As filed with the Securities and Exchange Commission on April 23, 2010.

Registration Nos. 333-91098 and 811-21127

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
☐
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 10
☒
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
☐

Amendment No. 25
☒

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
(Exact Name of Registrant)

MERRILL LYNCH
LIFE INSURANCE COMPANY
(Name of Depositor)

4333 Edgewood Road, NE
Cedar Rapids, IA 52499-0001
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:
(800) 346-3677

Name and Address of Agent for Service:	Copy to:
Darin D. Smith 4333 Edgewood Road, NE Cedar Rapids, IA 52499-0001	Mary Thornton Payne, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2010 pursuant to paragraph (b) of Rule 485

      (date)

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485
      (date)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:
Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

Prospectus
May 1, 2010
Merrill Lynch Life Variable Annuity Separate Account D (the “Separate Account”)
Flexible Premium Individual Deferred Variable Annuity Contract (the “Contract”)
issued by
Merrill Lynch Life Insurance Company
Home Office: 425 West Capital Avenue Suite 1800, Little Rock Arkansas 72201
Service Center: 4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001
Phone: (800) 535-5549
offered through
Transamerica Capital, Inc.
This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.
The variable annuity contract described here must be issued as an IRA Contract or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. If this Contract is not issued or purchased as such, the taxes on gains will not be deferred. The Contract provides a variety of investment features and options for income protection later in life. We no longer offer the Contract for sale to new purchasers.
The Contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this Contract exist solely through the IRA, IRA Account, or Roth IRA Account. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income and death benefits), before you purchase the Contract in a tax-qualified plan.
It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.
What is an annuity?
An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each annuity option has different protection features intended to cover different kinds of income needs. Many of these annuity options provide income streams that can’t be outlived.
What is a variable annuity?
A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.
What are the risks in owning a variable annuity?
A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you’ve put in. You bear all of this risk. You could lose all or part of the money you’ve put in.

How does this annuity work?
We put your premium payments as you direct into one or more subaccounts of the Separate Account. In turn, we invest each subaccount’s assets in one of the following mutual funds or portfolios (“Funds”):
AIM Equity Funds (Invesco Equity Funds) — Class A Shares
Managed by Invesco Advisers, Inc.
Invesco Charter Fund
Invesco Constellation Fund
AllianceBernstein Growth and Income Fund, Inc. — Class A Shares
Managed by AllianceBernstein L.P.
AllianceBernstein Large Cap Growth Fund, Inc. — Class A Shares
Managed by AllianceBernstein L.P.
Allianz Funds — Class A Shares
Managed by Allianz Global Investors Fund Management LLC
Allianz NFJ Renaissance Fund
Allianz NFJ Small-Cap Value Fund
American Century Capital Portfolios, Inc. — A Class Shares
Managed by American Century Investment Management, Inc.
Equity Income Fund
American Funds® — Class A Shares
Managed by Capital Research and Management CompanySM
The Bond Fund of America®
The Growth Fund of America®
The Income Fund of America®
The Investment Company of America®
BlackRock Basic Value Fund, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock Bond Fund, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock Total Return Fund
BlackRock Fundamental Growth Fund, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock Funds II — Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock Government Income Portfolio
BlackRock Global Allocation Fund, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock Index Funds, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock S&P 500 Index Fund
BlackRock Value Opportunities Fund, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC
Davis New York Venture Fund, Inc. — Class A Shares
Managed by Davis Selected Advisers, L.P.
Delaware Group Equity Funds III — Class A Shares
Managed by Delaware Management Company
Delaware Trend Fund®

Fidelity Advisor Funds — Class A Shares
Managed by Fidelity Management & Research Company
Fidelity® Advisor Equity Growth Fund
Lord Abbett Bond-Debenture Fund, Inc. — Class A Shares
Managed by Lord, Abbett & Co. LLC
Lord Abbett Mid-Cap Value Fund, Inc. — Class A Shares
Managed by Lord, Abbett & Co. LLC
MFS Series Trust I — Class A Shares
Managed by MFS® Investment Management
MFS® Core Growth Fund
MFS® Research International Fund
MFS Series Trust IV — Class A Shares
Managed by MFS® Investment Management
MFS® Mid Cap Growth Fund
Oppenheimer Global Fund — Class A Shares
Managed by OppenheimerFunds, Inc.
Oppenheimer Main Street Funds®, Inc. — Class A Shares
Managed by OppenheimerFunds, Inc.
Oppenheimer Main Street Fund
Oppenheimer Quest for Value Funds — Class A Shares
Managed by OppenheimerFunds, Inc.
Oppenheimer Quest Opportunity Value Fund
PIMCO Funds — Class A Shares
Managed by Pacific Investment Management Company LLC
PIMCO Total Return Fund
The Putnam Fund for Growth and Income — Class A Shares
Managed by Putnam Investment Management, LLC
Putnam International Equity Fund — Class A Shares
Managed by Putnam Investment Management, LLC
Putnam Voyager Fund — Class A Shares
Managed by Putnam Investment Management, LLC
Ready Assets Prime Money Fund
Managed by BlackRock Investments, LLC
Seligman Value Fund Series, Inc. — Class A Shares
Managed by J. & W. Seligman & Co.
Seligman Smaller-Cap Value Fund
Templeton Funds — Class A Shares
Managed by Templeton Global Advisors Limited
Templeton Foreign Fund
Templeton Growth Fund, Inc. — Class A Shares
Managed by Templeton Global Advisors Limited
Van Kampen Comstock Fund — Class A Shares
Managed by Van Kampen Asset Management
Van Kampen Equity and Income Fund — Class A Shares
Managed by Van Kampen Asset Management
Van Kampen Mid Cap Growth Fund — Class A Shares
Managed by Van Kampen Asset Management

The Funds available under this Contract are also available for direct purchase by the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you won’t pay Contract or separate account charges, but you also won’t have annuity options or death benefit features. Because of these additional Contract and separate account charges, which affect contract values and subaccount returns, you should refer only to information regarding the Funds available through the Company, rather than to information that may be available through alternate sources.
The value of your Contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.
We’ve designed this annuity as a long-term investment. If you withdraw money from the annuity too soon, you may incur substantial charges. In addition, any money you take out of the Contract (for Contracts held in an IRA Account or a Roth IRA Account, out of the Account) to the extent of gain is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% Federal penalty tax. For these reasons, you need to consider your current and short-term income needs carefully before you decide to buy the Contract.
What does this annuity cost?
We may impose a number of charges, including a surrender (sales) charge and an asset-based insurance charge. We provide more details on these charges, as well as a description of all other charges, later in the Prospectus.

This Prospectus contains information about the Contract and the Separate Account that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Separate Account. We have filed the Statement of Additional Information, dated May 1, 2010, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. There is no charge to obtain it. The Table of Contents for this Statement of Additional Information is found at the end of this Prospectus.
The Securities and Exchange Commission (“SEC”) maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.
Current prospectuses for the Funds accompany this Prospectus. Please read these documents carefully and retain them for future reference.
The Securities and Exchange Commission has not approved these Contracts or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Although this Prospectus was primarily designed for potential purchasers of the Contract, you are receiving this Prospectus as a current contract owner. As a current contract owner, you should note that the options, features, and charges of the Contract may vary over time, may vary depending on your state and generally, you may not change your Contract or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, refer to your Contract, and/or note Contract variations referenced throughout this Prospectus. Currently, this Contract is not available for purchase.

DEFINITIONS
accumulation unit: A unit of measure used to compute the value of your interest in a subaccount prior to the annuity date.
annuitant: Annuity payments may depend upon the continuation of a person’s life. That person is called the annuitant.
annuity date: The date on which annuity payments begin. The annuity date must occur by the older annuitant’s 95th birthday.
attained age: The age of a person on the contract date plus the number of full contract years since the contract date.
beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.
contract anniversary: The yearly anniversary of the contract date.
contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.
contract value: The value of your interest in the Separate Account.
contract year: The period from the contract date to the first contract anniversary, and thereafter, the period from one contract anniversary to the next contract anniversary.
Individual Retirement Annuity (“IRA”): A retirement arrangement meeting the requirements of Section 408(b) of the Internal Revenue Code (“IRC”).
Individual Retirement Account (“IRA Account”): A custodial account meeting the requirements of Section 408(a) of the IRC.
joint annuitant: The Contract does not permit co-annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB rider. For the GMIB rider, the joint annuitant is a second person designated for payment of any GMIB under a joint and survivor life annuity. The joint annuitant does not have any rights under the Contract or rider.
Roth Individual Retirement Account (“Roth IRA Account”): A custodial account meeting the requirements of Section 408A of the IRC.
net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.
surrender value: The amount payable upon surrender of the Contract, equal to the contract value less any applicable surrender charge and any other charges which are collected upon a full withdrawal.
valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of trading on each day the New York Stock Exchange is open.

CAPSULE SUMMARY OF THE CONTRACT
This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.
As noted above, Contracts issued in your state may provide different features and benefits from those described in this Prospectus. This Prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract or any endorsements, contact our Service Center.
The Contract must be issued as an IRA Contract or purchased through an established IRA Account or Roth IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”). (See “Issuing the Contract”.) Federal law limits maximum annual contributions to IRAs, IRA Accounts, and Roth IRA Accounts.
The Contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this Contract exist solely through the IRA, IRA Account, or Roth IRA Account. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income and death benefits), before you purchase the Contract in a tax-qualified plan.
We offer other variable annuity contracts that have different contract features, minimum premium amounts, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.
For information concerning compensation paid for the sale of Contracts, see “Other Information — Selling the Contract.”
Premiums
Generally, before the annuity date you can pay premiums as often as you like. Because the minimum initial premium is $25,000, the Contract can only be purchased through an existing IRA Account or Roth IRA Account or by rollover from an existing IRA or Roth IRA contract, a qualified pension or profit sharing plan, or a governmental 457(b) plan. Subsequent premiums generally must be $50 or more. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us, or our affiliate, ML Life Insurance Company of New York, or any other life insurance company affiliate, on your life exceed $1,000,000.
Under Federal law for 2010, you may contribute up to $5,000 to all IRA Contracts, IRA Accounts, and Roth IRA Accounts. The maximum contribution limit is increased to $6,000 if you will be age 50 or older by December 31, 2010. Excess premiums will be assessed with a 6% Federal penalty each year until the excess money is withdrawn from the account. Maximum contributions may rise each year. Please contact a tax advisor for further information.
The Separate Account
As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your contract value. For the first 14 days following the contract date, we put all premiums into the Ready Assets Prime Money Fund Subaccount. After the 14 days, we will put the money into the subaccounts you’ve selected. In Pennsylvania, we won’t wait 14 days. Instead, we will invest your premium immediately in the subaccounts you’ve selected. For Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Ready Assets Prime Money Fund Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. Currently, you may allocate premiums or contract value among 18 of the available subaccounts. Generally, within certain limits you may transfer contract value periodically among subaccounts.

The Funds Available For Investment
AIM Equity Funds (Invesco Equity Funds) — Class A Shares
Managed by Invesco Advisers, Inc.
Invesco Charter Fund
Invesco Constellation Fund
AllianceBernstein Growth and Income Fund, Inc. — Class A Shares
Managed by AllianceBernstein L.P.
AllianceBernstein Large Cap Growth Fund, Inc. — Class A Shares
Managed by AllianceBernstein L.P.
Allianz Funds — Class A Shares
Managed by Allianz Global Investors Fund Management LLC
Allianz NFJ Renaissance Fund
Allianz NFJ Small-Cap Value Fund
American Century Capital Portfolios, Inc. — A Class Shares
Managed by American Century Investment Management, Inc.
Equity Income Fund
American Funds® — Class A Shares
Managed by Capital Research and Management CompanySM
The Bond Fund of America®
The Growth Fund of America®
The Income Fund of America®
The Investment Company of America®
BlackRock Basic Value Fund, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock Bond Fund, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock Total Return Fund
BlackRock Fundamental Growth Fund, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock Funds II — Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock Government Income Portfolio
BlackRock Global Allocation Fund, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock Index Funds, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock S&P 500 Index Fund
BlackRock Value Opportunities Fund, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC
Davis New York Venture Fund, Inc. — Class A Shares
Managed by Davis Selected Advisers, L.P.
Delaware Group Equity Funds III — Class A Shares
Managed by Delaware Management Company
Delaware Trend Fund®

Fidelity Advisor Funds — Class A Shares
Managed by Fidelity Management & Research Company
Fidelity® Advisor Equity Growth Fund
Lord Abbett Bond-Debenture Fund, Inc. — Class A Shares
Managed by Lord, Abbett & Co. LLC
Lord Abbett Mid-Cap Value Fund, Inc. — Class A Shares
Managed by Lord, Abbett & Co. LLC
MFS Series Trust I — Class A Shares
Managed by MFS® Investment Management
MFS® Core Growth Fund
MFS® Research International Fund
MFS Series Trust IV — Class A Shares
Managed by MFS® Investment Management
MFS® Mid Cap Growth Fund
Oppenheimer Global Fund — Class A Shares
Managed by OppenheimerFunds, Inc.
Oppenheimer Main Street Funds®, Inc. — Class A Shares
Managed by OppenheimerFunds, Inc.
Oppenheimer Main Street Fund
Oppenheimer Quest for Value Funds — Class A Shares
Managed by OppenheimerFunds, Inc.
Oppenheimer Quest Opportunity Value Fund
PIMCO Funds — Class A Shares
Managed by Pacific Investment Management Company LLC
PIMCO Total Return Fund
The Putnam Fund for Growth and Income — Class A Shares
Managed by Putnam Investment Management, LLC
Putnam International Equity Fund — Class A Shares
Managed by Putnam Investment Management, LLC
Putnam Voyager Fund — Class A Shares
Managed by Putnam Investment Management, LLC
Ready Assets Prime Money Fund
Managed by BlackRock Investments, LLC
Seligman Value Fund Series, Inc. — Class A Shares
Managed by J. & W. Seligman & Co.
Seligman Smaller-Cap Value Fund
Templeton Funds — Class A Shares
Managed by Templeton Global Advisors Limited
Templeton Foreign Fund
Templeton Growth Fund, Inc. — Class A Shares
Managed by Templeton Global Advisors Limited
Van Kampen Comstock Fund — Class A Shares
Managed by Van Kampen Asset Management

Van Kampen Equity and Income Fund — Class A Shares
Managed by Van Kampen Asset Management
Van Kampen Mid Cap Growth Fund — Class A Shares
Managed by Van Kampen Asset Management
As of October 22, 2004, this fund is closed to allocations of new premiums and incoming transfers of contract value.
Fidelity Advisor Funds — Class A Shares
Managed by Fidelity Management & Research Company
Fidelity® Advisor Mid Cap Fund
As of November 12, 2009 this Fund is closed to allocations of new premiums and incoming transfers of contract value.
Fidelity Advisor Series VIII — Class A Shares
Managed by Fidelity Management & Research Company
Fidelity® Advisor Overseas Fund
If you want detailed information about the investment objectives of the Funds, see “Investments of the Separate Account” and the prospectuses for the Funds.
Fees and Charges
Asset-Based Insurance Charge
We currently impose an asset-based insurance charge of 1.30% annually to cover certain risks. It will never exceed 1.30% annually.
The asset-based insurance charge compensates us for:
•	costs associated with the establishment and administration of the Contract;

•	mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract; and

•	expense risks we assume to cover Contract maintenance expenses.
We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. This charge ends on the annuity date.
Surrender Charge
We may impose a surrender charge if you withdraw money from the Contract. The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% each year. After the seventh year, the surrender charge is 0%. The surrender charge applies to each subsequent premium payment, as well as the initial premium payment.
Contract Fee
We impose a $40 contract fee at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract if the greater of contract value, or premiums less withdrawals, is less than $50,000. We may also waive this fee in certain circumstances where you own more than three Contracts. This fee ends after the annuity date.

Guaranteed Minimum Income Benefit Fee (“GMIB Fee”)
On the last business day of each month and upon termination of the Guaranteed Minimum Income Benefit Rider, we determine the amount of the GMIB Fee. We will deduct the GMIB Fee determined for each month within a calendar quarter (and upon termination of the Rider) from your contract value on the last business day of each calendar quarter (and upon termination of the Rider). The amount of the GMIB Fee, how it is determined, and the circumstances under which it may be deducted are described under “Guaranteed Minimum Income Benefit.” We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract. This fee ends on the annuity date.
Premium Taxes
On the annuity date, we deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 3.5% for qualified plans. In some jurisdictions, we deduct a charge for premium taxes from any withdrawal, surrender, or death benefit payment.
Fund Expenses
You will bear the costs of advisory fees and operating expenses deducted from Fund assets.
You can find detailed information about all fees and charges imposed on the Contract under “Charges and Deductions”.
Transfers Among Subaccounts
Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. However, the Fidelity® Advisor Mid Cap Subaccount and the Fidelity® Advisor Overseas Subaccount are closed to transfers of contract value from other subaccounts. You may make more than twelve transfers among available subaccounts, but we may charge $25 per extra transfer. (See “Transfers Among Subaccounts”.) We may impose additional restrictions on transfers. (See “Transfers Among Subaccounts — Disruptive Trading.”)
Several specialized transfer programs are available under the Contract. You cannot use more than one such program at a time.
•	First, we offer a Dollar Cost Averaging Program where money you’ve put in a designated subaccount is systematically transferred monthly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in fund share prices over time. (See “Dollar Cost Averaging Program”.) (There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss.)

•	Second, through participation in the Asset Allocation Program, you may select one of five asset allocation models. Your contract value is rebalanced quarterly based on the asset allocation model selected. (See “Asset Allocation Program”.)

•	Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your contract value quarterly, semi-annually, or annually in each contract year in order to maintain a particular percentage allocation among the subaccounts that you select. (See “Rebalancing Program”.)
Withdrawals
Withdrawals are generally subject to a surrender charge (see “Surrender Charge”). However, we won’t impose a surrender charge to the extent that withdrawals in a contract year do not exceed the “free withdrawal amount” determined as of the date we receive your withdrawal request. The “free withdrawal amount” equals the greater of (a) or (b), where:
(a)	=	10% of total premiums paid into the Contract that have not been withdrawn in prior contract years and are subject to a surrender charge, less any prior withdrawals during that contract year; and

(b)	=	the gain in the Contract plus premiums remaining in the Contract that are not subject to a surrender charge.
The gain in the Contract equals the excess, if any, of the contract value at the time of withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums.
You may take your free withdrawals through lump sum withdrawals or the Systematic Withdrawal Program. Under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. For more information, see “Withdrawals and Surrenders”.
Partial withdrawals will reduce your contract value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. For example, partial withdrawals may reduce benefits under the GMIB rider by substantially more than the amount withdrawn. You should carefully consider whether a partial withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
A withdrawal may have adverse tax consequences, including the imposition of a 10% penalty tax on withdrawals prior to age 59 1/2 (see “Federal Income Taxes”).
Death Benefit
Regardless of investment performance, this Contract provides a guaranteed minimum death benefit (“GMDB”) if you die before the annuity date. The death benefit equals the greater of the GMDB or the contract value.
If you are age 80 or over when the Contract is issued, the GMDB equals premiums less adjusted withdrawals.
If you are under age 80 when the Contract is issued, the GMDB equals the Maximum Anniversary Value GMDB. The Maximum Anniversary Value GMDB equals the greater of premiums less “adjusted” withdrawals or the Maximum Anniversary Value. The Maximum Anniversary Value equals the greatest anniversary value for the Contract, increased by premiums and decreased by “adjusted” withdrawals. An anniversary value is calculated through the earlier of the owner’s attained age 80 or date of death.
You can find more detailed information about the death benefit, and how it is calculated, including age limitations that apply, under “Death Benefit”.
The payment of a death benefit may have tax consequences (see “Federal Income Taxes”).
Annuity Payments
Annuity payments begin on the annuity date and are made under the annuity option you select. For Contracts purchased through an established IRA Account or Roth IRA Account with MLPF&S, you may select an annuity date that cannot be later than the annuitant’s 95th birthday. If you do not select an annuity date, the annuity date for such Contracts is the older annuitant’s 95th birthday. For Contracts purchased through an IRA Account, keep in mind that you may need to take distributions or annuitize prior to the older annuitant’s 95th birthday to meet Federal minimum distribution requirements. The annuity date for IRA Contracts is generally when the owner/annuitant reaches age 70 1/2.
Details about the annuity options available under the Contract can be found under “Annuity Options”.
Annuity payments may have tax consequences (see “Federal Income Taxes”).
All optional guaranteed benefit riders under the Contract terminate when annuity payments begin or on the maturity date.

Guaranteed Minimum Income Benefit
For an additional annual fee, you may elect the Guaranteed Minimum Income Benefit (“GMIB”). The GMIB is an optional rider that provides the option to receive payment of guaranteed minimum monthly fixed income during the lifetime of the annuitant subject to certain conditions. See “Guaranteed Minimum Income Benefit”.
Right to Review
When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract along with your letter of instruction to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date we receive your returned Contract. For Contracts issued in Pennsylvania, we will refund the contract value as of the date we receive your returned Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us to invest the premiums immediately in subaccount(s) other than the Ready Assets Prime Money Fund Subaccount, we will refund the contract value as of the date we receive your returned Contract.
Replacement of Contracts
Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender (sales) charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract’s features, benefits, and charges. Because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Charge (as a % of premium withdrawn)[1]	7%
Transfer Fee[2]	$25
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

Periodic Charges Other Than Fund Expenses
Annual Contract Fee[3]	$40
Separate Account Annual Expenses (as a % of average Separate Account value)
Current and Maximum Asset-Based Insurance Charge	1.30%
Annual Charge for Optional Rider:
Guaranteed Minimum Income Benefit (as an annualized percentage of GMIB Benefit Base)[4]	0.50%

[1]	The contingent deferred sales charge decreases by 1% annually to 0% after seven years, as follows:

Complete Years Elapsed Since	Charge as a Percentage
Payment of Premium	of Premium Withdrawn
0 years	7%
1 year	6%
2 years	5%
3 years	4%
4 years	3%
5 years	2%
6 years	1%
7 or more years	0%

[2]	There is no charge for the first 12 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers.

[3]	The contract fee will be assessed annually at the end of each contract year and upon a full withdrawal if the greater of contract value, or premiums less withdrawals, is less than $50,000.

[4]	The GMIB charge will be deducted at the end of each calendar quarter based on the GMIB Benefit Base as of the last business day of each month within the calendar quarter. We will also deduct a pro rata amount of this fee upon termination of the Rider. We won’t deduct this fee after the annuity date. For Contracts issued before October 16, 2004, the GMIB charge was, and remains, 0.40%.
The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the most recently ended fiscal year before any contractual waivers and expense reimbursements. Although certain Fund classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Range of Expenses for the Funds[5]	Minimum		Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)	0.62%	—	1.83%

[5]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the most recently ended fiscal year for each Fund. Current or future expenses may be greater or less than those shown.
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, the Annual Contract Fee, Separate Account Annual Expenses, the GMIB Fee, and Annual Fund Operating Expenses.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender the Contract at the end of the applicable time period:

Assuming the maximum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years
$1,012	$1,608	$2,221	$4,046
Assuming the minimum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years
$899	$1,266	$1,637	$2,888
(2)	If you annuitize or remain invested in the Contract at the end of the applicable time period:

Assuming the maximum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years
$373	$1,138	$1,932	$4,046
Assuming the minimum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years
$252	$778	$1,337	$2,888
Based on average Contract size, the Examples reflect the $40 contract fee as 0.04% of average assets. They assume the GMIB Rider is elected. They reflect the fee for the GMIB Rider at an annual rate of 0.50% of the GMIB Benefit Base collected at the end of each calendar quarter. See the “Charges and Discussions” section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.
The examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.
Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

Most Recently Ended Fiscal Years
This prospectus reflects information for each Fund as of the end of each Fund’s most recently completed fiscal year for which information was available as of the date of this Prospectus. These fiscal years are as follows:

Fiscal Year End	Funds
March 31, 2009	BlackRock Value Opportunities Fund, Inc., American Century Equity Income Fund, PIMCO Total Return Fund, Van Kampen Mid Cap Growth Fund

June 30, 2009	BlackRock Basic Value Fund, Inc., Allianz NFJ Small-Cap Value Fund, Allianz NFJ Renaissance Fund, Delaware Trend Fund, Putnam International Equity Fund, Seligman Smaller-Cap Value Fund

July 31, 2009	AllianceBernstein Growth & Income Fund, AllianceBernstein Large Cap Growth Fund, Inc., American Funds® The Income Fund of America ®, Davis New York Venture Fund, Inc., Putnam Voyager Fund

August 31, 2009	BlackRock Fundamental Growth Fund, Inc., American Funds® The Growth Fund of America ®, MFS Core Growth Fund, MFS Research International Fund, MFS Mid Cap Growth Fund, Oppenheimer Main Street Fund®, Templeton Growth Fund, Templeton Foreign Fund

September 30, 2009	BlackRock Total Return Fund, BlackRock Government Income Portfolio, Oppenheimer Global Fund

October 31, 2009	BlackRock Global Allocation Fund, Inc., Invesco Constellation Fund, Fidelity® Advisor Overseas Fund, Oppenheimer Quest Opportunity Value Fund, Putnam Fund for Growth and Income

November 30, 2009	Fidelity® Advisor Equity Growth Fund, Fidelity® Advisor Mid Cap Fund

December 31, 2009	BlackRock S&P 500 Index Fund, Ready Assets Prime Money Fund, Invesco Charter Fund, American Funds® The Bond Fund of America ®, American Funds® The Investment Company of America®, Lord Abbett Bond-Debenture Fund, Inc., Lord Abbett Mid-Cap Value Fund, Inc., Van Kampen Comstock Fund, Van Kampen Equity and Income Fund
YIELDS AND TOTAL RETURNS
From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.
Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.
The yield of the Ready Assets Prime Money Fund Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
The yield of a subaccount (besides the Ready Assets Prime Money Fund Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.
The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes.
We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. For example, we may present total return performance information that doesn’t reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we’ll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge. This information may also be compared to various indices.
Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.
Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.
MERRILL LYNCH LIFE INSURANCE COMPANY
We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and engaged in the sale of life insurance and annuity products. We changed our corporate location to Arkansas on August 31, 1991. On December 28, 2007, we became an indirect wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V. of the Netherlands conducts its business through subsidiary companies engaged primarily in the insurance business. We were formerly an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“Merrill Lynch”), a corporation whose common stock is traded on the New York Stock Exchange. Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.
THE SEPARATE ACCOUNT
The Merrill Lynch Life Variable Annuity Separate Account D (the “Separate Account”) offers through its subaccounts a variety of investment options. Each option has a different investment objective.
We established the Separate Account on June 21, 2002. It is governed by Arkansas law, our state of domicile. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of a separate account under the Federal securities laws. The Separate Account’s assets are segregated from all of our other assets.

Segregation of Separate Account Assets
Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Separate Account. The Separate Account’s income, gains, and losses, whether or not realized, derived from Separate Account assets are credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the Separate Account’s assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under Arkansas insurance law the assets in the Separate Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Separate Account be charged with any liabilities of other separate accounts.
Subaccount Investments
The previously available subaccounts, the Fidelity® Advisor Mid Cap Fund of the Fidelity Advisor Funds and the Fidelity® Advisor Overseas Fund of the Fidelity Advisor Series VIII, are closed to allocations of new premiums and incoming transfers of contract value. All subaccounts invest in one of the following mutual funds or a corresponding portfolio thereof: BlackRock Basic Value Fund, Inc., BlackRock Total Return Fund, BlackRock Fundamental Growth Fund, Inc., BlackRock Global Allocation Fund, Inc., Ready Assets Prime Money Fund, BlackRock S&P 500 Index Fund, BlackRock Value Opportunities Fund, Inc., BlackRock Government Income Portfolio, AIM Equity Funds (Invesco Equity Funds), AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein Large Cap Growth Fund, Inc., Allianz Funds, American Century Capital Portfolios, Inc., The Bond Fund of America, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Davis New York Venture Fund, Inc., Delaware Group Equity Funds III, Fidelity Advisor Funds, Lord Abbett Bond-Debenture Fund, Inc., Lord Abbett Mid-Cap Value Fund, Inc., MFS Series Trust I, MFS Series Trust IV, Oppenheimer Global Fund, Oppenheimer Main Street Funds, Oppenheimer Quest for Value Funds, PIMCO Funds, The Putnam Fund for Growth and Income, Putnam International Equity Fund, Putnam Voyager Fund, Seligman Value Fund Series, Inc., Templeton Funds, Templeton Growth Fund, Inc., Van Kampen Comstock Fund, Van Kampen Equity and Income Fund, or Van Kampen Mid Cap Growth Fund. Additional subaccounts may be added or closed in the future.
Although the investment objectives and policies of certain Funds may be similar to the investment objectives and policies of other funds or portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other fund or portfolio, even where the investment adviser, subadviser, or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available through the Contract may have names similar to funds or portfolios not available through the Contract. All of the underlying mutual funds offered through this Separate Account are available to the general public.
INVESTMENTS OF THE SEPARATE ACCOUNT
General Information and Investment Risks
Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds’ prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to the Separate Account as well as members of the general public. Shares of these Funds may be offered to separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of AEGON USA).
Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

The Funds
The following Funds are available under the Contract.
AIM Equity Funds (Invesco Equity Funds) — Class A Shares(1)
Managed by Invesco Advisers, Inc.(2)
Invesco Charter Fund(3)
Invesco Constellation Fund(3)
AllianceBernstein Growth and Income Fund, Inc. — Class A Shares
Managed by AllianceBernstein L.P.
AllianceBernstein Large Cap Growth Fund, Inc. — Class A Shares
Managed by AllianceBernstein L.P.
Allianz Funds — Class A Shares
Managed by Allianz Global Investors Fund Management LLC
Allianz NFJ Renaissance Fund(4)
Allianz NFJ Small-Cap Value Fund
American Century Capital Portfolios, Inc. — A Class Shares
Managed by American Century Investment Management, Inc.
Equity Income Fund
American Funds® — Class A Shares
Managed by Capital Research and Management CompanySM
The Bond Fund of America®
The Growth Fund of America®
The Income Fund of America®
The Investment Company of America®
BlackRock Basic Value Fund, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC(5)
BlackRock Bond Fund, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC(5)
BlackRock Total Return Fund
BlackRock Fundamental Growth Fund, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC(5)
BlackRock Funds II — Investor A Shares
Managed by BlackRock Investments, LLC(5)
BlackRock Government Income Portfolio
BlackRock Global Allocation Fund, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC(5)
BlackRock Index Funds, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC(5)
BlackRock S&P 500 Index Fund
BlackRock Value Opportunities Fund, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC(5)
Davis New York Venture Fund, Inc. — Class A Shares
Managed by Davis Selected Advisers, L.P.

Delaware Group Equity Funds III — Class A Shares
Managed by Delaware Management Company
Delaware Trend Fund®
Fidelity Advisor Funds — Class A Shares(6)
Managed by Fidelity Management & Research Company
Fidelity® Advisor Equity Growth Fund
Lord Abbett Bond-Debenture Fund, Inc. — Class A Shares
Managed by Lord, Abbett & Co. LLC
Lord Abbett Mid-Cap Value Fund, Inc. — Class A Shares
Managed by Lord, Abbett & Co. LLC
MFS Series Trust I — Class A Shares
Managed by MFS® Investment Management
MFS® Core Growth Fund
MFS® Research International Fund
MFS Series Trust IV — Class A Shares
Managed by MFS® Investment Management
MFS® Mid Cap Growth Fund
Oppenheimer Global Fund — Class A Shares
Managed by OppenheimerFunds, Inc.
Oppenheimer Main Street Funds®, Inc. — Class A Shares
Managed by OppenheimerFunds, Inc.
Oppenheimer Main Street Fund
Oppenheimer Quest for Value Funds — Class A Shares
Managed by OppenheimerFunds, Inc.
Oppenheimer Quest Opportunity Value Fund
PIMCO Funds — Class A Shares
Managed by Pacific Investment Management Company LLC
PIMCO Total Return Fund
The Putnam Fund for Growth and Income — Class A Shares
Managed by Putnam Investment Management, LLC
Putnam International Equity Fund — Class A Shares
Managed by Putnam Investment Management, LLC
Putnam Voyager Fund — Class A Shares
Managed by Putnam Investment Management, LLC
Ready Assets Prime Money Fund(7)*
Managed by BlackRock Investments, LLC
Seligman Value Fund Series, Inc. — Class A Shares
Managed by J. & W. Seligman & Co.
Seligman Smaller-Cap Value Fund
Templeton Funds — Class A Shares(8)
Managed by Templeton Global Advisors Limited
Templeton Foreign Fund
Templeton Growth Fund, Inc. — Class A Shares
Managed by Templeton Global Advisors Limited

Van Kampen Comstock Fund — Class A Shares
Managed by Van Kampen Asset Management
Van Kampen Equity and Income Fund — Class A Shares
Managed by Van Kampen Asset Management
Van Kampen Mid Cap Growth Fund — Class A Shares
Managed by Van Kampen Asset Management

*	There can be no assurance that the Ready Assets Prime Money Fund portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of contract charges, the yield on the Ready Assets Prime Money Fund subaccount may become extremely low and possibly negative.

(1)	Formerly known as AIM Equity Funds.

(2)	Invesco Aim Advisors, Inc. merged into Invesco Institutional (N.A.), Inc. and then Invesco Institutional (N.A.), Inc. was renamed Invesco Advisers, Inc.

(3)	References to “AIM” were replaced with “Invesco” due to branding changes.

(4)	Formerly known as Allianz OCC Renaissance Fund.

(5)	Formerly BlackRock Advisors, LLC.

(6)	Formerly Fidelity Advisor Series I.

(7)	Formerly known as Merrill Lynch Ready Assets Trust.

(8)	Formerly Templeton Funds, Inc.

As of October 22, 2004 this Fund is closed to allocations of new premiums and incoming transfers of contract value.
Fidelity Advisor Funds — Class A Shares(1)
Managed by Fidelity Management & Research Company
Fidelity® Advisor Mid Cap Fund

(1)	Formerly Fidelity Advisor Series I.

As of November 12, 2009 this Fund is closed to allocations of new premiums and incoming transfers of contract value.
Fidelity Advisor Series VIII — Class A Shares
Managed by Fidelity Management & Research Company
Fidelity® Advisor Overseas Fund
In order to obtain a copy of the Fund prospectuses, you may call one of our customer service representatives at 1-800-535-5549.
Certain Payments We Receive With Regard to the Funds
We (and our affiliates) may directly or indirectly receive payments, which may be significant, from the Funds, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•	Rule 12b-1 and Shareholder Service Fees. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees range from 0.125% to 0.25% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. We may continue to receive 12b-1 or shareholder service fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we or our affiliates provide.

•	Recordkeeping and Transfer Agency Fees. We receive fees from Fund assets for certain recordkeeping and transfer agency services. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees range from 0% to 0.10% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, and/or distributor (or affiliates thereof) of the Funds may make payments to us and/or our affiliates. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.025% to 0.30%.

The combined percentages we receive with regard to each Fund currently range from 0.325% to 0.525%.
Proceeds from these payments by the Funds, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the Contract, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Funds. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the Contracts, see “Other Information — Selling the Contract” in this prospectus.
Selection of Underlying Funds
We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate makes payments to us or our affiliates. For additional information on these arrangements, see “Certain Payments We Receive With Regard to the Funds.” We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of contract value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from contract owners.
You are responsible for choosing the subaccounts or an asset allocation model (See “Asset Allocation Program”), and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund’s prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts or a model for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.
The Company does not provide investment advice and does not recommend or endorse any particular underlying Fund or model. You bear the risk of any decline in the contract value of your Contract resulting from the performance of the Funds you have chosen.
Other Share Classes and Portfolios
The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the Contract. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the Contract.
Purchases and Redemptions of Fund Shares; Reinvestment
The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.
Substitution of Investments and Changes to the Separate Account
We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio’s investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of new premium payments or incoming transfers of contract value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any substitution, we would obtain any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.
We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the “1940 Act”), make any changes required by the 1940 Act, operate the Separate Account as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes, we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.
CHARGES AND DEDUCTIONS
We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.
Asset-Based Insurance Charge
We currently impose an asset-based insurance charge on the Separate Account that equals 1.30% annually. It will never exceed 1.30%.
We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won’t change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.
The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. Finally, this charge compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers, Asset Allocation, Rebalancing, and Dollar Cost Averaging.
If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

Surrender Charge
     When Imposed
We may impose a surrender charge on withdrawals from the Contract. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. We impose the charge only on premium withdrawn from the Contract held for less than seven years. Each premium, whether initial or subsequent, is subject to a decreasing surrender charge up to the seventh year after the premium is paid, in accordance with the schedule below. However, the Contract permits withdrawal of the “free withdrawal amount” annually without a surrender charge through lump-sum or systematic withdrawals. (See “Withdrawals and Surrenders”.)
     Amount of Charge
We may impose a surrender charge if you withdraw money from the Contract. The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% each year. After the seventh year, the surrender charge is 0% for that premium.

Number of Complete Years Elapsed
Since Premium Was Paid	Surrender Charge
0 years	7%
1 year	6%
2 years	5%
3 years	4%
4 years	3%
5 years	2%
6 years	1%
7 or more years	0%
The charge is calculated on total premiums withdrawn from the Contract. If, however, your contract value at the time of withdrawal is less than your premiums paid in, the charge is based on your contract value. Gain in contract value is never subject to this sales charge. We make withdrawals of any “free withdrawal amount” in any contract year as if gain is withdrawn first, followed by premiums. Withdrawals in excess of the “free withdrawal amount” will be effected as if premiums are withdrawn first. Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis. The example below explains this charge.

How The Surrender Charge Works
If you made a $5,000 premium payment and withdrew the entire $5,000 two years later, we would impose a 5% charge on the $5,000 withdrawal. If you had made a $5,000 premium payment and due to negative investment experience only $4,500 remained in the Contract when you withdrew it two years later, we would impose a 5% charge only on $4,500 of the original premium. If instead the $5,000 premium payment grew to $6,000 due to positive investment experience, and you withdrew $600 of gain in contract value through withdrawals two years later, and thereafter withdrew the remaining $5,400 in a subsequent withdrawal that same year, we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 5% surrender charge only on $5,000 of the $5,400 subsequent withdrawal (as $400 of that amount represents gain).
     How Deducted
We deduct the charge on a pro rata basis from among the subaccounts you’re invested in, based on the ratio of your subaccount value to your contract value. Amounts deducted to cover this charge do not incur any separate surrender charges. The example below shows how this works.

Pro Rata Deductions
Kim Investor’s Contract has a current contract value of $100,000. $60,000 is in the BlackRock Basic Value Subaccount, and $40,000 is in the BlackRock Fundamental Growth Subaccount. Kim withdraws $20,000 from the Contract, and the entire $20,000 is subject to a 5% surrender charge ($1,000). Accordingly, $600—60% of $1,000—is deducted from the BlackRock Basic Value Subaccount and $400—40% of $1,000—is deducted from the BlackRock Fundamental Growth Subaccount.
(See “Withdrawals and Surrenders” and “Accumulation Units” for a discussion of the effect of the deduction this charge will have on the number of accumulation units credited to a Contract.)
Contract Fee
We may charge a $40 contract fee at the end of each contract year. We will impose this fee if the greater of contract value, or premiums less withdrawals, is less than $50,000.
The contract fee reimburses us for additional expenses related to maintenance of certain Contracts with lower contract values. We do not deduct the contract fee after the annuity date. The contract fee will never increase.
If the contract fee applies, we will deduct it as follows:
•	We deduct this fee from your contract value at the end of each contract year before the annuity date.

•	We deduct this fee from your contract value if you surrender the contract on any date other than a contract anniversary.

•	We deduct this fee on a pro rata basis from all subaccounts in which your contract value is invested.
Currently, a contract owner of more than three of these Contracts will be assessed no more than $120 in contract fees annually. We reserve the right to change this limit on contract fees at any time.
Guaranteed Minimum Income Benefit Fee
If you elect the GMIB, we will deduct a fee at the end of each calendar quarter and upon termination of the Rider. We will determine the fee for that period by multiplying 0.50% by the GMIB Benefit Base and dividing by 12 on the last business day of each month or upon termination of the Rider. (For Contracts issued before October 16, 2004, we will use 0.40% multiplied by the GMIB Benefit Base divided by 12.) The sum of the fees for each month during a calendar quarter and for any termination during a calendar quarter will be deducted from the contract value on the last business day of that calendar quarter or on the termination date, if earlier. The GMIB Fee will be reduced proportionally for any month in which the GMIB Rider terminates prior to the last business day of that month or was not in effect as of the last business day of the prior month. We won’t deduct this fee after the annuity date. We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.
Other Charges
     Transfer Charges
You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we may, but currently do not, charge you $25 for each extra transfer. We deduct this charge pro rata from the subaccounts from which you are transferring contract value. Currently, transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program”, “Asset Allocation Program”, “Rebalancing Program”, and “Transfers Among Subaccounts”.)
     Tax Charges
We reserve the right, subject to any necessary regulatory approval, to charge for assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account’s investment earnings. (See “Tax Status of the Contract”.)
     Fund Expenses
In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See “Fee Table”.) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund. Although certain Fund Classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract.
     Premium Taxes
Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.
Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 3.5% for qualified plans. Although we pay these taxes when due, we won’t deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.
Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner’s state of residence, our status within that state, and the premium tax laws of that state.
FEATURES AND BENEFITS OF THE CONTRACT
As we describe the contract, we will often use the word “you”. In this context “you” means “contract owner”.
Ownership of the Contract
The contract owner is entitled to exercise all rights under the Contract. For IRA Contracts, the contract owner and annuitant must be the same person. For Contracts purchased through an IRA Account or Roth IRA Account, the contract owner will be the Account and the annuitant must generally be the IRA Account or Roth IRA Account owner.
You may designate a beneficiary. (For Contracts issued through an IRA Account or a Roth IRA Account, the beneficiary must be designated as MLPF&S FBO (custodial account owner name).) If you die, the beneficiary will receive a death benefit.
Issuing the Contract
     Issue Age
For IRA Contracts, the contract owner and annuitant generally must be under 70 1/2 years old when we issue the Contract, unless certain exceptions are met. For Contracts purchased through an established IRA Account or Roth

IRA Account with MLPF&S, the owner of the IRA Account or Roth IRA Account and any annuitant must be under 90 years old when we issue the Contract. If you elect the GMIB, any annuitant must be 75 years old or younger.
     Information We Need To Issue The Contract
Before we issue the Contract, we need certain information from you. We may require you to complete and return certain documents in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the documents or the information provided, and you pay the initial premium, we’ll issue a Contract. Generally, we’ll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven’t received necessary information within five business days, we will return the premium and no Contract will be issued.
     Right to Review
When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract along with your letter of instruction to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date we receive your returned Contract. For Contracts issued in Pennsylvania, we’ll refund the contract value as of the date we receive your returned Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed to invest the premiums immediately in subaccount(s) other than the Ready Assets Prime Money Fund Subaccount, we will refund the contract value as of the date we receive your returned Contract.
Premiums
     Minimum and Maximum Premiums
Because the initial premium payment must be $25,000 or more, the Contract can only be purchased through an existing IRA Account or Roth IRA Account with MLPF&S or by rollover from an existing IRA or Roth IRA contract, a qualified pension or profit sharing plan, or a governmental 457(b) plan. Subsequent premium payments generally must each be $50 or more. You can make subsequent premium payments at any time before the annuity date. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us, or our affiliate, ML Life Insurance Company of New York, or any other life insurance company affiliate, on your life (or the life of any older co-owner) exceed $1,000,000. We also reserve the right to reject premium payments for any other reason.
New contributions (i.e. contributions other than transfers and rollovers) cannot be made to an IRA after age 70 1/2; however, if the Contract is held by an IRA Account or Roth IRA Account, we will accept new contributions into the Contract, but not the Account.
The Contract must be issued as an IRA Contract or purchased through an established IRA Account or Roth IRA Account with MLPF&S. Federal law limits maximum annual contributions to the Contract.
For IRA Contracts, we accept the following as initial premiums:
•	rollover contributions from certain qualified plans, governmental 457(b) plans, and IRAs;

•	amounts transferred from another IRA; and

•	contributions made pursuant to a Simplified Employee Pension up to certain limits.
Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.
     How to Make Payments
You must either pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money transferred from your MLPF&S brokerage account.
     Third Party Checks
We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Merrill Lynch Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from rollovers or transfers from other financial institutions. Any third party checks not accepted by our company will be returned.
     Premium Investments
For the first 14 days following the contract date, we will hold all premiums in the Ready Assets Prime Money Fund Subaccount. After the 14 days, we will reallocate the contract value to the subaccounts you selected. In Pennsylvania, we will invest all premiums as of the contract date in the subaccounts you selected. For Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Ready Assets Prime Money Fund Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts.
Currently, you may allocate your premium among 18 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the BlackRock Basic Value Subaccount, 58% allocated to the BlackRock Government Income Subaccount and 30% allocated to the BlackRock S&P 500 Index Subaccount. However, you may not allocate 33 1/3% to the BlackRock Basic Value Subaccount and 66 2/3% to the BlackRock Government Income Subaccount. If we don’t get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions we have on file. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.
Accumulation Units
Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

How Are My Contract Transactions Priced?
We calculate an accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any GMIB fee, any transfer charge, and any premium taxes due, units are redeemed.

How Do We Determine The Number of Units?
We determine the number of accumulation units purchased by dividing the dollar value of the premium payment or the amount transferred into the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the premium payment or transfer is made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any GMIB fee, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the accumulation unit value.
When we establish a subaccount, we set an initial value for an accumulation unit (usually, $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.
The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.
We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See “Other Charges”.)
Death of Annuitant Prior to Annuity Date
If the annuitant dies before the annuity date, no new annuitant may be named on IRA Contracts or Contracts purchased through an IRA Account or Roth IRA Account established with MLPF&S, and the death benefit will be paid to the beneficiary. If your sole beneficiary is your surviving spouse, he or she may instead elect to continue the Contract. (See “Spousal Continuation”.)
Transfers Among Subaccounts
     General
Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you’re transferring from. Currently, transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program”, “Asset Allocation Program”, and “Rebalancing Program”.)

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of contract value. You must transfer at least $100 or the total value of a subaccount, if less.
You may request transfers in writing or by telephone, once we receive proper telephone authorization. Transfer requests may also be made through your Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See “Other Information — Notices and Elections” for additional information on potential delays applicable to telephone transactions.)
     Disruptive Trading
Frequent or short-term transfers among subaccounts, such as those associated with “market timing” transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds’ investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures (“Disruptive Trading Procedures”). We employ various means to try to detect such transfer activity, such as periodically examining the number of “round trip” transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.
Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a “warned” contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We will also require that the contract owner’s signature on these transfer requests be notarized or signature guaranteed. If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:
•	not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;

•	limiting the dollar or percentage of contract value that may be transferred among the subaccounts at any one time; and

•	imposing a redemption fee on certain transfers.
Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner’s future transfers.
Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short- term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity. In addition, the other insurance companies and/or retirement plans that invest in the Funds may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we also cannot guarantee that the Funds (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.
The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. We may not have the contractual authority or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. However, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who violate the disruptive trading policies established by the Fund.
Accordingly, to the extent permitted by applicable law, we reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund’s own policies and procedures on disruptive trading activities.
Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds from intermediaries such as retirement plans or separate accounts funding variable insurance contracts generally are “omnibus” orders. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds’ ability to apply their respective disruptive trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.
In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.
Dollar Cost Averaging Program
     What Is It?
The Contract offers an optional transfer program called Dollar Cost Averaging (“DCA”). This program allows you to reallocate money at monthly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.
If you choose to participate in the DCA Program, each month we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select as described below in “Minimum Amounts”.
If you choose the Asset Allocation Program or the Rebalancing Program, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

     Participating in the DCA Program
You can choose the DCA Program before the annuity date. You may elect the DCA Program in writing or by telephone, once we receive proper telephone authorization. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.
     Minimum Amounts
To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount. We determine the amount required by multiplying the specified length of your DCA Program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your designated subaccount drop below the selected monthly transfer amount, you will need to put more money in to continue the DCA Program. You will be notified on your DCA confirmation of activity notice that the amount remaining in your designated subaccount has dropped below the selected monthly transfer amount.
     When Do We Make DCA Transfers?
You select the date for DCA transfers, within certain limitations. After we receive your request at our Service Center, we will make the first DCA transfer on the selected date of the following month. We’ll make subsequent DCA transfers on the same day of each succeeding month. Currently, we don’t charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract.
Asset Allocation Program
The following is a general description of the Asset Allocation Program. A complete description is available in the brochure for the Program.
     General
We make available to contract owners an Asset Allocation Program, for which Roszel Advisors, LLC (“Roszel Advisors”) provides investment advice. Roszel Advisors is an investment adviser registered under the Investment Advisers Act of 1940. As compensation for its services, we currently pay Roszel Advisors 0.075% of the value of the assets in the Merrill Lynch Investor Choice Annuity® and the IRA Annuity® products’ Asset Allocation Programs. We may alter the amount we pay, or cease paying, Roszel Advisors for these services at any time in our sole discretion. If you participate in the Asset Allocation Program, Roszel Advisors will serve as your investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing or by proper telephone authorization at any time after issue. If you elect the Asset Allocation Program you must include all contract value in the Program. There is no charge for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of Roszel Advisors; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.
There is no assurance that investment returns will be better through participation in the Asset Allocation Program. Your Contract may still lose money and experience volatility.
     Asset Allocation Models
Except as described below, a contract owner electing to participate in the Asset Allocation Program (a “Program participant”) will have his or her contract value allocated according to one of the model portfolios developed by Roszel Advisors. There are currently five asset allocation models to choose from:

•	Conservative (formerly, Capital Preservation)

•	Moderately Conservative (formerly, Income)

•	Moderate (formerly, Income & Growth)

•	Moderately Aggressive (formerly, Growth)

•	Aggressive (formerly, Aggressive Growth)
When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her investment goals and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative. Each model identifies one or more specific subaccounts and the percentage of premium or contract value allocated to each of those subaccount(s). The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.
     Changes to the Composition of Asset Allocation Models
On a quarterly basis, Roszel Advisors reviews the asset allocation models and may adjust the composition of each model, which may include changes to the subaccount(s) in the model and/or the percentage allocations. Any adjustments become effective on the last business day of the calendar quarter.
If, as a result of such review, a change is made to an asset allocation model, Roszel Advisors will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a “self-directed portfolio”). Roszel Advisors provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, Roszel Advisors considers that participant to have rejected all future changes in the model and the Asset Allocation Program will be terminated. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will not receive a periodic review of or changes to his or her portfolio, as would be provided by Roszel Advisors for the asset allocation models. In addition, those participants will no longer receive written materials from Roszel Advisors about the changes being made to the models. However, those participants can elect at any time to again participate in the Asset Allocation Program.
Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of the calendar quarter.
     Initial Allocation to the Selected Asset Allocation Model
If you elect the Asset Allocation Program at the time you purchase a Contract, we will allocate your initial premium to the selected model on the contract date, unless your premium is required to be initially allocated to the Ready Assets Prime Money Fund Subaccount. If your premium is required to be initially allocated to the Ready Assets Prime Money Fund Subaccount, we will allocate your contract value at the end of the 14-day period (35-day period in California if the premium(s) is required to be allocated to the Ready Assets Prime Money Fund Subaccount) in accordance with the asset allocation model that is in effect at that time. If you elect the Asset Allocation Program at any time after the contract date (and after any period that a premium is required to be allocated to the Ready Assets Prime Money Fund Subaccount), we will reallocate your contract value in accordance with the selected model in effect as of the end of the valuation period when we receive the information necessary to process the request.

     Quarterly Rebalancing
On the last business day of each calendar quarter, we automatically rebalance the contract value to maintain the subaccount(s) and percentages for each Program participant’s selected asset allocation model. This quarterly rebalancing takes account of:
•	increases and decreases in contract value in each subaccount due to subaccount performance,

•	increases and decreases in contract value in each subaccount due to subaccount transfers, withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments (particularly if allocated to specific subaccounts designated by the contract owner), and

•	any adjustments Roszel Advisors has made to the selected model.
The first quarterly rebalancing will occur at the end of the first calendar quarter following the later of the election date or the end of the period during which your premium is required to be initially allocated to the Ready Assets Prime Money Fund Subaccount.
We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.
     Allocation of Future Premiums
The asset allocation model that a Program participant selects will override any prior percentage allocations that the participant may have chosen and all future premiums will be allocated accordingly.
     Other Information
At any time, a Program participant can request to change his or her selected model or the allocation of his or her contract value among the subaccounts, or can elect to terminate the Asset Allocation Program. Roszel Advisors will contact Program participants at least annually to determine whether the participant’s financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify Roszel Advisors of any changes to their financial situation or investment objectives or if they wish to change their selected model or create a self-directed portfolio.
Funds selected by Roszel Advisors to be part of an asset allocation model may be advised or subadvised by Roszel Advisors or one of its affiliates. To the extent that Roszel Advisors includes such proprietary Funds in its models, Roszel Advisors and/or its affiliates will receive additional compensation from the advisory fees of the Funds. (See “Certain Payments We Receive With Regard to the Funds” for information on compensation with regard to proprietary Funds.) Although Roszel Advisors’ affiliates may benefit financially from the inclusion of proprietary Funds in the asset allocation models, Roszel Advisers does not take such benefits into account in selecting the Funds for the models. You should be aware of this potential financial benefit, however, if you elect to participate in the Asset Allocation Program.
For more information on Roszel Advisor’s role as investment adviser for Program participants, please see Roszel Advisor’s brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to contract owners at the time they apply for a Contract. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.
Currently, we don’t charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.

This Asset Allocation Program may be terminated or altered at any time by us with regard to existing Contracts or future Contracts, or both, for some or all classes of Contracts.
Rebalancing Program
Under the Rebalancing Program, we will allocate your premiums and rebalance your contract value quarterly, semi-annually, or annually according to the frequency, subaccounts, and percentages you select based on your investment goals and risk tolerance. After you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. Depending on the frequency you select (on the last business day of each calendar quarter for quarterly rebalancing, on the last business day of June and December for semi-annual rebalancing, or on the last business day of December for annual rebalancing), we automatically reallocate your contract value to maintain the particular percentage allocation among the subaccounts that you have selected. You may change the frequency of your Rebalancing Program at any time.
We perform this periodic rebalancing to take account of:
•	increases and decreases in contract value in each subaccount due to subaccount performance, and

•	increases and decreases in contract value in each subaccount due to withdrawals, transfers, and premiums.
The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or by telephone, once we receive proper telephone authorization. If you elect the Rebalancing Program, you must include all contract value in the program. Unless you instruct us otherwise, we allocate all premiums in accordance with the subaccount allocations that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don’t charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract.
For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of the Program participant’s asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.
We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot use the Rebalancing Program.
Withdrawals and Surrenders
     When and How Withdrawals are Made
Before the annuity date, you may make lump-sum withdrawals from the Contract. Under certain circumstances, you may make systematic withdrawals, discussed below. We don’t impose a surrender charge on withdrawals to the extent that they do not exceed the “free withdrawal amount” determined as of the date of the withdrawal request. The “free withdrawal amount” equals the greater of (a) or (b), where:
(a)	=	10% of total premiums paid into the Contract that have not been withdrawn in prior contract years and are subject to a surrender charge, less any prior withdrawals during that contract year; and

(b)	=	the gain in the Contract plus premiums remaining in the Contract that are not subject to a surrender charge.
The gain in the Contract equals the excess, if any, of the contract value at the time of withdrawal over total premiums paid into the contract less prior withdrawals of these premiums.

Any amount previously withdrawn from the Contract during that contract year will be taken in account in determining the “free withdrawal amount” available as of the date of the withdrawal request. We make withdrawals of any “free withdrawal amount” in any contract year as if gain is withdrawn first, followed by premiums. Withdrawals in excess of the “free withdrawal amount” will be effected as if premiums are withdrawn first. Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis. The contract value remaining after any withdrawal must be at least $5,000. Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. (See “Federal Income Taxes”.)
Remember that partial withdrawals will reduce your contract value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. For example, partial withdrawals may reduce benefits under the GMIB rider by substantially more than the amount withdrawn. You should carefully consider whether a partial withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Example. Assume that you pay an initial premium of $100,000. Assume that your contract value equals $105,000 on a subsequent date due to positive investment performance. On that date, you withdraw $20,000.
The “free withdrawal amount” equals $10,000 determined as the greater of (a) 10% of remaining premiums that are subject to a surrender charge, less any prior withdrawals during that contract year (10% of $100,000 = $10,000), and (b) gain ($105,000 - $100,000 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a 7% surrender charge.
Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. You may make a withdrawal request in writing to our Service Center or, once we’ve received proper telephone authorization, by telephone. You may direct your withdrawal to be paid into your bank account or other financial institution or sent to the address of record. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See “Other Information — Notices and Elections” for additional information on potential delays applicable to telephone transactions.)
     Minimum Amounts
The minimum amount that may be withdrawn is $100. At least $5,000 must remain in the Contract after you make a withdrawal. If you request a withdrawal that would reduce your contract value below $5,000, we reserve the right to seek additional instructions from you to either reduce the amount requested or request a full withdrawal. In such cases, if we do not receive additional instructions from you within seven days from the date we received your original request, we will process a withdrawal for the amount you originally requested and you will have 30 days from the date we process the withdrawal to bring your contract value up to at least $5,000. If your contract value has not reached $5,000 within 30 days, we will treat that as a request for a full withdrawal of your Contract, subject to any applicable surrender charges. We reserve the right to change these minimums.
     Systematic Withdrawal Program
You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually or annually. We currently limit the total amount of these withdrawals in any contract year to an amount no greater than 10% of the total premiums paid into the Contract that have not been withdrawn in prior contract years and are subject to a surrender charge, plus 100% of total premiums paid into the Contract that have not been withdrawn and are no longer subject to a surrender charge, less any prior amount withdrawn from the Contract during that contract year. Each withdrawal must be for at least $100 and the remaining contract value must be at least $5,000. You may change the specified dollar amount or frequency of withdrawals or stop the Systematic Withdrawal Program at any time upon notice to us. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value.
We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make any other changes to this program at any time.
The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the Contract in the same contract year, exceed the “free withdrawal amount” described under “When and How Withdrawals are Made” above.
     Surrenders
At any time before the annuity date you may surrender the Contract through a full withdrawal. Any request to surrender the Contract must be in writing. The Contract (or an affidavit of a lost Contract) must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable surrender charge, minus any applicable contract fee, minus any applicable GMIB fee, and minus any applicable charge for premium taxes. (See “Charges and Deductions”.) Surrenders are subject to tax and, prior to age 59 1/2, may also be subject to a 10% Federal penalty tax. (See “Federal Income Taxes”.)
Signature Guarantee
As protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:

•	All written requests for surrenders (i.e. partial surrenders and full surrenders) over $250,000;

•	All written requests for surrenders (i.e. partial surrenders and full surrenders) when the Company does not have an original signature on file.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.
A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
Payments to Contract Owners
We’ll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:
(a)	the New York Stock Exchange is closed;

(b)	trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

(c)	the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account’s assets;

(d)	the Securities and Exchange Commission by order so permits for the protection of security holders; or

(e)	payment is derived from a check used to make a premium payment which has not cleared through the banking system.
Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner’s ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.
Contract Changes
Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract (if permitted) will take effect as of the date we receive such a request, unless we have already acted in reliance on the prior status. We are not responsible for the validity of such a request.
If you change the owner or annuitant on a Contract purchased through an IRA Account or Roth IRA Account with MLPF&S (i.e., for spousal continuation), the new owner must be less than 90 years old, and the new annuitant must be under 90 years old.
Death Benefit
     General
Regardless of investment experience, the Contract provides a guaranteed minimum death benefit (“GMDB”) to the beneficiary if you die before the annuity date. (If an owner is an IRA Account or Roth IRA Account, then the death of the annuitant will be treated as the death of the owner.)
Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See “Annuity Options”.) However, if you die before the annuity date, Federal tax law may require us to distribute the entire contract value within five years of your date of death. Special rules may apply to a surviving spouse. (See “Federal Income Taxes”.)
We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven’t received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we pay the death benefit in a lump sum. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. For IRA Accounts and Roth IRA Accounts, we will pay the death benefit to the Account. We will not pay any remaining beneficiary his or her share of the death benefit until we receive proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that contract value will increase or decrease until such time as they submit due proof of death or 60 days following our receipt of a certified death certificate, whichever is sooner.
If the age of an owner (or annuitant, if the owner is an IRA Account or Roth IRA Account) is misstated, any death benefit will be adjusted to reflect the correct age. Unless you irrevocably designated a beneficiary (except for an IRA Account or Roth IRA Account), you may change the beneficiary at any time before the annuity date.
Generally, death benefit proceeds are taxable to the extent of gain. (See “Federal Income Taxes — Taxation of Death Benefit Proceeds”.)

     Calculation of Death Benefit
The death benefit is equal to the greater of:
(i)	the contract value; or

(ii)	GMDB.
If you are under age 80 on the contract date, the GMDB equals the Maximum Anniversary Value GMDB. If you are age 80 or over on the contract date, the GMDB equals the Return of Premium GMDB.
     Maximum Anniversary Value GMDB
The Maximum Anniversary Value GMDB is equal to the greater of:
(i)	the premiums paid into the Contract less “adjusted” withdrawals from the Contract; or

(ii)	the Maximum Anniversary Value.
For the Maximum Anniversary Value GMDB formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by the greater of [(a) or (b)] ÷ (c) where:

a	=	premiums paid into the Contract less previous “adjusted” withdrawals;

b	=	the Maximum Anniversary Value; and

c	=	the contract value.
Values for (a), (b), and (c) are calculated immediately prior to the withdrawal.
The Maximum Anniversary Value is equal to the greatest anniversary value for the Contract. An anniversary value is equal to the contract value on a contract anniversary increased by premium payments and decreased by “adjusted” withdrawals since that anniversary. “Adjusted” withdrawals are calculated according to the formula that appears immediately above this section.
To determine the Maximum Anniversary Value, we will calculate an anniversary value for each contract anniversary through the earlier of your attained age 80 or the anniversary on or prior to your date of death. If an owner is a non-natural person, then the annuitant’s age, rather than the owner’s, will be used.
We will calculate the Maximum Anniversary Value based on your age (or the age of the annuitant, if the owner is an IRA Account or Roth IRA Account) on the contract date. Subsequent changes in owner (i.e., spousal continuation) will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not reached attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the anniversary on or prior to the ownership change, increased by premium payments and decreased by “adjusted” withdrawals since that anniversary.
For an example of the calculation of the Maximum Anniversary Value GMDB, see Appendix A.
     Return of Premium GMDB
The Return of Premium GMDB is equal to:
(i)	premiums paid into the Contract less

(ii)	“adjusted” withdrawals from the Contract.
For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:

a	=	premiums paid into the Contract less previous “adjusted” withdrawals; and

b	=	the contract value.
Both (a) and (b) are calculated immediately prior to the withdrawal.

The payment of the death benefit is subject to our financial strength and claims-paying ability.
     Spousal Continuation
If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract if you die before the annuity date. If the Contract has a GMIB Rider at the time of spousal continuation, the Rider will also continue unless your spouse is ineligible for continuation under the terms of the Rider. For IRA Accounts and Roth IRA Accounts, the sole designated beneficiary of the Account must be your spouse in order to continue the Contract or the rider. Your spouse becomes the annuitant and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we determine the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. Your interest in each subaccount available at that time for allocations of premiums and transfers of contract value will be increased by the ratio of your contract value in each subaccount to your contract value prior to the increase.
The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.
Annuity Payments
We’ll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for Contracts purchased through an IRA Account or Roth IRA Account with MLPF&S is the older annuitant’s 95th birthday. However, you may specify an earlier annuity date. You may change the annuity date at any time before the annuity date. Keep in mind that you may need to take distributions or annuitize at age 70 1/2 to meet Federal minimum distribution requirements under a Contract purchased through an IRA Account. Until the annuity date, the contract value will fluctuate.
Generally, the annuity date for IRA Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA Contracts to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal minimum distribution requirements. For all Contracts, the annuity date must be at least twelve months after the contract date.
You may select from a variety of fixed annuity payment options, as outlined below in “Annuity Options.” If you don’t choose an annuity option, we’ll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. We reserve the right to change the default annuity payment option at our discretion. You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to IRA contract owners to comply with the IRC or regulations under it.
We calculate your annuity payments as of the annuity date, not the date when annuitization request forms are received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with the performance of the investment options you have selected. We determine the dollar amount of annuity payments by applying your contract value on the annuity date, less any applicable charges and any applicable premium taxes, to our then current annuity purchase rates. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant’s age and sex (where permitted) at the time payments begin. The rates will never be less than those shown in the Contract.
If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with interest at an annual rate not to exceed the maximum permitted in your state. Likewise, if we underpaid any amount as the result of a misstatement, we will correct it with the next payment with interest at an annual rate not to exceed the maximum permitted in your state.
If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $5,000, we may cash out your Contract in a lump sum. If any annuity payment would be less than $50 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $50 (or the minimum amount required by state law). For IRA Accounts and Roth IRA Accounts, we will make annuity payments directly to the Account.
Annuity Options
We currently provide the following fixed annuity payment options. After the annuity date, your Contract does not participate in the performance of the Separate Account. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. Please note that the annuity payment options without a life contingency (e.g., payments of a fixed amount) may not satisfy required minimum distribution rules. Consult a tax advisor before electing one of these options. If you or the annuitant dies while guaranteed payments remain unpaid, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

How We Determine Present Value of Future
Guaranteed Annuity Payments
Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.
     Payments of a Fixed Amount
We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited. The amount you choose must provide at least five years of payments. These payments don’t depend on the annuitant’s life. For IRA Accounts and Roth IRA Accounts, if the annuitant dies before the guaranteed amount has been paid, the beneficiary may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. For IRA Contracts (noncustodial), if the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.
     Payments for a Fixed Period
We will make equal payments for a period you select of at least five years. These payments don’t depend on the annuitant’s life. For IRA Accounts and Roth IRA Accounts, if the annuitant dies before the end of the period, the beneficiary may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. For IRA Contracts (noncustodial), if the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.
     Life Annuity
We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant’s death. This option is a “pure” life annuity. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.
     Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years
We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. For IRA Accounts and Roth IRA Accounts, if the annuitant dies before the guaranteed period ends, the beneficiary may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. For IRA Contracts (noncustodial), if the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.
     Life Annuity With Guaranteed Return of Contract Value
We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. For IRA Accounts and Roth IRA Accounts, if the annuitant dies while guaranteed amounts remain unpaid, the beneficiary may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum. For IRA Contracts (noncustodial), if the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed amount in a lump sum.
     Joint and Survivor Life Annuity
We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. This option is a “pure” life annuity. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.
     Joint and Survivor Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years
We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. For IRA Accounts and Roth IRA Accounts, if the annuitant and the designated second person die before the end of the period, the beneficiary and designated secondary person may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. For IRA Contracts (noncustodial), if the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.
     Individual Retirement Account Annuity
This annuity option is available only to IRA Contract owners. Payments will be made annually based on either (a) the life expectancy of the annuitant; (b) the joint life expectancy of the annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option. On the death of the measuring life or lives prior to full distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.
Guaranteed Minimum Income Benefit
     General
The Guaranteed Minimum Income Benefit (“GMIB”) is a feature that offers you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under the terms and conditions of the Rider. If you elect the GMIB, you can know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premium payments, regardless of fluctuating market conditions. You must annuitize under the terms and conditions of the GMIB Rider to obtain any benefit from the GMIB. If you do not annuitize under the terms and conditions of the GMIB Rider, the fees collected for this benefit will not be refunded.
There is a waiting period of 10 years that must elapse before you can exercise the GMIB. Because of this restriction, you should not purchase the GMIB Rider if you are over age 60 at issue and may need to annuitize the Contract at age 70 1/2 to meet Required Minimum Distributions for IRAs.
If you decide that you want the protection offered by the GMIB, you must elect the feature at issue. The effective date of the GMIB Rider is the contract date. For payment of any GMIB benefit under a joint and survivor life annuity, you will be asked to designate a second person, referred to as the joint annuitant, at issue. You cannot elect GMIB if the older of the annuitant or joint annuitant is older than age 75 on the contract date. Once elected, you may not cancel the GMIB Rider. The GMIB Rider will be terminated upon full surrender, annuitization, or death. The GMIB Rider will also terminate if the annuitant or joint annuitant is changed and, on the contract date, the new annuitant was older than age 75.
We may refuse to accept any additional premium payments if such payments would cause the sum of all premiums paid to us under all annuity contracts with a GMIB Rider having the same older of the annuitant or joint annuitant to exceed $2,000,000.
This feature is not available in Minnesota.
     How We Determine the Amount of Your Minimum Guaranteed Income
If you elect the GMIB, we base the amount of minimum income available to you upon the application to the GMIB Benefit Base (less applicable premium taxes) of the GMIB payout rates shown in the Annuity Option Tables attached to the GMIB Rider (“GMIB payout rates”). The GMIB Benefit Base is only used to calculate the GMIB, and does not establish or guarantee a contract value, cash value, minimum death benefit or a minimum return for any subaccount. Because the GMIB payout rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB Rider guarantees may be less than the amount of income that would be provided by applying the contract value (less applicable premium taxes) on your annuity date to then-current annuity payout rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB Rider as a payment “floor”. Your amount of lifetime income, however, will not be less than it would be if we applied your contract value (less applicable premium taxes) on the exercise date to then-current annuity payout rates for the same annuity option. Annuity payout rates depend on the sex (when permissible) and attained age of the annuitant(s).
Your GMIB Benefit Base increases if you make subsequent premiums and decreases if you withdraw money from your Contract. The GMIB Benefit Base is equal to the greater of:
(1)	the GMIB Maximum Anniversary Value; and

(2)	GMIB Premiums Compounded at 5%.
GMIB Maximum Anniversary Value. To determine the GMIB Maximum Anniversary Value, we will calculate an anniversary value for the contract date and for each contract anniversary through the earlier of the contract anniversary on or following the 80th birthday of the older of the annuitant or joint annuitant and the date you exercise the GMIB. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premiums and decreased by “adjusted” withdrawals since the contract date or that anniversary. The GMIB Maximum Anniversary Value is equal to the greatest of these anniversary values.
Each “adjusted” withdrawal equals the amount withdrawn multiplied by the GMIB Maximum Anniversary Value divided by the contract value, both of which are determined immediately prior to the withdrawal.
GMIB Premiums Compounded at 5%. GMIB Premiums Compounded at 5% equals (i) minus (ii) where:
(i)	equals premiums paid with interest compounded daily from the date received; and

(ii)	equals “adjusted” withdrawals from the Contract with interest compounded daily from the date of each withdrawal.
Interest in (i) and (ii) above accrues at the annual rate of 5% until the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or joint annuitant or the date you exercise the GMIB.
You may withdraw up to 5% of the value of the GMIB Premiums Compounded at 5% at the beginning of each contract year and withdrawals will be “adjusted” so that they reduce the GMIB Premiums Compounded at 5% dollar-for-dollar for that contract year.
Any withdrawal that causes the total of all withdrawals since the beginning of the contract year, including the currently requested withdrawal, to exceed 5% of the GMIB Premiums Compounded at 5% at the beginning of that contract year will be “adjusted” so that it reduces the GMIB Premiums Compounded at 5% proportionally. The adjustment is determined by multiplying the withdrawal by the ratio of the GMIB Premiums Compounded at 5% to the contract value, where both values are calculated immediately prior to the withdrawal. The adjustment may cause the GMIB Premiums Compounded at 5% to be reduced by more than the amount of the withdrawal.
     Electing to Receive Income Payments
You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. After the waiting period, you may only exercise the GMIB on a contract anniversary or within the 30 days immediately following that contract anniversary. The last timeframe within which you can exercise the GMIB begins on the contract anniversary on or following the 85th birthday of the oldest annuitant or joint annuitant named at any time under the GMIB Rider and expires 30 days later. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the Rider if the older of the annuitant or joint annuitant is older than age 75 on the contract date. If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet Required Minimum Distributions for IRAs), the GMIB is not available. For example, you cannot exercise the Rider if you annuitize your Contract twelve and one-half years after you purchase the Contract or seven years after you purchase the Contract.
You are not required to use the GMIB to receive annuity payments. However, we will not refund fees paid for the GMIB if you annuitize outside of the terms and conditions of the GMIB Rider. You may never need to rely upon the GMIB, which should be viewed as a payment “floor”.
The annuity options available when using the GMIB to receive your fixed income are limited to the following:
•	Life Annuity

•	Joint and Survivor Life Annuity

•	Life Annuity with Payments Guaranteed for 10 Years

•	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payment Guaranteed for 10 years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB Rider.
     Change of Annuitant
If a joint annuitant is changed and, on the contract date, the new annuitant was older than age 75, the GMIB Rider will terminate. Otherwise, if the new annuitant’s age on the contract date was older than the current age of the oldest annuitant or joint annuitant, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant’s age. If the last day of that timeframe is earlier than the effective date of the change of annuitant, the GMIB Rider will terminate.
Federal tax law requires that under an IRA, the owner must be the annuitant. These tax laws may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMIB Rider. Consult a tax advisor.
If a joint annuitant is changed and, on the contract date, the new annuitant was older than the previous oldest annuitant or joint annuitant, and if the current date to which the GMIB Benefit Base accrues is later than the effective date of the change of annuitant, we will use the new annuitant’s age to recalculate the date to which the GMIB Benefit Base accrues. The new date to which the GMIB Benefit Base accrues will be the later of the recalculated date and the effective date of the change of annuitant.
     GMIB Fee
We charge a fee for the GMIB Rider that compensates us for the risks we assume in providing this benefit. (See “Guaranteed Minimum Income Benefit Fee”.)
     Termination of the GMIB Rider
The GMIB Rider will terminate on the earliest of:(1) the 31st day following the contract anniversary on or following age 85 of the oldest annuitant or joint annuitant named at any time under the GMIB Rider; (2) exercise of the GMIB Rider; (3) termination of the Contract due to full surrender, annuitization, or death; or (4) a change of annuitant that causes the GMIB Rider to terminate as described above under “Change of Annuitant.” The GMIB Rider will not terminate at death if your beneficiary is your surviving spouse and elects to continue the Contract as long as the surviving spouse would be eligible to continue the GMIB as described under “Change of Annuitant” above.

The payment of the GMIB is subject to our financial strength and claims-paying ability.
Gender-Based Payout Rates
Generally, the Contract provides for gender-based payout rates when life annuity options are chosen. However, in Montana, which has regulations prohibiting gender-based rates, blended unisex payout rates will be applied to both male and female annuitants. Unisex payout rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.
Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based payout rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex payout rates.

FEDERAL INCOME TAXES
Federal Income Taxes
The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (“IRS”) now interprets it. We can’t guarantee that the law or the IRS’s interpretation won’t change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.
We haven’t considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money — generally for retirement purposes. If you invest in a variable annuity as an IRA Contract, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Tax Status of the Contract
You may purchase the Contract as a traditional IRA Contract or through an established IRA Account or Roth IRA Account with MLPF&S. You should be aware that if you purchase the Contract as an investment vehicle for an IRA Account or Roth IRA Account, you may pay fees in excess of those that you would otherwise pay if the publicly available mutual funds available under the Contract are purchased by the IRA Account or Roth IRA Account directly from the mutual fund provider. If you purchase the Contract for use as an investment vehicle for an IRA Account or Roth IRA Account, the Contract is unlikely to satisfy diversification and owner control requirements under Federal tax law to be treated as an annuity contract for Federal tax purposes. Tax-deferral will be dependent upon continued qualification of your IRA Account or Roth IRA Account. The tax treatment associated with withdrawals, transfers, assignments, and surrenders under the Contract is uncertain when the Contract is held by an IRA Account or Roth IRA Account. For further information, please consult a tax advisor.
     Owner Control
In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their Contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets.
Taxation of Annuities
     Annuity Payments
Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.
     Taxation of Death Benefit Proceeds
Amounts may be paid from a Contract because the owner or annuitant (if the owner is an IRA Account or Roth IRA Account) has died. If the payments are made in a single sum, they’re taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they’re taxed as annuity payments.

     Withdrawals
In the case of a withdrawal under a qualified Contract, a ratable portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total contract value. Your “investment in the contract” generally equals the amount of any non-deductible or after-tax contributions made by you or on your behalf. In some cases, your “investment in the contract” can be zero.
If you purchase an optional rider, although it is not clear, we intend to determine the amount taxable when a withdrawal is made in the foregoing manner under all of the optional riders available under the Contract.
Individual Retirement Programs
     Traditional IRAs
Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an “IRA.” This Contract is available for purchase either as an IRA Contract or through an established IRA Account with MLPF&S. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. The contributions may be deductible in whole or in part, depending on the individual’s income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual’s filing status and income. Distributions from certain eligible employer plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
     Roth IRAs
A Contract is available for purchase by an individual who has separately established a Roth IRA Account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. An individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual’s filing status and income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.
     Other Tax Issues For IRAs and Roth IRAs
Total annual contributions to all of an individual’s IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of the compensation includible in the individual’s gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant’s Federal income tax liability. The withholding rate varies according to the type of distribution and the owner’s tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether death benefit provisions in the Contract comport with IRA and Roth IRA qualification requirements.
Note: The Treasury made changes to the Required Minimum Distribution (“RMD”) rules, which may impact the amount of RMD, if any, you must take. Specifically, if your qualified annuity provides a guaranteed benefit (GMDB or GMIB), the actuarial present value of the benefit(s) you elected may be included in your total RMD calculation.
Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.
Why Must the Contracts Only Be Purchased as IRAs or Through IRA Accounts or Roth IRA Accounts?
You may only purchase this Contract as an IRA Contract or through an established IRA Account or Roth IRA Account with MLPF&S. If we issued this Contract other than as IRA Contracts or through IRA Accounts or Roth IRA Accounts, the Contracts would not be treated as annuity contracts for Federal income tax purposes and would therefore be taxed currently.
Variable annuity contracts (other than certain qualified contracts, including those that qualify as IRAs) are generally not treated as annuities for Federal income tax purposes and thus lose their tax-deferred character if they do not satisfy certain diversification requirements set forth in section 817(h) of the IRC or if the owner can exercise control over the underlying investments. Investing in mutual fund shares that are “publicly available,” i.e., shares of mutual funds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements. The mutual funds available through the Contracts are publicly available.
Accordingly, standing alone, the Contracts would not be treated as annuity contracts for Federal income tax purposes. However, this does not mean that an individual purchasing a Contract either as an IRA Contract or through an IRA Account or Roth IRA Account will be taxed currently on the Contract’s earnings.
•	If a Contract is purchased through an IRA Account or Roth IRA Account, that Account should itself be exempt from current taxation until distributions occur, in accordance with the rules governing IRA Accounts and Roth IRA Accounts discussed above, as long as the Account continues to qualify as an IRA or Roth IRA. As a result, tax deferral of a Contract that is purchased through such an Account will be dependent solely upon the continued qualification of the Account as an IRA or Roth IRA.

•	Contracts that qualify as IRAs are not subject to restrictions against investing in publicly available mutual funds or to the requirements of section 72(s). However, they must satisfy other requirements in order to qualify as IRAs. We believe that Contracts purchased as IRAs will satisfy the applicable requirements and will therefore be exempt from current taxation until distributions occur, in accordance with the rules described above governing the Federal income tax treatment of IRAs.
Medicare Tax
Beginning in 2013, distributions from nonqualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts($200,00 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.
Transfers or Exchanges of a Contract
Transferring ownership of the Contract, designating a payee or beneficiary who is not also the owner, designating an annuitant, or exchanging a Contract can have other tax consequences that we don’t discuss here. If you’re thinking about any of those transactions, contact a tax advisor.

Withholding
Annuity distributions usually are subject to withholding for the recipient’s Federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. However, recipients can usually choose not to have tax withheld from distributions.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Estate, Gift and Generation-Skipping Transfer Taxes in 2010
In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.
Possible Changes In Taxation
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Possible Charge For Our Taxes
Currently we don’t charge the Separate Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.
Foreign Tax Credits
To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.
OTHER INFORMATION
Financial Condition of the Company
We pay the benefits under your Contract from our general account assets and/or from your contract value held in the Separate Account. It is important that you understand that payments of the benefits is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for account value allocated to the subaccounts. Your contract value in the subaccounts is part of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. See “The Separate Account.”
Assets in the General Account. Any guarantees under the Contract that exceed your contract value, such as those associated with any death benefit riders or living benefit riders, are paid from our general account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of contract value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well and we pay our obligations under these products from our assets in the general account.
Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.
How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. For additional information about the Company, please see our Annual Report on Form 10-K, which is available on our website at www.aegonins.com.

Notices and Elections
To be effective, all notices, choices, and changes you make under the Contract must be in “good order.” “Good order” means the actual receipt by us at our Service Center of the instructions relating to a transaction in writing (unless we have authorized you to use another method), along with all forms, information, and supporting legal documentation we require in order to effect the transaction (including spousal consent, if applicable). The instructions must be provided by you or your representative, if authorized by you in writing. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. If we have received proper telephone authorization, you may make the following choices via telephone:
1.	Transfers

2.	Premium allocation

3.	Withdrawals, other than full surrenders

4.	Requests to change the annuity date
We will use reasonable procedures to confirm that a telephone request is proper. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for losses resulting from telephone requests that we believe are genuine.
Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.
Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider’s, your Financial Advisor’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot promise reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.
Voting Rights
We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds’ shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don’t receive voting instructions, we’ll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We’ll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.
You have voting rights until the annuity date. You may give voting instructions concerning:
(1)	the election of a Fund’s Board of Directors;

(2)	ratification of a Fund’s independent accountant;

(3)	approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

(4)	any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

(5)	any other matter requiring a vote of the Fund’s shareholders.

Reports to Contract Owners
At least once each contract year before the annuity date, we will send you information about your Contract. It will provide your Contract’s current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the contract value.
You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.
Selling the Contract
We have entered into a distribution agreement with our affiliate, Transamerica Capital, Inc. (“Distributor”), for the distribution and sale of the Contracts. Distributor offers the Contracts through registered representatives of MLPF&S (“Financial Advisors”). The Financial Advisors are registered with FINRA, Inc., licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents.
We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. Distributor also compensates Retirement Solution Specialists (formerly known as District Annuity Specialist), who provide training and marketing support to Financial Advisors in a specific geographic region and whose compensation is based on sales in that region. Sales of the Contracts will help Retirement Solution Specialists meet their sales goals and affects their total compensation.
The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 5.00% of each premium and up to 1.00% of contract value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 4.00% of contract value. The maximum commission payable to Financial Advisors for Contract sales is 2.25% of each premium and up to 0.50% of contract value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of contract value not subject to a sales charge. Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. Retirement Solution Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and Retirement Solution Specialists qualify for such benefits. Distributor’s Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.
The Distributor does not currently sell the Contracts through other broker-dealers (“selling firms”). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.
Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.
State Regulation
We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we’re licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.
Legal Proceedings
There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We, like other life insurance companies, are involved in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of Transamerica Capital, Inc. to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.
Experts
The financial statements of Merrill Lynch Life Insurance Company as of December 31, 2009, and for each of the three years in the period ended December 31, 2009 have been audited by Ernst & Young LLP, an independent registered public accounting firm. The financial statements of the Merrill Lynch Life Variable Annuity Separate Account D as of December 31, 2009, have been audited by Ernst & Young LLP, an independent registered public accounting firm. Both financial statements are incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP, is 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309.
Legal Matters
Sutherland Asbill & Brennan LLP of Washington D.C. has provided legal advice to us relating to certain matters under the federal securities laws.
Registration Statements
Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission’s principal office in Washington, D.C., upon payment of a prescribed fee.

ACCUMULATION UNIT VALUES
(Condensed Financial Information)

		Beginning	Ending
		AUV	AUV	# Units
Invesco Constellation Fund — Class A(1)	2009	$9.60	$11.43	74,684.2
Sub-Account inception October 11, 2002	2008	$16.97	$9.60	75,971.5
	2007	$15.35	$16.97	88,084.2
	2006	$14.69	$15.35	113,053.1
	2005	$13.72	$14.69	108,732.5
	2004	$13.09	$13.72	102,211.3
	2003	$10.25	$13.09	77,334.7
	2002	$10.00	$10.25	11,030.7
Invesco Charter Fund — Class A(1)	2009	$8.36	$10.74	1,303,692.3
Sub-Account inception April 10, 2006	2008	$11.84	$8.36	8,749,968.2
	2007	$11.06	$11.84	39,854.7
	2006	$10.12	$11.06	39,727.5
AllianceBernstein Growth and Income Fund — Class A	2009	$11.17	$13.33	220,696.7
Sub-Account inception October 11, 2002	2008	$19.10	$11.17	162,592.4
	2007	$18.34	$19.10	172,963.4
	2006	$15.89	$18.34	1,085,800.2
	2005	$15.51	$15.89	1,478,065.4
	2004	$14.04	$15.51	226,782.1
	2003	$10.80	$14.04	139,230.5
	2002	$10.00	$10.80	19,909.3
AllianceBernstein Large Cap Growth Fund — Class A	2009	$10.77	$15.01	6,439,680.2
Sub-Account inception October 11, 2002	2008	$15.97	$10.77	148,422.8
	2007	$14.22	$15.97	864,771.4
	2006	$14.54	$14.22	191,517.5
	2005	$12.91	$14.54	450,951.2
	2004	$12.09	$12.91	180,052.3
	2003	$9.98	$12.09	187,530.9
	2002	$10.00	$9.98	4,893.8
Allianz NFJ Small-Cap Value Fund — Class A	2009	$16.36	$20.02	606,716.9
Sub-Account inception October 11, 2002	2008	$22.54	$16.36	941,257.8
	2007	$21.53	$22.54	857,488.1
	2006	$18.39	$21.53	1,728,146.3
	2005	$16.89	$18.39	2,295,699.2
	2004	$13.90	$16.89	2,179,268.9
	2003	$10.82	$13.90	1,151,921.7
	2002	$10.00	$10.82	165,937.9
Allianz NFJ Renaissance Fund — Class A(2)	2009	$13.93	$18.37	238,623.6
Sub-Account inception October 11, 2002	2008	$23.54	$13.93	279,448.0
	2007	$22.60	$23.54	298,596.2
	2006	$20.44	$22.60	380,768.8
	2005	$21.49	$20.44	440,337.0
	2004	$18.84	$21.49	487,683.6
	2003	$12.04	$18.84	999,354.3
	2002	$10.00	$12.04	15,350.9
American Century Equity Income Fund — A Class Shares	2009	$13.53	$14.95	321,215.6
Sub-Account inception October 11, 2002	2008	$17.18	$13.53	564,802.3
	2007	$17.16	$17.18	801,349.2
	2006	$14.58	$17.16	2,720,693.1
	2005	$14.45	$14.58	537,691.5
	2004	$13.04	$14.45	3,818,985.4
	2003	$10.66	$13.04	2,341,043.9
	2002	$10.00	$10.66	41,399.1
The Bond Fund of America® — Class A	2009	$11.43	$12.97	2,780,919.1
Sub-Account inception October 11, 2002	2008	$13.21	$11.43	4,149,218.6
	2007	$12.94	$13.21	3,321,635.1
	2006	$12.38	$12.94	3,380,114.3
	2005	$12.30	$12.38	8,133,730.1
	2004	$11.77	$12.30	5,293,819.5
	2003	$10.63	$11.77	1,932,638.1
	2002	$10.00	$10.63	61,675.3

		Beginning	Ending
		AUV	AUV	# Units
The Growth Fund of America® — Class A	2009	$12.47	$16.55	5,871,115.3
Sub-Account inception October 11, 2002	2008	$20.73	$12.47	6,573,314.1
	2007	$18.93	$20.73	7,315,792.6
	2006	$17.29	$18.93	9,562,093.0
	2005	$15.33	$17.29	12,815,076.6
	2004	$13.88	$15.33	13,398,737.2
	2003	$10.58	$13.88	4,784,708.3
	2002	$10.00	$10.58	454,315.3
The Income Fund of America® — Class A	2009	$12.96	$15.92	2,678,062.7
Sub-Account inception October 11, 2002	2008	$18.48	$12.96	3,053,217.2
	2007	$18.04	$18.48	3,707,777.7
	2006	$15.18	$18.04	4,885,197.0
	2005	$14.87	$15.18	9,024,136.3
	2004	$13.33	$14.87	5,095,364.9
	2003	$10.78	$13.33	2,006,955.5
	2002	$10.00	$10.78	100,198.6
The Investment Company of America® — Class A	2009	$11.76	$14.77	4,204,303.5
Sub-Account inception October 11, 2002	2008	$18.26	$11.76	4,727,622.4
	2007	$17.46	$18.26	6,191,209.8
	2006	$15.26	$17.46	6,171,046.2
	2005	$14.46	$15.26	6,933,257.7
	2004	$13.35	$14.46	6,752,902.0
	2003	$10.70	$13.35	4,035,518.7
	2002	$10.00	$10.70	392,374.2
BlackRock Basic Value Fund, Inc. — Investor A	2009	$12.05	$15.51	795,553.3
Sub-Account inception October 11, 2002	2008	$19.26	$12.05	1,404,158.9
	2007	$19.33	$19.26	984,851.2
	2006	$16.00	$19.33	1,086,705.6
	2005	$15.65	$16.00	1,197,883.2
	2004	$14.39	$15.65	1,215,306.9
	2003	$11.01	$14.39	771,867.1
	2002	$10.00	$11.01	78,068.6
BlackRock Total Return Fund — Investor A	2009	$10.02	$11.46	502,601.3
Sub-Account inception October 11, 2002	2008	$11.47	$10.02	485,644.9
	2007	$11.13	$11.47	3,503,904.8
	2006	$10.85	$11.13	634,248.9
	2005	$10.80	$10.85	3,689,283.4
	2004	$10.52	$10.80	2,931,091.5
	2003	$10.19	$10.52	1,529,013.7
	2002	$10.00	$10.19	112,099.5
BlackRock Fundamental Growth Fund, Inc. — Investor A	2009	$10.32	$13.91	775,293.0
Sub-Account inception October 11, 2002	2008	$17.20	$10.32	1,471,840.2
	2007	$14.53	$17.20	725,040.2
	2006	$14.19	$14.53	847,378.6
	2005	$13.18	$14.19	824,604.1
	2004	$12.53	$13.18	865,294.7
	2003	$9.92	$12.53	603,188.7
	2002	$10.00	$9.92	79,464.6
BlackRock Government Income Portfolio — Investor A	2009	$11.13	$10.98	4,352,390.1
Sub-Account inception October 13, 2006	2008	$10.67	$11.13	887,962.9
	2007	$10.38	$10.67	647,670.4
	2006	$10.24	$10.38	5,936,833.1
BlackRock Global Allocation Fund, Inc. — Investor A	2009	$18.75	$22.51	3,820,005.8
Sub-Account inception October 11, 2002	2008	$23.91	$18.75	3,028,089.4
	2007	$20.76	$23.91	3,845,608.1
	2006	$18.14	$20.76	3,006,924.7
	2005	$16.65	$18.14	5,113,366.7
	2004	$14.76	$16.65	6,684,383.2
	2003	$11.00	$14.76	3,197,836.6
	2002	$10.00	$11.00	62,822.3

		Beginning	Ending
		AUV	AUV	# Units
BlackRock S&P500 Index Fund — Investor A	2009	$10.87	$13.50	611,987.0
Sub-Account inception October 11, 2002	2008	$17.57	$10.87	821,011.6
	2007	$16.96	$17.57	846,356.5
	2006	$14.92	$16.96	1,680,415.2
	2005	$14.48	$14.92	1,082,962.3
	2004	$13.31	$14.48	1,001,517.8
	2003	$10.53	$13.31	4,439,511.2
	2002	$10.00	$10.53	323,297.1
BlackRock Value Opportunities Fund — Investor A	2009	$11.92	$15.02	630,794.6
Sub-Account inception October 11, 2002	2008	$20.55	$11.92	739,276.5
	2007	$21.11	$20.55	779,731.8
	2006	$19.08	$21.11	1,244,052.9
	2005	$17.60	$19.08	1,175,567.3
	2004	$15.63	$17.60	998,205.5
	2003	$11.18	$15.63	723,625.0
	2002	$10.00	$11.18	86,822.7
Davis New York Venture Fund — Class A	2009	$11.76	$15.34	6,615,512.0
Sub-Account inception October 11, 2002	2008	$19.87	$11.76	1,965,171.9
	2007	$19.18	$19.87	2,508,875.7
	2006	$16.88	$19.18	5,623,721.6
	2005	$15.45	$16.88	3,214,104.9
	2004	$13.93	$15.45	3,776,402.3
	2003	$10.66	$13.93	1,085,209.0
	2002	$10.00	$10.66	111,120.6
Delaware Trend Fund — Class A	2009	$10.05	$15.34	313,365.4
Sub-Account inception October 11, 2002	2008	$19.31	$10.05	364,737.6
	2007	$17.69	$19.31	407,095.4
	2006	$16.77	$17.69	497,125.1
	2005	$16.16	$16.77	541,658.9
	2004	$14.58	$16.16	580,885.7
	2003	$11.08	$14.58	350,256.7
	2002	$10.00	$11.08	11,360.8
Fidelity® Advisor Equity Growth Fund — Class A	2009	$9.82	$12.39	160,189.1
Sub-Account inception October 11, 2002	2008	$18.75	$9.82	3,793,880.0
	2007	$15.04	$18.75	6,563,156.0
	2006	$14.30	$15.04	91,830.4
	2005	$13.75	$14.30	103,830.3
	2004	$13.54	$13.75	121,321.5
	2003	$10.39	$13.54	77,230.5
	2002	$10.00	$10.39	8,835.4
Fidelity® Advisor Mid Cap Fund — Class A	2009	$10.72	$15.53	115,147.0
Sub-Account inception October 11, 2002	2008	$22.78	$10.72	136,602.7
	2007	$21.05	$22.78	157,359.8
	2006	$18.83	$21.05	191,676.7
	2005	$17.60	$18.83	214,413.9
	2004	$15.37	$17.60	279,755.8
	2003	$10.81	$15.37	373,120.9
	2002	$10.00	$10.81	28,726.2
Fidelity® Advisor Overseas Fund — Class A	2009	$14.14	$17.63	204,957.1
Sub-Account inception October 11, 2002	2008	$25.15	$14.14	237,131.1
	2007	$21.77	$25.15	235,192.5
	2006	$18.54	$21.77	226,954.6
	2005	$16.43	$18.54	254,246.1
	2004	$14.73	$16.43	240,353.6
	2003	$10.34	$14.73	69,498.3
	2002	$10.00	$10.34	829.2
Lord Abbett Bond-Debenture Fund, Inc. — Class A	2009	$12.08	$16.16	911,794.1
Sub-Account inception October 11, 2002	2008	$15.35	$12.08	915,564.4
	2007	$14.76	$15.35	1,117,881.5
	2006	$13.61	$14.76	1,541,598.6
	2005	$13.58	$13.61	1,828,156.0
	2004	$12.67	$13.58	1,765,245.3
	2003	$10.67	$12.67	839,591.3
	2002	$10.00	$10.67	45,977.8

		Beginning	Ending
		AUV	AUV	# Units
Lord Abbett Mid-Cap Value Fund, Inc. — Class A	2009	$11.61	$14.51	1,211,833.8
Sub-Account inception October 11, 2002	2008	$19.42	$11.61	1,380,960.7
	2007	$19.57	$19.42	1,556,890.0
	2006	$17.64	$19.57	2,978,848.5
	2005	$16.52	$17.64	2,655,941.1
	2004	$13.49	$16.52	2,241,375.3
	2003	$10.94	$13.49	1,105,311.7
	2002	$10.00	$10.94	365,369.5
Ready Assets Prime Money Fund(3)	2009	$10.81	$10.70	1,564,697.4
Sub-Account inception October 11, 2002	2008	$10.68	$10.81	3,792,018.4
	2007	$10.32	$10.68	4,228,341.6
	2006	$10.01	$10.32	4,055,901.8
	2005	$9.89	$10.01	2,804,205.8
	2004	$9.93	$9.89	2,308,099.1
	2003	$10.00	$9.93	4,361,764.9
	2002	$10.00	$10.00	1,481,100.9
MFS® Core Growth Fund — Class A	2009	$10.36	$12.69	190,226.8
Sub-Account inception October 11, 2002	2008	$16.55	$10.36	406,036.3
	2007	$14.59	$16.55	2,169,517.1
	2006	$13.51	$14.59	3,058,622.5
	2005	$12.86	$13.51	1,618,261.4
	2004	$11.82	$12.86	194,227.7
	2003	$9.87	$11.82	171,222.4
	2002	$10.00	$9.87	58,323.9
MFS® Research International Fund — Class A	2009	$14.70	$19.03	452,299.2
Sub-Account inception October 11, 2002	2008	$25.97	$14.70	432,380.4
	2007	$23.31	$25.97	413,335.3
	2006	$18.56	$23.31	428,953.0
	2005	$16.18	$18.56	354,711.8
	2004	$13.62	$16.18	258,725.2
	2003	$10.40	$13.62	121,885.0
	2002	$10.00	$10.40	5,749.0
MFS® Mid Cap Growth Fund — Class A	2009	$8.80	$12.30	257,741.9
Sub-Account inception October 11, 2002	2008	$18.24	$8.80	312,647.0
	2007	$16.88	$18.24	284,287.9
	2006	$16.74	$16.88	289,239.5
	2005	$16.51	$16.74	307,175.6
	2004	$14.61	$16.51	244,791.4
	2003	$10.73	$14.61	153,631.3
	2002	$10.00	$10.73	9,620.0
Oppenheimer Global Fund — Class A	2009	$13.45	$18.49	369,214.0
Sub-Account inception October 11, 2002	2008	$23.11	$13.45	292,760.4
	2007	$22.10	$23.11	365,905.9
	2006	$19.07	$22.10	571,096.5
	2005	$16.97	$19.07	349,694.5
	2004	$14.49	$16.97	320,941.7
	2003	$10.26	$14.49	117,004.6
	2002	$10.00	$10.26	18,592.6
Oppenheimer Main Street Fund — Class A	2009	$10.23	$13.01	169,544.5
Sub-Account inception October 11, 2002	2008	$16.92	$10.23	198,225.0
	2007	$16.46	$16.92	213,440.6
	2006	$14.51	$16.46	247,362.1
	2005	$13.90	$14.51	325,182.1
	2004	$12.87	$13.90	330,960.1
	2003	$10.27	$12.87	279,464.5
	2002	$10.00	$10.27	208,554.8
Oppenheimer Quest Opportunity Value Fund — Class A	2009	$12.81	$14.69	205,094.8
Sub-Account inception October 11, 2002	2008	$16.28	$12.81	1,643,279.6
	2007	$14.69	$16.28	72,477.6
	2006	$13.38	$14.69	79,760.8
	2005	$13.31	$13.38	97,962.0
	2004	$12.31	$13.31	89,618.3
	2003	$10.23	$12.31	33,940.1
	2002	$10.00	$10.23	10,121.3

		Beginning	Ending
		AUV	AUV	# Units
PIMCO Total Return Fund — Class A	2009	$12.56	$14.06	7,937,603.6
Sub-Account inception October 11, 2002	2008	$12.20	$12.56	11,086,324.5
	2007	$11.38	$12.20	8,925,475.5
	2006	$11.14	$11.38	10,295,533.5
	2005	$11.02	$11.14	5,066,903.1
	2004	$10.67	$11.02	7,871,136.0
	2003	$10.28	$10.67	6,022,700.0
	2002	$10.00	$10.28	379,470.1
Putnam Fund For Growth and Income — Class A	2009	$9.92	$12.67	62,094.4
Sub-Account inception October 11, 2002	2008	$16.43	$9.92	29,015.4
	2007	$17.74	$16.43	40,372.8
	2006	$15.51	$17.74	48,062.3
	2005	$14.95	$15.51	52,723.1
	2004	$13.65	$14.95	55,124.3
	2003	$10.87	$13.65	50,099.1
	2002	$10.00	$10.87	11,972.4
Putnam International Equity Fund — Class A	2009	$12.65	$15.64	205,987.4
Sub-Account inception October 11, 2002	2008	$23.23	$12.65	232,577.6
	2007	$21.71	$23.23	302,033.1
	2006	$17.15	$21.71	336,061.6
	2005	$15.43	$17.15	330,794.9
	2004	$13.45	$15.43	300,720.6
	2003	$10.63	$13.45	202,021.6
	2002	$10.00	$10.63	15,977.3
Putnam Voyager Fund — Class A	2009	$9.09	$14.72	354,333.5
Sub-Account inception October 11, 2002	2008	$14.62	$9.09	51,096.8
	2007	$14.07	$14.62	69,206.4
	2006	$13.54	$14.07	615,996.6
	2005	$13.00	$13.54	1,176,165.8
	2004	$12.57	$13.00	67,842.6
	2003	$10.21	$12.57	58,466.4
	2002	$10.00	$10.21	4,577.6
Seligman Smaller-Cap Value Fund — Class A	2009	$13.28	$17.89	134,686.0
Sub-Account inception October 11, 2002	2008	$22.89	$13.28	153,424.4
	2007	$21.82	$22.89	183,263.3
	2006	$18.21	$21.82	392,369.4
	2005	$19.04	$18.21	210,035.2
	2004	$15.99	$19.04	366,325.2
	2003	$10.88	$15.99	542,991.5
	2002	$10.00	$10.88	3,535.6
Templeton Foreign Fund — Class A	2009	$12.53	$18.53	942,607.8
Sub-Account inception October 11, 2002	2008	$23.56	$12.53	984,132.4
	2007	$20.36	$23.56	1,042,971.3
	2006	$17.19	$20.36	1,181,888.3
	2005	$15.74	$17.19	1,251,199.1
	2004	$13.50	$15.74	1,977,525.4
	2003	$10.48	$13.50	1,131,045.5
	2002	$10.00	$10.48	32,274.6
Templeton Growth Fund, Inc. — Class A	2009	$11.65	$15.04	344,495.7
Sub-Account inception October 11, 2002	2008	$20.88	$11.65	382,155.4
	2007	$20.70	$20.88	471,518.2
	2006	$17.21	$20.70	515,052.5
	2005	$16.12	$17.21	585,043.2
	2004	$13.96	$16.12	745,467.2
	2003	$10.65	$13.96	695,340.2
	2002	$10.00	$10.65	97,122.6
Van Kampen Comstock Fund — Class A	2009	$12.25	$15.65	702,303.2
Sub-Account inception October 11, 2002	2008	$19.36	$12.25	616,702.2
	2007	$19.99	$19.36	737,674.9
	2006	$17.45	$19.99	2,059,925.5
	2005	$16.96	$17.45	1,393,007.2
	2004	$14.62	$16.96	809,282.3
	2003	$11.31	$14.62	401,251.0
	2002	$10.00	$11.31	17,212.9

		Beginning	Ending
		AUV	AUV	# Units
Van Kampen Equity and Income Fund — Class A	2009	$12.57	$15.32	514,196.0
Sub-Account inception October 11, 2002	2008	$16.93	$12.57	463,489.9
	2007	$16.61	$16.93	5,620,518.2
	2006	$14.95	$16.61	632,718.3
	2005	$14.05	$14.95	1,390,115.5
	2004	$12.73	$14.05	619,686.3
	2003	$10.56	$12.73	397,370.5
	2002	$10.00	$10.56	133,552.3
Van Kampen Mid Cap Growth Fund — Class A	2009	$6.06	$9.53	341,328.9
Sub-Account inception July 11, 2008	2008	$9.92	$6.06	313,394.1

(1)	References to “AIM” will be replaced with “Invesco” due to branding changes.

(2)	Formerly known as Allianz OCC Renaissance Fund.

(3)	Formerly known as Merrill Lynch Ready Assets Trust.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The contents of the Statement of Additional Information for the Contract include the following:
OTHER INFORMATION
Selling the Contract
Financial Statements
Administrative Services Arrangements
Keep Well Agreement
CALCULATION OF YIELDS AND TOTAL RETURNS
Money Market Yield
Other Subaccount Yields
Total Returns
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

APPENDIX A — Example of Maximum Anniversary Value GMDB
Example: Assume that you were under age 80 at issue. You paid an initial premium of $100,000 on October 1, 2009 and a subsequent premium of $10,000 on April 1, 2011. You also make a withdrawal of $50,000 (including any applicable surrender charge) on May 1, 2011. Your death benefit, based on hypothetical Contract values and transactions, and resulting hypothetical maximum anniversary values (“MAV”), are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit value. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate the death benefit, see “Death Benefit.”

				(A)	(B)	(C)
				PREMS
		TRANSACTIONS		LESS ADJ.	MAX ANNIV.	CONTRACT
DATE		PREM.	WITHDR.	WITHDRS.	VALUE (MAV)	VALUE	DEATH BENEFIT
10/01/09	The contract is issued	$100,000		$100,000	$0	$100,000	$100,000 (maximum of (A), (B), (C))
	MAV is $0 until first contract anniversary
10/01/10	First contract anniversary			$100,000	$110,000	$110,000	$110,000 (maximum of (A), (B), (C))
Assume contract value increased by $10,000 due to positive investment performance
Anniversary value for 10/1/2010 = Contract value on 10/1/2010 = $110,000
	MAV = greatest of anniversary values = $110,000
04/01/11	Owner puts in $10,000 additional premium	$10,000		$110,000	$120,000	$114,000	$120,000 (maximum of (A), (B), (C))
Assume contract value decreased by $6,000 due to negative investment performance
	Anniversary value for 10/1/2010 = Contract value on 10/1/2010 + premiums added since that anniversary = $110,000 + $10,000 = $120,000
	MAV = greatest of anniversary values = $120,000
05/01/11	Owner takes a $50,000 withdrawal		$50,000	$50,000	$60,000	$50,000	$60,000 (maximum of (A), (B), (C))
	Assume contract value decreased by $14,000 due to negative investment performance Anniversary value for 10/1/2010 = contract value on 10/1/2010 + premiums added - adjusted
	withdrawals since that anniversary = Adjusted withdrawal = withdrawal x ( $110,000 + $10,000 — $60,000 = $60,000 maximum (MAV, prems - adj. withdrs.) )
	contract value
	= $50,000 x maximum (120,000, 110,000)/100,000
	= $50,000 x 120,000/100,000 = $60,000
	(Note: all values are determined immediately prior to the withdrawal)
	MAV = greatest of anniversary values = $60,000
10/01/11	Second contract anniversary			$50,000	$60,000	$55,000	$60,000 (maximum of (A), (B), (C))
	Assume contract value increased by $5,000 due to positive investment performance
	Anniversary value for 10/1/2010 = $60,000
	Anniversary value for 10/1/2011 = contract value on 10/1/2011 = $55,000
	MAV = greatest of anniversary values = maximum ($60,000, $55,000) = $60,000
10/01/12	Third contract anniversary			$50,000	$65,000	$65,000	$65,000 (maximum of (A), (B), (C))
	Assume contract value increased by $10,000 due to positive investment performance
	Anniversary value for 10/1/2010 = $60,000
	Anniversary value for 10/1/2011 = contract value on 10/1/2011 = $55,000
	Anniversary value for 10/1/2012 = contract value on 10/1/2012 = $65,000
	MAV = greatest of anniversary values = maximum ($60,000, $55,000, $65,000) = $65,000

Appendix B — Example of Guaranteed Minimum Income Benefit
The purpose of this example is to illustrate the operation of the Guaranteed Minimum Income Benefit (GMIB). No investment returns are assumed as only the GMIB guaranteed minimum payments are illustrated. Actual investment returns may result in a higher payment. The example assumes no withdrawals and no premium taxes. Any change to these assumptions would reduce the GMIB Benefit Base and therefore the GMIB guaranteed minimum payment.
Facts: Assume that a male, age 60 purchased the Contract with the GMIB, and made an initial premium payment of $100,000. The following chart shows the GMIB guaranteed minimum payout amounts if he were to exercise the GMIB Rider on the contract anniversaries shown and chooses the Life with Payments Guaranteed for 10 Years annuity option:

	GMIB BENEFIT	ANNUAL GMIB
CONTRACT ANNIVERSARY*	BASE	PAYMENTS**
5th	$127,628	GMIB NOT AVAILABLE FOR EXERCISE
10th	$162,889	$10,184
15th	$207,893	$14,868
20th	$265,330	$21,715
25th***	$338,635	$31,290
30th	n/a	GMIB TERMINATED

*	The Contract may also be annuitized under the terms and conditions of the GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.

**	GMIB payments must be made on a monthly basis. Annual amounts (monthly times 12) are illustrative.

***	If the Contract were not annuitized during the 30 day period following this contract anniversary, the GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB Fees previously collected would not be refunded.
For a detailed explanation of how we calculate the GMIB Benefit Base and determine the actual payout amount upon exercise of the GMIB rider, see “Guaranteed Minimum Income Benefit.”

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2010
Merrill Lynch Life Variable Annuity Separate Account D

FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
issued by
MERRILL LYNCH LIFE INSURANCE COMPANY
Home Office: Little Rock, Arkansas 72201
Service Center: 4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001
Phone: (800) 535-5549
offered through
TRANSAMERICA CAPITAL, INC.
This individual deferred variable annuity contract (the “Contract”) is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company (“Merrill Lynch Life”) as an Individual Retirement Annuity (“IRA”) that is given qualified tax status. The Contract may also be purchased through an established IRA Account or Roth IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated.
This Statement of Additional Information is not a prospectus and should be read together with the Contract’s Prospectus dated May 1, 2010, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

2

OTHER INFORMATION
Selling the Contract
The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.
Effective May 1, 2008, Transamerica Capital, Inc. (“Transamerica” or “Distributor”) serves as principal underwriter for the Contracts. Distributor is a California corporation and its home office is located at 4600 South Syracuse Street, Suite 1100, Denver Colorado, 80287. Distributor is an indirect, wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA (formerly NASD, Inc.). Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) formerly served as principal underwriter for the Contracts. MLPF&S is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. MLPF&S is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. MLPF&S is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. For the years ended December 31, 2008 and 2007, MLPF&S received $2,071,706 and $399,282 respectively, in commissions. For the years ended December 31, 2009 and 2008, Transamerica Capital, Inc. received $3,484,871 and $2,354,749 in commissions.
Financial Statements
The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.
Administrative Services Arrangements
Merrill Lynch Life has entered into a Service Agreement with its former parent, Merrill Lynch Insurance Group, Inc. (“MLIG”) pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Separate Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. (“MLIG Services”), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services’ actual costs. For the years ended December 31, 2009, 2008 and 2007, Merrill Lynch Life paid administrative services fees of $5,326,071, $9,801,412, and $27.0 million, respectively.
Keep Well Agreement
On December 28, 2007, AEGON USA entered into a “keep well” agreement with Merrill Lynch Life. Under the agreement, so long as Merrill Lynch Life is a wholly owned subsidiary of AEGON USA, AEGON USA will ensure that Merrill Lynch Life maintains tangible net worth equal to at least $5 million. At December 31, 2009, the tangible net worth of Merrill Lynch Life was in excess $5 million. The agreement has a duration of three years so long as Merrill Lynch Life is a wholly owned affiliate of AEGON USA and it may be terminated by either party upon one year’s written notice. The agreement does not guarantee, directly or indirectly, any indebtedness, liability, or obligation of Merrill Lynch Life. Upon mutual consent of AEGON USA and Merrill Lynch Life, the agreement may be modified or amended in ways not less favorable to Merrill Lynch Life or its contract owners.

3

CALCULATION OF YIELDS AND TOTAL RETURNS
Money Market Yield
From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the Ready Assets Prime Money Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge; and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used based on average contract size and withdrawals. Current yield will be calculated according to the following formula:
Current Yield = ((NCF – ES)/UV) × (365/7)
Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES	=	per unit expenses for the hypothetical account for the 7-day period.

UV	=	the unit value on the first day of the 7-day period.
Merrill Lynch Life also may quote the effective yield of the Ready Assets Prime Money Fund Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:
Effective Yield = (1 + ((NCF – ES)/UV))365/7 – 1
Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES	=	per unit expenses of the hypothetical account for the 7-day period.

UV	=	the unit value for the first day of the 7-day period.
Because of the charges and deductions imposed under the Contract, the yield for the Ready Assets Prime Money Fund Subaccount will be lower than the yield for the corresponding underlying Fund.
The yields on amounts held in the Ready Assets Prime Money Fund Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund’s operating expenses. Yields on amounts held in the Ready Assets Prime Money Fund Subaccount may also be presented for periods other than a 7-day period.

4

Other Subaccount Yields
From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Ready Assets Prime Money Fund Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the asset-based insurance charge and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period based on average contract size and withdrawals. The 30-day or one-month yield is calculated according to the following formula:
Yield = 2 × ((((NI – ES)/(U × UV)) + 1)6 – 1)
Where:

NI	=	net investment income of the Fund for the 30-day or one-month period attributable to the subaccount’s units.

ES	=	expenses of the subaccount for the 30-day or one-month period.

U	=	the average number of units outstanding.

UV	=	the unit value at the close of the last day in the 30-day or one-month.
Currently, Merrill Lynch Life may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.
The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.
Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding three years. A surrender charge will not be imposed on the “free withdrawal amount” each year.
Total Returns
Standard Total Returns
From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including “standard” average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable.
Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.
Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.
Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the asset-based insurance charge and the contract fee (but not the GMIB Fee), and assume a surrender of the Contract at the end of the period for the return

5

quotation. Total returns therefore reflect a deduction of the surrender charge for any period of six years or less. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used based on average contract size and withdrawals. The average annual total return is then calculated according to the following formula:
TR = ((ERV/P)1/N) – 1
Where:

TR	=	the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and contract fee).

ERV	=	the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.
Non-Standard Total Returns
From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.
From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns for periods prior to the date a subaccount commenced operations. This “non-standard” performance information for the subaccounts is calculated in exactly the same way as “standard” average annual total returns described above based on the assumption that the subaccounts had been in existence and had invested in the corresponding underlying Funds for the same period that the corresponding Funds had been in operation, with the level of Contract charges currently in effect.
From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the “DCA subaccount”) at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

6

Report of Independent Registered Public Accounting Firm
The Board of Directors of
Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
We have audited the accompanying statements of assets and liabilities of the subaccounts of Merrill Lynch Variable Annuity Separate Account D (the Separate Account) (comprised of the AIM Basic Value Fund, AIM Mid Cap Core Equity Fund, AIM Constellation Fund, AIM Charter Fund, AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein Large Cap Growth Fund, Inc., AllianceBernstein International Value Fund, AllianceBernstein Small/Mid Cap Value Fund, AllianceBernstein Value Fund, Allianz CCM Capital Appreciation Fund, Allianz NFJ Dividend Value Fund, Allianz NFJ Small-Cap Value Fund, Allianz OCC Renaissance Fund, American Century Equity Income Fund, American Century Ultra® Fund, American Funds Bond Fund of America, American Funds EuroPacific Growth Fund, American Funds Growth Fund of America, American Funds Income Fund of America, American Funds Investment Company of America, BlackRock Basic Value Fund, Inc., BlackRock Total Return Fund, BlackRock High Income Fund, BlackRock Fundamental Growth Fund, Inc., BlackRock Global SmallCap Fund, Inc., BlackRock International Index Fund, BlackRock Small Cap Index Fund, BlackRock Government Income Portfolio, BlackRock International Value Fund, BlackRock Global Allocation Fund, Inc., BlackRock Global Growth Fund, Inc., BlackRock S&P 500 Index Fund, BlackRock Short-Term Bond Fund, BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund, BlackRock Value Opportunities Fund, Inc., Cohen & Steers Realty Income Fund, Inc., Columbia Acorn USA, Columbia Acorn International, Columbia Marsico Growth Fund, Davis New York Venture Fund, Inc., Delaware Trend Fund®, Dreyfus Appreciation Fund, Inc., Eaton Vance Floating-Rate Fund, Eaton Vance Large-Cap Value Fund, Federated Capital Appreciation Fund, Federated Kaufmann Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Mid Cap Growth Fund, Fidelity Advisor Overseas Fund, Janus Forty Fund, Janus Enterprise Fund, JPMorgan Multi-Cap Market Neutral Fund, JPMorgan Small Cap Growth Fund, Lord Abbett Affiliated Fund, Inc., Lord Abbett Bond-Debenture Fund, Inc., Lord Abbett Mid-Cap Value Fund, Inc., Ready Assets Prime Money Fund, MFS® Core Growth Fund, MFS® Research International Fund, MFS® Mid Cap Growth Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer Main Street Fund®, Oppenheimer Main Street Small Cap Fund®, Oppenheimer Quest Opportunity Value Fund, PIMCO Commodity RealReturn Strategy Fund, PIMCO Low Duration Fund, PIMCO Real Return Fund, PIMCO Total Return Fund, Pioneer Emerging Markets Fund, Pioneer Fund, Pioneer High Yield Fund, Pioneer Real Estate Shares Fund, Pioneer Growth Opportunities Fund, The Putnam Fund for Growth and Income, Putnam International Equity Fund, Putnam Voyager Fund, Seligman Capital Fund, Inc., Seligman Smaller-Cap Value Fund, Templeton Foreign Fund, Templeton Growth Fund, Inc., Transamerica Equity, Transamerica Growth Opportunities, Transamerica Small/Mid Cap Value, Transamerica Flexible Income RTL, Van Kampen Comstock Fund, Van Kampen Equity and Income Fund, and Van Kampen Mid Cap Growth Fund subaccounts) as of December 31, 2009, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Merrill Lynch Variable Annuity Separate Account D at December 31, 2009, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.
/s/Ernst & Young LLP
Des Moines, Iowa
April 23, 2010

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

					AllianceBernstein
	AIM Basic	AIM Mid Cap Core	AIM Constellation		Growth and Income
	Value Fund	Equity Fund	Fund	AIM Charter Fund	Fund, Inc.
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	19,434.723	750,198.959	42,187.178	932,089.012	1,000,867.875

Cost	$444,296	$13,125,242	$917,068	$12,405,667	$2,492,880

Investments in mutual funds, Level 1 prices quoted at net asset value	$383,058	$15,716,668	$853,447	$13,999,977	$2,942,552
Receivable for units sold	—	3	—	—	—

Total assets	383,058	15,716,671	853,447	13,999,977	2,942,552

Liabilities
Payable for units redeemed	—	—	—	1	—

	$383,058	$15,716,671	$853,447	$13,999,976	$2,942,552

Net Assets:
Deferred annuity contracts terminable by owners	$383,058	$15,716,671	$853,447	$13,999,976	$2,942,552

Total net assets	$383,058	$15,716,671	$853,447	$13,999,976	$2,942,552

Accumulation units outstanding:
M&E - 1.25% IRA Series	3,846	182,888	—	—	—

M&E - 1.30% IRA Annuity	—	—	74,684	1,303,692	220,697

M&E - 1.35% IRA Series	4,312	82,901	—	—	—

M&E - 1.45% IRA Series	9,331	437,327	—	—	—

M&E - 1.55% IRA Series	—	135,753	—	—	—

M&E - 1.60% IRA Series	—	27,980	—	—	—

M&E - 1.65% IRA Series	24,290	331,790	—	—	—

M&E - 1.70% IRA Series	91	13,280	—	—	—

M&E - 1.75% IRA Series	617	56,626	—	—	—

Accumulation unit value:
M&E - 1.25% IRA Series	$9.154851	$12.550799	$—	$—	$—

M&E - 1.30% IRA Annuity	$—	$—	$11.427406	$10.738712	$13.333013

M&E - 1.35% IRA Series	$9.106922	$12.485104	$—	$—	$—

M&E - 1.45% IRA Series	$9.059245	$12.419743	$—	$—	$—

M&E - 1.55% IRA Series	$9.011812	$12.354726	$—	$—	$—

M&E - 1.60% IRA Series	$8.988194	$12.322353	$—	$—	$—

M&E - 1.65% IRA Series	$8.964635	$12.290057	$—	$—	$—

M&E - 1.70% IRA Series	$8.941142	$12.257850	$—	$—	$—

M&E - 1.75% IRA Series	$8.917705	$12.225733	$—	$—	$—

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	AllianceBernstein	AllianceBernstein	AllianceBernstein
	Large Cap Growth Fund,	International Value	Small/Mid Cap Value	AllianceBernstein	Allianz CCM Capital
	Inc.	Fund	Fund	Value Fund	Appreciation Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	4,269,650.972	243,171.228	149,007.653	83,540.216	4,445.770

Cost	$93,875,693	$3,776,359	$1,701,685	$924,913	$65,385

Investments in mutual funds, Level 1 prices quoted at net asset value	$96,664,898	$3,319,287	$2,081,637	$689,207	$63,886
Receivable for units sold	2	—	—	—	—

Total assets	96,664,900	3,319,287	2,081,637	689,207	63,886

Liabilities
Payable for units redeemed	—	—	—	—	—

	$96,664,900	$3,319,287	$2,081,637	$689,207	$63,886

Net Assets:
Deferred annuity contracts terminable by owners	$96,664,900	$3,319,287	$2,081,637	$689,207	$63,886

Total net assets	$96,664,900	$3,319,287	$2,081,637	$689,207	$63,886

Accumulation units outstanding:
M&E - 1.25% IRA Series	—	55,064	23,764	9,641	703

M&E - 1.30% IRA Annuity	6,439,680	—	—	—	—

M&E - 1.35% IRA Series	—	30,480	7,139	17,039	—

M&E - 1.45% IRA Series	—	108,468	68,614	35,593	—

M&E - 1.55% IRA Series	—	60,359	5,920	264	7,381

M&E - 1.60% IRA Series	—	49,016	3,699	—	—

M&E - 1.65% IRA Series	—	189,212	60,646	18,110	—

M&E - 1.70% IRA Series	—	8,450	721	—	—

M&E - 1.75% IRA Series	—	26,558	2,968	—	—

Accumulation unit value:
M&E - 1.25% IRA Series	$—	$6.343156	$12.158781	$8.636074	$7.986264

M&E - 1.30% IRA Annuity	$15.010823	$—	$—	$—	$—

M&E - 1.35% IRA Series	$—	$6.325145	$12.095153	$8.590858	$7.955636

M&E - 1.45% IRA Series	$—	$6.307185	$12.031864	$8.545874	$7.925133

M&E - 1.55% IRA Series	$—	$6.289276	$11.968901	$8.501127	$7.894745

M&E - 1.60% IRA Series	$—	$6.280341	$11.937547	$8.478847	$7.879592

M&E - 1.65% IRA Series	$—	$6.271420	$11.906272	$8.456620	$7.864475

M&E - 1.70% IRA Series	$—	$6.262513	$11.875084	$8.434454	$7.849382

M&E - 1.75% IRA Series	$—	$6.253616	$11.843974	$8.412346	$7.834322

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	Allianz NFJ	Allianz NFJ Small-Cap Value	Allianz OCC	American Century	American Century
	Dividend Value Fund	Fund	Renaissance Fund	Equity Income Fund	Ultra® Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	399,634.286	769,901.753	320,749.046	764,922.821	4,249.461

Cost	$4,227,555	$15,552,184	$5,998,084	$4,538,976	$113,031

Investments in mutual funds, Level 1 prices quoted at net asset value	$4,144,208	$17,854,022	$4,439,167	$5,017,894	$80,570
Receivable for units sold	—	—	—	—	—

Total assets	4,144,208	17,854,022	4,439,167	5,017,894	80,570

Liabilities
Payable for units redeemed	1	2	1	—	—

	$4,144,207	$17,854,020	$4,439,166	$5,017,894	$80,570

Net Assets:
Deferred annuity contracts terminable by owners	$4,144,207	$17,854,020	$4,439,166	$5,017,894	$80,570

Total net assets	$4,144,207	$17,854,020	$4,439,166	$5,017,894	$80,570

Accumulation units outstanding:
M&E - 1.25% IRA Series	41,914	59,608	362	9,564	—

M&E - 1.30% IRA Annuity	—	606,717	238,624	321,216	—

M&E - 1.35% IRA Series	74,877	47,691	—	—	—

M&E - 1.45% IRA Series	102,011	150,192	4,303	3,483	5,240

M&E - 1.55% IRA Series	127,293	27,416	—	—	—

M&E - 1.60% IRA Series	10,099	24,375	—	—	—

M&E - 1.65% IRA Series	155,380	98,945	1,144	6,767	3,235

M&E - 1.70% IRA Series	25,969	6,283	—	—	—

M&E - 1.75% IRA Series	41,417	20,680	—	—	—

Accumulation unit value:
M&E - 1.25% IRA Series	$7.215897	$13.282211	$9.692193	$11.043715	$9.644727

M&E - 1.30% IRA Annuity	$—	$20.018906	$18.370064	$14.946478	$—

M&E - 1.35% IRA Series	$7.195419	$13.212692	$9.641462	$10.985876	$9.594232

M&E - 1.45% IRA Series	$7.174995	$13.143536	$9.590999	$10.928341	$9.544003

M&E - 1.55% IRA Series	$7.154630	$13.074741	$9.540799	$10.871113	$9.494037

M&E - 1.60% IRA Series	$7.144469	$13.040483	$9.515802	$10.842609	$9.469155

M&E - 1.65% IRA Series	$7.134322	$13.006312	$9.490867	$10.814186	$9.444337

M&E - 1.70% IRA Series	$7.124195	$12.972229	$9.465997	$10.785830	$9.419585

M&E - 1.75% IRA Series	$7.114081	$12.938240	$9.441197	$10.757555	$9.394897

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	American Funds				American Funds
	Bond	American Funds	American Funds	American Funds	Investment
	Fund of	EuroPacific	Growth Fund of	Income Fund of	Company of
	America	Growth Fund	America	America	America
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	8,216,851.680	3,106,964.957	5,519,064.180	3,965,975.289	3,246,273.705

Cost	$97,733,011	$125,732,644	$150,239,585	$74,458,950	$98,833,739

Investments in mutual funds, Level 1 prices quoted at net asset value	$96,958,850	$118,530,713	$150,482,625	$61,396,558	$84,215,180
Receivable for units sold	—	—	—	—	—

Total assets	96,958,850	118,530,713	150,482,625	61,396,558	84,215,180

Liabilities
Payable for units redeemed	25	—	22	2	1

	$96,958,825	$118,530,713	$150,482,603	$61,396,556	$84,215,179

Net Assets:
Deferred annuity contracts terminable by owners	$96,958,825	$118,530,713	$150,482,603	$61,396,556	$84,215,179

Total net assets	$96,958,825	$118,530,713	$150,482,603	$61,396,556	$84,215,179

Accumulation units outstanding:
M&E - 1.25% IRA Series	749,998	1,167,561	818,756	312,567	383,413

M&E - 1.30% IRA Annuity	2,780,919	—	5,871,115	2,678,063	4,204,304

M&E - 1.35% IRA Series	326,292	381,817	184,563	54,045	114,177

M&E - 1.45% IRA Series	1,891,979	2,847,731	1,400,663	579,856	666,935

M&E - 1.55% IRA Series	760,713	801,959	411,582	82,544	71,529

M&E - 1.60% IRA Series	152,225	179,594	79,829	21,624	35,187

M&E - 1.65% IRA Series	1,624,784	2,158,359	1,484,736	583,645	734,571

M&E - 1.70% IRA Series	45,349	57,330	23,176	7,523	1,163

M&E - 1.75% IRA Series	172,061	182,479	158,508	11,549	38,024

Accumulation unit value:
M&E - 1.25% IRA Series	$10.779954	$15.437015	$11.838096	$11.488529	$10.962760

M&E - 1.30% IRA Annuity	$12.971994	$—	$16.551919	$15.921604	$14.765157

M&E - 1.35% IRA Series	$10.723490	$15.356168	$11.776062	$11.428338	$10.905305

M&E - 1.45% IRA Series	$10.667316	$15.275743	$11.714353	$11.368463	$10.848174

M&E - 1.55% IRA Series	$10.611430	$15.195731	$11.652949	$11.308909	$10.791338

M&E - 1.60% IRA Series	$10.583606	$15.155889	$11.622384	$11.279238	$10.762993

M&E - 1.65% IRA Series	$10.555850	$15.116142	$11.591892	$11.249653	$10.734753

M&E - 1.70% IRA Series	$10.528170	$15.076508	$11.561478	$11.220150	$10.706611

M&E - 1.75% IRA Series	$10.500561	$15.036976	$11.531126	$11.190723	$10.678525

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

				BlackRock	BlackRock Global
	BlackRock Basic	BlackRock Total	BlackRock High	Fundamental	SmallCap Fund,
	Value Fund, Inc.	Return Fund	Income Fund	Growth Fund, Inc.	Inc.
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,551,746.101	956,081.239	153,896.780	3,330,403.766	61,109.149

Cost	$57,289,352	$10,132,170	$588,847	$56,828,307	$1,526,663

Investments in mutual funds, Level 1 prices quoted at net asset value	$58,741,195	$10,096,218	$670,990	$64,176,881	$1,190,406
Receivable for units sold	7,959	—	127	176	—

Total assets	58,749,154	10,096,218	671,117	64,177,057	1,190,406

Liabilities
Payable for units redeemed	—	9	—	—	—

	$58,749,154	$10,096,209	$671,117	$64,177,057	$1,190,406

Net Assets:
Deferred annuity contracts terminable by owners	$58,749,154	$10,096,209	$671,117	$64,177,057	$1,190,406

Total net assets	$58,749,154	$10,096,209	$671,117	$64,177,057	$1,190,406

Accumulation units outstanding:
M&E - 1.25% IRA Series	577,734	82,421	5,064	641,072	30,375

M&E - 1.30% IRA Annuity	795,553	502,601	—	775,293	—

M&E - 1.35% IRA Series	281,961	1,835	10,540	276,990	—

M&E - 1.45% IRA Series	1,478,253	127,364	9,328	1,690,448	20,879

M&E - 1.55% IRA Series	603,458	44,835	16,406	601,181	—

M&E - 1.60% IRA Series	112,663	22,062	—	137,084	4,217

M&E - 1.65% IRA Series	1,151,648	92,854	9,957	1,210,743	31,442

M&E - 1.70% IRA Series	45,998	3,362	1,020	48,215	—

M&E - 1.75% IRA Series	122,640	35,544	14,263	123,528	—

Accumulation unit value:
M&E - 1.25% IRA Series	$10.747837	$10.707858	$10.163870	$11.435652	$13.847541

M&E - 1.30% IRA Annuity	$15.514336	$11.461503	$—	$13.912741	$—

M&E - 1.35% IRA Series	$10.691555	$10.651764	$10.135055	$11.375778	$13.775081

M&E - 1.45% IRA Series	$10.635566	$10.595966	$10.106323	$11.316218	$13.703001

M&E - 1.55% IRA Series	$10.579873	$10.540456	$10.077673	$11.256969	$13.631296

M&E - 1.60% IRA Series	$10.552141	$10.512811	$10.063376	$11.227470	$13.595589

M&E - 1.65% IRA Series	$10.524475	$10.485242	$10.049109	$11.198042	$13.559973

M&E - 1.70% IRA Series	$10.496882	$10.457747	$10.034852	$11.168687	$13.524452

M&E - 1.75% IRA Series	$10.469362	$10.430318	$10.020620	$11.139414	$13.489023

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	BlackRock		BlackRock	BlackRock	BlackRock Global
	International	BlackRock Small	Government	International	Allocation Fund,
	Index Fund	Cap Index Fund	Income Portfolio	Value Fund	Inc.
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	46,659.351	10,531.430	4,858,230.568	49,173.859	10,061,075.374

Cost	$701,723	$139,475	$51,954,822	$1,072,462	$178,206,879

Investments in mutual funds, Level 1 prices quoted at net asset value	$509,054	$102,260	$50,136,939	$1,004,622	$179,992,639
Receivable for units sold	—	—	—	—	—

Total assets	509,054	102,260	50,136,939	1,004,622	179,992,639

Liabilities
Payable for units redeemed	1	—	1,728	—	1

	$509,053	$102,260	$50,135,211	$1,004,622	$179,992,638

Net Assets:
Deferred annuity contracts terminable by owners	$509,053	$102,260	$50,135,211	$1,004,622	$179,992,638

Total net assets	$509,053	$102,260	$50,135,211	$1,004,622	$179,992,638

Accumulation units outstanding:
M&E - 1.25% IRA Series	6,541	3,974	26,886	18,357	612,879

M&E - 1.30% IRA Annuity	—	—	4,352,390	—	3,820,006

M&E - 1.35% IRA Series	—	—	25,296	7,337	857,231

M&E - 1.45% IRA Series	11,536	4,021	33,125	16,110	1,510,490

M&E - 1.55% IRA Series	—	—	41,667	22,487	1,229,966

M&E - 1.60% IRA Series	1,268	—	11,684	1,715	303,811

M&E - 1.65% IRA Series	22,305	1,774	66,188	52,129	1,402,489

M&E - 1.70% IRA Series	—	—	6,277	5,413	120,894

M&E - 1.75% IRA Series	—	—	3,530	6,880	403,360

Accumulation unit value:
M&E - 1.25% IRA Series	$12.402861	$10.553001	$11.000733	$7.766525	$14.793121

M&E - 1.30% IRA Annuity	$—	$—	$10.981470	$—	$22.513413

M&E - 1.35% IRA Series	$12.337947	$10.497763	$10.962251	$7.744476	$14.715688

M&E - 1.45% IRA Series	$12.273368	$10.442814	$10.923907	$7.722498	$14.638659

M&E - 1.55% IRA Series	$12.209127	$10.388154	$10.885695	$7.700577	$14.562033

M&E - 1.60% IRA Series	$12.177142	$10.360933	$10.866639	$7.689646	$14.523873

M&E - 1.65% IRA Series	$12.145233	$10.333779	$10.847620	$7.678723	$14.485809

M&E - 1.70% IRA Series	$12.113411	$10.306701	$10.828632	$7.667823	$14.447853

M&E - 1.75% IRA Series	$12.081670	$10.279687	$10.809681	$7.656937	$14.409990

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	BlackRock Global	BlackRock S&P	BlackRock Short-	BlackRock Large	BlackRock Large
	Growth Fund, Inc.	500 Index Fund	Term Bond Fund	Cap Core Fund	Cap Growth Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	69,011.953	937,658.908	32,735.430	761,343.070	5,617,718.094

Cost	$780,255	$13,539,240	$322,320	$9,120,337	$39,828,731

Investments in mutual funds, Level 1 prices quoted at net asset value	$957,196	$12,761,538	$316,879	$7,499,229	$51,626,829
Receivable for units sold	—	—	3	—	—

Total assets	957,196	12,761,538	316,882	7,499,229	51,626,829

Liabilities
Payable for units redeemed	—	1	—	—	4

	$957,196	$12,761,537	$316,882	$7,499,229	$51,626,825

Net Assets:
Deferred annuity contracts terminable by owners	$957,196	$12,761,537	$316,882	$7,499,229	$51,626,825

Total net assets	$957,196	$12,761,537	$316,882	$7,499,229	$51,626,825

Accumulation units outstanding:
M&E - 1.25% IRA Series	1,058	37,874	6,290	73,594	639,761

M&E - 1.30% IRA Annuity	—	611,987	—	—	—

M&E - 1.35% IRA Series	11,309	18,635	—	21,543	271,699

M&E - 1.45% IRA Series	1,252	164,577	12,942	301,501	1,675,506

M&E - 1.55% IRA Series	57,112	63,489	—	22,417	614,264

M&E - 1.60% IRA Series	1,187	9,563	1,084	35,357	146,660

M&E - 1.65% IRA Series	23,701	146,555	9,624	243,633	1,191,384

M&E - 1.70% IRA Series	1,208	2,190	—	11,011	49,103

M&E - 1.75% IRA Series	21,188	5,781	—	10,171	124,830

Accumulation unit value:
M&E - 1.25% IRA Series	$8.160964	$10.167317	$10.710765	$10.571301	$11.095605

M&E - 1.30% IRA Annuity	$—	$13.502250	$—	$—	$—

M&E - 1.35% IRA Series	$8.145967	$10.114041	$10.654649	$10.515993	$11.037535

M&E - 1.45% IRA Series	$8.130996	$10.061044	$10.598834	$10.460966	$10.979772

M&E - 1.55% IRA Series	$8.116056	$10.008325	$10.543303	$10.406233	$10.922309

M&E - 1.60% IRA Series	$8.108597	$9.982080	$10.515651	$10.378975	$10.893693

M&E - 1.65% IRA Series	$8.101144	$9.955890	$10.488071	$10.351786	$10.865151

M&E - 1.70% IRA Series	$8.093699	$9.929775	$10.460565	$10.324668	$10.836686

M&E - 1.75% IRA Series	$8.086263	$9.903729	$10.433129	$10.297629	$10.808292

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

		BlackRock Value	Cohen & Steers
	BlackRock Large	Opportunities	Realty Income	Columbia Acorn	Columbia Acorn
	Cap Value Fund	Fund, Inc.	Fund, Inc.	USA	International
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	396,876.912	692,844.762	88,527.729	552,588.152	56,679.337

Cost	$6,841,662	$14,755,579	$952,165	$9,387,826	$1,746,474

Investments in mutual funds, Level 1 prices quoted at net asset value	$5,290,369	$10,316,458	$802,947	$12,394,552	$1,934,466
Receivable for units sold	—	2	—	—	—

Total assets	5,290,369	10,316,460	802,947	12,394,552	1,934,466

Liabilities
Payable for units redeemed	—	—	9	—	—

	$5,290,369	$10,316,460	$802,938	$12,394,552	$1,934,466

Net Assets:
Deferred annuity contracts terminable by owners	$5,290,369	$10,316,460	$802,938	$12,394,552	$1,934,466

Total net assets	$5,290,369	$10,316,460	$802,938	$12,394,552	$1,934,466

Accumulation units outstanding:
M&E - 1.25% IRA Series	72,871	22,001	21,384	136,517	19,770

M&E - 1.30% IRA Annuity	—	630,795	—	—	—

M&E - 1.35% IRA Series	21,157	12,230	—	71,136	11,820

M&E - 1.45% IRA Series	183,701	30,916	17,811	422,777	60,651

M&E - 1.55% IRA Series	13,007	4,952	—	97,909	37,427

M&E - 1.60% IRA Series	36,422	2,784	1,951	45,371	8,695

M&E - 1.65% IRA Series	150,840	13,952	38,447	291,497	46,182

M&E - 1.70% IRA Series	5,921	—	—	11,838	11,050

M&E - 1.75% IRA Series	20,735	3,325	—	16,962	22,489

Accumulation unit value:
M&E - 1.25% IRA Series	$10.624230	$9.433277	$10.219028	$11.475601	$8.942420

M&E - 1.30% IRA Annuity	$—	$15.019731	$—	$—	$—

M&E - 1.35% IRA Series	$10.568641	$9.383877	$10.165518	$11.415475	$8.917044

M&E - 1.45% IRA Series	$10.513339	$9.334735	$10.112280	$11.355660	$8.891743

M&E - 1.55% IRA Series	$10.458328	$9.285851	$10.059327	$11.296154	$8.866511

M&E - 1.60% IRA Series	$10.430931	$9.261505	$10.032954	$11.266523	$8.853926

M&E - 1.65% IRA Series	$10.403607	$9.237227	$10.006646	$11.236973	$8.841363

M&E - 1.70% IRA Series	$10.376357	$9.213010	$9.980418	$11.207494	$8.828808

M&E - 1.75% IRA Series	$10.349174	$9.188852	$9.954252	$11.178098	$8.816280

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

				Dreyfus	Eaton Vance
	Columbia Marsico	Davis New York	Delaware Trend	Appreciation	Floating-Rate
	Growth Fund	Venture Fund, Inc.	Fund®	Fund, Inc.	Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	318,895.239	5,323,884.251	431,861.990	48,452.949	240,403.465

Cost	$4,360,914	$161,208,277	$7,201,650	$1,299,712	$2,096,589

Investments in mutual funds, Level 1 prices quoted at net asset value	$5,430,786	$164,933,934	$6,028,794	$1,624,143	$2,122,763
Receivable for units sold	9	3,648	—	—	127

Total assets	5,430,795	164,937,582	6,028,794	1,624,143	2,122,890

Liabilities
Payable for units redeemed	—	—	—	—	—

	$5,430,795	$164,937,582	$6,028,794	$1,624,143	$2,122,890

Net Assets:
Deferred annuity contracts terminable by owners	$5,430,795	$164,937,582	$6,028,794	$1,624,143	$2,122,890

Total net assets	$5,430,795	$164,937,582	$6,028,794	$1,624,143	$2,122,890

Accumulation units outstanding:
M&E - 1.25% IRA Series	52,971	802,500	14,273	12,019	27,165

M&E - 1.30% IRA Annuity	—	6,615,512	313,365	—	—

M&E - 1.35% IRA Series	22,748	326,564	330	543	15,000

M&E - 1.45% IRA Series	280,069	2,138,423	45,964	58,312	44,576

M&E - 1.55% IRA Series	44,517	728,030	8,652	25,233	43,022

M&E - 1.60% IRA Series	42,576	168,671	4,358	16,611	5,402

M&E - 1.65% IRA Series	152,443	1,556,499	37,555	31,121	45,604

M&E - 1.70% IRA Series	41,240	69,467	—	2,814	12,231

M&E - 1.75% IRA Series	9,820	164,930	5,771	8,763	5,063

Accumulation unit value:
M&E - 1.25% IRA Series	$8.487523	$10.799103	$10.596162	$10.603678	$10.865302

M&E - 1.30% IRA Annuity	$—	$15.336202	$15.340921	$—	$—

M&E - 1.35% IRA Series	$8.454976	$10.742550	$10.540687	$10.548167	$10.808385

M&E - 1.45% IRA Series	$8.422552	$10.686281	$10.485504	$10.492942	$10.751767

M&E - 1.55% IRA Series	$8.390261	$10.630317	$10.430601	$10.438009	$10.695449

M&E - 1.60% IRA Series	$8.374162	$10.602441	$10.403266	$10.410652	$10.667397

M&E - 1.65% IRA Series	$8.358091	$10.574645	$10.375995	$10.383364	$10.639420

M&E - 1.70% IRA Series	$8.342056	$10.546922	$10.348802	$10.356151	$10.611523

M&E - 1.75% IRA Series	$8.326047	$10.519271	$10.321676	$10.329002	$10.583692

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

				Fidelity Advisor	Fidelity Advisor
	Eaton Vance	Federated Capital	Federated	Equity Growth	Mid Cap Growth
	Large-Cap Value Fund	Appreciation Fund	Kaufmann Fund	Fund	Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,616,258.936	2,676,451.342	2,633,676.460	46,696.762	111,080.273

Cost	$42,972,432	$47,850,540	$14,212,601	$2,071,258	$2,582,243

Investments in mutual funds, Level 1 prices quoted at net asset value	$43,796,175	$45,499,673	$12,272,932	$2,041,582	$1,795,057
Receivable for units sold	—	—	—	2	—

Total assets	43,796,175	45,499,673	12,272,932	2,041,584	1,795,057

Liabilities
Payable for units redeemed	6	1	2	—	6,518

	$43,796,169	$45,499,672	$12,272,930	$2,041,584	$1,788,539

Net Assets:
Deferred annuity contracts terminable by owners	$43,796,169	$45,499,672	$12,272,930	$2,041,584	$1,788,539

Total net assets	$43,796,169	$45,499,672	$12,272,930	$2,041,584	$1,788,539

Accumulation units outstanding:
M&E – 1.25% IRA Series	687,719	568,235	129,790	1,428	—

M&E – 1.30% IRA Annuity	—	—	—	160,189	115,147

M&E – 1.35% IRA Series	374,090	273,914	48,656	—	—

M&E – 1.45% IRA Series	1,848,582	1,498,253	396,906	1,827	—

M&E – 1.55% IRA Series	844,885	563,293	118,375	—	—

M&E – 1.60% IRA Series	139,915	109,304	27,444	—	—

M&E – 1.65% IRA Series	1,333,495	1,075,422	252,516	2,563	—

M&E – 1.70% IRA Series	64,493	42,784	7,534	—	—

M&E – 1.75% IRA Series	159,347	117,940	21,972	—	—

Accumulation unit value:
M&E – 1.25% IRA Series	$8.088995	$10.846502	$12.391239	$9.760171	$—

M&E – 1.30% IRA Annuity	$—	$—	$—	$12.394742	$15.532656

M&E – 1.35% IRA Series	$8.066040	$10.789706	$12.326355	$9.709052	$—

M&E – 1.45% IRA Series	$8.043148	$10.733216	$12.261812	$9.658207	$—

M&E – 1.55% IRA Series	$8.020328	$10.677022	$12.197613	$9.607622	$—

M&E – 1.60% IRA Series	$8.008941	$10.649035	$12.165640	$9.582435	$—

M&E – 1.65% IRA Series	$7.997566	$10.621122	$12.133748	$9.557311	$—

M&E – 1.70% IRA Series	$7.986213	$10.593282	$12.101941	$9.532254	$—

M&E – 1.75% IRA Series	$7.974874	$10.565512	$12.070222	$9.507263	$—

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

				JPMorgan Multi-
	Fidelity Advisor	Janus Forty	Janus Enterprise	Cap Market	JPMorgan Small
	Overseas Fund	Fun	Fund	Neutral Fund	Cap Growth Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	221,398.948	1,889,717.152	186,864.865	86,465.570	118,330.034

Cost	$3,534,914	$57,471,588	$6,895,227	$880,254	$921,140

Investments in mutual funds, Level 1 prices quoted at net asset value	$3,613,231	$60,281,977	$8,769,568	$868,114	$988,056
Receivable for units sold	—	—	—	—	—

Total assets	3,613,231	60,281,977	8,769,568	868,114	988,056

Liabilities
Payable for units redeemed	14	—	2	—	—

	$3,613,217	$60,281,977	$8,769,566	$868,114	$988,056

Net Assets:
Deferred annuity contracts terminable by owners	$3,613,217	$60,281,977	$8,769,566	$868,114	$988,056

Total net assets	$3,613,217	$60,281,977	$8,769,566	$868,114	$988,056

Accumulation units outstanding:
M&E – 1.25% IRA Series	—	752,950	86,932	6,531	11,121

M&E – 1.30% IRA Annuity	204,957	—	—	—	—

M&E – 1.35% IRA Series	—	425,158	40,331	1,769	11,574

M&E – 1.45% IRA Series	—	1,898,615	251,586	30,120	18,494

M&E – 1.55% IRA Series	—	813,141	78,331	22,509	15,005

M&E – 1.60% IRA Series	—	141,209	15,511	1,193	—

M&E – 1.65% IRA Series	—	1,458,648	173,248	24,291	39,044

M&E – 1.70% IRA Series	—	77,236	8,568	707	2,526

M&E – 1.75% IRA Series	—	206,985	35,082	2,219	20,647

Accumulation unit value:
M&E – 1.25% IRA Series	$—	$10.514372	$12.733065	$9.820000	$8.417547

M&E – 1.30% IRA Annuity	$17.629137	$—	$—	$—	$—

M&E – 1.35% IRA Series	$—	$10.484538	$12.726724	$9.782375	$8.393649

M&E – 1.45% IRA Series	$—	$10.454790	$12.720383	$9.744896	$8.369820

M&E – 1.55% IRA Series	$—	$10.425126	$12.714053	$9.707556	$8.346061

M&E – 1.60% IRA Series	$—	$10.410325	$12.710890	$9.688951	$8.334204

M&E – 1.65% IRA Series	$—	$10.395551	$12.707726	$9.670371	$8.322369

M&E – 1.70% IRA Series	$—	$10.380800	$12.704563	$9.651827	$8.310549

M&E – 1.75% IRA Series	$—	$10.366063	$12.701402	$9.633326	$8.298747

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	Lord Abbett	Lord Abbett	Lord Abbett Mid-	Ready Assets
	Affiliated Fund,	Bond-Debenture	Cap Value Fund,	Prime Money	MFS® Core
	Inc.	Fund, Inc.	Inc.	Fund	Growth Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	176,569.961	2,772,907.423	1,815,966.169	25,627,780.110	155,037.276

Cost	$1,551,974	$20,657,251	$33,769,699	$25,627,781	$1,843,619

Investments in mutual funds, Level 1 prices quoted at net asset value	$1,804,545	$20,380,870	$23,861,795	$25,627,780	$2,413,930
Receivable for units sold	—	101,570	3	86	1

Total assets	1,804,545	20,482,440	23,861,798	25,627,866	2,413,931

Liabilities
Payable for units redeemed	—	—	—	—	—

	$1,804,545	$20,482,440	$23,861,798	$25,627,866	$2,413,931

Net Assets:
Deferred annuity contracts terminable by owners	$1,804,545	$20,482,440	$23,861,798	$25,627,866	$2,413,931

Total net assets	$1,804,545	$20,482,440	$23,861,798	$25,627,866	$2,413,931

Accumulation units outstanding:
M&E – 1.25% IRA Series	18,188	28,207	78,010	114,301	—

M&E – 1.30% IRA Annuity	—	911,794	1,211,834	1,564,697	190,227

M&E – 1.35% IRA Series	15,475	40,265	23,903	12,282	—

M&E – 1.45% IRA Series	77,722	151,354	270,839	233,427	—

M&E – 1.55% IRA Series	18,674	45,368	19,975	112,980	—

M&E – 1.60% IRA Series	1,661	12,958	24,250	30,807	—

M&E – 1.65% IRA Series	54,537	153,420	192,421	299,818	—

M&E – 1.70% IRA Series	—	11,307	3,568	7,896	—

M&E – 1.75% IRA Series	—	27,803	27,147	19,023	—

Accumulation unit value:
M&E – 1.25% IRA Series	$9.812197	$12.402413	$9.933989	$10.853073	$—

M&E – 1.30% IRA Annuity	$—	$16.155584	$14.512939	$10.699481	$12.689754

M&E – 1.35% IRA Series	$9.760819	$12.337456	$9.881995	$10.796214	$—

M&E – 1.45% IRA Series	$9.709708	$12.272836	$9.830267	$10.739652	$—

M&E – 1.55% IRA Series	$9.658872	$12.208553	$9.778815	$10.683389	$—

M&E – 1.60% IRA Series	$9.633546	$12.176541	$9.753193	$10.655374	$—

M&E – 1.65% IRA Series	$9.608293	$12.144610	$9.727633	$10.627430	$—

M&E – 1.70% IRA Series	$9.583106	$12.112766	$9.702150	$10.599560	$—

M&E – 1.75% IRA Series	$9.557982	$12.081003	$9.676728	$10.571762	$—

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	MFS® Research		Oppenheimer		Oppenheimer
	International	MFS® Mid Cap	Capital Appreciation	Oppenheimer	Main Street
	Fund	Growth Fund	Fund	Global Fund	Fund®
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	619,110.573	446,055.511	21,709.296	128,745.333	95,143.882

Cost	$6,292,479	$3,378,045	$905,270	$7,787,907	$2,171,880

Investments in mutual funds, Level 1 prices quoted at net asset value	$8,605,637	$3,171,455	$866,852	$6,824,790	$2,676,397
Receivable for units sold	—	—	—	361	308

Total assets	8,605,637	3,171,455	866,852	6,825,151	2,676,705

Liabilities
Payable for units redeemed	2	—	—	—	—

	$8,605,635	$3,171,455	$866,852	$6,825,151	$2,676,705

Net Assets:
Deferred annuity contracts terminable by owners	$8,605,635	$3,171,455	$866,852	$6,825,151	$2,676,705

Total net assets	$8,605,635	$3,171,455	$866,852	$6,825,151	$2,676,705

Accumulation units outstanding:
M&E – 1.25% IRA Series	—	—	18,211	—	3,728

M&E – 1.30% IRA Annuity	452,299	257,742	—	369,214	169,545

M&E – 1.35% IRA Series	—	—	—	—	—

M&E – 1.45% IRA Series	—	—	10,937	—	5,663

M&E – 1.55% IRA Series	—	—	11,108	—	1,295

M&E – 1.60% IRA Series	—	—	2,068	—	881

M&E – 1.65% IRA Series	—	—	44,152	—	34,385

M&E – 1.70% IRA Series	—	—	—	—	—

M&E – 1.75% IRA Series	—	—	627	—	1,228

Accumulation unit value:
M&E – 1.25% IRA Series	$—	$—	$10.098079	$—	$10.174763

M&E – 1.30% IRA Annuity	$19.026420	$12.304768	$—	$18.485625	$13.006792

M&E – 1.35% IRA Series	$—	$—	$10.045203	$—	$10.121477

M&E – 1.45% IRA Series	$—	$—	$9.992615	$—	$10.068468

M&E – 1.55% IRA Series	$—	$—	$9.940302	$—	$10.015735

M&E – 1.60% IRA Series	$—	$—	$9.914243	$—	$9.989475

M&E – 1.65% IRA Series	$—	$—	$9.888255	$—	$9.963282

M&E – 1.70% IRA Series	$—	$—	$9.862336	$—	$9.937162

M&E – 1.75% IRA Series	$—	$—	$9.836489	$—	$9.911105

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

		Oppenheimer
	Oppenheimer	Quest	PIMCO
	Main Street Small	Opportunity	CommodityRealReturn	PIMCO Low	PIMCO Real
	Cap Fund®	Value Fund	Strategy Fund	Duration Fund	Return Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	64,095.826	120,815.185	2,083,543.311	272,952.862	3,165,324.045

Cost	$1,146,476	$2,646,080	$18,521,281	$2,682,684	$32,728,235

Investments in mutual funds, Level 1 prices quoted at net asset value	$1,063,350	$3,013,131	$17,043,384	$2,808,685	$34,153,846
Receivable for units sold	—	—	—	22	518

Total assets	1,063,350	3,013,131	17,043,384	2,808,707	34,154,364

Liabilities
Payable for units redeemed	—	—	4	—	—

	$1,063,350	$3,013,131	$17,043,380	$2,808,707	$34,154,364

Net Assets:
Deferred annuity contracts terminable by owners	$1,063,350	$3,013,131	$17,043,380	$2,808,707	$34,154,364

Total net assets	$1,063,350	$3,013,131	$17,043,380	$2,808,707	$34,154,364

Accumulation units outstanding:
M&E – 1.25% IRA Series	11,301	—	272,108	37,400	330,591

M&E – 1.30% IRA Annuity	—	205,095	—	—	—

M&E – 1.35% IRA Series	7,166	—	109,212	36,353	227,943

M&E – 1.45% IRA Series	23,128	—	583,588	58,106	917,101

M&E – 1.55% IRA Series	1,888	—	171,901	32,250	447,363

M&E – 1.60% IRA Series	10,600	—	84,600	11,744	84,805

M&E – 1.65% IRA Series	39,872	—	397,120	49,496	668,436

M&E – 1.70% IRA Series	550	—	22,063	2,040	42,189

M&E – 1.75% IRA Series	1,338	—	50,128	20,693	155,928

Accumulation unit value:
M&E – 1.25% IRA Series	$11.256325	$—	$10.207233	$11.399711	$12.042651

M&E – 1.30% IRA Annuity	$—	$14.691402	$—	$—	$—

M&E – 1.35% IRA Series	$11.197429	$—	$10.153722	$11.367401	$11.979567

M&E – 1.45% IRA Series	$11.138850	$—	$10.100492	$11.335181	$11.916809

M&E – 1.55% IRA Series	$11.080569	$—	$10.047544	$11.303051	$11.854385

M&E – 1.60% IRA Series	$11.051549	$—	$10.021177	$11.287026	$11.823296

M&E – 1.65% IRA Series	$11.022601	$—	$9.994874	$11.271020	$11.792290

M&E – 1.70% IRA Series	$10.993731	$—	$9.968644	$11.255037	$11.761364

M&E – 1.75% IRA Series	$10.964933	$—	$9.942483	$11.239078	$11.730518

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	PIMCO Total	Pioneer Emerging		Pioneer High	Pioneer Real
	Return Fund	Markets Fund	Pioneer Fund	Yield Fund	Estate Shares Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	28,266,111.086	593,286.639	29,872.726	1,163,709.516	446,314.063

Cost	$294,446,821	$12,331,458	$1,269,947	$8,910,646	$5,554,781

Investments in mutual funds, Level 1 prices quoted at net asset value	$305,274,000	$15,751,760	$1,067,054	$10,613,031	$7,248,140
Receivable for units sold	1,752	—	—	323	—

Total assets	305,275,752	15,751,760	1,067,054	10,613,354	7,248,140

Liabilities
Payable for units redeemed	—	—	—	—	—

	$305,275,752	$15,751,760	$1,067,054	$10,613,354	$7,248,140

Net Assets:
Deferred annuity contracts terminable by owners	$305,275,752	$15,751,760	$1,067,054	$10,613,354	$7,248,140

Total net assets	$305,275,752	$15,751,760	$1,067,054	$10,613,354	$7,248,140

Accumulation units outstanding:
M&E – 1.25% IRA Series	1,737,133	203,356	20,071	99,665	121,197

M&E – 1.30% IRA Annuity	7,937,604	—	—	—	—

M&E – 1.35% IRA Series	1,216,928	78,180	—	74,209	72,544

M&E – 1.45% IRA Series	4,893,858	440,742	30,597	277,737	318,228

M&E – 1.55% IRA Series	2,531,180	145,425	—	135,954	93,981

M&E – 1.60% IRA Series	378,090	31,790	411	24,074	22,141

M&E – 1.65% IRA Series	3,658,088	400,185	46,135	233,696	218,817

M&E – 1.70% IRA Series	223,501	12,472	2,403	8,950	8,730

M&E – 1.75% IRA Series	564,365	57,651	—	43,442	38,391

Accumulation unit value:
M&E – 1.25% IRA Series	$12.910346	$11.611025	$10.857662	$11.983273	$8.143708

M&E – 1.30% IRA Annuity	$14.056897	$—	$—	$—	$—

M&E – 1.35% IRA Series	$12.842719	$11.566495	$10.800828	$11.920519	$8.128705

M&E – 1.45% IRA Series	$12.775450	$11.522131	$10.744289	$11.858079	$8.113732

M&E – 1.55% IRA Series	$12.708533	$11.477944	$10.688052	$11.795977	$8.098782

M&E – 1.60% IRA Series	$12.675209	$11.455914	$10.660048	$11.765052	$8.091322

M&E – 1.65% IRA Series	$12.641971	$11.433929	$10.632112	$11.734203	$8.083862

M&E – 1.70% IRA Series	$12.608820	$11.411980	$10.604248	$11.703440	$8.076415

M&E – 1.75% IRA Series	$12.575756	$11.390083	$10.576467	$11.672752	$8.068975

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

			Putnam
	Pioneer Growth	The Putnam Fund for	International		Seligman Capital
	Opportunities Fund	Growth and Income	Equity Fund	Putnam Voyager Fund	Fund, Inc.
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	12,563.363	65,645.142	173,348.359	264,307.129	12,947.948

Cost	$266,257	$839,974	$4,718,740	$4,998,158	$247,134

Investments in mutual funds, Level 1 prices quoted at net asset value	$286,570	$786,429	$3,220,813	$5,214,780	$260,124
Receivable for units sold	—	—	—	382	—

Total assets	286,570	786,429	3,220,813	5,215,162	260,124

Liabilities
Payable for units redeemed	—	—	1	—	—

	$286,570	$786,429	$3,220,812	$5,215,162	$260,124

Net Assets:
Deferred annuity contracts terminable by owners	$286,570	$786,429	$3,220,812	$5,215,162	$260,124

Total net assets	$286,570	$786,429	$3,220,812	$5,215,162	$260,124

Accumulation units outstanding:
M&E – 1.25% IRA Series	2,497	—	—	—	475

M&E – 1.30% IRA Annuity	—	62,094	205,987	354,333	—

M&E – 1.35% IRA Series	370	—	—	—	319

M&E – 1.45% IRA Series	6,293	—	—	—	382

M&E – 1.55% IRA Series	—	—	—	—	26,072

M&E – 1.60% IRA Series	7,711	—	—	—	—

M&E – 1.65% IRA Series	7,835	—	—	—	3,818

M&E – 1.70% IRA Series	—	—	—	—	—

M&E – 1.75% IRA Series	609	—	—	—	333

Accumulation unit value:
M&E – 1.25% IRA Series	$11.334328	$—	$—	$—	$8.357087

M&E – 1.30% IRA Annuity	$—	$12.665060	$15.635964	$14.718231	$—

M&E – 1.35% IRA Series	$11.329611	$—	$—	$—	$8.333358

M&E – 1.45% IRA Series	$11.324897	$—	$—	$—	$8.309705

M&E – 1.55% IRA Series	$11.320188	$—	$—	$—	$8.286118

M&E – 1.60% IRA Series	$11.317833	$—	$—	$—	$8.274349

M&E – 1.65% IRA Series	$11.315480	$—	$—	$—	$8.262599

M&E – 1.70% IRA Series	$11.313125	$—	$—	$—	$8.250868

M&E – 1.75% IRA Series	$11.310777	$—	$—	$—	$8.239151

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	Seligman
	Smaller-Cap Value	Templeton Foreign	Templeton Growth		Transamerica Growth
	Fund	Fund	Fund, Inc.	Transamerica Equity	Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	191,353.676	3,970,114.059	549,504.431	—	1,648.238

Cost	$3,023,131	$27,723,500	$12,120,052	$—	$10,082

Investments in mutual funds, Level 1 prices quoted at net asset value	$2,409,143	$26,004,247	$9,237,170	$—	$13,697
Receivable for units sold	—	—	—	—	—

Total assets	2,409,143	26,004,247	9,237,170	—	13,697

Liabilities
Payable for units redeemed	—	—	2	—	—

	$2,409,143	$26,004,247	$9,237,168	$—	$13,697

Net Assets:
Deferred annuity contracts terminable by owners	$2,409,143	$26,004,247	$9,237,168	$—	$13,697

Total net assets	$2,409,143	$26,004,247	$9,237,168	$—	$13,697

Accumulation units outstanding:
M&E – 1.25% IRA Series	—	114,895	57,041	—	—

M&E – 1.30% IRA Annuity	134,686	942,608	344,496	—	—

M&E – 1.35% IRA Series	—	34,323	4,143	—	—

M&E – 1.45% IRA Series	—	226,769	147,794	—	—

M&E – 1.55% IRA Series	—	42,756	4,912	—	1,222

M&E – 1.60% IRA Series	—	11,647	6,635	—	—

M&E – 1.65% IRA Series	—	170,527	156,693	—	—

M&E – 1.70% IRA Series	—	10,305	—	—	—

M&E – 1.75% IRA Series	—	33,583	15,765	—	309

Accumulation unit value:
M&E – 1.25% IRA Series	$—	$13.414321	$10.465854	$7.944464	$9.003372

M&E – 1.30% IRA Annuity	$17.887106	$18.526261	$15.039557	$—	$—

M&E – 1.35% IRA Series	$—	$13.344108	$10.411067	$7.929863	$8.986828

M&E – 1.45% IRA Series	$—	$13.274279	$10.356564	$7.915290	$8.970317

M&E – 1.55% IRA Series	$—	$13.204802	$10.302343	$7.900745	$8.953836

M&E – 1.60% IRA Series	$—	$13.170209	$10.275344	$7.893481	$8.945607

M&E – 1.65% IRA Series	$—	$13.135698	$10.248408	$7.886226	$8.937385

M&E – 1.70% IRA Series	$—	$13.101282	$10.221556	$7.878981	$8.929175

M&E – 1.75% IRA Series	$—	$13.066956	$10.194772	$7.871737	$8.920971

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	Transamerica	Transamerica	Van Kampen Comstock	Van Kampen Equity	Van Kampen Mid Cap
	Small/Mid Cap Value	Flexible Income RTL	Fund	and Income Fund	Growth Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	64,424.550	30,103.517	1,131,265.312	1,011,302.921	139,160.176

Cost	$850,971	$252,702	$17,462,483	$8,119,594	$2,685,425

Investments in mutual funds, Level 1 prices quoted at net asset value	$1,063,649	$254,676	$15,622,774	$7,878,050	$3,252,173
Receivable for units sold	—	—	—	—	—

Total assets	1,063,649	254,676	15,622,774	7,878,050	3,252,173

Liabilities
Payable for units redeemed	—	—	1	—	—

	$1,063,649	$254,676	$15,622,773	$7,878,050	$3,252,173

Net Assets:
Deferred annuity contracts terminable by owners	$1,063,649	$254,676	$15,622,773	$7,878,050	$3,252,173

Total net assets	$1,063,649	$254,676	$15,622,773	$7,878,050	$3,252,173

Accumulation units outstanding:
M&E – 1.25% IRA Series	5,587	26,016	87,474	—	—

M&E – 1.30% IRA Annuity	—	—	702,303	514,196	341,329

M&E – 1.35% IRA Series	21,722	79,377	5,209	—	—

M&E – 1.45% IRA Series	16,011	20,578	212,212	—	—

M&E – 1.55% IRA Series	52,134	103,801	20,017	—	—

M&E – 1.60% IRA Series	5,186	—	6,194	—	—

M&E – 1.65% IRA Series	9,921	9,132	130,287	—	—

M&E – 1.70% IRA Series	738	6,950	2,737	—	—

M&E – 1.75% IRA Series	8,587	4,575	407	—	—

Accumulation unit value:
M&E – 1.25% IRA Series	$8.914964	$1.017234	$10.089199	$—	$—

M&E – 1.30% IRA Annuity	$—	$—	$15.649935	$15.321102	$9.527973

M&E – 1.35% IRA Series	$8.898573	$1.017105	$10.036335	$—	$—

M&E – 1.45% IRA Series	$8.882214	$1.016968	$9.983747	$—	$—

M&E – 1.55% IRA Series	$8.865889	$1.016831	$9.931433	$—	$—

M&E – 1.60% IRA Series	$8.857738	$1.016767	$9.905380	$—	$—

M&E – 1.65% IRA Series	$8.849596	$1.016700	$9.879395	$—	$—

M&E – 1.70% IRA Series	$8.841458	$1.016631	$9.853480	$—	$—

M&E – 1.75% IRA Series	$8.833330	$1.016566	$9.827633	$—	$—

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	AIM Basic Value	AIM Mid Cap Core	AIM Constellation
	Fund	Equity Fund	Fund	AIM Charter Fund
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$4,943	$12,001	$2,718	$60,109
Expenses:
Administrative, mortality and expense risk charges	3,499	123,183	10,460	529,990

Net investment income (loss)	1,444	(111,182)	(7,742)	(469,881)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	35,493	1,440,922	195,443	100,913,799
Cost of investments sold	64,542	1,932,176	216,076	95,935,078

Net realized capital gains (losses) on investments	(29,049)	(491,254)	(20,633)	4,978,721

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(184,770)	(928,205)	(254,206)	(609,958)
End of period	(61,238)	2,591,426	(63,621)	1,594,310

Net change in unrealized appreciation/depreciation of investments	123,532	3,519,631	190,585	2,204,268

Net realized and unrealized capital gains (losses) on investments	94,483	3,028,377	169,952	7,182,989

Increase (decrease) in net assets from operations	$95,927	$2,917,195	$162,210	$6,713,108

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein
	Growth and	Large Cap Growth	International	Small/Mid Cap
	Income Fund, Inc.	Fund, Inc.	Value Fund	Value Fund
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$23,456	$—	$41,220	$6,099
Expenses:
Administrative, mortality and expense risk charges	112,792	115,204	43,916	43,957

Net investment income (loss)	(89,336)	(115,204)	(2,696)	(37,858)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	29,141,555	8,719,291	802,964	5,123,058
Cost of investments sold	27,046,248	8,376,604	1,558,386	9,277,463

Net realized capital gains (losses) on investments	2,095,307	342,687	(755,422)	(4,154,405)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,357,976)	(696,998)	(2,103,672)	(3,812,340)
End of period	449,672	2,789,205	(457,072)	379,952

Net change in unrealized appreciation/depreciation of investments	1,807,648	3,486,203	1,646,600	4,192,292

Net realized and unrealized capital gains (losses) on investments	3,902,955	3,828,890	891,178	37,887

Increase (decrease) in net assets from operations	$3,813,619	$3,713,686	$888,482	$29

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	AllianceBernstein	Allianz CCM Capital	Allianz NFJ	Allianz NFJ Small
	Value Fund	Appreciation Fund	Dividend Value Fund	-Cap Value Fund
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$9,504	$127	$133,257	$335,678
Expenses:
Administrative, mortality and expense risk charges	7,483	804	50,954	255,298

Net investment income (loss)	2,021	(677)	82,303	80,380

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	64,713	4,224	837,739	12,935,709
Cost of investments sold	120,728	5,821	1,351,233	19,937,967

Net realized capital gains (losses) on investments	(56,015)	(1,597)	(513,494)	(7,002,258)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(382,878)	(14,514)	(1,159,392)	(8,724,172)
End of period	(235,706)	(1,499)	(83,347)	2,301,838

Net change in unrealized appreciation/depreciation of investments	147,172	13,015	1,076,045	11,026,010

Net realized and unrealized capital gains (losses) on investments	91,157	11,418	562,551	4,023,752

Increase (decrease) in net assets from operations	$93,178	$10,741	$644,854	$4,104,132

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

		American Century		American Funds
	Allianz OCC	Equity Income	American Century	Bond Fund of
	Renaissance Fund	Fund	Ultra® Fund	America
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$64,511	$173,549	$173	$4,418,889
Expenses:
Administrative, mortality and expense risk charges	53,170	83,620	1,028	1,353,049

Net investment income (loss)	11,341	89,929	(855)	3,065,840

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	883,368	4,786,705	1,624	40,134,090
Cost of investments sold	1,791,265	5,919,095	2,936	47,840,246

Net realized capital gains (losses) on investments	(907,897)	(1,132,390)	(1,312)	(7,706,156)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,610,046)	(1,101,130)	(54,661)	(16,858,848)
End of period	(1,558,917)	478,919	(32,461)	(774,160)

Net change in unrealized appreciation/depreciation of investments	2,051,129	1,580,049	22,200	16,084,688

Net realized and unrealized capital gains (losses) on investments	1,143,232	447,659	20,888	8,378,532

Increase (decrease) in net assets from operations	$1,154,573	$537,588	$20,033	$11,444,372

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

				American Funds
	American Funds	American Funds	American Funds	Investment
	EuroPacific	Growth Fund of	Income Fund of	Company of
	Growth Fund	America	America	America
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$1,810,270	$1,174,400	$2,811,729	$1,911,227
Expenses:
Administrative, mortality and expense risk charges	1,213,628	1,911,557	754,944	1,011,820

Net investment income (loss)	596,642	(737,157)	2,056,785	899,407

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	21,288,010	51,303,060	10,490,090	11,410,690
Cost of investments sold	29,866,854	77,681,972	14,856,496	15,811,612

Net realized capital gains (losses) on investments	(8,578,844)	(26,378,912)	(4,366,406)	(4,400,922)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(40,442,823)	(63,322,788)	(27,047,393)	(35,628,625)
End of period	(7,201,931)	243,040	(13,062,393)	(14,618,559)

Net change in unrealized appreciation/depreciation of investments	33,240,892	63,565,828	13,985,000	21,010,066

Net realized and unrealized capital gains (losses) on investments	24,662,048	37,186,916	9,618,594	16,609,144

Increase (decrease) in net assets from operations	$25,258,690	$36,449,759	$11,675,379	$17,508,551

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

				BlackRock
	BlackRock Basic	BlackRock Total	BlackRock High	Fundamental
	Value Fund, Inc.	Return Fund	Income Fund	Growth Fund, Inc.
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$2,089,496	$499,610	$32,087	$333,195
Expenses:
Administrative, mortality and expense risk charges	795,381	130,048	5,664	795,637

Net investment income (loss)	1,294,115	369,562	26,423	(462,442)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	20,320	—	—
Proceeds from sales	79,495,646	3,033,316	98,312	26,079,207
Cost of investments sold	78,271,377	3,439,924	99,145	34,304,380

Net realized capital gains (losses) on investments	1,224,269	(386,288)	(833)	(8,225,173)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(12,703,424)	(1,375,205)	(51,132)	(17,639,193)
End of period	1,451,843	(35,952)	82,143	7,348,574

Net change in unrealized appreciation/depreciation of investments	14,155,267	1,339,253	133,275	24,987,767

Net realized and unrealized capital gains (losses) on investments	15,379,536	952,965	132,442	16,762,594

Increase (decrease) in net assets from operations	$16,673,651	$1,322,527	$158,865	$16,300,152

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	BlackRock Global	BlackRock		BlackRock
	SmallCap Fund,	International	BlackRock Small	Government
	Inc.	Index Fund	Cap Index Fund	Income Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$10,859	$464	$2,620,600
Expenses:
Administrative, mortality and expense risk charges	14,907	6,760	1,660	786,877

Net investment income (loss)	(14,907)	4,099	(1,196)	1,833,723

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	26,623
Proceeds from sales	158,654	48,185	75,021	41,829,851
Cost of investments sold	222,498	84,073	148,858	42,504,817

Net realized capital gains (losses) on investments	(63,844)	(35,888)	(73,837)	(648,343)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(713,769)	(328,987)	(132,744)	603,213
End of period	(336,257)	(192,669)	(37,215)	(1,817,883)

Net change in unrealized appreciation/depreciation of investments	377,512	136,318	95,529	(2,421,096)

Net realized and unrealized capital gains (losses) on investments	313,668	100,430	21,692	(3,069,439)

Increase (decrease) in net assets from operations	$298,761	$104,529	$20,496	$(1,235,716)

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	BlackRock	BlackRock Global	BlackRock
	International	Allocation Fund,	Global Growth	BlackRock S&P
	Value Fund	Inc.	Fund, Inc.	500 Index Fund
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$22,159	$3,240,290	$14,859	$204,540
Expenses:
Administrative, mortality and expense risk charges	11,498	2,031,606	8,558	168,142

Net investment income (loss)	10,661	1,208,684	6,301	36,398

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	177,461	28,496,672	213,747	4,979,112
Cost of investments sold	309,072	32,464,584	219,093	6,989,937

Net realized capital gains (losses) on investments	(131,611)	(3,967,912)	(5,346)	(2,010,825)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(376,000)	(29,006,901)	(32,931)	(5,512,501)
End of period	(67,840)	1,785,759	176,941	(777,702)

Net change in unrealized appreciation/depreciation of investments	308,160	30,792,660	209,872	4,734,799

Net realized and unrealized capital gains (losses) on investments	176,549	26,824,748	204,526	2,723,974

Increase (decrease) in net assets from operations	$187,210	$28,033,432	$210,827	$2,760,372

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	BlackRock Short-	BlackRock Large	BlackRock Large	BlackRock Large
	Term Bond Fund	Cap Core Fund	Cap Growth Fund	Cap Value Fund
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$11,361	$76,762	$108,069	$45,616
Expenses:
Administrative, mortality and expense risk charges	4,729	97,027	587,224	70,276

Net investment income (loss)	6,632	(20,265)	(479,155)	(24,660)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	73,622	1,242,482	16,282,480	814,225
Cost of investments sold	81,156	1,809,769	13,376,294	1,239,196

Net realized capital gains (losses) on investments	(7,534)	(567,287)	2,906,186	(424,971)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(40,133)	(3,412,373)	(999,955)	(2,635,965)
End of period	(5,441)	(1,621,108)	11,798,098	(1,551,293)

Net change in unrealized appreciation/depreciation of investments	34,692	1,791,265	12,798,053	1,084,672

Net realized and unrealized capital gains (losses) on investments	27,158	1,223,978	15,704,239	659,701

Increase (decrease) in net assets from operations	$33,790	$1,203,713	$15,225,084	$635,041

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	BlackRock	Cohen & Steers
	Value Opportunities	Realty Income Fund,		Columbia Acorn
	Fund, Inc.	Inc.	Columbia Acorn USA	International
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$11,596	$23,721	$—	$19,902
Expenses:
Administrative, mortality and expense risk charges	121,075	9,425	169,613	20,923

Net investment income (loss)	(109,479)	14,296	(169,613)	(1,021)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,889,696	117,543	5,094,227	403,830
Cost of investments sold	3,758,411	209,592	6,460,404	596,968

Net realized capital gains (losses) on investments	(1,868,715)	(92,049)	(1,366,177)	(193,138)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(8,628,860)	(425,526)	(2,552,506)	(574,244)
End of period	(4,439,121)	(149,218)	3,006,726	187,992

Net change in unrealized appreciation/depreciation of investments	4,189,739	276,308	5,559,232	762,236

Net realized and unrealized capital gains (losses) on investments	2,321,024	184,259	4,193,055	569,098

Increase (decrease) in net assets from operations	$2,211,545	$198,555	$4,023,442	$568,077

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

				Dreyfus
	Columbia Marsico	Davis New York		Appreciation Fund,
	Growth Fund	Venture Fund, Inc.	Delaware Trend Fund®	Inc.
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$208,586	$574,101	$—	$51,419
Expenses:
Administrative, mortality and expense risk charges	554,812	767,621	68,499	233,501

Net investment income (loss)	(346,226)	(193,520)	(68,499)	(182,082)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	60,477,159	25,434,742	1,238,600	34,298,585
Cost of investments sold	74,283,346	32,256,297	2,248,170	47,475,762

Net realized capital gains (losses) on investments	(13,806,187)	(6,821,555)	(1,009,570)	(13,177,177)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(22,064,305)	(19,962,413)	(4,466,951)	(13,721,575)
End of period	1,069,872	3,725,657	(1,172,855)	324,431

Net change in unrealized appreciation/depreciation of investments	23,134,177	23,688,070	3,294,096	14,046,006

Net realized and unrealized capital gains (losses) on investments	9,327,990	16,866,515	2,284,526	868,829

Increase (decrease) in net assets from operations	$8,981,764	$16,672,995	$2,216,027	$686,747

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

		Eaton Vance
	Eaton Vance	Large-Cap Value	Federated Capital	Federated Kaufmann
	Floating-Rate Fund	Fund	Appreciation Fund	Fund
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$80,860	$327,520	$296,434	$22,309
Expenses:
Administrative, mortality and expense risk charges	23,625	361,190	524,524	155,644

Net investment income (loss)	57,235	(33,670)	(228,090)	(133,335)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	294,849	2,292,546	6,280,494	1,628,758
Cost of investments sold	353,044	3,322,070	8,349,554	2,526,204

Net realized capital gains (losses) on investments	(58,195)	(1,029,524)	(2,069,060)	(897,446)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(489,388)	(5,876,854)	(9,986,019)	(5,717,858)
End of period	26,174	823,743	(2,350,867)	(1,939,669)

Net change in unrealized appreciation/depreciation of investments	515,562	6,700,597	7,635,152	3,778,189

Net realized and unrealized capital gains (losses) on investments	457,367	5,671,073	5,566,092	2,880,743

Increase (decrease) in net assets from operations	$514,602	$5,637,403	$5,338,002	$2,747,408

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Fidelity Advisor	Fidelity Advisor	Fidelity Advisor
	Equity Growth Fund	Mid Cap Growth Fund	Overseas Fund	Janus Forty Fund
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$5,897	$53,629	$—
Expenses:
Administrative, mortality and expense risk charges	161,051	20,678	45,388	557,130

Net investment income (loss)	(161,051)	(14,781)	8,241	(557,130)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	556	7,553	—
Proceeds from sales	34,410,140	276,287	1,187,283	14,779,107
Cost of investments sold	52,984,118	491,653	1,736,660	18,035,158

Net realized capital gains (losses) on investments	(18,573,978)	(214,810)	(541,824)	(3,256,051)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(17,599,722)	(1,596,755)	(1,231,499)	(12,783,933)
End of period	(29,677)	(787,186)	78,317	2,810,389

Net change in unrealized appreciation/depreciation of investments	17,570,045	809,569	1,309,816	15,594,322

Net realized and unrealized capital gains (losses) on investments	(1,003,933)	594,759	767,992	12,338,271

Increase (decrease) in net assets from operations	$(1,164,984)	$579,978	$776,233	$11,781,141

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

				Lord Abbett
		JPMorgan Multi-Cap	JPMorgan Small Cap	Affiliated Fund,
	Janus Enterprise Fund	Market Neutral Fund	Growth Fund	Inc.
	Subaccount(1)	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$52,629
Expenses:
Administrative, mortality and expense risk charges	62,592	10,605	9,789	221,918

Net investment income (loss)	(62,592)	(10,605)	(9,789)	(169,289)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	906,731	115,085	89,973	31,946,663
Cost of investments sold	753,734	119,950	143,581	34,440,135

Net realized capital gains (losses) on investments	152,997	(4,865)	(53,608)	(2,493,472)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(13,127)	(224,610)	(7,202,974)
End of period	1,874,341	(12,140)	66,916	252,571

Net change in unrealized appreciation/depreciation of investments	1,874,341	987	291,526	7,455,545

Net realized and unrealized capital gains (losses) on investments	2,027,338	(3,878)	237,918	4,962,073

Increase (decrease) in net assets from operations	$1,964,746	$(14,483)	$228,129	$4,792,784

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Lord Abbett
	Bond-Debenture	Lord Abbett Mid-Cap	Ready Assets Prime	MFS® Core Growth
	Fund, Inc.	Value Fund, Inc.	Money Fund	Fund
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$1,375,708	$130,970	$116,894	$689
Expenses:
Administrative, mortality and expense risk charges	243,354	286,618	553,109	96,045

Net investment income (loss)	1,132,354	(155,648)	(436,215)	(95,356)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	130	—
Proceeds from sales	3,062,987	3,956,271	93,489,002	20,018,466
Cost of investments sold	3,578,109	7,984,245	93,489,136	20,269,432

Net realized capital gains (losses) on investments	(515,122)	(4,027,974)	(4)	(250,966)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(4,860,107)	(19,066,379)	(14)	(1,913,107)
End of period	(276,381)	(9,907,904)	(1)	570,311

Net change in unrealized appreciation/depreciation of investments	4,583,726	9,158,475	13	2,483,418

Net realized and unrealized capital gains (losses) on investments	4,068,604	5,130,501	9	2,232,452

Increase (decrease) in net assets from operations	$5,200,958	$4,974,853	$(436,206)	$2,137,096

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	MFS® Research	MFS® Mid Cap Growth	Oppenheimer Capital	Oppenheimer Global
	International Fund	Fund	Appreciation Fund	Fund
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$110,465	$—	$—	$23,377
Expenses:
Administrative, mortality and expense risk charges	109,458	39,265	10,472	50,790

Net investment income (loss)	1,007	(39,265)	(10,472)	(27,413)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	9,005,248	1,052,805	169,367	1,128,301
Cost of investments sold	9,922,255	1,445,766	242,017	2,013,278

Net realized capital gains (losses) on investments	(917,007)	(392,961)	(72,650)	(884,977)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,763,766)	(1,665,255)	(360,978)	(3,079,011)
End of period	2,313,158	(206,590)	(38,418)	(963,117)

Net change in unrealized appreciation/depreciation of investments	4,076,924	1,458,665	322,560	2,115,894

Net realized and unrealized capital gains (losses) on investments	3,159,917	1,065,704	249,910	1,230,917

Increase (decrease) in net assets from operations	$3,160,924	$1,026,439	$239,438	$1,203,504

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

				PIMCO
		Oppenheimer Main	Oppenheimer Quest	CommodityReal
	Oppenheimer Main	Street Small Cap	Opportunity Value	Return Strategy
	Street Fund®	Fund®	Fund	Fund
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$25,634	$2,170	$—	$998,328
Expenses:
Administrative, mortality and expense risk charges	49,564	12,425	164,354	226,823

Net investment income (loss)	(23,930)	(10,255)	(164,354)	771,505

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	207,388
Proceeds from sales	5,451,655	233,118	21,233,589	5,916,360
Cost of investments sold	6,125,200	473,125	19,755,064	12,280,416

Net realized capital gains (losses) on investments	(673,545)	(240,007)	1,478,525	(6,156,668)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,568,246)	(550,725)	(420,795)	(11,848,794)
End of period	504,517	(83,126)	367,051	(1,477,897)

Net change in unrealized appreciation/depreciation of investments	2,072,763	467,599	787,846	10,370,897

Net realized and unrealized capital gains (losses) on investments	1,399,218	227,592	2,266,371	4,214,229

Increase (decrease) in net assets from operations	$1,375,288	$217,337	$2,102,017	$4,985,734

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	PIMCO Low	PIMCO Real Return	PIMCO Total Return	Pioneer Emerging
	Duration Fund	Fund	Fund	Markets Fund
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$57,546	$1,288,731	$15,442,719	$22,561
Expenses:
Administrative, mortality and expense risk charges	28,624	544,673	4,222,085	133,177

Net investment income (loss)	28,922	744,058	11,220,634	(110,616)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,397	—	3,072,796	—
Proceeds from sales	531,005	20,157,109	124,846,988	3,561,470
Cost of investments sold	538,326	21,168,856	125,258,625	4,784,972

Net realized capital gains (losses) on investments	(4,924)	(1,011,747)	2,661,159	(1,223,502)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(49,656)	(4,651,971)	(8,093,166)	(2,426,311)
End of period	126,001	1,425,611	10,827,179	3,420,302

Net change in unrealized appreciation/depreciation of investments	175,657	6,077,582	18,920,345	5,846,613

Net realized and unrealized capital gains (losses) on investments	170,733	5,065,835	21,581,504	4,623,111

Increase (decrease) in net assets from operations	$199,655	$5,809,893	$32,802,138	$4,512,495

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

		Pioneer High Yield	Pioneer Real Estate	Pioneer Growth
	Pioneer Fund	Fund	Shares Fund	Opportunities Fund
	Subaccount	Subaccount	Subaccount	Subaccount(1)
Net investment income (loss)
Income:
Dividends	$12,371	$391,256	$233,219	$—
Expenses:
Administrative, mortality and expense risk charges	14,462	93,412	91,639	1,537

Net investment income (loss)	(2,091)	297,844	141,580	(1,537)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	217,474	3,702,390	2,695,773	43,241
Cost of investments sold	348,515	3,647,277	3,889,782	41,352

Net realized capital gains (losses) on investments	(131,041)	55,113	(1,194,009)	1,889

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(528,958)	(707,840)	(1,953,784)	—
End of period	(202,893)	1,702,385	1,693,359	20,313

Net change in unrealized appreciation/depreciation of investments	326,065	2,410,225	3,647,143	20,313

Net realized and unrealized capital gains (losses) on investments	195,024	2,465,338	2,453,134	22,202

Increase (decrease) in net assets from operations	$192,933	$2,763,182	$2,594,714	$20,665

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	The Putnam	Putnam
	Fund for Growth and	International		Seligman Capital
	Income	Equity Fund	Putnam Voyager Fund	Fund, Inc.
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$5,471	$72,987	$724,355	$—
Expenses:
Administrative, mortality and expense risk charges	5,522	37,448	485,528	1,561

Net investment income (loss)	(51)	35,539	238,827	(1,561)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	117,682	593,314	75,625,915	13,048
Cost of investments sold	220,746	976,818	57,624,550	16,634

Net realized capital gains (losses) on investments	(103,064)	(383,504)	18,001,365	(3,586)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(251,574)	(2,476,053)	(248,704)	(22,970)
End of period	(53,545)	(1,497,927)	216,622	12,990

Net change in unrealized appreciation/depreciation of investments	198,029	978,126	465,326	35,960

Net realized and unrealized capital gains (losses) on investments	94,965	594,622	18,466,691	32,374

Increase (decrease) in net assets from operations	$94,914	$630,161	$18,705,518	$30,813

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Seligman
	Smaller-Cap Value	Templeton Foreign	Templeton Growth
	Fund	Fund	Fund, Inc.	Transamerica Equity
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$345,539	$140,187	$—
Expenses:
Administrative, mortality and expense risk charges	27,523	287,683	113,665	—

Net investment income (loss)	(27,523)	57,856	26,522	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	527,397	7,702,917	1,350,866	—
Cost of investments sold	945,511	17,560,008	2,238,135	—

Net realized capital gains (losses) on investments	(418,114)	(9,857,091)	(887,269)	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,696,223)	(20,132,577)	(5,941,938)	—
End of period	(613,988)	(1,719,252)	(2,882,883)	—

Net change in unrealized appreciation/depreciation of investments	1,082,235	18,413,325	3,059,055	—

Net realized and unrealized capital gains (losses) on investments	664,121	8,556,234	2,171,786	—

Increase (decrease) in net assets from operations	$636,598	$8,614,090	$2,198,308	$—

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Transamerica
	Growth	Transamerica	Transamerica Flexible	Van Kampen Comstock
	Opportunities	Small/Mid Cap Value	Income RTL	Fund
	Subaccount	Subaccount	Subaccount(1)	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$2,204	$177,177
Expenses:
Administrative, mortality and expense risk charges	160	9,723	458	154,956

Net investment income (loss)	(160)	(9,723)	1,746	22,221

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	4,480	166,490	1,340	1,947,721
Cost of investments sold	3,383	135,288	1,332	2,822,107

Net realized capital gains (losses) on investments	1,097	31,202	8	(874,386)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	2,539	—	(5,598,480)
End of period	3,615	212,678	1,974	(1,839,709)

Net change in unrealized appreciation/depreciation of investments	3,615	210,139	1,974	3,758,771

Net realized and unrealized capital gains (losses) on investments	4,712	241,341	1,982	2,884,385

Increase (decrease) in net assets from operations	$4,552	$231,618	$3,728	$2,906,606

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Van Kampen
	Equity and Income	Van Kampen Mid Cap
	Fund	Growth Fund
	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$132,855	$—
Expenses:
Administrative, mortality and expense risk charges	80,062	34,047

Net investment income (loss)	52,793	(34,047)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—
Proceeds from sales	1,580,277	755,000
Cost of investments sold	2,147,094	774,317

Net realized capital gains (losses) on investments	(566,817)	(19,317)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,989,965)	(651,521)
End of period	(241,544)	566,748

Net change in unrealized appreciation/depreciation of investments	1,748,421	1,218,269

Net realized and unrealized capital gains (losses) on investments	1,181,604	1,198,952

Increase (decrease) in net assets from operations	$1,234,397	$1,164,905

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	AIM Basic Value Fund		AIM Mid Cap Core Equity Fund		AIM Constellation Fund
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$1,444	$(3,886)	$(111,182)	$(10,205)	$(7,742)	$(14,050)
Net realized capital gains (losses) on investments	(29,049)	(29,350)	(491,254)	(29,326)	(20,633)	28,662
Net change in unrealized appreciation/ depreciation of investments	123,532	(141,997)	3,519,631	(615,425)	190,585	(591,010)

Increase (decrease) in net assets from operations	95,927	(175,233)	2,917,195	(654,956)	162,210	(576,398)

Contract transactions
Net contract purchase payments	6,876	4,500	203,256	62,731	—	—
Transfer payments from (to) other subaccounts or general account	136,783	(11,043)	11,006,520	680,065	(2,911)	(120,285)
Contract terminations, withdrawals, and other deductions	(1,200)	(74,284)	(313,315)	(35,921)	(31,030)	(63,913)
Contract maintenance charges	(2,771)	(1,873)	(84,217)	(12,531)	(4,475)	(4,620)

Increase (decrease) in net assets from contract transactions	139,688	(82,700)	10,812,244	694,344	(38,416)	(188,818)

Net increase (decrease) in net assets	235,615	(257,933)	13,729,439	39,388	123,794	(765,216)

Net assets:
Beginning of the period	147,443	405,376	1,987,232	1,947,844	729,653	1,494,869

End of the period	$383,058	$147,443	$15,716,671	$1,987,232	$853,447	$729,653

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	AIM Charter Fund		AllianceBernstein Growth and Income Fund, Inc.		AllianceBernstein Large Cap Growth Fund, Inc.
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(469,881)	$19,149	$(89,336)	$1,637	$(115,204)	$(58,422)
Net realized capital gains (losses) on investments	4,978,721	(17,157)	2,095,307	(123,031)	342,687	(1,439,257)
Net change in unrealized appreciation/depreciation of investments	2,204,268	(668,697)	1,807,648	(1,203,422)	3,486,203	(928,956)

Increase (decrease) in net assets from operations	6,713,108	(666,705)	3,813,619	(1,324,816)	3,713,686	(2,426,635)

Contract transactions
Net contract purchase payments	59,712	13,950	8,964	11,898	13,131	2,490
Transfer payments from (to) other subaccounts or general account	(63,376,476)	73,443,125	(2,213,862)	(35,895)	92,000,784	(9,436,517)
Contract terminations, withdrawals, and other deductions	(2,386,518)	(36,532)	(437,620)	(128,406)	(516,905)	(344,280)
Contract maintenance charges	(135,478)	(99,920)	(44,635)	(10,859)	(144,876)	(7,959)

Increase (decrease) in net assets from contract transactions	(65,838,760)	73,320,623	(2,687,153)	(163,262)	91,352,134	(9,786,266)

Net increase (decrease) in net assets	(59,125,652)	72,653,918	1,126,466	(1,488,078)	95,065,820	(12,212,901)

Net assets:
Beginning of the period	73,125,628	471,711	1,816,086	3,304,164	1,599,080	13,811,981

End of the period	$13,999,976	$73,125,628	$2,942,552	$1,816,086	$96,664,900	$1,599,080

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	AllianceBernstein International Value Fund		AllianceBernstein Small/Mid Cap Value Fund		AllianceBernstein Value Fund
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(2,696)	$(46,201)	$(37,858)	$(69,718)	$2,021	$5,759
Net realized capital gains (losses) on investments	(755,422)	(250,352)	(4,154,405)	(428,386)	(56,015)	(49,243)
Net change in unrealized appreciation/depreciation of investments	1,646,600	(1,851,202)	4,192,292	(2,857,356)	147,172	(292,348)

Increase (decrease) in net assets from operations	888,482	(2,147,755)	29	(3,355,460)	93,178	(335,832)

Contract transactions
Net contract purchase payments	33,669	3,515	10,079	89,831	91,660	(731)
Transfer payments from (to) other subaccounts or general account	3,875	1,626,935	(4,552,555)	1,575,713	57,477	66,248
Contract terminations, withdrawals,						.
and other deductions	(107,274)	(53,029)	(108,294)	(531,520)	(5,904)	(61,629)
Contract maintenance charges	(32,639)	(20,844)	(33,539)	(50,066)	(5,904)	(3,942)

Increase (decrease) in net assets from contract transactions	(102,369)	1,556,577	(4,684,309)	1,083,958	137,329	(54)

Net increase (decrease) in net assets	786,113	(591,178)	(4,684,280)	(2,271,502)	230,507	(335,886)
Net assets:
Beginning of the period	2,533,174	3,124,352	6,765,917	9,037,419	458,700	794,586

End of the period	$3,319,287	$2,533,174	$2,081,637	$6,765,917	$689,207	$458,700

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Allianz CCM Capita l Appreciation Fund		Allianz NFJ Dividend Value Fund		Allianz NFJ Small-Cap Value Fund
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(677)	$(1,077)	$82,303	$33,306	$80,380	$8,646
Net realized capital gains (losses) on investments	(1,597)	(14,631)	(513,494)	6,447	(7,002,258)	977,227
Net change in unrealized appreciation/depreciation of investments	13,015	(13,875)	1,076,045	(1,044,335)	11,026,010	(7,683,933)

Increase (decrease) in net assets from operations	10,741	(29,583)	644,854	(1,004,582)	4,104,132	(6,698,060)

Contract transactions
Net contract purchase payments	—	824	69,224	21,279	234,170	89,929
Transfer payments from (to) other subaccounts or general account	8,411	69,546	1,284,299	1,606,767	(5,241,992)	3,327,328
Contract terminations, withdrawals, and other deductions	(2,391)	(2,592)	(90,940)	(21,913)	(781,275)	(2,199,691)
Contract maintenance charges	(561)	(677)	(34,846)	(14,748)	(121,476)	(104,560)

Increase (decrease) in net assets from contract transactions	5,459	67,101	1,227,737	1,591,385	(5,910,573)	1,113,006

Net increase (decrease) in net assets	16,200	37,518	1,872,591	586,803	(1,806,441)	(5,585,054)

Net assets:
Beginning of the period	47,686	10,168	2,271,616	1,684,813	19,660,461	25,245,515

End of the period	$63,886	$47,686	$4,144,207	$2,271,616	$17,854,020	$19,660,461

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Allianz OCC Renaissance Fund		American Century Equity Income Fund		American Century Ultra® Fund
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$11,341	$(7,739)	$89,929	$125,982	$(855)	$(1,144)
Net realized capital gains (losses) on investments	(907,897)	(681,636)	(1,132,390)	(1,615,339)	(1,312)	(2,072)
Net change in unrealized appreciation/depreciation of investments	2,051,129	(2,058,601)	1,580,049	(350,567)	22,200	(43,434)

Increase (decrease) in net assets from operations	1,154,573	(2,747,976)	537,588	(1,839,924)	20,033	(46,650)

Contract transactions
Net contract purchase payments	7,688	9,791	11,010	19,590	—	—
Transfer payments from (to) other subaccounts or general account	(361,526)	(231,048)	(2,761,725)	(3,654,517)	(2)	(5,072)
Contract terminations, withdrawals, and other deductions	(283,422)	(283,730)	(586,653)	(692,760)	—	(194)
Contract maintenance charges	(21,391)	(23,467)	(29,417)	(30,805)	(596)	(445)

Increase (decrease) in net assets from contract transactions	(658,651)	(528,454)	(3,366,785)	(4,358,492)	(598)	(5,711)

Net increase (decrease) in net assets	495,922	(3,276,430)	(2,829,197)	(6,198,416)	19,435	(52,361)

Net assets:
Beginning of the period	3,943,244	7,219,674	7,847,091	14,045,507	61,135	113,496

End of the period	$4,439,166	$3,943,244	$5,017,894	$7,847,091	$80,570	$61,135

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	American Funds Bond Fund		American Funds EuroPacific		American Funds Growth Fund of
	of America		Growth Fund		America
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$3,065,840	$4,928,360	$596,642	$349,805	$(737,157)	$(1,136,806)
Net realized capital gains (losses) on investments	(7,706,156)	(4,371,524)	(8,578,844)	1,913,631	(26,378,912)	(583,362)
Net change in unrealized appreciation/depreciation of investments	16,084,688	(15,574,690)	33,240,892	(47,148,768)	63,565,828	(92,097,526)

Increase (decrease) in net assets from operations	11,444,372	(15,017,854)	25,258,690	(44,885,332)	36,449,759	(93,817,694)

Contract transactions
Net contract purchase payments	1,086,967	888,924	960,556	987,320	668,631	1,488,266
Transfer payments from (to) other subaccounts or general account	(6,856,323)	12,600,980	29,233,033	19,926,206	(32,209,554)	26,872,349
Contract terminations, withdrawals, and other deductions	(6,302,738)	(7,580,245)	(3,481,165)	(4,241,471)	(6,522,119)	(15,056,344)
Contract maintenance charges	(798,502)	(609,487)	(888,242)	(541,355)	(1,066,626)	(1,009,935)

Increase (decrease) in net assets from contract transactions	(12,870,596)	5,300,172	25,824,182	16,130,700	(39,129,668)	12,294,336

Net increase (decrease) in net assets	(1,426,224)	(9,717,682)	51,082,872	(28,754,632)	(2,679,909)	(81,523,358)

Net assets:
Beginning of the period	98,385,049	108,102,731	67,447,841	96,202,473	153,162,512	234,685,870

End of the period	$96,958,825	$98,385,049	$118,530,713	$67,447,841	$150,482,603	$153,162,512

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	American Funds Income Fund of		American Funds Investment
	America		Company of America
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$2,056,785	$2,727,252	$899,407	$1,087,485
Net realized capital gains (losses) on investments	(4,366,406)	(2,616,726)	(4,400,922)	1,240,448
Net change in unrealized appreciation/depreciation of investments	13,985,000	(26,254,570)	21,010,066	(45,395,929)

Increase (decrease) in net assets from operations	11,675,379	(26,144,044)	17,508,551	(43,067,996)

Contract transactions
Net contract purchase payments	233,466	429,231	599,449	773,453
Transfer payments from (to) other subaccounts or general account	(3,063,067)	(5,724,924)	(3,371,978)	(11,831,352)
Contract terminations, withdrawals, and other deductions	(3,221,730)	(5,501,800)	(3,772,999)	(10,234,633)
Contract maintenance charges	(399,530)	(375,080)	(518,052)	(472,667)

Increase (decrease) in net assets from contract transactions	(6,450,861)	(11,172,573)	(7,063,580)	(21,765,199)

Net increase (decrease) in net assets	5,224,518	(37,316,617)	10,444,971	(64,833,195)

Net assets:
Beginning of the period	56,172,038	93,488,655	73,770,208	138,603,403

End of the period	$61,396,556	$56,172,038	$84,215,179	$73,770,208

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Basic Value Fund,
	Inc.		BlackRock Total Return Fund		BlackRock High Income Fund
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$1,294,115	$393,126	$369,562	$778,690	$26,423	$8,213
Net realized capital gains (losses) on investments	1,224,269	(12,253,327)	(386,288)	(968,767)	(833)	(10,660)
Net change in unrealized appreciation/depreciation of investments	14,155,267	(7,646,365)	1,339,253	(1,472,258)	133,275	(49,496)

Increase (decrease) in net assets from operations	16,673,651	(19,506,566)	1,322,527	(1,662,335)	158,865	(51,943)

Contract transactions
Net contract purchase payments	659,563	268,968	36,677	38,039	29,798	19,740
Transfer payments from (to) other subaccounts or general account	14,489,088	12,131,067	1,269,080	(32,751,591)	373,869	122,483
Contract terminations, withdrawals, and other deductions	(3,130,798)	(2,635,265)	(542,854)	(1,708,463)	(3,130)	(401)
Contract maintenance charges	(410,944)	(215,243)	(67,346)	(60,564)	(3,826)	(640)

Increase (decrease) in net assets from contract transactions	11,606,909	9,549,527	695,557	(34,482,579)	396,711	141,182

Net increase (decrease) in net assets	28,280,560	(9,957,039)	2,018,084	(36,144,914)	555,576	89,239

Net assets:
Beginning of the period	30,468,594	40,425,633	8,078,125	44,223,039	115,541	26,302

End of the period	$58,749,154	$30,468,594	$10,096,209	$8,078,125	$671,117	$115,541

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Fundamental Growth		BlackRock Global SmallCap
	Fund, Inc.		Fund, Inc.
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(462,442)	$(1,188,177)	$(14,907)	$(20,950)
Net realized capital gains (losses) on investments	(8,225,173)	(4,729,385)	(63,844)	30,811
Net change in unrealized appreciation/depreciation of investments	24,987,767	(20,122,470)	377,512	(688,733)

Increase (decrease) in net assets from operations	16,300,152	(26,040,032)	298,761	(678,872)

Contract transactions
Net contract purchase payments	641,724	588,131	—	—
Transfer payments from (to) other subaccounts or general account	1,659,120	28,537,162	(32,395)	(425,622)
Contract terminations, withdrawals, and other deductions	(2,516,363)	(6,826,472)	(26,645)	(59,054)
Contract maintenance charges	(525,568)	(438,725)	(11,025)	(8,411)

Increase (decrease) in net assets from contract transactions	(741,087)	21,860,096	(70,065)	(493,087)

Net increase (decrease) in net assets	15,559,065	(4,179,936)	228,696	(1,171,959)

Net assets:
Beginning of the period	48,617,992	52,797,928	961,710	2,133,669

End of the period	$64,177,057	$48,617,992	$1,190,406	$961,710

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock International Index Fund		BlackRock Small Cap Index Fund		BlackRock Government Income Portfolio
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$4,099	$2,983	$(1,196)	$(1,070)	$1,833,723	$302,378
Net realized capital gains (losses) on investments	(35,888)	(24,713)	(73,837)	14,392	(648,343)	111,449
Net change in unrealized appreciation/depreciation of investments	136,318	(359,297)	95,529	(99,796)	(2,421,096)	511,293

Increase (decrease) in net assets from operations	104,529	(381,027)	20,496	(86,474)	(1,235,716)	925,120

Contract transactions
Net contract purchase payments	—	—	—	—	173,901	15,265
Transfer payments from (to) other subaccounts or general account	(10,805)	(204,702)	(71,838)	(27,811)	44,162,738	4,187,436
Contract terminations, withdrawals, and other deductions	(14,650)	(48,904)	(233)	(591)	(4,507,152)	(979,373)
Contract maintenance charges	(4,753)	(3,258)	(1,291)	(1,236)	(363,651)	(50,055)

Increase (decrease) in net assets from contract transactions	(30,208)	(256,864)	(73,362)	(29,638)	39,465,836	3,173,273

Net increase (decrease) in net assets	74,321	(637,891)	(52,866)	(116,112)	38,230,120	4,098,393

Net assets:
Beginning of the period	434,732	1,072,623	155,126	271,238	11,905,091	7,806,698

End of the period	$509,053	$434,732	$102,260	$155,126	$50,135,211	$11,905,091

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock International Value Fund		BlackRock Global Allocation Fund, Inc.		BlackRock Global Growth Fund, Inc.
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008(1)

Operations
Net investment income (loss)	$10,661	$1,079	$1,208,684	$4,476,411	$6,301	$152
Net realized capital gains (losses) on investments	(131,611)	(68,445)	(3,967,912)	(5,839,943)	(5,346)	(1,141)
Net change in unrealized appreciation/depreciation of investments	308,160	(304,473)	30,792,660	(39,779,782)	209,872	(32,931)

Increase (decrease) in net assets from operations	187,210	(371,839)	28,033,432	(41,143,314)	210,827	(33,920)

Contract transactions
Net contract purchase payments	54,153	11,469	3,975,181	975,109	—	—
Transfer payments from (to) other subaccounts or general account	176,644	410,028	43,914,017	19,176,997	645,750	145,058
Contract terminations, withdrawals, and other deductions	(23,303)	(8,881)	(6,994,540)	(9,407,273)	(2,671)	(3,115)
Contract maintenance charges	(8,296)	(4,445)	(1,141,639)	(748,870)	(4,538)	(195)

Increase (decrease) in net assets from contract transactions	199,198	408,171	39,753,019	9,995,963	638,541	141,748

Net increase (decrease) in net assets	386,408	36,332	67,786,451	(31,147,351)	849,368	107,828

Net assets:
Beginning of the period	618,214	581,882	112,206,187	143,353,538	107,828	—

End of the period	$1,004,622	$618,214	$179,992,638	$112,206,187	$957,196	$107,828

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock S&P 500 Index Fund		BlackRock Short-Term Bond Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$36,398	$(292,943)	$6,632	$9,605
Net realized capital gains (losses) on investments	(2,010,825)	(6,869,758)	(7,534)	(9,745)
Net change in unrealized appreciation/depreciation of investments	4,734,799	(5,587,285)	34,692	(36,120)

Increase (decrease) in net assets from operations	2,760,372	(12,749,986)	33,790	(36,260)

Contract transactions
Net contract purchase payments	47,589	121,714	—	(57)
Transfer payments from (to) other subaccounts or general account	(1,375,137)	9,015,286	(28,674)	(70,397)
Contract terminations, withdrawals, and other deductions	(1,031,200)	(4,264,306)	(17,487)	(45,115)
Contract maintenance charges	(86,212)	(190,864)	(3,749)	(2,029)

Increase (decrease) in net assets from contract transactions	(2,444,960)	4,681,830	(49,910)	(117,598)

Net increase (decrease) in net assets	315,412	(8,068,156)	(16,120)	(153,858)

Net assets:
Beginning of the period	12,446,125	20,514,281	333,003	486,861

End of the period	$12,761,537	$12,446,125	$316,882	$333,003

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Large Cap Core Fund		BlackRock Large Cap Growth Fund		BlackRock Large Cap Value Fund
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(20,265)	$(115,977)	$(479,155)	$(41,570)	$(24,660)	$(58,201)
Net realized capital gains (losses) on investments	(567,287)	(571,385)	2,906,186	(120,700)	(424,971)	(274,601)
Net change in unrealized appreciation/depreciation of investments	1,791,265	(2,844,098)	12,798,053	(1,132,369)	1,084,672	(2,411,181)

Increase (decrease) in net assets from operations	1,203,713	(3,531,460)	15,225,084	(1,294,639)	635,041	(2,743,983)

Contract transactions
Net contract purchase payments	93,509	(11,439)	627,806	11,697	30,238	40,862
Transfer payments from (to) other subaccounts or general account	675,317	15,970	35,405,535	659,033	259,093	(257,422)
Contract terminations, withdrawals, and other deductions	(241,689)	(240,026)	(1,508,857)	(230,046)	(199,538)	(333,589)
Contract maintenance charges	(73,161)	(49,115)	(409,711)	(17,687)	(54,801)	(39,986)

Increase (decrease) in net assets from contract transactions	453,976	(284,610)	34,114,773	422,997	34,992	(590,135)

Net increase (decrease) in net assets	1,657,689	(3,816,070)	49,339,857	(871,642)	670,033	(3,334,118)

Net assets:
Beginning of the period	5,841,540	9,657,610	2,286,968	3,158,610	4,620,336	7,954,454

End of the period	$7,499,229	$5,841,540	$51,626,825	$2,286,968	$5,290,369	$4,620,336

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Value Opportunities Fund, Inc.		Cohen & Steers Realty Income Fund, Inc.
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(109,479)	$(173,028)	$14,296	$60,201
Net realized capital gains (losses) on investments	(1,868,715)	(681,549)	(92,049)	(3,972,446)
Net change in unrealized appreciation/depreciation of investments	4,189,739	(5,585,844)	276,308	3,854,139

Increase (decrease) in net assets from operations	2,211,545	(6,440,421)	198,555	(58,106)

Contract transactions
Net contract purchase payments	73,203	39,579	—	34,189
Transfer payments from (to) other subaccounts or general account	(703,452)	(293,226)	(87,102)	(10,061,013)
Contract terminations, withdrawals, and other deductions	(633,804)	(769,644)	(11,497)	(200,231)
Contract maintenance charges	(54,516)	(60,685)	(7,552)	(20,162)

Increase (decrease) in net assets from contract transactions	(1,318,569)	(1,083,976)	(106,151)	(10,247,217)

Net increase (decrease) in net assets	892,976	(7,524,397)	92,404	(10,305,323)

Net assets:
Beginning of the period	9,423,484	16,947,881	710,534	11,015,857

End of the period	$10,316,460	$9,423,484	$802,938	$710,534

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Columbia Acorn USA		Columbia Acorn International		Columbia Marsico Growth Fund
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(169,613)	$(76,079)	$(1,021)	$(12,246)	$(346,226)	$(840,872)
Net realized capital gains (losses) on investments	(1,366,177)	(185,440)	(193,138)	(67,184)	(13,806,187)	(2,108,420)
Net change in unrealized appreciation/depreciation of investments	5,559,232	(2,131,816)	762,236	(539,475)	23,134,177	(27,406,659)

Increase (decrease) in net assets from operations	4,023,442	(2,393,335)	568,077	(618,905)	8,981,764	(30,355,951)

Contract transactions
Net contract purchase payments	120,855	29,454	47,782	7,745	552,784	734,354
Transfer payments from (to) other subaccounts or general account	(299,270)	5,608,753	432,412	820,113	(51,546,851)	18,292,408
Contract terminations, withdrawals, and other deductions	(453,747)	(342,570)	(29,813)	(11,037)	(1,340,829)	(2,943,529)
Contract maintenance charges	(123,676)	(30,851)	(15,516)	(7,413)	(416,211)	(360,435)

Increase (decrease) in net assets from contract transactions	(755,838)	5,264,786	434,865	809,408	(52,751,107)	15,722,798

Net increase (decrease) in net assets	3,267,604	2,871,451	1,002,942	190,503	(43,769,343)	(14,633,153)

Net assets:
Beginning of the period	9,126,948	6,255,497	931,524	741,021	49,200,138	63,833,291

End of the period	$12,394,552	$9,126,948	$1,934,466	$931,524	$5,430,795	$49,200,138

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Davis New York Venture Fund, Inc.		Delaware Trend Fund®		Dreyfus Appreciation Fund, Inc.
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(193,520)	$(250,655)	$(68,499)	$(86,288)	$(182,082)	$168,321
Net realized capital gains (losses) on investments	(6,821,555)	(15,766,143)	(1,009,570)	(465,593)	(13,177,177)	(86,740)
Net change in unrealized appreciation/depreciation of investments	23,688,070	(19,551,732)	3,294,096	(3,355,610)	14,046,006	(13,213,296)

Increase (decrease) in net assets from operations	16,672,995	(35,568,530)	2,216,027	(3,907,491)	686,747	(13,131,715)

Contract transactions
Net contract purchase payments	385,555	249,405	28,678	38,691	134,058	394,739
Transfer payments from (to) other subaccounts or general account	112,040,355	4,481,125	(448,969)	280,308	(27,700,512)	12,321,471
Contract terminations, withdrawals, and other deductions	(2,304,952)	(4,136,900)	(213,064)	(1,098,572)	(570,148)	(1,732,473)
Contract maintenance charges	(525,637)	(340,827)	(31,958)	(29,876)	(179,635)	(203,592)

Increase (decrease) in net assets from contract transactions	109,595,321	252,803	(665,313)	(809,449)	(28,316,237)	10,780,145

Net increase (decrease) in net assets	126,268,316	(35,315,727)	1,550,714	(4,716,940)	(27,629,490)	(2,351,570)

Net assets:
Beginning of the period	38,669,266	73,984,993	4,478,080	9,195,020	29,253,633	31,605,203

End of the period	$164,937,582	$38,669,266	$6,028,794	$4,478,080	$1,624,143	$29,253,633

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Eaton Vance Floating-Rate Fund		Eaton Vance Large-Cap Value Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$57,235	$69,292	$(33,670)	$(5,224)
Net realized capital gains (losses) on investments	(58,195)	(122,225)	(1,029,524)	(2,296,599)
Net change in unrealized appreciation/depreciation of investments	515,562	(463,184)	6,700,597	(5,876,620)

Increase (decrease) in net assets from operations	514,602	(516,117)	5,637,403	(8,178,443)

Contract transactions
Net contract purchase payments	93,820	2,881	446,099	278,450
Transfer payments from (to) other subaccounts or general account	568,083	(209,478)	25,899,353	3,713,001
Contract terminations, withdrawals, and other deductions	(88,562)	(208,655)	(1,041,745)	(1,089,257)
Contract maintenance charges	(15,661)	(7,577)	(248,384)	(119,796)

Increase (decrease) in net assets from contract transactions	557,680	(422,829)	25,055,323	2,782,398

Net increase (decrease) in net assets	1,072,282	(938,946)	30,692,726	(5,396,045)

Net assets:
Beginning of the period	1,050,608	1,989,554	13,103,443	18,499,488

End of the period	$2,122,890	$1,050,608	$43,796,169	$13,103,443

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Federated Capital
	Appreciation				Fidelity Advisor Equity Growth
	Fund		Federated Kaufmann Fund		Fund
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(228,090)	$(193,523)	$(133,335)	$(212,914)	$(161,051)	$(783,627)
Net realized capital gains (losses) on investments	(2,069,060)	(1,136,403)	(897,446)	(951,353)	(18,573,978)	(28,210,067)
Net change in unrealized appreciation/depreciation of investments	7,635,152	(9,917,134)	3,778,189	(5,814,522)	17,570,045	(18,901,977)

Increase (decrease) in net assets from operations	5,338,002	(11,247,060)	2,747,408	(6,978,789)	(1,164,984)	(47,895,671)

Contract transactions
Net contract purchase payments	700,835	393,597	203,131	176,723	24,849	192,700
Transfer payments from (to) other subaccounts or general account	12,919,454	10,720,279	656,471	(2,326,518)	(33,209,247)	(31,164,173)
Contract terminations, withdrawals, and other deductions	(1,427,450)	(1,698,263)	(403,339)	(635,775)	(884,692)	(6,740,311)
Contract maintenance charges	(374,424)	(198,104)	(118,326)	(86,752)	(24,705)	(255,011)

Increase (decrease) in net assets from contract transactions	11,818,415	9,217,509	337,937	(2,872,322)	(34,093,795)	(37,966,795)

Net increase (decrease) in net assets	17,156,417	(2,029,551)	3,085,345	(9,851,111)	(35,258,779)	(85,862,466)

Net assets:
Beginning of the period	28,343,255	30,372,806	9,187,585	19,038,696	37,300,363	123,162,829

End of the period	$45,499,672	$28,343,255	$12,272,930	$9,187,585	$2,041,584	$37,300,363

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity Advisor Mid Cap		Fidelity Advisor Overseas
	Growth Fund		Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(14,781)	$(33,738)	$8,241	$24,003
Net realized capital gains (losses) on investments	(214,810)	(66,527)	(541,824)	(1,716,827)
Net change in unrealized appreciation/ depreciation of investments	809,569	(1,651,193)	1,309,816	(1,576,399)

Increase (decrease) in net assets from operations	579,978	(1,751,458)	776,233	(3,269,223)

Contract transactions
Net contract purchase payments	1	—	9,100	10,419
Transfer payments from (to) other subaccounts or general account	(162,383)	(194,025)	(454,894)	1,132,366
Contract terminations, withdrawals, and other deductions	(85,072)	(164,617)	(53,219)	(411,896)
Contract maintenance charges	(8,450)	(10,679)	(16,856)	(23,549)

Increase (decrease) in net assets from contract transactions	(255,904)	(369,321)	(515,869)	707,340

Net increase (decrease) in net assets	324,074	(2,120,779)	260,364	(2,561,883)

Net assets:
Beginning of the period	1,464,465	3,585,244	3,352,853	5,914,736

End of the period	$1,788,539	$1,464,465	$3,613,217	$3,352,853

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			Janus
			Enterprise	JPMorgan Multi-Cap Market
	Janus Forty Fund		Fund	Neutral Fund
	Subaccount		Subaccount	Subaccount
	2009	2008	2009(1)	2009	2008

Operations
Net investment income (loss)	$(557,130)	$(957,210)	$(62,592)	$(10,605)	$(5,321)
Net realized capital gains (losses) on investments	(3,256,051)	(6,563,939)	152,997	(4,865)	(34,638)
Net change in unrealized appreciation/ depreciation of investments	15,594,322	(25,017,530)	1,874,341	987	27,460

Increase (decrease) in net assets from operations	11,781,141	(32,538,679)	1,964,746	(14,483)	(12,499)

Contract transactions
Net contract purchase payments	878,703	1,031,974	110,245	28,558	59
Transfer payments from (to) other subaccounts or general account	26,970,790	(14,175,870)	6,903,868	296,939	3,588
Contract terminations, withdrawals, and other deductions	(1,489,245)	(3,288,532)	(167,455)	(14,003)	(46,149)
Contract maintenance charges	(390,050)	(389,288)	(41,838)	(7,908)	(4,695)

Increase (decrease) in net assets from contract transactions	25,970,198	(16,821,716)	6,804,820	303,586	(47,197)

Net increase (decrease) in net assets	37,751,339	(49,360,395)	8,769,566	289,103	(59,696)

Net assets:
Beginning of the period	22,530,638	71,891,033	—	579,011	638,707

End of the period	$60,281,977	$22,530,638	$8,769,566	$868,114	$579,011

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	JPMorgan Small Cap
	Growth		Lord Abbett Affiliated Fund,		Lord Abbett Bond-Debenture
	Fund		Inc.		Fund, Inc.
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(9,789)	$(5,929)	$(169,289)	$49,183	$1,132,354	$1,127,927
Net realized capital gains (losses) on investments	(53,608)	(29,574)	(2,493,472)	(2,187,795)	(515,122)	(643,999)
Net change in unrealized appreciation/depreciation of investments	291,526	(183,214)	7,455,545	(5,655,278)	4,583,726	(4,794,799)

Increase (decrease) in net assets from operations	228,129	(218,717)	4,792,784	(7,793,890)	5,200,958	(4,310,871)

Contract transactions
Net contract purchase payments	35,342	5,381	338,494	197,634	209,477	58,723
Transfer payments from (to) other subaccounts or general account	375,255	190,323	(15,684,122)	1,714,957	1,527,386	(1,624,888)
Contract terminations, withdrawals, and other deductions	(10,326)	(6,258)	(561,474)	(924,480)	(894,492)	(1,198,303)
Contract maintenance charges	(6,798)	(2,411)	(158,320)	(108,072)	(116,022)	(88,989)

Increase (decrease) in net assets from contract transactions	393,473	187,035	(16,065,422)	880,039	726,349	(2,853,457)

Net increase (decrease) in net assets	621,602	(31,682)	(11,272,638)	(6,913,851)	5,927,307	(7,164,328)

Net assets:
Beginning of the period	366,454	398,136	13,077,183	19,991,034	14,555,134	21,719,462

End of the period	$988,056	$366,454	$1,804,545	$13,077,183	$20,482,441	$14,555,134

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Lord Abbett Mid-Cap Value
	Fund, Inc.		Ready Assets Prime Money Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(155,648)	$64,588	$(436,215)	$648,081
Net realized capital gains (losses) on investments	(4,027,974)	(4,651,145)	(4)	—
Net change in unrealized appreciation/depreciation of investments	9,158,475	(10,868,857)	13	26

Increase (decrease) in net assets from operations	4,974,853	(15,455,414)	(436,206)	648,107

Contract transactions
Net contract purchase payments	120,434	166,694	151,288,862	209,313,566
Transfer payments from (to) other subaccounts or general account	(1,266,822)	(6,714,100)	(168,719,342)	(192,678,957)
Contract terminations, withdrawals, and other deductions	(1,064,129)	(1,884,367)	(11,170,034)	(18,078,841)
Contract maintenance charges	(149,315)	(156,519)	(213,545)	(215,021)

Increase (decrease) in net assets from contract transactions	(2,359,832)	(8,588,292)	(28,814,059)	(1,659,253)

Net increase (decrease) in net assets	2,615,021	(24,043,706)	(29,250,265)	(1,011,146)

Net assets:
Beginning of the period	21,246,777	45,290,483	54,878,131	55,889,277

End of the period	$23,861,798	$21,246,777	$25,627,866	$54,878,131

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			MFS® Research International
	MFS® Core Growth Fund		Fund		MFS® Mid Cap Growth Fund
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(95,356)	$(297,426)	$1,007	$125,943	$(39,265)	$(50,903)
Net realized capital gains (losses) on investments	(250,966)	(9,353,048)	(917,007)	(5,623,416)	(392,961)	38,868
Net change in unrealized appreciation/ depreciation of investments	2,483,418	(2,667,600)	4,076,924	(1,953,233)	1,458,665	(2,464,213)

Increase (decrease) in net assets from operations	2,137,096	(12,318,074)	3,160,924	(7,450,706)	1,026,439	(2,476,248)

Contract transactions
Net contract purchase payments	13,932	47,921	18,532	78,411	5,278	33,311
Transfer payments from (to) other subaccounts or general account	(3,479,175)	(17,220,234)	(485,904)	3,598,080	(362,921)	335,298
Contract terminations, withdrawals, and other deductions	(427,594)	(2,126,361)	(400,678)	(558,148)	(233,101)	(309,821)
Contract maintenance charges	(36,515)	(75,674)	(41,797)	(49,283)	(15,942)	(17,102)

Increase (decrease) in net assets from contract transactions	(3,929,352)	(19,374,348)	(909,847)	3,069,060	(606,686)	41,686

Net increase (decrease) in net assets	(1,792,256)	(31,692,422)	2,251,077	(4,381,646)	419,753	(2,434,562)

Net assets:
Beginning of the period	4,206,187	35,898,609	6,354,558	10,736,204	2,751,702	5,186,264

End of the period	$2,413,931	$4,206,187	$8,605,635	$6,354,558	$3,171,455	$2,751,702

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Oppenheimer Capital
	Appreciation Fund		Oppenheimer Global Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(10,472)	$(13,328)	$(27,413)	$6,030
Net realized capital gains (losses) on investments	(72,650)	(26,683)	(884,977)	(135,086)
Net change in unrealized appreciation/ depreciation of investments	322,560	(466,920)	2,115,894	(2,951,949)

Increase (decrease) in net assets from operations	239,438	(506,931)	1,203,504	(3,081,005)

Contract transactions
Net contract purchase payments	—	16,040	799	7,488
Transfer payments from (to) other subaccounts or general account	79,125	(1,722)	2,000,767	(1,009,369)
Contract terminations, withdrawals, and other deductions	(17,978)	(51,635)	(296,574)	(411,508)
Contract maintenance charges	(7,383)	(5,658)	(21,908)	(24,060)

Increase (decrease) in net assets from contract transactions	53,764	(42,975)	1,683,084	(1,437,449)

Net increase (decrease) in net assets	293,202	(549,906)	2,886,588	(4,518,454)

Net assets:
Beginning of the period	573,650	1,123,556	3,938,563	8,457,017

End of the period	$866,852	$573,650	$6,825,151	$3,938,563

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			Oppenheimer Main Street
	Oppenheimer Main Street		Small		Oppenheimer Quest
	Fund®		Cap Fund®		Opportunity Value Fund
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(23,930)	$(6,388)	$(10,255)	$(17,773)	$(164,354)	$(18,760)
Net realized capital gains (losses) on investments	(673,545)	(125,810)	(240,007)	(148,504)	1,478,525	22,165
Net change in unrealized appreciation/ depreciation of investments	2,072,763	(1,482,132)	467,599	(354,332)	787,846	(397,926)

Increase (decrease) in net assets from operations	1,375,288	(1,614,330)	217,337	(520,609)	2,102,017	(394,521)

Contract transactions
Net contract purchase payments	6,941	2,165	12,318	8,278	4,620	—
Transfer payments from (to) other subaccounts or general account	(759,802)	98,968	113,051	(109,003)	(19,361,565)	20,404,985
Contract terminations, withdrawals, and other deductions	(353,966)	(228,945)	(50,630)	(45,561)	(734,611)	(113,021)
Contract maintenance charges	(20,802)	(13,198)	(8,935)	(7,239)	(42,269)	(32,174)

Increase (decrease) in net assets from contract transactions	(1,127,629)	(141,010)	65,804	(153,525)	(20,133,825)	20,259,790

Net increase (decrease) in net assets	247,659	(1,755,340)	283,141	(674,134)	(18,031,808)	19,865,269

Net assets:
Beginning of the period	2,429,046	4,184,386	780,209	1,454,343	21,044,939	1,179,670

End of the period	$2,676,705	$2,429,046	$1,063,350	$780,209	$3,013,131	$21,044,939

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	PIMCO CommodityRealReturn
	Strategy Fund		PIMCO Low Duration Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$771,505	$870,822	$28,922	$24,042
Net realized capital gains (losses) on investments	(6,156,668)	6,813,218	(4,924)	(2,319)
Net change in unrealized appreciation/ depreciation of investments	10,370,897	(14,117,341)	175,657	(61,301)

Increase (decrease) in net assets from operations	4,985,734	(6,433,301)	199,655	(39,578)

Contract transactions
Net contract purchase payments	335,369	321,921	44,634	21,639
Transfer payments from (to) other subaccounts or general account	(1,623,512)	(5,823,057)	1,665,541	379,570
Contract terminations, withdrawals, and other deductions	(682,408)	(1,258,399)	(40,804)	(63,377)

Contract maintenance charges	(171,998)	(133,360)	(20,683)	(6,437)
Increase (decrease) in net assets from contract transactions	(2,142,549)	(6,892,895)	1,648,688	331,395

Net increase (decrease) in net assets	2,843,185	(13,326,196)	1,848,343	291,817

Net assets:
Beginning of the period	14,200,195	27,526,391	960,364	668,547

End of the period	$17,043,380	$14,200,195	$2,808,707	$960,364

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

					Pioneer Emerging
	PIMCO Real Return Fund		PIMCO Total Return Fund		Markets Fund
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$744,058	$595,411	$11,220,634	$8,099,106	$(110,616)	$(23,706)
Net realized capital gains (losses) on investments	(1,011,747)	1,731,459	2,661,159	14,790,600	(1,223,502)	(122,715)
Net change in unrealized appreciation/ depreciation of investments	6,077,582	(4,836,518)	18,920,345	(12,631,044)	5,846,613	(2,849,087)

Increase (decrease) in net assets from operations	5,809,893	(2,509,648)	32,802,138	10,258,662	4,512,495	(2,995,508)

Contract transactions
Net contract purchase payments	1,014,193	295,564	4,423,433	1,806,852	203,852	41,785
Transfer payments from (to) other subaccounts or general account	(7,035,321)	10,201,179	(11,001,098)	98,399,784	8,754,623	1,439,491
Contract terminations, withdrawals, and other deductions	(1,553,665)	(1,772,106)	(16,716,926)	(17,846,474)	(305,239)	(42,644)
Contract maintenance charges	(393,813)	(198,859)	(2,436,378)	(1,376,761)	(93,313)	(26,665)

Increase (decrease) in net assets from contract transactions	(7,968,606)	8,525,778	(25,730,969)	80,983,401	8,559,923	1,411,967

Net increase (decrease) in net assets	(2,158,713)	6,016,130	7,071,169	91,242,063	13,072,418	(1,583,541)

Net assets:
Beginning of the period	36,313,077	30,296,947	298,204,583	206,962,520	2,679,342	4,262,883

End of the period	$34,154,364	$36,313,077	$305,275,752	$298,204,583	$15,751,760	$2,679,342

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Pioneer Fund		Pioneer High Yield Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(2,091)	$(5,273)	$297,844	$79,908
Net realized capital gains (losses) on investments	(131,041)	(19,185)	55,113	(131,641)
Net change in unrealized appreciation/depreciation of investments	326,065	(536,483)	2,410,225	(605,443)

Increase (decrease) in net assets from operations	192,933	(560,941)	2,763,182	(657,176)

Contract transactions
Net contract purchase payments	2,700	3,475	244,523	5,209
Transfer payments from (to) other subaccounts or general account	(95,550)	19,354	6,831,377	(239,197)
Contract terminations, withdrawals, and other deductions	(44,014)	(62,345)	(228,065)	(93,095)
Contract maintenance charges	(11,048)	(9,011)	(62,823)	(10,811)

Increase (decrease) in net assets from contract transactions	(147,912)	(48,527)	6,785,012	(337,894)

Net increase (decrease) in net assets	45,021	(609,468)	9,548,194	(995,070)

Net assets:
Beginning of the period	1,022,033	1,631,501	1,065,160	2,060,230

End of the period	$1,067,054	$1,022,033	$10,613,354	$1,065,160

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			Pioneer Growth
	Pioneer Real Estate Shares Fund		Opportunities Fund	The Putnam Fund for Growth and Income
	Subaccount		Subaccount	Subaccount
	2009	2008(1)	2009(1)	2009	2008

Operations
Net investment income (loss)	$141,580	$76,719	$(1,537)	$(51)	$2,557
Net realized capital gains (losses) on investments	(1,194,009)	(57,598)	1,889	(103,064)	(112,011)
Net change in unrealized appreciation/depreciation of investments	3,647,143	(1,953,784)	20,313	198,029	(101,495)

Increase (decrease) in net assets from operations	2,594,714	(1,934,663)	20,665	94,914	(210,949)

Contract transactions
Net contract purchase payments	162,601	29,530	—	—	—
Transfer payments from (to) other subaccounts or general account	11,996	6,817,436	267,822	450,818	53,931
Contract terminations, withdrawals, and other deductions	(247,621)	(103,057)	(996)	(44,618)	(217,166)
Contract maintenance charges	(65,424)	(17,372)	(921)	(2,382)	(1,323)

Increase (decrease) in net assets from contract transactions	(138,448)	6,726,537	265,905	403,818	(164,558)

Net increase (decrease) in net assets	2,456,266	4,791,874	286,570	498,732	(375,507)

Net assets:
Beginning of the period	4,791,874	—	—	287,697	663,204
	— —
End of the period	$7,248,140	$4,791,874	$286,570	$786,429	$287,697

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Putnam International Equity Fund
	Subaccount
	2009	2008

Operations
Net investment income (loss)	$35,539	$(60,050)
Net realized capital gains (losses) on investments	(383,504)	89,882
Net change in unrealized appreciation/depreciation of investments	978,126	(2,654,099)

Increase (decrease) in net assets from operations	630,161	(2,624,267)

Contract transactions
Net contract purchase payments	7,230	66,365
Transfer payments from (to) other subaccounts or general account	(209,384)	(399,192)
Contract terminations, withdrawals, and other deductions	(134,853)	(1,100,007)
Contract maintenance charges	(13,354)	(17,053)

Increase (decrease) in net assets from contract transactions	(350,361)	(1,449,887)

Net increase (decrease) in net assets	279,800	(4,074,154)

Net assets:
Beginning of the period	2,941,012	7,015,166

End of the period	$3,220,812	$2,941,012

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Putnam Voyager Fund		Seligman Capital Fund, Inc.		Seligman Smaller-Cap Value Fund
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$238,827	$(9,076)	$(1,561)	$(560)	$(27,523)	$(38,081)
Net realized capital gains (losses) on investments	18,001,365	(20,873)	(3,586)	(423)	(418,114)	(275,876)
Net change in unrealized appreciation/depreciation of investments	465,326	(286,399)	35,960	(23,083)	1,082,235	(1,263,237)

Increase (decrease) in net assets from operations	18,705,518	(316,348)	30,813	(24,066)	636,598	(1,577,194)

Contract transactions
Net contract purchase payments	38,771	112	—	2,028	—	6,460
Transfer payments from (to) other subaccounts or general account	(11,370,040)	(110,783)	194,680	37,173	(154,048)	(300,797)
Contract terminations, withdrawals, and other deductions	(2,443,344)	(117,002)	(32)	(80)	(99,917)	(271,422)
Contract maintenance charges	(180,362)	(3,068)	(612)	(237)	(11,728)	(12,933)

Increase (decrease) in net assets from contract transactions	(13,954,975)	(230,741)	194,036	38,884	(265,693)	(578,692)

Net increase (decrease) in net assets	4,750,543	(547,089)	224,849	14,818	370,904	(2,155,886)

Net assets:
Beginning of the period	464,619	1,011,708	35,275	20,457	2,038,238	4,194,124

End of the period	$5,215,162	$464,619	$260,124	$35,275	$2,409,143	$2,038,238

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Templeton Foreign Fund		Templeton Growth Fund, Inc.
	Subaccount		Subaccount
	2009	2008	2009	2008
	-
Operations
Net investment income (loss)	$57,856	$538,538	$26,522	$133,083
Net realized capital gains (losses) on investments	(9,857,091)	2,426,295	(887,269)	(709,539)
Net change in unrealized appreciation/ depreciation of investments	18,413,325	(19,046,550)	3,059,055	(5,918,317)

Increase (decrease) in net assets from operations	8,614,090	(16,081,717)	2,198,308	(6,494,773)

Contract transactions
Net contract purchase payments	240,966	104,563	53,780	32,324
Transfer payments from (to) other subaccounts or general account	165,344	1,981,034	(419,108)	(877,073)
Contract terminations, withdrawals, and other deductions	(1,112,414)	(1,427,651)	(394,838)	(655,008)
Contract maintenance charges	(155,058)	(128,217)	(68,265)	(60,228)

Increase (decrease) in net assets from contract transactions	(861,162)	529,729	(828,431)	(1,559,985)

Net increase (decrease) in net assets	7,752,928	(15,551,988)	1,369,877	(8,054,758)

Net assets:
Beginning of the period	18,251,319	33,803,307	7,867,291	15,922,049

End of the period	$26,004,247	$18,251,319	$9,237,168	$7,867,291

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Equity		Transamerica Growth Opportunities		Transamerica Small/Mid Cap Value
	Subaccount		Subaccount		Subaccount
	2009	2008(1)	2009	2008(1)	2009	2008(1)

Operations
Net investment income (loss)	$—	$—	$(160)	$—	$(9,723)	$93,022
Net realized capital gains (losses) on investments	—	—	1,097	—	31,202	(3,533,255)
Net change in unrealized appreciation/depreciation of investments	—	—	3,615	—	210,139	2,540

Increase (decrease) in net assets from operations	—	—	4,552	—	231,618	(3,437,693)

Contract transactions
Net contract purchase payments	—	—	—	—	24,720	46,945
Transfer payments from (to) other subaccounts or general account	—	—	11,981	—	554,726	3,835,772
Contract terminations, withdrawals, and other deductions	—	—	(2,750)	—	(17,121)	(148,796)
Contract maintenance charges	—	—	(86)	—	(6,505)	(20,017)

Increase (decrease) in net assets from contract transactions	—	—	9,145	—	555,820	3,713,904

Net increase (decrease) in net assets	—	—	13,697	—	787,438	276,211

Net assets:
Beginning of the period	—	—	—	—	276,211	—

End of the period	$—	$—	$13,697	$—	$1,063,649	$276,211

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

Transamerica
Flexible Income RTL
Subaccount
2009(1)
Operations
Net investment income (loss)	$1,746
Net realized capital gains (losses) on investments	8
Net change in unrealized appreciation/depreciation of investments	1,974

Increase (decrease) in net assets from operations	3,728

Contract transactions
Net contract purchase payments	1
Transfer payments from (to) other subaccounts or general account	251,116
Contract terminations, withdrawals, and other deductions	—
Contract maintenance charges	(169)

Increase (decrease) in net assets from contract transactions	250,948

Net increase (decrease) in net assets	254,676

Net assets:
Beginning of the period	—

End of the period	$254,676

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Van Kampen Comstock Fund		Van Kampen Equity and Income Fund		Van Kampen Mid Cap Growth Fund
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008(1)

Operations
Net investment income (loss)	$22,221	$189,678	$52,793	$509,269	$(34,047)	$(19,149)
Net realized capital gains (losses) on investments	(874,386)	(5,677,017)	(566,817)	(12,407,669)	(19,317)	(1,081,504)
Net change in unrealized appreciation/depreciation of investments	3,758,771	(4,413,539)	1,748,421	2,526,069	1,218,269	(651,521)

Increase (decrease) in net assets from operations	2,906,606	(9,900,878)	1,234,397	(9,372,331)	1,164,905	(1,752,174)

Contract transactions
Net contract purchase payments	4,520	73,865	13,083	71,926	10,758	—
Transfer payments from (to) other subaccounts or general account	2,237,962	2,397,186	1,237,610	(76,793,878)	346,389	3,712,861
Contract terminations, withdrawals, and other deductions	(707,237)	(1,770,089)	(398,003)	(3,157,471)	(154,975)	(53,308)
Contract maintenance charges	(85,683)	(111,374)	(33,716)	(65,389)	(13,796)	(8,487)

Increase (decrease) in net assets from contract transactions	1,449,562	589,588	818,974	(79,944,812)	188,376	3,651,066

Net increase (decrease) in net assets	4,356,168	(9,311,290)	2,053,371	(89,317,143)	1,353,281	1,898,892

Net assets:
Beginning of the period	11,266,605	20,577,895	5,824,679	95,141,822	1,898,892	—

End of the period	$15,622,773	$11,266,605	$7,878,050	$5,824,679	$3,252,173	$1,898,892

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
1. Organization and Summary of Significant Accounting Policies
Organization
The Merrill Lynch Life Variable Annuity Separate Account D (the Mutual Fund Account or the Company) is a segregated investment account of Merrill Lynch Life Insurance Company (MLLIC), a wholly-owned subsidiary of AEGON USA, LLC (AUSA). AUSA is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.
The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Each subaccount invests exclusively in the corresponding Portfolio (the Portfolio) of a Series Fund. Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specific individual subaccounts is available to contract owners of the Merrill Lynch Separate Account D Variable Annuity.
On December 28, 2007 (the Acquisition Date), MLLIC and its affiliate, ML Life Insurance Company of New York, were acquired by AUSA. Prior to the Acquisition Date, MLLIC was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., which is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. This transaction had no impact on the values or results of the Mutual Fund Account.

Subaccount Investment by Fund:
AIM Growth Series — Class A Shares	Fidelity Advisor Series I -- Class A Shares
AIM Basic Value Fund	Fidelity Advisor Equity Growth Fund
AIM Mid Cap Core Equity Fund	Fidelity Advisor Mid Cap Growth Fund
AIM Equity Funds — Class A Shares	Fidelity Advisor Series VIII -- Class A Shares
AIM Constellation Fund	Fidelity Advisor Overseas Fund
AIM Charter Fund	Janus Adviser Series -- Class A Shares
AllianceBernstein Growth and Income Fund, Inc. — Class A Shares	Janus Forty Fund
AllianceBernstein Growth and Income Fund, Inc.	Janus Enterprise Fund
AllianceBernstein Large Cap Growth Fund, Inc. — Class A Shares	JPMorgan Trust II -- Class A Shares
AllianceBernstein Large Cap Growth Fund, Inc.	JPMorgan Multi-Cap Market Neutral Fund
The AllianceBernstein Trust — Class A Shares	JPMorgan Small Cap Growth Fund
AllianceBernstein International Value Fund	Lord Abbett Affiliated Fund, Inc. -- Class A Shares
AllianceBernstein Small/Mid Cap Value Fund	Lord Abbett Affiliated Fund, Inc.
AllianceBernstein Value Fund	Lord Abbett Bond-Debenture Fund, Inc. -- Class A Shares
Allianz Funds — Class A Shares	Lord Abbett Bond-Debenture Fund, Inc.
Allianz CCM Capital Appreciation Fund	Lord Abbett Mid-Cap Value Fund, Inc. -- Class A Shares
Allianz NFJ Dividend Value Fund	Lord Abbett Mid-Cap Value Fund, Inc.
Allianz NFJ Small-Cap Value Fund	Merrill Lynch Ready Assets Trust
Allianz OCC Renaissance Fund	Ready Assets Prime Money Fund

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
1. Organization and Summary of Significant Accounting Policies (continued)

American Century Capital Portfolios, Inc. — A Class Shares	MFS Series Trust I -- Class A Shares
American Century Equity Income Fund	MFS® Core Growth Fund
American Century Mutual Funds, Inc. — A Class Shares	MFS® Research International Fund
American Century Ultra® Fund	MFS Series Trust IV -- Class A Shares
American Funds — Class A Shares	MFS® Mid Cap Growth Fund
American Funds Bond Fund of America, Inc. — A	Oppenheimer Capital Appreciation Fund -- Class A Shares
American Funds Growth Fund of America, Inc. — A	Oppenheimer Capital Appreciation Fund
American Funds Income Fund of America, Inc. — A	Oppenheimer Global Fund -- Class A Shares
American Funds Investment Company of America — A	Oppenheimer Global Fund
American Funds — Class F Shares	Oppenheimer Main Street Funds®, Inc. -- Class A Shares
American Funds Bond Fund of America, Inc. — F	Oppenheimer Main Street Fund®
American Funds EuroPacific Growth Fund	Oppenheimer Main Street Small Cap Fund® -- Class A Shares
American Funds Growth Fund of America, Inc. — F	Oppenheimer Main Street Small Cap Fund®
American Funds Income Fund of America, Inc. — F	Oppenheimer Quest for Value Funds -- Class A Shares
American Funds Investment Company of America — F	Oppenheimer Quest Opportunity Value Fund
BlackRock Basic Value Fund, Inc. — Investor A Shares	PIMCO Funds -- Class A Shares
BlackRock Basic Value Fund, Inc.	PIMCO CommodityRealReturn Strategy Fund
BlackRock Bond Fund, Inc. — Investor A Shares	PIMCO Low Duration Fund
BlackRock Total Return Fund	PIMCO Real Return Fund
BlackRock High Income Fund	PIMCO Total Return Fund
BlackRock Fundamental Growth Fund, Inc. — Investor A Shares	Pioneer Emerging Markets Fund -- Class A Shares
BlackRock Fundamental Growth Fund, Inc.	Pioneer Emerging Markets Fund
BlackRock Global SmallCap Fund, Inc. — Investor A Shares	Pioneer Fund -- Class A Shares
BlackRock Global SmallCap Fund, Inc.	Pioneer Fund
BlackRock Index Funds, Inc. — Investor A Shares	Pioneer High Yield Fund -- Class A Shares
BlackRock International Index Fund	Pioneer High Yield Fund
BlackRock Small Cap Index Fund	Pioneer Real Estate Shares Fund -- Class A Shares
BlackRock Funds II — Investor A Shares	Pioneer Real Estate Shares Fund
BlackRock Government Income Portfolio	Pioneer Growth Opportunities Fund
BlackRock International Value Trust — Investor A Shares	Pioneer Growth Opportunities Fund
BlackRock International Value Fund	The Putnam Fund for Growth and Income -- Class A Shares
BlackRock Global Allocation Fund, Inc. — Investor A Shares	The Putnam Fund for Growth and Income
BlackRock Global Allocation Fund, Inc.	Putnam International Equity Fund -- Class A Shares
BlackRock Global Growth Fund, Inc. — Investor A Shares	Putnam International Equity Fund
BlackRock Global Growth Fund, Inc.	Putnam Voyager Fund -- Class A Shares
BlackRock Index Funds, Inc. — Investor A Shares	Putnam Voyager Fund
BlackRock S&P500 Index Fund	Seligman Capital Fund, Inc. -- Class A Shares
BlackRock Short-Term Bond Series, Inc. — Investor A Shares	Seligman Capital Fund, Inc.
BlackRock Short-Term Bond Fund	Seligman Value Fund Series, Inc. Class A Shares
BlackRock Large Cap Series Fund, Inc. — Investor A Shares	Seligman Smaller-Cap Value Fund
BlackRock Large Cap Core Fund	Templeton Funds, Inc. -- Class A Shares
BlackRock Large Cap Growth Fund	Templeton Foreign Fund
BlackRock Large Cap Value Fund

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
1. Organization and Summary of Significant Accounting Policies (continued)

BlackRock Value Opportunities Fund, Inc. — Investor A Shares	Templeton Growth Fund, Inc. -- Class A Shares
BlackRock Value Opportunities Fund, Inc.	Templeton Growth Fund, Inc.
Cohen & Steers Realty Income Fund, Inc. — Class A Shares	Transamerica Funds -- Class A Shares
Cohen & Steers Realty Income Fund, Inc.	Transamerica Equity
Columbia Acorn Trust — Class A Shares	Transamerica Growth Opportunities
Columbia Acorn USA	Transamerica Small/Mid Cap Value
Columbia Acorn International	Transamerica Flexible Income RTL
Columbia Funds Series Trust — Class A Shares	Van Kampen Comstock Fund -- Class A Shares
Columbia Marsico Growth Fund	Van Kampen Comstock Fund
Davis New York Venture Fund, Inc. — Class A Shares	Van Kampen Equity and Income Fund -- Class A Shares
Davis New York Venture Fund, Inc.	Van Kampen Equity and Income Fund
Delaware Group Equity Funds III — Class A Shares	Van Kampen Mid Cap Growth Fund -- Class A Shares(1)
Delaware Trend Fund®	Van Kampen Mid Cap Growth Fund
Dreyfus Appreciation Fund, Inc.
Dreyfus Appreciation Fund, Inc.
Eaton Vance Mutual Funds Trust — Class A Shares
Eaton Vance Floating-Rate Fund
Eaton Vance Special Investment Trust — Class A Shares
Eaton Vance Large-Cap Value Fund
Federated Equity Funds — Class A Shares
Federated Capital Appreciation Fund
Federated Kaufmann Fund
Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
AIM Charter Fund	April 10, 2006
Columbia Marsico Growth Fund	May 1, 2006
Pioneer Emerging Markets Fund	May 1, 2006
JPMorgan Multi-Cap Market Neutral Fund	June 30, 2006
BlackRock Government Income Portfolio	October 13, 2006
AllianceBerstein International Value Fund	May 1, 2007
Allianz CCM Capital Appreciation Fund	May 1, 2007
Allianz NFJ Dividend Value Fund	May 1, 2007
BlackRock High Income Fund	May 1, 2007
BlackRock International Value Fund	May 1, 2007
Columbia Acorn International	May 1, 2007
Eaton Vance Large-Cap Value Fund	May 1, 2007
Janus Forty Fund	May 1, 2007
JPMorgan Small Cap Growth	May 1, 2007
PIMCO Low Duration Fund	May 1, 2007
Seligman Capital Fund, Inc.	May 1, 2007
BlackRock Total Return Fund	December 10, 2007

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
1. Organization and Summary of Significant Accounting Policies (continued)
Each period reported on reflects a full twelve month period except as follows (continued):

Subaccount	Inception Date
BlackRock Global Growth Fund, Inc.	May 1, 2008
Pioneer Real Estate Shares Fund	May 1, 2008
Transamerica Equity	May 1, 2008
Transamerica Growth Opportunities	May 1, 2008
Transamerica Small/Mid Cap Value	May 1, 2008
Van Kampen Mid Cap Growth Fund	July 11, 2008
Janus Enterprise	July 2, 2009
Pioneer Growth Opportunities	August 28, 2009
Transamerica Flexible Income RTL	November 13, 2009
The following Portfolio mergers were made effective during the fiscal year ended December 31, 2009:

Portfolio	Formerly
Pioneer Growth Opportunities	Pioneer Small Cap
Transamerica Flexible Income RTL	Transamerica Convertible Securities
Janus Enterprise	Janus Advisor Mid Cap Growth
The following Portfolio name changes were made effective during the fiscal year ended December 31, 2009:

Portfolio	Formerly
Janus Forty Fund	Janus Advisor Forty Fund
Ready Assets Prime Money Market	Merrill Lynch Ready Assets Trust
Investments
Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2009.
Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.
Dividend Income
Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
1. Organization and Summary of Significant Accounting Policies (continued)
Accounting Policy
On July 1, 2009, the FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Mutual Fund Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Mutual Fund Account’s financial statement disclosures, but did not impact the results of operations or financial position. This guidance was formerly known as Statement of Financial Accounting Standards (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, a replacement of FASB Statement No. 162.
As of December 31, 2009 the Company adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The adoption did not impact the Mutual Fund Account’s financial statements. Management has evaluated the financial statements for subsequent events through the date which the financial statements are issued. This guidance was formerly known as SFAS No. 165, Subsequent Events.
Effective January 1, 2008, the Mutual Fund Account adopted ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosures about fair value measurements. The adoption did not have a material impact on the Mutual Fund Account’s financial statements. This guidance was formerly known as SFAS No. 157, Fair Value Measurements. See Note 8 to the financial statements for additional disclosure.
The financial statements included herein have been prepared in accordance with GAAP for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
2. Investments
The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2009 were as follows:

	Purchases	Sales

AIM Growth Series — Class A Shares
AIM Basic Value Fund	$176,625	$35,493
AIM Mid Cap Core Equity Fund	12,141,981	1,440,922
AIM Equity Funds — Class A Shares
AIM Constellation Fund	149,285	195,443
AIM Charter Fund	34,605,159	100,913,800
AllianceBernstein Growth and Income Fund, Inc. — Class A Shares
AllianceBernstein Growth and Income Fund, Inc.	26,365,066	29,141,556
AllianceBernstein Large Cap Growth Fund, Inc. — Class A Shares
AllianceBernstein Large Cap Growth Fund, Inc.	99,956,219	8,719,290
The AllianceBernstein Trust — Class A Shares
AllianceBernstein International Value Fund	697,899	802,964
AllianceBernstein Small/Mid Cap Value Fund	400,891	5,123,058
AllianceBernstein Value Fund	204,063	64,713
Allianz Funds — Class A Shares
Allianz CCM Capital Appreciation Fund	9,006	4,223
Allianz NFJ Dividend Value Fund	2,147,781	837,740
Allianz NFJ Small-Cap Value Fund	7,105,517	12,935,709
Allianz OCC Renaissance Fund	236,059	883,368
American Century Capital Portfolios, Inc. — A Class Shares
American Century Equity Income Fund	1,509,849	4,786,704
American Century Mutual Funds, Inc. — A Class Shares
American Century Ultra® Fund	172	1,624

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
2. Investments (Continued)

	Purchases	Sales

American Funds — Class A Shares
American Funds Bond Fund of America, Inc. — A	$10,076,218	$24,089,874
American Funds Growth Fund of America, Inc. — A	2,767,726	12,441,702
American Funds Income Fund of America, Inc. — A	3,137,365	6,701,896
American Funds Investment Company of America — A	1,986,576	7,720,071
American Funds — Class F Shares
American Funds Bond Fund of America, Inc. — F	20,253,106	16,044,216
American Funds EuroPacific Growth Fund	47,708,833	21,288,010
American Funds Growth Fund of America, Inc. — F	8,668,538	38,861,358
American Funds Income Fund of America, Inc. — F	2,958,600	3,788,194
American Funds Investment Company of America — F	3,259,941	3,690,619
BlackRock Basic Value Fund, Inc. — Investor A Shares
BlackRock Basic Value Fund, Inc.	92,388,709	79,495,646
BlackRock Bond Fund, Inc. — Investor A Shares
BlackRock Total Return Fund	4,119,021	3,033,316
BlackRock High Income Fund	521,352	98,311
BlackRock Fundamental Growth Fund, Inc. — Investor A Shares
BlackRock Fundamental Growth Fund, Inc.	24,875,502	26,079,207
BlackRock Global SmallCap Fund, Inc. — Investor A Shares
BlackRock Global SmallCap Fund, Inc.	73,682	158,654
BlackRock Index Funds, Inc. — Investor A Shares
BlackRock International Index Fund	22,076	48,184
BlackRock Small Cap Index Fund	463	75,021
BlackRock Funds II — Investor A Shares
BlackRock Government Income Portfolio	83,157,865	41,829,851
BlackRock International Value Trust — Investor A Shares
BlackRock International Value Fund	387,321	177,461
BlackRock Global Allocation Fund, Inc. — Investor A Shares
BlackRock Global Allocation Fund, Inc.	69,458,376	28,496,671
BlackRock Global Growth Fund, Inc. — Investor A Shares
BlackRock Global Growth Fund, Inc.	858,589	213,747
BlackRock Index Funds, Inc. — Investor A Shares
BlackRock S&P500 Index Fund	2,570,551	4,979,112
BlackRock Short-Term Bond Series, Inc. — Investor A Shares
BlackRock Short-Term Bond Fund	30,344	73,622

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
2. Investments (Continued)

	Purchases	Sales

BlackRock Large Cap Series Fund, Inc. — Investor A Shares
BlackRock Large Cap Core Fund	$1,676,193	$1,242,482
BlackRock Large Cap Growth Fund	49,918,101	16,282,479
BlackRock Large Cap Value Fund	824,557	814,225
BlackRock Value Opportunities Fund, Inc. — Investor A Shares
BlackRock Value Opportunities Fund, Inc.	461,646	1,889,696
Cohen & Steers Realty Income Fund, Inc. — Class A Shares
Cohen & Steers Realty Income Fund, Inc.	25,697	117,543
Columbia Acorn Trust — Class A Shares
Columbia Acorn USA	4,168,775	5,094,227
Columbia Acorn International	837,675	403,830
Columbia Funds Series Trust — Class A Shares
Columbia Marsico Growth Fund	7,379,818	60,477,159
Davis New York Venture Fund, Inc. — Class A Shares
Davis New York Venture Fund, Inc.	134,832,897	25,434,741
Delaware Group Equity Funds III — Class A Shares
Delaware Trend Fund®	504,789	1,238,600
Dreyfus Appreciation Fund, Inc.
Dreyfus Appreciation Fund, Inc.	5,800,266	34,298,585
Eaton Vance Mutual Funds Trust — Class A Shares
Eaton Vance Floating-Rate Fund	909,698	294,849
Eaton Vance Special Investment Trust — Class A Shares
Eaton Vance Large-Cap Value Fund	27,314,205	2,292,546
Federated Equity Funds — Class A Shares
Federated Capital Appreciation Fund	17,870,819	6,280,494
Federated Kaufmann Fund	1,833,361	1,628,758
Fidelity Advisor Series I — Class A Shares
Fidelity Advisor Equity Growth Fund	155,296	34,410,140
Fidelity Advisor Mid Cap Growth Fund	12,676	276,287
Fidelity Advisor Series VIII — Class A Shares
Fidelity Advisor Overseas Fund	687,222	1,187,283
Janus Adviser Series — Class A Shares
Janus Forty Fund	40,192,176	14,779,107
Janus Enterprise Fund	7,648,961	906,731
JPMorgan Trust II — Class A Shares
JPMorgan Multi-Cap Market Neutral Fund	408,066	115,085
JPMorgan Small Cap Growth Fund	473,658	89,974

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
2. Investments (Continued)

	Purchases	Sales

Lord Abbett Affiliated Fund, Inc. — Class A Shares
Lord Abbett Affiliated Fund, Inc.	$15,711,951	$31,946,663
Lord Abbett Bond-Debenture Fund, Inc. — Class A Shares
Lord Abbett Bond-Debenture Fund, Inc.	4,820,119	3,062,987
Lord Abbett Mid-Cap Value Fund, Inc. — Class A Shares
Lord Abbett Mid-Cap Value Fund, Inc.	1,440,788	3,956,271
Merrill Lynch Ready Assets Trust
Ready Assets Prime Money Fund	64,238,774	93,489,002
MFS Series Trust I — Class A Shares
MFS® Core Growth Fund	15,993,760	20,018,466
MFS® Research International Fund	8,096,410	9,005,247
MFS Series Trust IV — Class A Shares
MFS® Mid Cap Growth Fund	406,853	1,052,805
Oppenheimer Capital Appreciation Fund — Class A Shares
Oppenheimer Capital Appreciation Fund	212,658	169,366
Oppenheimer Global Fund — Class A Shares
Oppenheimer Global Fund	2,783,611	1,128,301
Oppenheimer Main Street Funds®, Inc. — Class A Shares
Oppenheimer Main Street Fund®	4,299,788	5,451,656
Oppenheimer Main Street Small Cap Fund® — Class A Shares
Oppenheimer Main Street Small Cap Fund®	288,667	233,118
Oppenheimer Quest for Value Funds — Class A Shares
Oppenheimer Quest Opportunity Value Fund	935,409	21,233,589
PIMCO Funds — Class A Shares
PIMCO CommodityRealReturn Strategy Fund	4,752,709	5,916,360
PIMCO Low Duration Fund	2,211,020	531,005
PIMCO Real Return Fund	12,932,050	20,157,110
PIMCO Total Return Fund	113,420,243	124,846,988
Pioneer Emerging Markets Fund — Class A Shares
Pioneer Emerging Markets Fund	12,010,777	3,561,470
Pioneer Fund — Class A Shares
Pioneer Fund	67,470	217,474
Pioneer High Yield Fund — Class A Shares
Pioneer High Yield Fund	10,785,224	3,702,390
Pioneer Real Estate Shares Fund — Class A Shares
Pioneer Real Estate Shares Fund	2,698,905	2,695,773

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
2. Investments (Continued)

	Purchases	Sales

Pioneer Growth Opportunities Fund
Pioneer Growth Opportunities Fund	$307,609	$43,241
The Putnam Fund for Growth and Income — Class A Shares
The Putnam Fund for Growth and Income	521,450	117,682
Putnam International Equity Fund — Class A Shares
Putnam International Equity Fund	278,492	593,314
Putnam Voyager Fund — Class A Shares
Putnam Voyager Fund	61,909,385	75,625,915
Seligman Capital Fund, Inc. — Class A Shares
Seligman Capital Fund, Inc.	205,524	13,048
Seligman Value Fund Series, Inc. Class A Shares
Seligman Smaller-Cap Value Fund	234,180	527,397
Templeton Funds, Inc. — Class A Shares
Templeton Foreign Fund	6,899,613	7,702,917
Templeton Growth Fund, Inc. — Class A Shares
Templeton Growth Fund, Inc.	548,962	1,350,867
Transamerica Funds — Class A Shares
Transamerica Equity	—	—
Transamerica Growth Opportunities	13,465	4,481
Transamerica Small/Mid Cap Value	712,589	166,490
Transamerica Flexible Income RTL	254,034	1,341
Van Kampen Comstock Fund — Class A Shares
Van Kampen Comstock Fund	3,419,506	1,947,720
Van Kampen Equity and Income Fund — Class A Shares
Van Kampen Equity and Income Fund	2,452,043	1,580,277
Van Kampen Mid Cap Growth Fund — Class A Shares(1)
Van Kampen Mid Cap Growth Fund	909,328	755,000

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

					AllianceBernstein	AllianceBernstein	AllianceBernstein
		AIM Mid Cap Core	AIM Constellation		Growth and Income	Large Cap Growth	International Value
	AIM Basic Value Fund	Equity Fund	Fund	AIM Charter Fund	Fund, Inc.	Fund, Inc.	Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	31,775	144,054	88,084	39,855	172,963	864,771	300,351
Units purchased	5,867	96,114	5,848	8,731,187	13,306	16,915	314,359
Units redeemed and transferred	(13,267)	(34,307)	(17,961)	(21,074)	(23,677)	(733,263)	(82,507)

Units outstanding at December 31, 2008	24,375	205,861	75,971	8,749,968	162,592	148,423	532,203
Units purchased	22,375	1,164,183	112,017	4,654,744	2,752,640	8,572,645	132,499
Units redeemed and transferred	(4,265)	(101,499)	(113,304)	(12,101,020)	(2,694,535)	(2,281,388)	(137,094)

Units outstanding at December 31, 2009	42,485	1,268,545	74,684	1,303,692	220,697	6,439,680	527,608

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

	AllianceBernstein				Allianz NFJ
	Small/Mid Cap Value	AllianceBernstein	Allianz CCM Capital	Allianz NFJ	Small-Cap Value	Allianz OCC	American Century
	Fund	Value Fund	Appreciation Fund	Dividend Value Fund	Fund	Renaissance Fund	Equity Income Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	678,143	62,609	870	164,361	1,256,373	314,058	823,183
Units purchased	258,010	18,859	18,370	226,784	408,546	24,009	395,117
Units redeemed and transferred	(148,732)	(18,398)	(11,963)	(38,236)	(327,098)	(51,804)	(632,535)

Units outstanding at December 31, 2008	787,421	63,070	7,277	352,909	1,337,821	286,263	585,765
Units purchased	49,440	24,791	1,205	339,198	128,336	174,819	647,510
Units redeemed and transferred	(663,390)	(7,214)	(398)	(113,148)	(424,249)	(216,649)	(892,247)

Units outstanding at December 31, 2009	173,471	80,647	8,084	578,959	1,041,908	244,433	341,028

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

			American Funds	American Funds	American Funds	American Funds
	American Century	American Funds Bond	EuroPacific Growth	Growth Fund of	Income Fund of	Investment Company	BlackRock Basic
	Ultra® Fund	Fund of America	Fund	America	America	of America	Value Fund, Inc.
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	9,079	9,228,500	5,065,023	12,966,067	5,596,640	8,093,176	2,607,637
Units purchased	—	3,165,494	1,713,872	4,788,882	540,781	680,314	2,174,263
Units redeemed and transferred	(525)	(2,824,091)	(714,345)	(3,104,312)	(1,290,611)	(1,942,254)	(1,736,094)

Units outstanding at December 31, 2008	8,554	9,569,903	6,064,550	14,650,637	4,846,810	6,831,236	3,045,806
Units purchased	—	4,862,884	3,260,687	4,934,959	1,856,238	2,904,645	7,801,520
Units redeemed and transferred	(78)	(5,928,468)	(1,548,406)	(9,152,667)	(2,371,631)	(3,486,578)	(5,677,419)

Units outstanding at December 31, 2009	8,476	8,504,319	7,776,831	10,432,929	4,331,417	6,249,303	5,169,907

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

			BlackRock		BlackRock		BlackRock
	BlackRock Total	BlackRock High	Fundamental Growth	BlackRock Global	International Index	BlackRock Small Cap	Government Income
	Return Fund	Income Fund	Fund, Inc.	SmallCap Fund, Inc.	Fund	Index Fund	Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	3,881,872	2,687	3,602,979	126,850	62,702	20,933	732,123
Units purchased	165,684	26,319	10,040,057	448	1,344	362	1,188,047
Units redeemed and transferred	(3,214,970)	(11,281)	(8,188,946)	(34,054)	(19,201)	(2,841)	(849,355)

Units outstanding at December 31, 2008	832,586	17,725	5,454,090	93,244	44,845	18,454	1,070,815
Units purchased	413,791	58,579	2,187,006	5,248	918	—	11,104,457
Units redeemed and transferred	(333,499)	(9,726)	(2,136,541)	(11,579)	(4,113)	(8,685)	(7,608,229)

Units outstanding at December 31, 2009	912,878	66,578	5,504,555	86,913	41,650	9,769	4,567,043

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	International	Global Allocation	Global Growth	S&P 500	Short-Term	Large Cap	Large Cap
	Value Fund	Fund, Inc.	Fund, Inc.	Index Fund	Bond Fund	Core Fund	Growth Fund
	Subaccount	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	53,666	7,146,732	—	1,276,769	47,762	676,299	231,015
Units purchased	68,749	4,662,779	24,257	5,379,518	2,820	169,655	117,284
Units redeemed and transferred	(20,934)	(4,229,569)	(6,439)	(5,400,552)	(14,623)	(181,282)	(79,001)

Units outstanding at December 31, 2008	101,481	7,579,942	17,818	1,255,735	35,959	664,672	269,298
Units purchased	53,725	6,270,144	131,832	535,133	1,669	170,577	4,971,464
Units redeemed and transferred	(24,778)	(3,588,960)	(31,636)	(730,217)	(7,688)	(116,022)	(527,555)

Units outstanding at December 31, 2009	130,428	10,261,126	118,014	1,060,651	29,940	719,227	4,713,207

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

	BlackRock	BlackRock	Cohen & Steers			Columbia Marsico	Davis New York
	Large Cap	Value Opportunities	Realty Income	Columbia	Columbia Acorn	Growth	Venture Fund,
	Value Fund	Fund, Inc.	Fund, Inc.	Acorn USA	International	Fund	Inc.
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	540,088	851,692	930,955	458,523	65,678	5,512,490	4,247,620
Units purchased	97,173	112,881	40,165	774,174	117,868	3,294,802	3,212,532
Units redeemed and transferred	(142,063)	(143,066)	(875,790)	(112,983)	(28,030)	(1,367,007)	(3,597,466)

Units outstanding at December 31, 2008	495,198	821,507	95,330	1,119,714	155,516	7,440,285	3,862,686
Units purchased	89,240	450,926	—	174,979	103,478	1,093,155	11,462,611
Units redeemed and transferred	(79,784)	(551,479)	(15,737)	(200,687)	(40,909)	(7,887,055)	(2,754,700)

Units outstanding at December 31, 2009	504,654	720,954	79,593	1,094,006	218,085	646,385	12,570,597

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

		Dreyfus	Eaton Vance	Eaton Vance	Federated Capital	Federated	Fidelity Advisor
	Delaware Trend	Appreciation	Floating-Rate	Large-Cap	Appreciation	Kaufmann	Equity Growth
	Fund®	Fund, Inc.	Fund	Value Fund	Fund	Fund	Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	508,027	2,397,705	183,139	1,713,689	2,232,161	1,131,676	6,571,028
Units purchased	106,129	1,499,357	54,440	847,684	1,286,057	371,420	3,340,620
Units redeemed and transferred	(131,123)	(565,828)	(96,531)	(680,758)	(541,998)	(543,735)	(6,110,371)

Units outstanding at December 31, 2008	483,033	3,331,234	141,048	1,880,614	2,976,220	959,361	3,801,277
Units purchased	264,343	705,675	83,221	3,816,079	1,818,816	168,967	78,090
Units redeemed and transferred	(317,109)	(3,881,493)	(26,206)	(244,167)	(545,891)	(125,133)	(3,713,360)

Units outstanding at December 31, 2009	430,267	155,416	198,063	5,452,526	4,249,145	1,003,195	166,007

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity Advisor				JPMorgan Multi-	JPMorgan Small	Lord Abbett
	Mid Cap Growth	Fidelity Advisor	Janus Forty	Janus Enterprise	Cap Market	Cap Growth	Affiliated Fund,
	Fund	Overseas Fund	Fund	Fund	Neutral Fund	Fund	Inc.
	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	157,360	235,192	5,392,890	1,140,082	63,377	36,393	1,503,152
Units purchased	—	226,710	1,604,658	455,560	37,332	32,939	623,485
Units redeemed and transferred	(20,757)	(224,771)	(3,939,984)	(635,297)	(42,199)	(9,391)	(538,678)

Units outstanding at December 31, 2008	136,603	237,131	3,057,564	960,345	58,510	59,941	1,587,959
Units purchased	1,536	50,524	500,164	741,494	40,426	69,669	1,987,134
Units redeemed and transferred	(22,992)	(82,698)	2,216,214	(1,012,249)	(9,598)	(11,199)	(3,388,836)

Units outstanding at December 31, 2009	115,147	204,957	5,773,942	689,590	89,338	118,411	186,257

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

	Lord Abbett	Lord Abbett Mid-	Ready Assets				Oppenheimer
	Bond-Debenture	Cap Value Fund,	Prime Money	MFS® Core	MFS® Research	MFS® Mid Cap	Capital
	Fund, Inc.	Inc.	Fund	Growth Fund	International Fund	Growth Fund	Appreciation Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	1,509,032	2,700,324	5,230,743	2,169,517	413,335	284,288	84,926
Units purchased	122,953	336,798	13,323,732	2,668,759	738,141	92,187	21,127
Units redeemed and transferred	(334,674)	(991,889)	(13,483,781)	(4,432,240)	(719,096)	(63,828)	(24,611)

Units outstanding at December 31, 2008	1,297,311	2,045,233	5,070,694	406,036	432,380	312,647	81,442
Units purchased	780,129	907,201	6,298,972	1,732,375	839,716	229,246	22,781
Units redeemed and transferred	(694,964)	(1,100,488)	(8,974,434)	(1,948,184)	(819,797)	(284,151)	(17,121)

Units outstanding at December 31, 2009	1,382,476	1,851,946	2,395,232	190,227	452,299	257,742	87,102

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

			Oppenheimer Main	Oppenheimer Quest	PIMCO
	Oppenheimer Global	Oppenheimer Main	Street Small Cap	Opportunity Value	CommodityRealReturn	PIMCO Low Duration	PIMCO Real Return
	Fund	Street Fund®	Fund®	Fund	Strategy Fund	Fund	Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	365,906	257,202	107,504	72,478	2,080,852	63,650	2,728,125
Units purchased	32,257	28,052	29,142	1,593,015	906,162	80,355	2,242,817
Units redeemed and transferred	(105,403)	(36,191)	(41,706)	(22,213)	(1,051,175)	(49,584)	(1,406,621)

Units outstanding at December 31, 2008	292,760	249,063	94,940	1,643,280	1,935,839	94,421	3,564,321
Units purchased	283,037	554,840	27,125	194,059	369,189	192,315	1,061,429
Units redeemed and transferred	(206,583)	(587,179)	(26,222)	(1,632,244)	(614,308)	(38,654)	(1,751,394)

Units outstanding at December 31, 2009	369,214	216,724	95,843	205,095	1,690,720	248,082	2,874,356

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

	PIMCO Total Return	Pioneer Emerging		Pioneer High Yield	Pioneer Real Estate	Pioneer Growth	The Putnam Fund for
	Fund	Markets Fund	Pioneer Fund	Fund	Shares Fund	Opportunities Fund	Growth and Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount	Subaccount
Units outstanding at January 1, 2008	17,760,049	255,854	120,480	172,693	—	64,267	40,373
Units purchased	12,518,378	300,717	24,412	44,960	950,825	10,275	4,330
Units redeemed and transferred	(5,262,814)	(158,110)	(28,097)	(73,610)	(192,956)	(22,974)	(15,688)

Units outstanding at December 31, 2008	25,015,613	398,461	116,795	144,043	757,869	51,568	29,015
Units purchased	14,011,730	1,298,923	6,333	1,072,235	452,976	27,709	91,332
Units redeemed and transferred	(15,886,597)	(327,583)	(23,510)	(318,552)	(316,817)	(53,963)	(58,253)

Units outstanding at December 31, 2009	23,140,746	1,369,801	99,618	897,726	894,028	25,314	62,094

r

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

	Putnam			Seligman
	International		Seligman Capital	Smaller-Cap Value	Templeton Foreign	Templeton Growth
	Equity Fund	Putnam Voyager Fund	Fund, Inc.	Fund	Fund	Fund, Inc.	Transamerica Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)
Units outstanding at January 1, 2008	302,033	69,206	1,848	183,263	1,588,818	893,833	—
Units purchased	32,991	601	4,663	14,628	436,934	143,511	—
Units redeemed and transferred	(102,446)	(18,710)	(229)	(44,467)	(382,861)	(228,716)	—

Units outstanding at December 31, 2008	232,578	51,097	6,282	153,424	1,642,891	808,628	—
Units purchased	140,428	5,766,040	26,654	120,525	942,584	220,704	—
Units redeemed and transferred	(167,019)	(5,462,804)	(1,537)	(139,263)	(998,062)	(291,854)	—

Units outstanding at December 31, 2009	205,987	354,333	31,399	134,686	1,587,413	737,478	—

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Growth	Transamerica Small/Mid	Transamerica Flexible	Van Kampen Comstock	Van Kampen Equity	Van Kampen Mid Cap
	Opportunities	Cap Value	Income RTL	Fund	and Income Fund	Growth Fund
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount	Subaccount(1)
Units outstanding at January 1, 2008	—	—		1,246,694	5,620,518	—
Units purchased	—	872,353		2,232,082	44,030	618,361
Units redeemed and transferred	—	(828,630)		(2,387,020)	(5,201,058)	(304,967)

Units outstanding at December 31, 2008	—	43,723		1,091,756	463,490	313,394
Units purchased	2,077	88,986	250,438	561,012	466,118	302,736
Units redeemed and transferred	(546)	(12,822)	(8)	(485,927)	(415,412)	(274,801)

Units outstanding at December 31, 2009	1,531	119,887	250,430	1,166,841	514,196	341,329

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
AIM Basic Value Fund
	12/31/2009	42,485	$9.15	to	$8.92	$383,058	2.15%	1.25%	to	1.75%	49.67%	to	48.93%
	12/31/2008	24,375	6.12	to	5.99	147,443	0.17	1.25	to	1.75	(52.47)	to	(52.71)
	12/31/2007	31,775	12.86	to	12.70	405,376	0.05	1.25	to	1.65	(0.25)	to	(0.65)
	12/31/2006	34,096	12.77	to	12.89	433,771	0.08	1.25	to	1.65	11.27	to	11.71
	12/31/2005	23,755	11.47	to	11.53	273,135	—	1.25	to	1.65	1.81	to	2.15

AIM Mid Cap Core Equity Fund
	12/31/2009	1,268,545	12.55	to	12.23	15,716,671	0.14	1.25	to	1.75	28.55	to	27.91
	12/31/2008	205,861	9.76	to	9.56	1,987,232	1.00	1.25	to	1.75	(28.40)	to	(28.75)
	12/31/2007	144,054	13.63	to	13.45	1,947,844	1.52	1.25	to	1.65	8.48	to	8.04
	12/31/2006	74,448	12.45	to	12.56	928,001	0.82	1.25	to	1.65	9.24	to	9.67
	12/31/2005	48,827	11.39	to	11.44	557,165	—	1.25	to	1.65	2.84	to	3.18

AIM Constellation Fund
	12/31/2009	74,684	11.43	to	11.43	853,447	0.34	1.30	to	1.30	18.98	to	18.98
	12/31/2008	75,971	9.60	to	9.60	729,653	—	1.30	to	1.30	(43.42)	to	(43.42)
	12/31/2007	88,084	16.97	to	16.97	1,494,869	—	1.30	to	1.30	10.53	to	10.53
	12/31/2006	113,321	15.35	to	15.35	1,735,374	—	1.30	to	1.30	4.46	to	4.46
	12/31/2005	108,732	14.69	to	14.69	1,597,330	—	1.30	to	1.30	7.02	to	7.02

AIM Charter Fund
	12/31/2009	1,303,692	10.74	to	10.74	13,999,976	0.16	1.30	to	1.30	28.50	to	28.50
	12/31/2008	8,749,968	8.36	to	8.36	73,125,628	3.34	1.30	to	1.30	(29.41)	to	(29.41)
	12/31/2007	39,855	11.84	to	11.84	471,711	1.37	1.30	to	1.30	6.97	to	6.97
	12/31/2006(1)	39,727	11.06	to	11.06	439,440	0.98	1.30	to	1.30	14.74	to	14.74

AllianceBernstein Growth and Income Fund, Inc.
	12/31/2009	220,697	13.33	to	13.33	2,942,552	0.29	1.30	to	1.30	19.37	to	19.37
	12/31/2008	162,592	11.17	to	11.17	1,816,086	1.36	1.30	to	1.30	(41.55)	to	(41.55)
	12/31/2007	172,963	19.10	to	19.10	3,304,164	0.52	1.30	to	1.30	4.11	to	4.11
	12/31/2006	1,085,735	18.34	to	18.34	19,917,440	0.27	1.30	to	1.30	15.39	to	15.39
	12/31/2005	1,478,065	15.89	to	15.89	23,489,772	0.52	1.30	to	1.30	2.41	to	2.41

AllianceBernstein International Value Fund
	12/31/2009	527,608	6.34	to	6.25	3,319,287	1.45	1.25	to	1.75	32.56	to	31.90
	12/31/2008	532,203	4.79	to	4.74	2,533,174	0.00	1.25	to	1.75	(54.14)	to	(54.38)
	12/31/2007(1)	300,351	10.43	to	10.40	3,124,352	3.87	1.25	to	1.65	(1.10)	to	(1.36)

AllianceBernstein Large Cap Growth Fund, Inc.
	12/31/2009	6,439,680	15.01	to	15.01	96,664,900	—	1.30	to	1.30	39.33	to	39.33
	12/31/2008	148,423	10.77	to	10.77	1,599,080	—	1.30	to	1.30	(32.57)	to	(32.57)
	12/31/2007	864,771	15.97	to	15.97	13,811,981	—	1.30	to	1.30	12.26	to	12.26
	12/31/2006	191,566	14.22	to	14.22	2,724,110	—	1.30	to	1.30	(2.22)	to	(2.22)
	12/31/2005	450,951	14.54	to	14.54	6,557,830	—	1.30	to	1.30	12.64	to	12.64

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
AllianceBernstein Small/Mid Cap Value Fund
	12/31/2009	173,471	$12.16	to	$11.84	$2,081,637	0.21%	1.25%	to	1.75%	40.05%	to	39.35%
	12/31/2008	787,421	8.68	to	8.50	6,765,917	0.65	1.25	to	1.75	(35.41)	to	(35.73)
	12/31/2007	678,143	13.43	to	13.26	9,037,419	0.10	1.25	to	1.65	0.99	to	0.58
	12/31/2006	1,777,261	13.18	to	13.30	23,503,229	1.04	1.25	to	1.65	11.73	to	12.18
	12/31/2005	867,136	11.79	to	11.85	10,241,711	0.00	1.25	to	1.65	3.75	to	4.09

AllianceBernstein Value Fund
	12/31/2009	80,647	8.64	to	8.41	689,207	1.87	1.25	to	1.75	17.59	to	17.00
	12/31/2008	63,070	7.34	to	7.19	458,700	2.35	1.25	to	1.75	(42.64)	to	(42.93)
	12/31/2007	62,609	12.80	to	12.63	794,586	1.86	1.25	to	1.65	(5.70)	to	(6.08)
	12/31/2006	46,250	13.44	to	13.56	624,721	2.44	1.25	to	1.65	19.19	to	19.66
	12/31/2005	11,071	11.27	to	11.33	125,158	5.95	1.25	to	1.65	1.25	to	1.58

Allianz CCM Capital Appreciation Fund
	12/31/2009	8,084	7.99	to	7.83	63,886	0.24	1.25	to	1.75	20.92	to	20.32
	12/31/2008	7,277	6.60	to	6.51	47,686	—	1.25	to	1.75	(43.52)	to	(43.80)
	12/31/2007(1)	870	11.69	to	11.60	10,168	0.66	1.25	to	1.65	15.59	to	15.13

Allianz NFJ Dividend Value Fund
	12/31/2009	578,959	7.22	to	7.11	4,144,207	4.06	1.25	to	1.75	11.51	to	10.95
	12/31/2008	352,909	6.47	to	6.41	2,271,616	3.07	1.25	to	1.75	(37.08)	to	(37.39)
	12/31/2007(1)	164,361	10.28	to	10.24	1,684,813	3.29	1.25	to	1.65	(2.28)	to	(2.54)

Allianz NFJ Small-Cap Value Fund
	12/31/2009	1,041,908	13.28	to	12.94	17,854,020	1.90	1.25	to	1.75	22.40	to	21.80
	12/31/2008	1,337,821	10.85	to	10.62	19,660,461	1.39	1.25	to	1.75	(27.42)	to	(27.78)
	12/31/2007	1,256,373	14.94	to	14.75	25,245,515	1.58	1.25	to	1.65	4.73	to	4.31
	12/31/2006	2,015,746	14.13	to	21.53	41,281,000	1.96	1.25	to	1.65	16.56	to	17.03
	12/31/2005	2,458,212	12.12	to	18.39	44,198,581	1.75	1.25	to	1.65	8.47	to	8.91

Allianz OCC Renaissance Fund
	12/31/2009	244,433	9.69	to	9.44	4,439,166	1.59	1.25	to	1.75	31.91	to	31.25
	12/31/2008	286,263	7.35	to	7.19	3,943,244	1.16	1.25	to	1.75	(40.81)	to	(41.11)
	12/31/2007	314,058	12.41	to	12.25	7,219,674	0.18	1.25	to	1.65	4.17	to	3.75
	12/31/2006	397,778	11.80	to	22.60	8,804,701	—	1.25	to	1.65	10.11	to	10.55
	12/31/2005	453,832	10.71	to	20.44	9,146,319	—	1.25	to	1.65	(5.23)	to	(4.86)

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

American Century Equity Income Fund
	12/31/2009	341,028	$11.04	to	$10.76	$5,017,894	2.76%	1.25%	to	1.75%	10.56%	to	10.01%
	12/31/2008	585,765	9.99	to	9.78	7,847,091	2.88	1.25	to	1.75	(21.29)	to	(21.68)
	12/31/2007	823,183	12.68	to	12.52	14,045,507	1.93	1.25	to	1.65	0.11	to	(0.29)
	12/31/2006	2,811,676	12.55	to	17.16	47,845,002	2.52	1.25	to	1.65	17.29	to	17.76
	12/31/2005	603,116	10.69	to	14.58	8,537,890	1.75	1.25	to	1.65	0.48	to	0.88
American Century Ultra® Fund
	12/31/2009	8,476	9.64	to	9.39	80,570	0.26	1.25	to	1.75	33.37	to	32.71
	12/31/2008	8,554	7.23	to	7.08	61,135	0.21	1.25	to	1.75	(42.67)	to	(42.96)
	12/31/2007	9,079	12.61	to	12.45	113,494	—	1.25	to	1.65	19.95	to	19.47
	12/31/2006	19,455	10.41	to	10.51	207,427	—	1.25	to	1.65	(5.12)	to	(4.74)
	12/31/2005	17,385	10.97	to	11.02	191,299	—	1.25	to	1.65	1.86	to	2.20
American Funds Bond Fund of America
	12/31/2009	8,504,319	10.78	to	10.50	96,958,825	4.67	1.25	to	1.75	13.51	to	12.94
	12/31/2008	9,569,903	9.50	to	9.30	98,385,049	6.08	1.25	to	1.75	(13.41)	to	(13.84)
	12/31/2007	9,228,500	10.96	to	10.82	108,102,731	12.95	1.25	to	1.65	2.05	to	1.64
	12/31/2006	7,548,612	10.64	to	12.94	88,243,844	6.29	1.25	to	1.65	4.13	to	4.55
	12/31/2005	9,259,721	10.21	to	12.38	112,235,081	5.21	1.25	to	1.65	0.23	to	0.61
American Funds EuroPacific Growth Fund
	12/31/2009	7,776,831	15.44	to	15.04	118,530,713	2.19	1.25	to	1.75	37.38	to	36.69
	12/31/2008	6,064,550	11.24	to	11.00	67,447,841	1.88	1.25	to	1.75	(41.32)	to	(41.61)
	12/31/2007	5,065,023	19.14	to	18.89	96,202,473	2.33	1.25	to	1.65	17.39	to	16.92
	12/31/2006	3,232,366	16.15	to	16.30	52,390,531	—	1.25	to	1.65	19.79	to	20.27
	12/31/2005	1,144,605	13.48	to	13.54	15,455,662	6.19	1.25	to	1.65	14.55	to	14.93
American Funds Growth Fund of America
	12/31/2009	10,432,929	11.84	to	11.53	150,482,603	0.85	1.25	to	1.75	32.91	to	32.25
	12/31/2008	14,650,637	8.91	to	8.72	153,162,512	0.80	1.25	to	1.75	(39.86)	to	(40.16)
	12/31/2007	12,966,067	14.80	to	14.61	234,685,860	1.60	1.25	to	1.65	9.52	to	9.08
	12/31/2006	15,846,398	13.39	to	18.93	265,482,796	1.15	1.25	to	1.65	9.09	to	9.53
	12/31/2005	15,586,842	12.27	to	17.29	255,622,408	0.72	1.25	to	1.65	11.43	to	12.72
American Funds Income Fund of America
	12/31/2009	4,331,417	11.49	to	11.19	61,396,556	5.05	1.25	to	1.75	22.85	to	22.24
	12/31/2008	4,846,810	9.35	to	9.15	56,172,038	4.87	1.25	to	1.75	(29.88)	to	(30.23)
	12/31/2007	5,596,640	13.33	to	13.16	93,488,679	4.26	1.25	to	1.65	2.40	to	1.99
	12/31/2006	6,015,193	12.89	to	18.04	102,739,953	4.61	1.25	to	1.65	18.26	to	18.78
	12/31/2005	9,609,974	10.90	to	15.18	143,381,702	3.81	1.25	to	1.65	0.14	to	2.07

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

					Unit Fair Value					Expense			Total Return***
					Corresponding to					Ratio**			Corresponding to
		Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

American Funds Investment Company of America
12/31/2009			6,249,303		$10.96	to	$10.68	$84,215,179	2.56%	1.25%	to	1.75%	25.63%	to	25.01%
12/31/2008			6,831,236		8.73	to	8.54	73,770,208	2.40	1.25	to	1.75	(35.62)	to	(35.94)
12/31/2007			8,093,176		13.55	to	13.37	138,603,402	1.83	1.25	to	1.65	4.50	to	4.08
12/31/2006			7,382,050		12.84	to	17.46	123,367,023	2.21	1.25	to	1.65	14.01	to	14.46
12/31/2005			7,605,568		11.26	to	15.26	113,363,773	2.22	1.25	to	1.65	3.18	to	5.46
BlackRock Basic Value Fund, Inc.
12/31/2009			5,169,907		10.75	to	10.47	58,749,154	3.71	1.25	to	1.75	28.83	to	28.19
12/31/2008			3,045,806		8.34	to	8.17	30,468,594	2.41	1.25	to	1.75	(37.45)	to	(37.76)
12/31/2007			2,607,637		13.33	to	13.16	40,425,632	1.82	1.25	to	1.65	(0.34)	to	(0.74)
12/31/2006			1,246,325		13.25	to	19.33	23,123,372	1.44	1.25	to	1.65	20.31	to	20.79
12/31/2005			1,275,079		11.01	to	16.00	20,017,177	1.26	1.25	to	1.65	1.86	to	2.26
BlackRock Total Return Fund
12/31/2009			912,878		10.71	to	10.43	10,096,209	5.30	1.25	to	1.75	14.47	to	13.90
12/31/2008			832,586		9.35	to	9.16	8,078,125	5.01	1.25	to	1.75	(12.69)	to	(13.12)
12/31/2007	(1)		3,881,872		10.71	to	10.57	44,223,039	4.48	1.25	to	1.65	3.41	to	2.99
BlackRock High Income Fund
12/31/2009			66,578		10.16	to	10.02	671,117	8.60	1.25	to	1.75	55.25	to	54.47
12/31/2008			17,725		6.55	to	6.49	115,541	9.66	1.25	to	1.75	(33.15)	to	(33.49)
12/31/2007	(1)		2,687		9.79	to	9.76	26,303	7.47	1.25	to	1.65	(3.66)	to	(3.92)
BlackRock Fundamental Growth Fund, Inc.
12/31/2009			5,504,555		11.44	to	11.14	64,177,057	0.61	1.25	to	1.75	34.85	to	34.18
12/31/2008			5,454,090		8.48	to	8.30	48,617,992	—	1.25	to	1.75	(39.98)	to	(40.28)
12/31/2007			3,602,979		14.12	to	13.94	52,797,928	—	1.25	to	1.65	18.40	to	17.93
12/31/2006			974,675		11.82	to	14.53	13,816,489	—	1.25	to	1.65	1.99	to	2.40
12/31/2005			886,844		11.58	to	14.19	12,419,238	0.71	1.25	to	1.65	7.21	to	7.64
BlackRock Global SmallCap Fund, Inc.
12/31/2009			86,913		13.85	to	13.49	1,190,406	—	1.25	to	1.75	33.04	to	32.38
12/31/2008			93,244		10.41	to	10.19	961,710	0.05	1.25	to	1.75	(38.56)	to	(38.86)
12/31/2007			126,850		16.93	to	16.71	2,133,669	0.61	1.25	to	1.65	14.88	to	14.41
12/31/2006			222,612		14.60	to	14.73	3,266,855	—	1.25	to	1.65	16.19	to	16.66
12/31/2005			126,309		12.56	to	12.62	1,588,896	—	1.25	to	1.65	7.74	to	8.10
BlackRock International Index Fund
12/31/2009			41,650		12.40	to	12.08	509,053	2.46	1.25	to	1.75	26.41	to	25.78
12/31/2008			44,845		9.81	to	9.61	434,732	1.93	1.25	to	1.75	(43.16)	to	(43.44)
12/31/2007			62,702		17.25	to	17.03	1,072,623	1.57	1.25	to	1.65	8.62	to	8.19
12/31/2006			143,784		15.73	to	15.87	2,273,312	3.72	1.25	to	1.65	23.65	to	24.15
12/31/2005			39,411		12.72	to	12.78	501,573	3.15	1.25	to	1.65	7.47	to	7.83

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return ***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Small Cap Index Fund
	12/31/2009		9,769	$10.55	to	$10.28	$102,260	0.39%	1.25%	to	1.75%	24.79%	to	24.17%
	12/31/2008		18,454	8.46	to	8.28	155,126	0.87	1.25	to	1.75	(35.04)	to	(35.37)
	12/31/2007		20,933	13.01	to	12.84	271,238	—	1.25	to	1.65	(3.39)	to	(3.78)
	12/31/2006		22,918	13.34	to	13.46	305,572	—	1.25	to	1.65	15.18	to	15.64
	12/31/2005		9,883	11.58	to	11.64	114,735	1.02	1.25	to	1.65	3.45	to	3.79
BlackRock Government Income Portfolio
	12/31/2009		4,567,043	11.00	to	10.81	50,135,211	4.40	1.25	to	1.75	(1.26)	to	(1.75)
	12/31/2008		1,070,815	11.14	to	11.00	11,905,091	4.16	1.25	to	1.75	4.31	to	3.79
	12/31/2007		732,123	10.68	to	10.61	7,806,698	4.63	1.25	to	1.65	2.73	to	2.32
	12/31/2006	(1)	5,964,000	10.37	to	10.39	61,935,662	4.52	1.25	to	1.65	1.40	to	1.80
BlackRock International Value Fund
	12/31/2009		130,428	7.77	to	7.66	1,004,622	2.94	1.25	to	1.75	26.82	to	26.19
	12/31/2008		101,481	6.12	to	6.07	618,214	1.68	1.25	to	1.75	(43.66)	to	(43.94)
	12/31/2007	(1)	53,666	10.86	to	10.83	581,882	3.16	1.25	to	1.65	3.23	to	2.96
BlackRock Global Allocation Fund, Inc.
	12/31/2009		10,261,126	14.79	to	14.41	179,992,638	2.24	1.25	to	1.75	20.13	to	19.54
	12/31/2008		7,579,942	12.31	to	12.05	112,206,187	4.30	1.25	to	1.75	(21.59)	to	(21.99)
	12/31/2007		7,146,732	15.70	to	15.49	143,353,538	3.18	1.25	to	1.65	15.19	to	14.73
	12/31/2006		4,868,518	13.50	to	20.76	87,632,418	1.93	1.25	to	1.65	14.00	to	14.45
	12/31/2005		5,915,432	11.83	to	18.14	102,250,469	1.94	1.25	to	1.65	8.48	to	8.91
BlackRock Global Growth Fund, Inc.
	12/31/2009		118,014	8.16	to	8.09	957,196	2.78	1.25	to	1.75	34.49	to	33.82
	12/31/2008	(1)	17,818	6.07	to	6.04	107,828	2.00	1.25	to	1.75	(42.05)	to	(42.24)
BlackRock S&P 500 Index Fund
	12/31/2009		1,060,651	10.17	to	9.90	12,761,537	1.67	1.25	to	1.75	24.24	to	23.63
	12/31/2008		1,255,735	8.18	to	8.01	12,446,125	0.67	1.25	to	1.75	(38.12)	to	(38.43)
	12/31/2007		1,276,769	13.22	to	13.05	20,514,281	1.70	1.25	to	1.65	3.60	to	3.19
	12/31/2006		2,115,029	12.64	to	16.96	34,014,150	1.14	1.25	to	1.65	13.24	to	13.70
	12/31/2005		1,471,028	11.15	to	14.92	20,492,658	2.37	1.25	to	1.65	2.63	to	3.04
BlackRock Short-Term Bond Fund
	12/31/2009		29,940	10.71	to	10.43	316,882	3.53	1.25	to	1.75	11.40	to	10.84
	12/31/2008		35,959	9.62	to	9.41	333,002	3.63	1.25	to	1.75	(8.33)	to	(8.79)
	12/31/2007		47,193	10.48	to	10.35	486,861	3.91	1.25	to	1.65	1.86	to	1.45
	12/31/2006		204,000	10.20	to	10.29	2,087,343	3.63	1.25	to	1.65	2.27	to	2.67
	12/31/2005		443,000	9.96	to	10.01	4,418,000	3.22	1.25	to	1.65	(0.07)	to	0.26

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Large Cap Core Fund
	12/31/2009	719,227	$10.57	to	$10.30	$7,499,229	1.20%	1.25%	to	1.75%	18.97%	to	18.37%
	12/31/2008	664,672	8.89	to	8.70	5,841,540	—	1.25	to	1.75	(38.28)	to	(38.59)
	12/31/2007	676,299	14.39	to	14.21	9,657,610	—	1.25	to	1.65	3.50	to	3.08
	12/31/2006	421,170	13.77	to	13.90	5,825,289	—	1.25	to	1.65	10.90	to	11.34
	12/31/2005	189,103	12.41	to	12.48	2,352,421	—	1.25	to	1.65	7.16	to	7.51
BlackRock Large Cap Growth Fund
	12/31/2009	4,713,207	11.10	to	10.81	51,626,825	0.28	1.25	to	1.75	29.32	to	28.68
	12/31/2008	269,298	8.58	to	8.40	2,286,968	—	1.25	to	1.75	(37.75)	to	(38.07)
	12/31/2007	231,015	13.78	to	13.60	3,158,610	—	1.25	to	1.65	6.65	to	6.22
	12/31/2006	137,963	12.80	to	12.91	1,767,751	—	1.25	to	1.65	4.69	to	5.11
	12/31/2005	84,573	12.22	to	12.28	1,035,794	—	1.25	to	1.65	9.07	to	9.43
BlackRock Large Cap Value Fund
	12/31/2009	504,654	10.62	to	10.35	5,290,369	0.97	1.25	to	1.75	12.72	to	12.16
	12/31/2008	495,198	9.43	to	9.23	4,620,336	0.55	1.25	to	1.75	(36.53)	to	(36.85)
	12/31/2007	540,088	14.84	to	14.65	7,954,455	0.05	1.25	to	1.65	3.42	to	3.01
	12/31/2006	382,489	14.22	to	14.34	5,458,163	0.03	1.25	to	1.65	13.84	to	14.30
	12/31/2005	746,380	12.48	to	12.54	9,333,413	—	1.25	to	1.65	6.87	to	7.23
BlackRock Value Opportunities Fund, Inc.
	12/31/2009	720,954	9.43	to	9.19	10,316,460	0.13	1.25	to	1.75	26.05	to	25.42
	12/31/2008	821,507	7.48	to	7.33	9,423,484	—	1.25	to	1.75	(42.00)	to	(42.29)
	12/31/2007	851,692	12.90	to	12.73	16,947,881	—	1.25	to	1.65	(2.63)	to	(3.02)
	12/31/2006	1,299,634	13.12	to	21.11	26,991,356	—	1.25	to	1.65	10.23	to	10.67
	12/31/2005	1,211,776	11.90	to	19.08	22,855,390	—	1.25	to	1.65	7.96	to	8.39
Cohen & Steers Realty Income Fund, Inc.
	12/31/2009	79,593	10.22	to	9.95	802,938	3.70	1.25	to		35.72	to	35.05
	12/31/2008	95,330	7.53	to	7.37	710,534	3.10	1.25	to	1.75	(36.90)	to	(37.22)
	12/31/2007	930,955	11.93	to	11.77	11,015,857	4.15	1.25	to	1.65	(21.40)	to	(21.71)
	12/31/2006	956,083	15.03	to	15.17	14,420,288	4.56	1.25	to	1.65	27.73	to	28.24
	12/31/2005	471,069	11.76	to	11.82	5,551,657	6.42	1.25	to	1.65	8.17	to	8.53
Columbia Acorn USA
	12/31/2009	1,094,006	11.48	to	11.18	12,394,552	—	1.25	to	1.75	39.32	to	38.63
	12/31/2008	1,119,714	8.24	to	8.06	9,126,948	—	1.25	to	1.75	(40.16)	to	(40.46)
	12/31/2007	458,523	13.76	to	13.58	6,255,497	—	1.25	to	1.65	1.84	to	1.43
	12/31/2006	1,866,188	13.38	to	13.50	25,057,328	—	1.25	to	1.65	6.13	to	6.56
	12/31/2005	560,626	12.60	to	12.67	7,080,492	—	1.25	to	1.65	8.56	to	8.92

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Columbia Acorn International
	12/31/2009		218,085	$8.94	to	$8.82	$1,934,466	1.46%	1.25%	to	1.75%	48.53%	to	47.79%
	12/31/2008		155,516	6.02	to	5.97	931,524	0.17	1.25	to	1.75	(46.79)	to	(47.05)
	12/31/2007	(1)	65,678	11.31	to	11.27	741,021	0.44	1.25	to	1.65	6.02	to	5.74
Columbia Marsico Growth Fund
	12/31/2009		646,385	8.49	to	8.33	5,430,795	0.61	1.25	to	1.75	27.47	to	26.84
	12/31/2008		7,440,285	6.66	to	6.56	49,200,138	0.04	1.25	to	1.75	(42.78)	to	(43.07)
	12/31/2007		5,512,490	11.63	to	11.55	63,833,291	0.08	1.25	to	1.65	12.50	to	12.05
	12/31/2006	(1)	141,000	10.30	to	10.33	1,446,893	—	1.25	to	1.65	2.01	to	2.28
Davis New York Venture Fund, Inc.
	12/31/2009		12,570,597	10.80	to	10.52	164,937,582	0.92	1.25	to	1.75	30.42	to	29.77
	12/31/2008		3,862,686	8.28	to	8.11	38,669,266	0.99	1.25	to	1.75	(40.81)	to	(41.10)
	12/31/2007		4,247,620	13.98	to	13.80	73,984,993	1.05	1.25	to	1.65	3.61	to	3.19
	12/31/2006		8,364,438	13.37	to	19.18	144,642,720	1.05	1.25	to	1.65	13.19	to	13.64
	12/31/2005		3,746,420	11.80	to	16.88	60,548,810	0.72	1.25	to	1.65	8.82	to	9.26
Delaware Trend Fund®
	12/31/2009		430,267	10.60	to	10.32	6,028,794	—	1.25	to	1.75	52.68	to	51.92
	12/31/2008		483,033	6.94	to	6.79	4,478,080	—	1.25	to	1.75	(47.94)	to	(48.20)
	12/31/2007		508,027	13.33	to	13.15	9,195,020	—	1.25	to	1.65	9.15	to	8.71
	12/31/2006		570,488	12.09	to	17.69	9,681,617	—	1.25	to	1.65	5.08	to	5.50
	12/31/2005		569,699	11.50	to	16.77	9,406,435	—	1.25	to	1.65	3.33	to	3.75
Dreyfus Appreciation Fund, Inc.
	12/31/2009		155,416	10.60	to	10.33	1,624,143	0.36	1.25	to	1.75	19.51	to	18.91
	12/31/2008		3,331,234	8.87	to	8.69	29,253,633	1.99	1.25	to	1.75	(33.25)	to	(33.58)
	12/31/2007		2,397,705	13.29	to	13.11	31,605,203	1.84	1.25	to	1.65	5.16	to	4.74
	12/31/2006		1,857,396	12.51	to	12.63	23,330,319	3.22	1.25	to	1.65	14.31	to	14.76
	12/31/2005		1,314,407	10.94	to	11.00	14,411,655	3.92	1.25	to	1.65	(1.20)	to	(0.87)
Eaton Vance Floating-Rate Fund
	12/31/2009		198,063	10.87	to	10.58	2,122,890	5.14	1.25	to	1.75	44.38	to	43.66
	12/31/2008		141,048	7.53	to	7.37	1,050,608	5.80	1.25	to	1.75	(31.37)	to	(31.71)
	12/31/2007		183,139	10.96	to	10.82	1,989,554	6.65	1.25	to	1.65	0.40	to	—
	12/31/2006		2,050,342	10.81	to	10.91	22,249,161	6.38	1.25	to	1.65	4.50	to	4.92
	12/31/2005		737,293	10.34	to	10.39	7,639,948	4.92	1.25	to	1.65	2.05	to	2.39

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Eaton Vance Large-Cap Value Fund
	12/31/2009		5,452,526	$8.09	to	$7.97	$43,796,169	1.30%	1.25%	to	1.75%	15.56%	to	14.98%
	12/31/2008		1,880,614	7.00	to	6.94	13,103,443	1.46	1.25	to	1.75	(35.32)	to	(35.65)
	12/31/2007	(1)	1,713,689	10.82	to	10.78	18,499,488	1.43	1.25	to	1.65	2.15	to	1.88
Federated Capital Appreciation Fund
	12/31/2009		4,249,145	10.85	to	10.57	45,499,672	0.84	1.25	to	1.75	12.73	to	12.17
	12/31/2008		2,976,220	9.62	to	9.42	28,343,255	0.87	1.25	to	1.75	(29.87)	to	(30.22)
	12/31/2007		2,232,161	13.71	to	13.54	30,372,806	—	1.25	to	1.65	9.17	to	8.73
	12/31/2006		15,638	12.44	to	12.56	200,718	1.18	1.25	to	1.65	14.05	to	14.51
	12/31/2005		10,446	10.91	to	10.96	114,163	1.67	1.25	to	1.65	(0.99)	to	(0.66)
Federated Kaufmann Fund
	12/31/2009		1,003,195	12.39	to	12.07	12,272,930	0.21	1.25	to	1.75	28.07	to	27.43
	12/31/2008		959,361	9.68	to	9.47	9,187,585	—	1.25	to	1.75	(42.97)	to	(43.25)
	12/31/2007		1,131,676	16.96	to	16.74	19,038,696	—	1.25	to	1.65	19.83	to	19.35
	12/31/2006		250,328	14.02	to	14.14	3,525,815	—	1.25	to	1.65	12.65	to	13.10
	12/31/2005		141,446	12.44	to	12.50	1,761,936	—	1.25	to	1.65	9.70	to	10.06
Fidelity Advisor Equity Growth Fund
	12/31/2009		166,007	9.76	to	9.51	2,041,584	—	1.25	to	1.75	26.32	to	25.69
	12/31/2008		3,801,277	7.73	to	7.56	37,300,363	0.15	1.25	to	1.75	(47.64)	to	(47.90)
	12/31/2007		6,571,028	14.75	to	14.56	123,162,829	—	1.25	to	1.65	24.67	to	24.17
	12/31/2006		104,337	11.72	to	15.04	1,522,425	—	1.25	to	1.65	4.75	to	5.17
	12/31/2005		114,530	11.18	to	14.30	1,604,523	—	1.25	to	1.65	3.61	to	4.02
Fidelity Advisor Mid Cap Growth Fund
	12/31/2009		115,147	15.53	to	15.53	1,788,539	0.37	1.30	to	1.30	44.89	to	44.89
	12/31/2008		136,603	10.72	to	10.72	1,464,465	—	1.30	to	1.30	(52.96)	to	(52.96)
	12/31/2007		157,360	22.78	to	22.78	3,585,244	—	1.30	to	1.30	8.22	to	8.22
	12/31/2006		191,263	21.05	to	21.05	4,034,138	—	1.30	to	1.30	11.77	to	11.77
	12/31/2005		214,414	18.83	to	18.83	4,036,396	4.00	1.30	to	1.30	6.95	to	6.95
Fidelity Advisor Overseas Fund
	12/31/2009		204,957	17.63	to	17.63	3,613,217	1.55	1.30	to	1.30	24.68	to	24.68
	12/31/2008		237,131	14.14	to	14.14	3,352,853	1.73	1.30	to	1.30	(43.79)	to	(43.79)
	12/31/2007		235,192	25.15	to	25.15	5,914,736	1.42	1.30	to	1.30	15.47	to	15.47
	12/31/2006		226,709	21.77	to	21.77	4,941,490	0.81	1.30	to	1.30	17.38	to	17.38
	12/31/2005		254,246	18.54	to	18.54	4,714,455	2.22	1.30	to	1.30	12.81	to	12.81

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Janus Forty Fund
	12/31/2009		5,773,942	$10.51	to	$10.37	$60,281,977	—%	1.25%	to	1.75%	42.04%	to	41.33%
	12/31/2008		3,057,564	7.40	to	7.33	22,530,638	—	1.25	to	1.75	(44.61)	to	(44.89)
	12/31/2007	(1)	5,392,890	13.36	to	13.31	71,891,033	0.39	1.25	to	1.65	26.49	to	26.15
Janus Enterprise Fund
	12/31/2009	(1)	689,590	12.73	to	12.70	8,769,566	—	1.25	to	1.75	41.01	to	40.30
JPMorgan Multi-Cap Market Neutral Fund
	12/31/2009		89,338	9.82	to	9.63	868,114	—	1.25	to	1.75	(1.54)	to	(2.03)
	12/31/2008		58,510	9.97	to	9.83	579,011	0.69	1.25	to	1.75	(1.62)	to	(2.11)
	12/31/2007		63,377	10.13	to	10.06	638,707	0.23	1.25	to	1.65	(4.03)	to	(4.41)
	12/31/2006	(1)	1,439,000	10.52	to	10.55	15,152,181	6.61	1.25	to	1.65	1.75	to	1.96
JPMorgan Small Cap Growth Fund
	12/31/2009		118,411	8.42	to	8.30	988,056	—	1.25	to	1.75	36.98	to	36.30
	12/31/2008		59,941	6.14	to	6.09	366,454	—	1.25	to	1.75	(44.00)	to	(44.28)
	12/31/2007	(1)	36,393	10.97	to	10.93	398,136	—	1.25	to	1.65	7.54	to	7.25
Lord Abbett Affiliated Fund, Inc.
	12/31/2009		186,257	9.81	to	9.56	1,804,545	0.39	1.25	to	1.75	17.91	to	17.32
	12/31/2008		1,587,959	8.32	to	8.15	13,077,183	1.76	1.25	to	1.75	(37.95)	to	(38.26)
	12/31/2007		1,503,152	13.41	to	13.23	19,991,034	1.30	1.25	to	1.65	2.32	to	1.91
	12/31/2006		1,206,910	12.98	to	13.10	15,712,892	1.84	1.25	to	1.65	15.63	to	16.09
	12/31/2005		67,565	11.22	to	11.27	759,523	1.86	1.25	to	1.65	0.69	to	1.02
Lord Abbett Bond-Debenture Fund, Inc.
	12/31/2009		1,382,476	12.40	to	12.08	20,482,440	7.74	1.25	to	1.75	33.82	to	33.16
	12/31/2008		1,297,311	9.27	to	9.07	14,555,134	7.23	1.25	to	1.75	(21.30)	to	(21.69)
	12/31/2007		1,509,032	11.77	to	11.62	21,719,462	7.71	1.25	to	1.65	3.97	to	3.55
	12/31/2006		1,820,151	11.21	to	14.76	25,885,660	7.23	1.25	to	1.65	8.02	to	8.46
	12/31/2005		1,955,690	10.38	to	13.61	26,208,514	6.55	1.25	to	1.65	(0.15)	to	0.25

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Lord Abbett Mid-Cap Value Fund, Inc.
	12/31/2009	1,851,946	$9.93	to	$9.68	$23,861,798	0.62%	1.25%	to	1.75%	25.10%	to	24.48%
	12/31/2008	2,045,233	7.94	to	7.77	21,246,777	1.56	1.25	to	1.75	(40.22)	to	(40.52)
	12/31/2007	2,700,324	13.28	to	13.11	45,290,483	0.35	1.25	to	1.65	(0.76)	to	(1.16)
	12/31/2006	3,550,255	13.25	to	19.57	65,886,193	0.56	1.25	to	1.65	10.47	to	10.91
	12/31/2005	2,983,170	11.99	to	17.64	50,785,717	0.44	1.25	to	1.65	6.35	to	6.77
Ready Assets Prime Money Fund
	12/31/2009	2,395,232	10.85	to	10.57	25,627,866	0.29	1.25	to	1.75	(1.01)	to	(1.50)
	12/31/2008	5,070,694	10.96	to	10.73	54,878,131	2.55	1.25	to	1.75	1.28	to	0.77
	12/31/2007	5,230,743	10.82	to	10.68	55,889,277	4.69	1.25	to	1.65	3.43	to	3.02
	12/31/2006	4,871,016	10.32	to	10.46	50,349,990	4.35	1.25	to	1.65	2.67	to	3.08
	12/31/2005	3,218,147	10.01	to	10.14	32,268,137	2.51	1.25	to	1.65	0.89	to	1.29
MFS® Core Growth Fund
	12/31/2009	190,227	12.69	to	12.69	2,413,931	0.01	1.30	to	1.30	22.50	to	22.50
	12/31/2008	406,036	10.36	to	10.36	4,206,187	—	1.30	to	1.30	(37.41)	to	(37.41)
	12/31/2007	2,169,517	16.55	to	16.55	35,898,609	—	1.30	to	1.30	13.38	to	13.38
	12/31/2006	3,058,361	14.59	to	14.59	44,625,479	—	1.30	to	1.30	7.97	to	7.97
	12/31/2005	1,618,261	13.51	to	13.51	21,861,049	—	1.30	to	1.30	5.01	to	5.01
MFS® Research International Fund
	12/31/2009	452,299	19.03	to	19.03	8,605,635	1.33	1.30	to	1.30	29.46	to	29.46
	12/31/2008	432,380	14.70	to	14.70	6,354,558	2.41	1.30	to	1.30	(43.44)	to	(43.44)
	12/31/2007	413,335	25.97	to	25.97	10,736,204	1.32	1.30	to	1.30	11.41	to	11.41
	12/31/2006	429,241	23.31	to	23.31	9,998,177	1.36	1.30	to	1.30	25.55	to	25.55
	12/31/2005	354,712	18.56	to	18.56	6,583,212	1.74	1.30	to	1.30	14.65	to	14.65
MFS® Mid Cap Growth Fund
	12/31/2009	257,742	12.30	to	12.30	3,171,455	—	1.30	to	1.30	39.81	to	39.81
	12/31/2008	312,647	8.80	to	8.80	2,751,702	—	1.30	to	1.30	(51.77)	to	(51.77)
	12/31/2007	284,288	18.24	to	18.24	5,186,264	—	1.30	to	1.30	8.03	to	8.03
	12/31/2006	289,064	16.88	to	16.88	4,882,719	—	1.30	to	1.30	0.83	to	0.83
	12/31/2005	307,176	16.74	to	16.74	5,141,195	—	1.30	to	1.30	1.33	to	1.33
Oppenheimer Capital Appreciation Fund
	12/31/2009	87,102	10.10	to	9.84	866,852	—	1.25	to	1.75	41.80	to	41.09
	12/31/2008	81,442	7.12	to	6.97	573,650	—	1.25	to	1.75	(46.60)	to	(46.87)
	12/31/2007	84,926	13.33	to	13.16	1,123,556	—	1.25	to	1.65	12.29	to	11.84
	12/31/2006	59,017	11.76	to	11.86	696,523	—	1.25	to	1.65	5.70	to	6.12
	12/31/2005	33,946	11.12	to	11.17	378,213	1.73	1.25	to	1.65	3.58	to	3.92

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Oppenheimer Global Fund
	12/31/2009		369,214	$18.49	to	$18.49	$6,825,151	0.57%	1.30%	to	1.30%	37.41%	to	37.41%
	12/31/2008		292,760	13.45	to	13.45	3,938,563	1.40	1.30	to	1.30	(41.81)	to	(41.81)
	12/31/2007		365,906	23.11	to	23.11	8,457,017	0.92	1.30	to	1.30	4.56	to	4.56
	12/31/2006		571,402	22.10	to	22.10	12,620,153	0.52	1.30	to	1.30	15.83	to	15.83
	12/31/2005		349,694	19.07	to	19.07	6,669,359	1.45	1.30	to	1.30	12.33	to	12.33
Oppenheimer Main Street Fund®
	12/31/2009		216,724	10.17		9.91	2,676,705	0.72	1.25	to	1.75	27.17	to	26.54
	12/31/2008		249,063	8.00	to	7.83	2,429,046	1.16	1.25	to	1.75	(39.54)	to	(39.84)
	12/31/2007		257,202	13.23	to	13.06	4,184,386	1.03	1.25	to	1.65	2.85	to	2.43
	12/31/2006		267,278	12.74	to	16.46	4,327,090	0.87	1.25	to	1.65	12.98	to	13.43
	12/31/2005		334,207	11.27	to	14.51	4,819,320	1.90	1.25	to	1.65	3.96	to	4.38
Oppenheimer Main Street Small Cap Fund®
	12/31/2009		95,843	11.26	to	10.96	1,063,350	0.27	1.25	to	1.75	35.25	to	34.58
	12/31/2008		94,940	8.32	to	8.15	780,209	—	1.25	to	1.75	(39.09)	to	(39.39)
	12/31/2007		107,504	13.66	to	13.48	1,454,343	0.27	1.25	to	1.65	(2.83)	to	(3.22)
	12/31/2006		63,320	13.92	to	14.05	885,155	—	1.25	to	1.65	12.72	to	13.17
	12/31/2005		217,098	12.34	to	12.41	2,686,037	—	1.25	to	1.65	7.18	to	7.54
Oppenheimer Quest Opportunity Value Fund
	12/31/2009		205,095	14.69	to	14.69	3,013,131	—	1.30	to	1.30	14.72	to	14.72
	12/31/2008		1,643,280	12.81	to	12.81	21,044,939	—	1.30	to	1.30	(21.34)	to	(21.34)
	12/31/2007		72,478	16.28	to	16.28	1,179,670	9.95	1.30	to	1.30	10.76	to	10.76
	12/31/2006		79,799	14.69	to	14.69	1,171,752	1.22	1.30	to	1.30	9.77	to	9.77
	12/31/2005		97,962	13.38	to	13.38	1,310,646	1.84	1.30	to	1.30	0.50	to	0.50
PIMCO CommodityRealReturn Strategy Fund
	12/31/2009		1,690,720	10.21	to	9.94	17,043,380	6.59	1.25	to	1.75	37.77	to	37.09
	12/31/2008		1,935,839	7.41	to	7.25	14,200,195	5.16	1.25	to	1.75	(44.44)	to	(44.72)
	12/31/2007		2,080,852	13.33	to	13.16	27,526,391	6.21	1.25	to	1.65	21.57	to	21.08
	12/31/2006		1,527,274	10.86	to	10.96	16,648,324	3.34	1.25	to	1.65	(5.08)	to	(4.70)
	12/31/2005		687,033	11.44	to	11.49	7,874,105	39.15	1.25	to	1.65	8.07	to	8.43
PIMCO Low Duration Fund
	12/31/2009		248,082	11.40	to	11.24	2,808,707	3.01	1.25	to	1.75	11.54	to	10.98
	12/31/2008		94,421	10.22	to	10.13	960,364	3.94	1.25	to	1.75	(2.96)	to	(3.44)
	12/31/2007	(1)	63,650	10.53	to	10.49	668,547	4.61	1.25	to	1.65	4.96	to	4.68

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

PIMCO Real Return Fund
	12/31/2009		2,874,356	$12.04	to	$11.73	$34,154,364	3.60%	1.25%	to	1.75%	16.98%	to	16.40%
	12/31/2008		3,564,321	10.29	to	10.08	36,313,077	3.38	1.25	to	1.75	(8.08)	to	(8.54)
	12/31/2007		2,728,125	11.19	to	11.05	30,296,947	3.91	1.25	to	1.65	9.67	to	9.23
	12/31/2006		236,797	10.11	to	10.20	2,404,439	3.30	1.25	to	1.65	(1.83)	to	(1.44)
	12/31/2005		141,243	10.29	to	10.34	1,456,557	5.71	1.25	to	1.65	0.67	to	1.00
PIMCO Total Return Fund
	12/31/2009		23,140,746	12.91	to	12.58	305,275,752	5.24	1.25	to	1.75	11.96	to	11.40
	12/31/2008		25,015,613	11.53	to	11.29	298,204,583	4.69	1.25	to	1.75	2.98	to	2.47
	12/31/2007		17,760,049	11.19	to	11.05	206,962,520	4.60	1.25	to	1.65	7.18	to	6.75
	12/31/2006		15,970,778	10.34	to	11.38	176,067,949	4.30	1.25	to	1.65	1.78	to	2.18
	12/31/2005		7,843,627	10.16	to	11.14	84,694,942	2.98	1.25	to	1.65	0.69	to	1.09
Pioneer Emerging Markets Fund
	12/31/2009		1,369,801	11.61	to	11.39	15,751,760	0.25	1.25	to	1.75	71.41	to	70.56
	12/31/2008		398,461	6.77	to	6.68	2,679,342	0.86	1.25	to	1.75	(59.56)	to	(59.76)
	12/31/2007		255,854	16.74	to	16.62	4,262,883	—	1.25	to	1.65	40.13	to	39.56
	12/31/2006	(1)	101,000	11.90	to	11.94	1,204,350	0.98	1.25	to	1.65	7.88	to	8.17
Pioneer Fund
	12/31/2009		99,618	10.86	to	10.58	1,067,054	1.29	1.25	to	1.75	22.70	to	22.08
	12/31/2008		116,795	8.85	to	8.66	1,022,033	1.12	1.25	to	1.75	(35.23)	to	(35.56)
	12/31/2007		120,480	13.66	to	13.48	1,631,501	0.81	1.25	to	1.65	3.34	to	2.93
	12/31/2006		3,302,356	13.09	to	13.21	43,375,441	0.98	1.25	to	1.65	14.43	to	14.89
	12/31/2005		920,615	11.43	to	11.49	10,547,305	1.07	1.25	to	1.65	2.80	to	3.14
Pioneer High Yield Fund
	12/31/2009		897,726	11.98	to	11.67	10,613,354	6.16	1.25	to	1.75	60.21	to	59.41
	12/31/2008		144,043	7.48	to	7.32	1,065,160	6.32	1.25	to	1.75	(37.87)	to	(38.18)
	12/31/2007		172,693	12.03	to	11.88	2,060,230	4.58	1.25	to	1.65	5.55	to	5.13
	12/31/2006		130,194	11.29	to	11.39	1,474,668	5.07	1.25	to	1.65	8.76	to	9.19
	12/31/2005		65,989	10.38	to	10.43	685,756	5.68	1.25	to	1.65	(0.52)	to	(0.20)
Pioneer Real Estate Shares Fund
	12/31/2009		894,028	8.14	to	8.07	7,248,140	3.83	1.25	to	1.75	28.54	to	27.90
	12/31/2008	(1)	757,869	6.34	to	6.31	4,791,874	4.39	1.25	to	1.75	(45.31)	to	(45.50)

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Pioneer Growth Opportunities Fund
	12/31/2009	(1)	25,314	$11.33	to	$11.31	$286,570	—%	1.25%	to	1.75%	41.24%	to	40.54%
The Putnam Fund for Growth and Income
	12/31/2009		62,094	12.67	to	12.67	786,429	1.35	1.30	to	1.30	27.73	to	27.73
	12/31/2008		29,015	9.92	to	9.92	287,697	1.92	1.30	to	1.30	(39.66)	to	(39.66)
	12/31/2007		40,373	16.43	to	16.43	663,204	1.49	1.30	to	1.30	(7.41)	to	(7.41)
	12/31/2006		48,339	17.74	to	17.74	852,488	1.08	1.30	to	1.30	14.30	to	14.30
	12/31/2005		52,723	15.51	to	15.51	817,919	2.70	1.30	to	1.30	3.76	to	3.76
Putnam International Equity Fund
	12/31/2009		205,987	15.64	to	15.64	3,220,812	2.70	1.30	to	1.30	23.65	to	23.65
	12/31/2008		232,578	12.65	to	12.65	2,941,012	0.00	1.30	to	1.30	(45.57)	to	(45.57)
	12/31/2007		302,033	23.23	to	23.23	7,015,166	2.47	1.30	to	1.30	6.96	to	6.96
	12/31/2006		336,267	21.71	to	21.71	7,295,101	2.49	1.30	to	1.30	26.55	to	26.55
	12/31/2005		330,795	17.15	to	17.15	5,672,640	4.57	1.30	to	1.30	11.09	to	11.09
Putnam Voyager Fund
	12/31/2009		354,333	14.72	to	14.72	5,215,162	2.55	1.30	to	1.30	61.86	to	61.86
	12/31/2008		51,097	9.09	to	9.09	464,619	—	1.30	to	1.30	(37.82)	to	(37.82)
	12/31/2007		69,206	14.62	to	14.62	1,011,708	—	1.30	to	1.30	3.90	to	3.90
	12/31/2006		615,831	14.07	to	14.07	8,664,549	—	1.30	to	1.30	3.84	to	3.84
	12/31/2005		1,176,166	13.54	to	13.54	15,926,793	1.42	1.30	to	1.30	4.11	to	4.11
Seligman Capital Fund, Inc.
	12/31/2009		31,399	8.36	to	8.24	260,124	—	1.25	to	1.75	47.95	to	47.22
	12/31/2008		6,282	5.65	to	5.60	35,275	—	1.25	to	1.75	(49.11)	to	(49.37)
	12/31/2007	(1)	1,848	11.09	to	11.06	20,457	—	1.25	to	1.65	4.97	to	4.69
Seligman Smaller-Cap Value Fund
	12/31/2009		134,686	17.89	to	17.89	2,409,143	—	1.30	to	1.30	34.64	to	34.64
	12/31/2008		153,424	13.28	to	13.28	2,038,238	—	1.30	to	1.30	(41.97)	to	(41.97)
	12/31/2007		183,263	22.89	to	22.89	4,194,124	—	1.30	to	1.30	4.85	to	4.85
	12/31/2006		392,334	21.82	to	21.82	8,562,053	—	1.30	to	1.30	19.78	to	19.78
	12/31/2005		210,035	18.21	to	18.21	3,825,205	—	1.30	to	1.30	(4.36)	to	(4.36)

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Templeton Foreign Fund
	12/31/2009		1,587,413	$13.41	to	$13.07	$26,004,247	2.15%	1.25%	to	1.75%	47.87%	to	47.14%
	12/31/2008		1,642,891	9.07	to	8.88	18,251,319	3.37	1.25	to	1.75	(46.79)	to	(47.06)
	12/31/2007		1,588,818	17.04	to	16.82	33,803,307	1.61	1.25	to	1.65	15.72	to	15.26
	12/31/2006		1,629,984	14.59	to	20.36	30,626,084	2.28	1.25	to	1.65	17.92	to	18.39
	12/31/2005		1,492,455	12.36	to	17.19	24,502,436	1.56	1.25	to	1.65	8.77	to	9.21
Templeton Growth Fund, Inc.
	12/31/2009		737,478	10.47	to	10.19	9,237,168	1.52	1.25	to	1.75	29.19	to	28.54
	12/31/2008		808,628	8.10	to	7.93	7,867,291	2.50	1.25	to	1.75	(44.20)	to	(44.48)
	12/31/2007		893,833	14.51	to	14.33	15,922,049	1.39	1.25	to	1.65	0.86	to	0.45
	12/31/2006		836,375	14.25	to	20.70	15,250,296	1.76	1.25	to	1.65	19.76	to	20.24
	12/31/2005		1,152,667	11.90	to	17.21	16,836,001	1.61	1.25	to	1.65	6.33	to	6.75
Transamerica Equity
	12/31/2009		—	7.94	to	7.87	—	—	1.25	to	1.75	27.67	to	27.03
	12/31/2008	(1)	—	6.22	to	6.20	—	—	1.25	to	1.75	(42.64)	to	(42.83)
Transamerica Growth Opportunities
	12/31/2009		1,531	9.00	to	8.92	13,697	—	1.25	to	1.75	33.45	to	32.78
	12/31/2008	(1)	—	6.75	to	6.72	—	—	1.25	to	1.75	(36.70)	to	(36.91)
Transamerica Small/Mid Cap Value
	12/31/2009		119,887	8.91	to	8.83	1,063,649	—	1.25	to	1.75	40.80	to	40.10
	12/31/2008	(1)	43,723	6.33	to	6.30	276,211	4.67	1.25	to	1.75	(39.10)	to	(39.31)
Transamerica Flexible Income RTL
	12/31/2009	(1)	250,430	1.02	to	1.02	254,676	0.53	1.25	to	1.75	1.72	to	1.66
Van Kampen Comstock Fund
	12/31/2009		1,166,841	10.09	to	9.83	15,622,773	1.66	1.25	to	1.75	27.84	to	27.21
	12/31/2008		1,091,756	7.89	to	7.73	11,266,605	2.08	1.25	to	1.75	(36.72)	to	(37.04)
	12/31/2007		1,246,694	12.47	to	12.30	20,577,895	2.17	1.25	to	1.65	(3.17)	to	(3.56)
	12/31/2006		2,538,903	12.75	to	19.99	47,304,242	2.37	1.25	to	1.65	14.11	to	14.57
	12/31/2005		2,671,835	11.17	to	17.45	38,616,848	1.89	1.25	to	1.65	2.44	to	2.85
Van Kampen Equity and Income Fund
	12/31/2009		514,196	15.32	to	15.32	7,878,050	1.99	1.30	to	1.30	21.92	to	21.92
	12/31/2008		463,490	12.57	to	12.57	5,824,679	2.74	1.30	to	1.30	(25.78)	to	(25.78)
	12/31/2007		5,620,518	16.93	to	16.93	95,141,822	2.36	1.30	to	1.30	1.89	to	1.89
	12/31/2006		632,603	16.61	to	16.61	10,508,508	2.26	1.30	to	1.30	11.05	to	11.05
	12/31/2005		1,390,116	14.95	to	14.95	20,784,507	4.15	1.30	to	1.30	6.39	to	6.39
Van Kampen Mid Cap Growth Fund
	12/31/2009		341,329	9.53	to	9.53	3,252,173	—	1.30	to	1.30	57.25	to	57.25
	12/31/2008	(1)	313,394	6.06	to	6.06	1,898,892	—	1.30	to	1.30	(49.09)	to	(49.09)

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The 2009 through 2007 unit value and total return ranges have been computed based on the related lowest and highest level of expense ratios. The disclosed unit value and total returns respectively relate to the lowest and highest expense ratio. The 2006 through 2005 unit value and total return ranges have been computed based on the range of lowest and highest unit values and total returns for all levels of expense ratio.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
5. Administrative, Mortality, and Expense Risk Charges
An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for MLLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.25% to 1.75%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.
A contract charge is deducted each year and upon a full withdrawal only if the greater of contract value or premiums less withdrawals is less than the amount specified below by product. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract

Product	Contract Charge	Minimum Contract Value
IRA Series	$50	$50,000
IRA Annuity	$40	$50,000
6. Income Taxes
Operations of the Mutual Fund Account form a part of MLLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of MLLIC for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from MLLIC. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to MLLIC, as long as earnings are credited under the variable life insurance contracts.
7. Dividend Distributions
Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
8. Fair Value Measurements and Fair Value Hierarchy
ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
All investments in Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

Report of Independent Registered Public Accounting Firm
The Board of Directors
Merrill Lynch Life Insurance Company
We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company as of December 31, 2009 and 2008, and the related statements of income, comprehensive income, stockholder’s equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Merrill Lynch Life Insurance Company at December 31, 2009 and 2008, and the results of its operations and its cash flows for the years then ended, in conformity with U.S. generally accepted accounting principles.
As discussed in Note 1 to the financial statements, in response to new accounting standards, the Company changed its method of accounting for other-than-temporary impairments effective April 1, 2009.
/s/ Ernst & Young LLP
Des Moines, Iowa
March 25, 2010

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
BALANCE SHEETS

	Successor
	December 31,
(dollars in thousands, except share data)	2009	2008
ASSETS
Investments
Fixed maturity available-for-sale securities, at estimated fair value (amortized cost: 2009 — $1,359,281; 2008 — $1,510,368)	$1,345,291	$1,372,016
Equity available-for-sale securities, at estimated fair value (cost: 2009 — $15,202; 2008 — $21,699)	11,805	13,506
Limited partnerships	12,620	15,260
Mortgage loans on real estate	70,854	77,062
Policy loans	867,361	913,882

Total investments	2,307,931	2,391,726

Cash and cash equivalents	428,848	428,904
Accrued investment income	34,237	38,816
Deferred policy acquisition costs	26,730	24,271
Deferred sales inducements	6,296	7,232
Value of business acquired	374,737	581,090
Goodwill	2,800	2,800
Federal income taxes — current	—	5,400
Federal income taxes — deferred	890	117,043
Reinsurance receivables	35,806	14,219
Affiliated receivable — net	—	1,124
Affiliated short term note receivable	40,000	—
Receivable for investments sold — net	2,009	—
Other assets	38,835	44,062
Separate Accounts assets	8,313,833	7,457,096

Total Assets	$11,612,952	$11,113,783

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
BALANCE SHEETS — Continued

	Successor
	December 31,
(dollars in thousands, except share data)	2009	2008
LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholder liabilities and accruals
Policyholder account balances	$1,626,415	$1,751,265
Future policy benefits	439,634	499,278
Claims and claims settlement expenses	32,846	38,883

	2,098,895	2,289,426

Other policyholder funds	10,346	2,006
Payable for collateral under securities loaned	149,050	182,451
Federal income taxes — current	4,191	—
Affiliated payables — net	7,129	—
Payable for investments purchased — net	—	2,753
Other liabilities	8,459	14,432
Separate Accounts liabilities	8,313,833	7,457,096

Total Liabilities	10,591,903	9,948,164

Stockholder’s Equity
Common stock ($10 par value; authorized 1,000,000 shares; issued and outstanding: 250,000 shares)	2,500	2,500
Additional paid-in capital	1,366,636	1,366,636
Accumulated other comprehensive loss, net of taxes	(10,104)	(65,178)
Retained deficit	(337,983)	(138,339)

Total Stockholder’s Equity	1,021,049	1,165,619

Total Liabilities and Stockholder’s Equity	$11,612,952	$11,113,783

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF INCOME

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
Revenues
Policy charge revenue	$203,926	$240,667	$267,586
Net investment income	122,937	135,158	136,416
Net realized investment gains (losses)
Total other-than-temporary impairment losses on securities	(14,605)	(8,329)	—
Portion of losses recognized in other comprehensive income	4,753	—	—

Net other-than-temporary impairment losses on securities recognized in income	(9,852)	(8,329)	—
Realized investment gains (losses), excluding other-than-temporary impairment losses on securities	(48,433)	36,050	2,055

Net realized investment gains (losses)	(58,285)	27,721	2,055

Total Revenues	268,578	403,546	406,057

Benefits and Expenses
Interest credited to policyholder liabilities	79,555	91,447	93,978
Policy benefits (net of reinsurance recoveries:
2009 — $3,810; 2008 — $16,492; 2007 — $15,311)	51,104	190,578	42,286
Reinsurance premium ceded	7,253	22,789	28,292
Amortization (accretion) of deferred policy acquisition costs	10,605	(695)	22,064
Amortization and impairment of value of business acquired	155,521	37,671	—
Amortization of other intangibles	—	3,774	—
Impairment charges	—	215,462	—
Insurance expenses and taxes	75,713	68,778	59,846

Total Benefits and Expenses	379,751	629,804	246,466

Income (Loss) Before Taxes	(111,173)	(226,258)	159,591

Federal Income Tax Expense (Benefit)
Current	7,292	—	37,982
Deferred	84,636	(87,919)	11,090

Federal Income Tax Expense (Benefit)	91,928	(87,919)	49,072

Net Income (Loss)	$(203,101)	$(138,339)	$110,519

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
Net Income (Loss)	$(203,101)	$(138,339)	$110,519

Other Comprehensive Income (Loss)
Net unrealized gains (losses) on available-for-sale securities
Net unrealized holding gains (losses) arising during the period	113,729	(146,545)	4,072
Reclassification adjustment for losses included in net income	23,338	—	56

	137,067	(146,545)	4,128

Net unrealized other-than-temporary impairment gains (losses) on securities
Net unrealized other-than-temporary impairment losses arising during the period	(4,347)	—	—
Reclassification adjustment for other-than-temporary impairment gains included in net income	(106)	—	—

	(4,453)	—	—

Adjustments
Policyholder liabilities	3,710	(647)	(4,795)
Deferred policy acquisition costs	(1,481)	1,481	—
Value of business acquired	(46,657)	45,438	—
Deferred federal income taxes	(29,655)	35,095	233

	(74,083)	81,367	(4,562)

Total other comprehensive income (loss), net of taxes	58,531	(65,178)	(434)

Comprehensive Income (Loss)	$(144,570)	$(203,517)	$110,085

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF STOCKHOLDER’S EQUITY

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
Common Stock	$2,500	$2,500	$2,500

Additional Paid-in Capital
Balance at beginning of year	$1,366,636	$1,116,636	$397,324
Capital contribution from AEGON USA, LLC	—	250,000	—
Effect of push down accounting of AEGON USA, LLC’s purchase price on Merrill Lynch Life Insurance Company’s net assets acquired	—	—	719,312

Balance at end of year	$1,366,636	$1,366,636	$1,116,636

Accumulated Other Comprehensive Income (Loss)
Balance at beginning of year	$(65,178)	$—	$(10,233)
Total other comprehensive income (loss), net of taxes	58,531	(65,178)	(434)
Cumulative effect of adoption of other-than-temporary impairment guidance (ASC 320)	(3,457)	—	—
Effect of push down accounting of AEGON USA, LLC’s purchase price on Merrill Lynch Life Insurance Company’s net assets acquired	—	—	10,667

Balance at end of year	$(10,104)	$(65,178)	$—

Retained Earnings (Deficit)
Balance at beginning of year	$(138,339)	$—	$279,445
Net income (loss)	(203,101)	(138,339)	110,519
Cumulative effect of adoption of other-than-temporary impairment guidance (ASC 320)	3,457	—	—
Cash dividend paid to Merrill Lynch Insurance Group, Inc.	—		(193,731)
Effect of push down accounting of AEGON USA, LLC’s purchase price on Merrill Lynch Life Insurance Company’s net assets acquired	—	—	(196,233)

Balance at end of year	$(337,983)	$(138,339)	$—

Total Stockholder’s Equity	$1,021,049	$1,165,619	$1,119,136

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$(203,101)	$(138,339)	$110,519
Adjustment to reconcile net income (loss) to net cash and cash equivalents provided by operating activities:
Changes in:
Deferred policy acquisition costs	(3,940)	(22,790)	(9,142)
Deferred sales inducements	936	(7,232)	(12,000)
Unearned policy charge revenue	—	—	2,232
Value of business acquired	155,521	37,670	—
Other intangibles	—	3,774	—
Benefit reserves	(29,116)	132,629	(4,034)
Federal income tax accruals	94,228	(87,203)	11,090
Claims and claims settlement expenses	(6,037)	(3,522)	(21)
Other policyholder funds	8,340	(2,697)	(2,270)
Other operating assets and liabilities, net	(14,259)	(1,979)	(16,349)
Amortization (accretion) of investments	(2,697)	(2,228)	3,008
Limited partnership asset distributions	(411)	(858)	(610)
Impairment charges	—	215,462	—
Interest credited to policyholder liabilities	79,555	91,447	93,978
Net realized investment (gains) losses	58,285	(27,721)	(2,055)

Net cash and cash equivalents provided by operating activities	137,304	186,413	174,346

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of available-for-sale securities and mortgage loans	354,643	598,127	262,046
Maturities of available-for-sale securities and mortgage loans	173,439	295,409	295,271
Purchases of available-for-sale securities and mortgage loans	(363,846)	(1,066,743)	(376,215)
Sales of limited partnerships	2,660	1,148	860
Increase in affiliated short term note receivable	(40,000)	—	—
Change in payable for collateral under securities loaned	(33,401)	182,451	—
Policy loans on insurance contracts, net	46,521	34,743	20,249
Net settlement on futures contracts	(48,105)	37,803	—
Other	1,957	3,235	—

Net cash and cash equivalents provided by investing activities	$93,868	$86,173	$202,211

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF CASH FLOWS (continued)

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder deposits	$284,846	$389,370	$632,846
Policyholder withdrawals	(516,074)	(641,685)	(887,625)
Capital contribution from AEGON USA, LLC	—	250,000	—
Cash dividend paid to Merrill Lynch Insurance Group, Inc.	—	—	(193,731)

Net cash and cash equivalents used in financing activities	(231,228)	(2,315)	(448,510)

Net increase (decrease) in cash and cash equivalents (1)	(56)	270,271	(71,953)
Cash and cash equivalents, beginning of year	428,904	158,633	230,586

Cash and cash equivalents, end of year	$428,848	$428,904	$158,633

(1)	Included in net increase (decrease) in cash and cash equivalents is interest received (2009 — $65; 2008 — $1,137; 2007 — $0); interest paid (2009 — $28; 2008 — $196; 2007 — $501); Federal income taxes paid (2009 — $3,100; 2008 — $5,400; 2007 — $60,918); and Federal income taxes received (2009 — $5,400; 2008 — $6,115; 2007 — $0)
See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in Thousands)
Note 1. Summary of Significant Accounting Policies
Basis of Presentation
Merrill Lynch Life Insurance Company (“MLLIC” or the “Company”) is a wholly owned subsidiary of AEGON USA, LLC (“AUSA”). AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over twenty countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries.
On December 28, 2007 (the “acquisition date”), MLLIC and its affiliate, ML Life Insurance Company of New York (“MLLICNY”) were acquired by AUSA for $1.12 billion and $0.13 billion, respectively, for a total price for both entities of $1.25 billion. Prior to the acquisition date, MLLIC was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. (“MLIG”), which was an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML&Co.”).
The Company is a life insurance company, who conducts its business primarily in the annuity markets and to a lesser extent in the life insurance markets of the financial services industry. The Company is domiciled in the State of Arkansas and is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. During 2009, the Company, in addition to no longer issuing life insurance products, is no longer issuing variable annuity and market value adjusted annuity products.
Basis of Reporting
The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). The Company also submits financial statements to insurance industry regulatory authorities, which are prepared on the basis of statutory accounting principles (“SAP”). The significant accounting policies and related judgments underlying the Company’s financial statements are summarized below.
On December 28, 2007, AUSA completed the acquisition of MLLIC and its affiliate MLLICNY. In accordance with GAAP guidance, the acquisition was accounted for by AUSA using the purchase method of accounting, which requires the assets and liabilities of the Company to be identified and measured at their estimated fair values as of the acquisition date. The estimated fair values are subject to adjustment of the initial allocation for a one-year period as more information relative to the fair values as of the acquisition date becomes available. See Note 2 for additional information on the adjustments to the initial purchase price allocation.
In addition, as required by the guidance, the purchase method of accounting applied by AUSA to the acquired assets and liabilities associated with the Company has been “pushed down” to the financial statements of the Company, thereby establishing a new basis of accounting. As a result, the Company follows AUSA’s accounting policies subsequent to the acquisition date. This new basis of accounting is referred to as the “successor basis”, while the historical basis of accounting is referred to as the “predecessor basis’’. In general, all 2009 and 2008 amounts are representative of the successor basis of accounting while the Statements of Income, Stockholder’s Equity, Comprehensive Income, and Cash Flows amounts for 2007 are representative of the predecessor basis of accounting. Financial statements included herein for periods prior and subsequent to the acquisition date are labeled “Predecessor” and “Successor”, respectively.
Certain reclassifications and format changes have been made to prior period financial statements, where appropriate, to conform to the current period presentation. These reclassifications have no effect on net income or stockholder’s equity of the prior years.
Accounting Estimates and Assumptions
The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets, liabilities, revenues and expenses and the disclosures of contingent assets and liabilities. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets, asset valuation allowances, deferred policy acquisition costs, deferred sales inducements, value of business acquired, goodwill, other intangibles, policyholder liabilities, income taxes, and potential effects of unresolved litigated matters.

Investments
Fixed maturity and equity securities
The Company’s investments in fixed maturity and equity securities are classified as available-for-sale and reported at estimated fair value. The fair values of fixed maturity and equity securities are determined by management after taking into consideration several sources of data. The Company’s valuation policy dictates that publicly available prices are initially sought from several third party pricing services. In the event that pricing is not available from these services, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.
Each month, the Company performs an analysis of the information obtained from third party services and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar fixed maturities, review of pricing statistics and trends, and consideration of recent relevant market events.
The Company’s portfolio of private placement securities is valued using a matrix pricing methodology. The pricing methodology is obtained from a third party service and indicates current spreads for securities based on weighted average life, credit rating and industry sector. Monthly, the Company reviews the matrix to ensure the spreads are reasonable by comparing them to observed spreads for similar securities traded in the market. In order to account for the illiquid nature of these securities, illiquidity premiums are included in the valuation and are determined based upon the pricing of recent transactions in the private placement market, as well as comparing the value of the privately offered security to a similar public security. The impact of the illiquidity premium to the overall valuation is less than 1% of the value.
For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Investment transactions are recorded on the trade date. Subsequent to December 28, 2007, realized gains and losses on the sale or maturity of investments are determined on the first-in, first-out (“FIFO”) basis. Prior to December 28, 2007, realized gains and losses on the sale or maturity of investments were determined on the basis of specific identification.
Changes in the fair value of fixed maturity and equity securities are reported as a component of accumulated other comprehensive income (loss), net of taxes, on the Balance Sheets and are not reflected in the Statements of Income until a sale transaction occurs or when credit-related declines in estimated fair value are deemed other-than-temporary.
Other-than-temporary impairments (“OTTI”)
If management determines that a decline in the value of an available-for-sale security is other-than-temporary, an impairment loss is recognized. Management makes this determination through a series of discussions with the Company’s portfolio managers and credit analysts, and information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). For equity securities, the Company also considers the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential OTTI include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than cost or amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management’s best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.
During the second quarter 2009, the Company adopted new Financial Accounting Standards Board (“FASB”) guidance for the recognition and presentation of OTTI. The recognition provisions apply only to debt securities classified as available-for-sale and held-to-maturity, while the presentation and disclosure requirements apply to both debt and equity securities.
For equity securities, once management determines a decline in the value of an available-for-sale security is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with a corresponding charge to earnings.
For debt securities, an OTTI must be recognized in earnings when an entity either a) has the intent to sell the debt security or b) more likely than not will be required to sell the debt security before its anticipated recovery. If the Company meets either of these criteria, the OTTI is recognized in earnings in an amount equal to the entire difference between the security’s amortized cost basis and its fair value at the balance sheet date. For debt securities in unrealized loss positions that do not meet these criteria, the Company must analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows. If the net present value is less than the amortized cost of the investment, an OTTI is recorded. The OTTI is separated into two pieces: an amount representing the credit loss, where the present value of cash flows expected to be collected is less than the amortized cost basis of the security, and an amount related to all other factors (referred to as the non credit portion).

The credit loss is recognized in earnings and the non credit loss is recognized in other comprehensive income (“OCI”), net of applicable taxes and value of business acquired. Management records subsequent changes in the estimated fair value (positive and negative) of available-for-sale debt securities for which non credit OTTI was previously recognized in OCI in OCI-OTTI.
Limited partnerships
At December 31, 2009, the Company had investments in two limited partnerships that are not publicly traded. One of the partnerships is carried at estimated fair value which is derived from management’s review of the underlying financial statements that were prepared on a GAAP basis. The remaining partnership is carried at cost. At December 31, 2008, a third partnership existed which was carried at cost, but operations ceased on January 1, 2009.
Mortgage Loans on Real Estate
Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. The fair value for mortgage loans on real estate is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or similar remaining maturities. Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income along with mortgage loan fees, which are recorded as they are incurred. Loans are considered impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value. The Company does not accrue interest on impaired loans and loans ninety days past due. The Company also establishes a valuation allowance based on a percentage of the outstanding loan balance.
Policy loans
Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.
Derivative Instruments
Derivatives are financial instruments in which the value changes in response to an underlying variable, that require little or no net initial investment and are settled at a future date. All derivatives recognized on the Balance Sheets are carried at fair value. All changes in fair value are recognized in the Statements of Income. The fair value for exchange traded derivatives, such as futures, is calculated net of the interest accrued to date and is based on quoted market prices. Net settlements on the futures occur daily.
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less. Cash and cash equivalents are primarily valued at amortized cost, which approximates fair value.
Securities Lending
Financial assets that are lent to a third party or that are transferred subject to a repurchase agreement at a fixed price are not derecognized as the Company retains substantially all the risks and rewards of asset ownership. The lent securities are included in fixed maturity available-for-sale securities in the Balance Sheets. A liability is recognized for cash collateral received, required initially at 102%, on which interest is accrued.
Deferred Policy Acquisition Costs (“DAC”)
Policy acquisition costs for variable annuities and variable life insurance contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.
Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Income are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

The most significant assumptions involved in the estimation of future gross profits are future net Separate Accounts performance, surrender rates, mortality rates and reinsurance costs. For variable annuities, the Company generally establishes a long-term rate of net Separate Accounts growth. If returns over a determined historical period differ from the long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. The result is that the long-term rate is assumed to be realized over a specified period. However, the long-term rate may be adjusted if expectations change. This method for projecting market returns is known as reversion to the mean, a standard industry practice. At December 31, 2009, the reversion to the mean assumption was 7.25% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. At December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. Additionally, the Company may modify the rate of net Separate Accounts growth over the short term to reflect near-term expectations of the economy and financial market performance in which Separate Accounts assets are invested. Surrender and mortality rates for all variable contracts are based on historical experience and a projection of future experience.
Future gross profit estimates are subject to periodic evaluation with necessary revisions applied against amortization to date. The impact of revisions and assumptions to estimates on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. Changes in assumptions can have a significant impact on the amount of DAC reported and the related amortization patterns. In general, increases in the estimated Separate Accounts return and decreases in surrender or mortality assumptions increase the expected future profitability of the underlying business and may lower the rate of DAC amortization. Conversely, decreases in the estimated Separate Accounts returns and increases in surrender or mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
At December 31, 2009 and 2008, variable annuities accounted for the Company’s entire DAC asset. See Note 6 to the Financial Statements for further discussion.
Deferred Sales Inducements (“DSI”)
The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner’s deposit. This amount may be subject to recapture under certain circumstances. Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the deferred sales inducement asset.
The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Income. At December 31, 2009 and 2008, variable annuities accounted for the Company’s entire DSI asset. See Note 6 to the Financial Statements for further discussion.
Value of Business Acquired (“VOBA”)
VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts inforce at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, policyholder behavior, Separate Accounts performance, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions in estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than the unamortized balance. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of VOBA. This practice assumes that the expectations for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. At December 31, 2009, the reversion to the mean assumption was 7.25% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. At December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. See Note 5 to the Financial Statements for further discussion.
Other Intangibles
Other intangible assets acquired at the acquisition date are a distribution agreement, a tradename and a non-compete agreement. At December 31, 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on the Company.

As a result of this decision, an impairment charge was taken for the entire unamortized other intangible balance at December 31, 2008. Prior to December 31, 2008, the tradename and the non-compete agreements were amortized on a straight-line basis over their useful life of five years. The distribution intangible was amortized over the expected economic benefit period and at a pace consistent with the expected future gross profit streams generated from the distribution agreement, which was thirty years. The entire asset amount had been allocated to annuities. See Note 5 to the Financial Statements for further discussion.
Goodwill
Goodwill is the excess of the purchase price over the estimated fair value of net assets acquired. Goodwill and intangible assets with indefinite lives are not amortized, but are subject to impairment tests conducted at least annually. Impairment testing is to be performed using the fair value approach, which requires the use of estimates and judgment, at the “reporting unit” level. A reporting unit represents the operating segment which is the level at which the financial information is prepared and regularly reviewed by management. The entire asset amount has been allocated to annuities. Goodwill is reviewed for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator, or unanticipated competition would cause the Company to review the carrying amounts of goodwill for impairment. At December 31, 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on the Company. As a result of this decision, an impairment charge was taken for the majority of the goodwill balance except for the amount related to the Company’s state licenses at December 31, 2008. See Note 5 to the Financial Statements for further discussion.
Separate Accounts
The Company’s Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Income. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Income.
Policyholder Account Balances
The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the Balance Sheet dates. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company’s fixed rate products are as follows:

	2009			2008
Interest-sensitive life products	4.00%	—	4.85%	4.00%	—	4.85%
Interest-sensitive deferred annuities	0.40%	—	6.80%	0.05%	—	6.80%
These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

Future Policy Benefits
The Company’s liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Liabilities for guaranteed benefits for variable annuity and life insurance contracts are discussed in more detail in Note 7 of the Financial Statements. Interest rates used in establishing such liabilities are as follows:

	2009			2008
Interest rates used for liabilities	2.55%	—	5.75%	2.55%	—	5.75%
Revenue Recognition
Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable annuity contracts are recognized when policy charges are assessed or earned.
Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable life insurance contracts are recognized when policy charges are assessed or earned.
Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for interest-sensitive annuity and life insurance contracts are recognized when investment income and investment sales are earned while revenues for contract charges are recognized when assessed or earned.
Claims and Claims Settlement Expenses
Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.
Unearned Policy Charge Revenue (“UPCR”)
Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and accreted into policy charge revenue based on the estimated future gross profits for each group of contracts, consistent with the amortization of DAC. The impact of any revisions on cumulative accretion is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. The Company records a liability equal to the unaccreted balance of these policy charges on the Balance Sheets. The accretion of the UPCR is recorded as a component of policy charge revenue in the Statements of Income. As of December 31, 2007, the UPCR balance was zero as a result of push down accounting at the acquisition date.
Federal Income Taxes
The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with GAAP guidance. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net income (loss) in the year during which such changes are enacted.
For federal income tax purposes, an election under Internal Revenue Code Section 338 was made by AUSA in connection with the purchase of the Company. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the acquisition date resulting in a change to the related deferred income taxes.
Subsequent to acquisition, the Company files a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group. The results of operations of the Company through December 28, 2007 were included in the consolidated federal income tax return of ML&Co. The Company had entered into a tax-sharing agreement with ML&Co. whereby the Company calculated its current tax provision based on its operations and periodically remitted its current federal income tax liability to ML&Co. The tax-sharing agreement with ML&Co. was terminated on December 28, 2007. The Company has not entered into a new tax sharing agreement.

The Company is subject to taxes on premiums and is exempt from state income taxes in most states.
Subsequent Events
The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date.
Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves.
Recent Accounting Guidance
Current Adoption of Recent Accounting Guidance
On July 1, 2009, the FASB Accounting Standards CodificationTM (“Codification”) was launched as the single source of authoritative nongovernmental GAAP. Accounting guidance promulgated by the FASB is communicated through an Accounting Standards Update (“ASU”). An ASU provides the reason for the update and details the amendments to the Codification. Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure).
Accounting Standards Codification (“ASC”) 105, Generally Accepted Accounting Principles
The Company adopted guidance that establishes the Codification as the source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities as of the period ended September 30, 2009. All guidance contained in the Codification carries an equal level of authority. The adoption required updates to the Company’s financial statement disclosures, but did not have a material impact on the Company’s results of operations or financial position. This guidance was formerly known as Statement of Financial Accounting Standards (“SFAS”) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, a replacement of FASB Statement No. 162.
ASC 320, Investments —Debt and Equity Securities
The Company adopted guidance that makes OTTI guidance for debt securities more operational and improves the presentation and disclosure of OTTI on debt and equity securities in the financial statements as of the period ended June 30, 2009. The guidance requires an entity to evaluate whether an impairment is other-than-temporary if the value of a debt security is less than its amortized cost basis at the balance sheet date. An OTTI is considered to have occurred if an entity: a) intends to sell the debt security, b) more likely than not will be required to sell the security before recovery of its amortized cost basis, or c) does not expect to recover the entire amortized cost basis of the security (that is, a credit loss exists), even if it does not intend to sell the security. In determining whether a credit loss exists, an entity should use its best estimate of the present value of cash flows expected to be collected from the debt security. The guidance provides a list of factors to be considered when estimating whether a credit loss exists and the period over which the debt security is expected to recover. If an entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the balance sheet date. If an entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into: a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes. A cumulative effect adjustment is required to the opening balance of retained earnings (net of related tax and VOBA effects) in the period of adoption with a corresponding adjustment to accumulated OCI to reclassify the non credit component of previously recognized OTTI on debt securities held at that date, provided the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost. Only the credit portion of OTTI will be accreted into income. The adoption resulted in a net increase to retained earnings and decrease to accumulated other comprehensive income (loss) of $3,457. See Note 4 to the Financial Statements for additional disclosures. This guidance was formerly known as FASB Staff Position (“FSP”) No. FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments.
ASC 820, Fair Value Measurements and Disclosures
•	The Company adopted guidance on measuring the fair value of certain alternative investments (i.e., investments in hedge funds, private equity funds, venture capital funds, offshore fund vehicles, funds of funds, and real estate funds) as of the period ended December 31, 2009 (ASU 2009-12, Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)).

The guidance applies to investments in entities where the fair value of the instrument is not readily determinable and the investment is in an entity that has all of the attributes of an investment company (as specified in ASC 946-10-15-2). If an investment is in scope, it permits, as a practical expedient, a reporting entity to use the investment’s net asset value (“NAV”) to estimate its fair value, provided that the NAV is calculated as of the reporting entity’s measurement date. The guidance prohibits the use of the NAV in estimating fair value when it is probable that an entity will sell the investment (or a portion thereof) at a price other than NAV. The guidance also requires enhanced disclosures by major category of investments about the nature and risks of investments within its scope. The adoption did not have a material impact on the Company’s financial statements.

•	The Company adopted guidance, as of the period ended December 31, 2009, which clarified that when a quoted price in an active market for an identical liability is not available, an entity should measure fair value using one of the following approaches that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs: a) a valuation technique that uses the quoted price of the identical liability when traded as a asset; b) a valuation technique that uses quoted prices for similar liabilities or similar liabilities when traded as assets; or c) another valuation technique that is consistent with fair value measurement guidance (e.g., income approach or a market approach) (ASU 2009-05, Measuring Liabilities at Fair Value). The guidance also clarifies that an entity should not make a separate adjustment for restrictions on the transfer of a liability in estimating the liability’s fair value. The guidance also specifies that when measuring the fair value of a liability using the price of the liability when traded as an asset, the price should be adjusted for factors specific to the asset that are not applicable to the fair value measurement of the liability. The adoption did not have a material impact on the Company’s financial statements.

•	The Company adopted guidance for estimating fair value when the volume and level of activity for an asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly as of the period ended June 30, 2009. The guidance provides a list of factors that an entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared to normal market activity for that asset or liability. The guidance also requires interim disclosures of the inputs and valuation techniques used to measure fair value and disclosure of any changes to those inputs and valuation techniques during the period. The adoption did not have a material impact on the Company’s financial statements. This guidance was formerly known as FSP No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. Upon adoption, this guidance superseded previous guidance formerly known as FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active.

•	The Company adopted guidance requiring disclosures about fair value of financial instruments in interim reporting periods as well as annual periods as of the period ended June 30, 2009. The guidance requires an entity to disclose the methods and significant assumptions used to estimate fair value of financial instruments and to describe changes, if any, to those methods and assumptions during the period. The adoption affected disclosures but did not impact the Company’s results of operations or financial position. This guidance was formerly known as FSP No. FAS 107-1 and Accounting Principles Board Opinion No. 28-1, Interim Disclosures about Fair Value of Financial Instruments.

•	On January 1, 2008, the Company adopted guidance providing a fair value option election that allows companies to irrevocably elect fair value as the initial and subsequent measurement attribute for certain financial assets and liabilities, with changes in fair value recognized in earnings as they occur. The guidance permits the fair value option election on an instrument by instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The adoption did not have a material impact on the Company’s financial statements. See Note 3 to the Financial Statements for additional disclosures. This guidance was formerly known as SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities.

•	On January 1, 2008, the Company adopted guidance that defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The adoption did not have a material impact on the Company’s financial statements. See Note 3 to the Financial Statements for additional disclosures. This guidance was formerly known as SFAS No. 157, Fair Value Measurements.
ASC 855, Subsequent Events
The Company adopted guidance that establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued as of the period ended June 30, 2009. The guidance required the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. This guidance was formerly known as SFAS No. 165, Subsequent Events.

In February 2010, the FASB issued revisions to the subsequent events guidance to eliminate the requirement for entities that file or furnish financial statements to the SEC to disclose the date through which subsequent events have been evaluated. However, the amended guidance retains the requirement that such an entity must evaluate subsequent events through the date on which the financial statements are issued. The amendments were effective upon issuance and the adoption did not impact the Company’s results of operations or financial position.
ASC 325-40, Investments—Other; Beneficial Interests in Securitized Financial Assets
The Company adopted guidance that amends impairment and related interest income measurement guidance to achieve more consistent determination of whether an OTTI has occurred for debt securities classified as available-for-sale or held-to-maturity as of the period ended December 31, 2008. The guidance permits the use of reasonable management judgment about the probability that the company will be able to collect all amounts due while previous guidance required the use of market participant assumptions which could not be overcome by management judgment. The guidance also retains and emphasizes the objective of an OTTI assessment and the related disclosure requirements included in guidance on debt and equity securities in ASC 320. The adoption had no material impact on the Company’s financial statements. This guidance was formerly known as FSP No. EITF 99-20-1, Amendments to the Impairment and Interest Income Measurement Guidance of EITF Issue No. 99-20.
ASC 815, Derivatives and Hedging
•	On January 1, 2009, the Company adopted guidance that amends and expands the disclosure requirements related to derivative instruments and hedging activities to provide users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows. The adoption did not impact the Company’s results of operations or financial position. This guidance was formerly known as SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133.

•	The Company adopted guidance requiring disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments as of the period ended December 31, 2008. The amendments also require additional disclosure about the current status of the payment/performance risk of a guarantee. The adoption did not have a material impact on the Company’s financial statements. This guidance was formerly known as FSP No. FAS 133-1 and FASB Interpretation No. 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161.
ASC 805, Business Combinations
On January 1, 2009, the Company adopted guidance that establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. The adoption did not have a material impact on the results of operation or financial position. This guidance was formerly known as SFAS No. 141 (revised 2007), Business Combinations.
ASC 350, Intangibles—Goodwill and Other
On January 1, 2009, the Company adopted guidance that amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. The guidance requires entities estimating the useful life of a recognized intangible asset to consider their historical experience in renewing or extending similar arrangements or, in the absence of historical experience, to consider assumptions that market participants would use about renewal or extension as adjusted for entity-specific factors. The adoption did not impact the Company’s results of operations or financial position. This guidance was formerly known as FSP No. FAS 142-3, Determination of the Useful Life of Intangible Assets.

Future Adoption of Recent Accounting Guidance
ASC 820, Fair Value Measurements and Disclosures
In January 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements, which includes new disclosures and clarifications of existing disclosures about fair value measurements. The guidance requires disclosure of significant transfers in and out of Levels 1 and 2 of the fair value hierarchy and reasons for the transfers. Additionally, the ASU clarifies the level of disaggregation for fair value disclosures, requiring disclosures for each class of assets and liabilities. The guidance clarifies that a reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2009. The Company will adopt the guidance on January 1, 2010, which affects disclosures and therefore will not impact the Company’s results of operations or financial position.
The ASU also requires separate presentation of information about purchases, sales, issuances, and settlements in the Level 3 reconciliation for fair value measurements using significant unobservable inputs. This disclosure requirement is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2010. The Company will adopt the guidance on January 1, 2011, which affects disclosures and therefore will not impact the Company’s results of operations or financial position.
Note 2. 2008 Initial Purchase Price Allocation Adjustments
On December 28, 2007, the Company and its affiliate, MLLICNY, were acquired by AUSA for $1.12 billion and $0.13 billion, respectively, for a total price for both entities of $1.25 billion. The allocation of the purchase price to the entities was based on their relative value. Since the actual results between the period December 28, 2007 and December 31, 2007 were not material, the Company utilized December 31, 2007 as the acquisition date.
In addition, on December 28, 2007, ML&Co. and AUSA entered into a transition services agreement whereby ML&Co. is to provide certain outsourced third-party services required for the normal operations of the business and other services necessary for the migration to AUSA’s infrastructure.
The purchase price was initially allocated to the assets acquired and liabilities assumed using management’s best estimate of their fair value as of the acquisition date. The Company made refinements during 2008 to the initial estimated fair values as additional information became available.
The following adjustments as of December 31, 2008 were made to the initial purchase price allocation:

	Purchase Price Allocation
	December 31,		December 31,
	2007	Adjustments	2008 (a)
Value of business acquired, gross	$574,950	$(6,759)	$568,191
Goodwill	156,880	(14,779)	142,101
Other intangibles	74,930	5,005	79,935
Federal income taxes — current	6,641	(525)	6,116
Federal income taxes — deferred	2,031	(2,031)	—
Reinsurance receivables	5,440	3,056	8,496
Other assets	40,741	(1,490)	39,251

Policyholder account balances	1,900,837	3,556	1,904,393
Future policy benefits	396,760	(23,014)	373,746
Federal income taxes — deferred	—	5,971	5,971
Other liabilities	10,954	(4,036)	6,918

(a)	This reflects the December 31, 2008 balance before adjustments for unrealized gains (losses) on investments, amortization and/or impairments.
VOBA reflects the estimated fair value of inforce contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts inforce at the acquisition date.

VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.
During the 4th quarter 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on the Company. As a result of this decision, an impairment charge was taken for the entire unamortized other intangible balance and the majority of the goodwill balance except for the amount related to the Company’s state licenses at December 31, 2008.
For purposes of calculating the VOBA and other intangible assets relating to the acquisition, management considered the Company’s weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 9% and 11% were used for VOBA for the life and annuity segments, respectively. A discount rate of 12% was used to value the distribution agreement, the trade name and the non-compete agreement intangible assets. See Note 5 to the Financial Statements for further discussion on VOBA, Other Intangibles and Goodwill.
Note 3. Fair Value of Financial Instruments
Fair Value Measurements
ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
Fair Value Hierarchy
The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means
Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis:

	December 31, 2009
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity securities (a)	$215,827	$1,092,423	$37,041	$1,345,291
Equity securities (a)	—	11,805	—	11,805
Cash equivalents (b)	—	433,875	—	433,875
Limited partnerships (c)	—	—	7,604	7,604
Separate Accounts assets (d)	8,313,833	—	—	8,313,833

Total assets	$8,529,660	$1,538,103	$44,645	$10,112,408

Liabilities
Future policy benefits (embedded derivatives only) (e)	$—	$—	$(12,759)	$(12,759)

Total liabilities	$—	$—	$(12,759)	$(12,759)

	December 31, 2008
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity securities (a)	$247,254	$1,012,562	$112,200	$1,372,016
Equity securities (a)	—	13,506	—	13,506
Cash equivalents (b)	—	441,943	—	441,943
Limited partnerships (c)	—	—	9,895	9,895
Separate Accounts assets (d)	7,457,096	—	—	7,457,096

Total assets	$7,704,350	$1,468,011	$122,095	$9,294,456

Liabilities
Future policy benefits (embedded derivatives only) (e)	$—	$—	$35,323	$35,323

Total liabilities	$—	$—	$35,323	$35,323

(a)	Securities are classified as Level 1 if the fair value is determined by observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasury and U.S. Government Agency securities. Securities are classified as Level 2 if the fair value is determined by observable inputs, other than quoted prices included in Level 1, for the asset or prices for similar assets. Level 2 securities include fixed maturity securities and preferred stock for which the Company utilized pricing services and corroborated broker quotes. Securities are classified as Level 3 if the valuations are derived from techniques in which one or more of the significant inputs are unobservable. Level 3 consists principally of fixed maturity securities whose fair value is estimated based on non-binding broker quotes.

(b)	Cash equivalents are primarily valued at amortized cost, which approximates fair value. Operating cash is not included in the abovementioned table.

(c)	The Company has an investment in a limited partnership for which the fair value was derived from management’s review of the underlying financial statements that were prepared on a GAAP basis. The remaining limited partnership is carried at cost and is not included in the abovementioned table. At December 31, 2008, a third partnership existed which was carried at cost ($0), but operations ceased on January 1, 2009.

(d)	Separate Accounts assets are carried at the net asset value provided by the fund managers.

(e)	The Company issued contracts containing guaranteed minimum withdrawal benefits riders (“GMWB”) and obtained reinsurance on guaranteed minimum income benefit riders (“GMIB reinsurance”). GMWB and GMIB reinsurance are treated as embedded derivatives and are required to be reported separately from the host variable annuity contract. The fair value of these guarantees are calculated as the present value of future expected payments to policyholders less the present value of assessed rider fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees, their fair values are determined using stochastic techniques under a variety of market return, discount rates and actuarial assumptions. Since many of the assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 of the fair value hierarchy.

The Company’s Level 3 assets consist principally of a limited partnership and securities whose fair value is estimated based on non-binding broker quotes. The following table provides a summary of the change in fair value of the Company’s Level 3 assets at December 31, 2009 and 2008:

	December 31, 2009		December 31, 2008
	Limited	Fixed	Limited	Fixed
	Partnership	Maturity	Partnership	Maturity
Balance at beginning of year (a)	$9,895	$112,200	$13,420	$18,775

Change in unrealized gains (losses) (b)	—	9,805	—	(26,004)
Purchases	—	20,021	—	70,621
Sales	(334)	(32,458)	(1,148)	(32,332)
Transfers into Level 3	—	27,473	—	95,741
Transfers out of Level 3	—	(100,605)	—	(15,012)
Changes in valuation (c)	(1,957)	605	(3,235)	603
Net realized investment gains (losses) (d)	—	—	858	(192)

Balance at end of year (a)	$7,604	$37,041	$9,895	$112,200

(a)	Recorded as a component of limited partnerships and fixed maturity available-for-sale securities in the Balance Sheets.

(b)	Recorded as a component of other comprehensive income (loss).

(c)	Recorded as a component of net investment income in the Statements of Income.

(d)	Recorded as a component of net realized investment gains (losses) for fixed maturity and net investment income for limited partnerships in the Statements of Income.
In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investments will be classified as Level 2 investments. If not, the investments are classified as Level 3 due to the unobservable nature of the brokers’ valuation processes. The decrease in Level 3 securities from 2008 to 2009 is primarily due to securities being vendor priced (Level 2) at December 31, 2009 and an increase in market activity.
The Company’s Level 3 liabilities (assets) consist of provisions for GMWB and GMIB reinsurance. The fair value of these guarantees are calculated as the present value of future expected payments to policyholders less the present value of assessed rider fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees which are unlike instruments available in financial markets, their fair values are determined using stochastic techniques under a variety of market return scenarios. A variety of factors are considered, including expected market rates of return, equity and interest rate volatility, credit spread, correlations of market returns, discount rates and actuarial assumptions.
The expected returns are based on risk-free rates, such as the current London Inter-Bank Offered Rate (“LIBOR”) forward curve. The credit spread is set by using the credit default swap (“CDS”) spreads of a reference portfolio of life insurance companies, adjusted to reflect the subordination of senior debt holders at the holding company level to the position of policyholders at the operating company level (who have priority in payments to other creditors).
For equity volatility, the Company uses a term structure with market based implied volatility inputs for the first five years. Correlations of market returns across underlying indices are based on actual observed market returns and their inter-relationships over a number of years preceding the valuation date. The volume of observable option trading from which volatilities are implied diminishes markedly after five years; and therefore, the Company uses a volatility curve which grades from actual implied volatilities for five years to a long-term forward rate assumptions of 25% in 2009 and 2008. The December 31, 2009 volatility assumption for the S&P 500 index in year 20 is approximately 25.3% expressed at spot rate. Assumptions on policyholder behavior, such as lapses, included in the models are derived in the same way as the assumptions used to measure insurance liabilities. These assumptions are reviewed at each valuation date and updated based on historical experience and observable market data.

The following table provides a summary of the changes in fair value of the Company’s Level 3 liabilities (assets) at December 31, 2009 and 2008:

	December 31, 2009		December 31, 2008
		GMIB		GMIB
	GMWB	Reinsurance	GMWB	Reinsurance
Balance at beginning of period (b)	$114,457	$(79,134)	$13,865	$744

Purchase price adjustment	—	—	(2,243)	(12,884)
Changes in valuation (a)	(68,470)	20,388	102,835	(66,994)

Balance at end of period (b)	$45,987	$(58,746)	$114,457	$(79,134)

(a)	Recorded as a component of policy benefits in the Statements of Income.

(b)	Recorded as a component of future policy benefits in the Balance Sheets.
During 2009 and 2008, the change in valuation is principally being driven by the volatile equity market environment.
Note 4. Investments
Fixed Maturity and Equity Securities
The Company adopted revised guidance for the recognition and presentation of OTTI as of the period ended June 30, 2009. The prior requirement for management to assert that it has the intent and ability to hold an impaired debt security until recovery was replaced with the requirement that management assert if it either has the intent to sell the debt security or if it is more likely than not the entity will be required to sell the debt security before recovery of its amortized cost basis.
As permitted by the guidance, the Company recorded an increase of $3,457 to the opening balance of retained earnings with a corresponding decrease to accumulated OCI on the Statement of Stockholder’s Equity to reclassify the non credit portion of previously other-than-temporarily impaired available-for-sale securities held as of April 1, 2009. The following summarizes the components for this cumulative effect adjustment:

		Net
	Unrealized	Unrealized	Total
	OTTI	Loss on	Cumulative
	on Available-	Available-	Effect
	For-Sale	For-Sale	Adjustment
	Securities	Securities	in OCI
Increase in amortized cost of available-for-sale securities	$241	$12,335	$12,576
Change in VOBA	—	(7,257)	(7,257)
Income tax	(84)	(1,778)	(1,862)

Net cumulative effect adjustment	$157	$3,300	$3,457

The cumulative effect adjustment was calculated for all available-for-sale securities held as of April 1, 2009, for which an OTTI was previously recognized, but as of April 1, 2009, the Company did not intend to sell the security and it was not more likely than not that the Company would be required to sell the security before recovery of its amortized cost, by comparing the present value of cash flows expected to be received as of April 1, 2009, to the amortized cost basis of the available-for-sale securities. The discount rate used to calculate the present value of the cash flows expected to be collected was the rate for each respective available-for-sale security in effect before recognizing any OTTI. In addition, because the carrying amounts of VOBA are adjusted for the effects of realized and unrealized gains and losses on available-for-sale securities, the Company recognized a true-up to the VOBA balances for this cumulative effect adjustment.

The following table summarizes the increase to the amortized cost of the available-for-sale securities as of April 1, 2009, resulting from the recognition of the cumulative effect adjustment:

Fixed maturity securities
Corporate securities	$8,583
Government and government agencies — United States	2,367

Total fixed maturity securities	10,950

Equity securities — preferred stocks — banking securities	1,626

Total	$12,576

The amortized cost and estimated fair value of investments in fixed maturity and equity securities at December 31, 2009 and 2008 were:

	December 31, 2009
					Estimated
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity securities
Corporate securities	$718,740	$23,767	$(8,807)	$(101)	$733,599
Asset-backed securities	118,400	4,830	(8,164)	(3,375)	111,691
Commercial mortgage-backed securities	165,844	1,819	(15,490)	—	152,173
Residential mortgage-backed securities	122,400	3,400	(6,496)	(1,134)	118,170
Municipals	1,551	7	(70)	—	1,488
Government and government agencies
United States	220,313	1,427	(5,912)	—	215,828
Foreign	12,033	369	(60)	—	12,342

Total fixed maturity securities	$1,359,281	$35,619	$(44,999)	$(4,610)	$1,345,291

Equity securities — preferred stocks
Banking securities	$9,246	$—	$(2,885)	$—	$6,361
Other financial services securities	165	198	—	—	363
Other securities	5,791	—	(710)	—	5,081

Total equity securities	$15,202	$198	$(3,595)	$—	$11,805

(1)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

	December 31, 2008
					Estimated
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI	Value
Fixed maturity securities
Corporate securities	$805,324	$4,559	$(76,742)	$—	$733,141
Asset-backed securities	157,735	1,421	(32,838)	—	126,318
Commercial mortgage-backed securities	158,907	—	(39,530)	—	119,377
Residential mortgage-backed securities	140,621	1,875	(14,238)	—	128,258
Municipals	1,635	4	(94)	—	1,545
Government and government agencies
United States	229,878	17,387	(11)	—	247,254
Foreign	16,268	213	(358)	—	16,123

Total fixed maturity securities	$1,510,368	$25,459	$(163,811)	$—	$1,372,016

Equity securities — preferred stocks
Banking securities	$8,551	$—	$(2,600)	$—	$5,951
Other financial services securities	1,568	—	(434)	—	1,134
Other securities	11,580	—	(5,159)	—	6,421

Total equity securities	$21,699	$—	$(8,193)	$—	$13,506

Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.
The amortized cost and estimated fair value of fixed maturity securities by investment grade at December 31, 2009 and 2008 were:

	December 31, 2009		December 31, 2008
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Investment grade	$1,273,913	$1,272,291	$1,432,232	$1,316,909
Below investment grade	85,368	73,000	78,136	55,107

Total fixed maturity securities	$1,359,281	$1,345,291	$1,510,368	$1,372,016

At December 31, 2009 and 2008 the estimated fair value of fixed maturity securities rated BBB- were $38,945 and $39,860, respectively, which is the lowest investment grade rating given by Standard & Poor’s (“S&P”).
The amortized cost and estimated fair value of fixed maturity securities at December 31, 2009 and 2008 by expected maturity were:

	December 31, 2009		December 31, 2008
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Fixed maturity securities
Due in one year or less	$107,985	$108,234	$129,284	$128,424
Due after one year through five years	265,145	273,128	450,331	432,032
Due after five years through ten years	421,437	423,225	285,150	265,360
Due after ten years	158,070	158,670	188,340	172,247

	952,637	963,257	1,053,105	998,063
Mortgage-backed securities and other asset-backed securities	406,644	382,034	457,263	373,953

Total fixed maturity securities	$1,359,281	$1,345,291	$1,510,368	$1,372,016

In the preceding table fixed maturity securities not due at a single maturity date, have been included in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The Company had investment securities with an estimated fair value of $23,819 and $24,910 that were deposited with insurance regulatory authorities at December 31, 2009 and 2008, respectively.
Unrealized Gains (Losses) on Fixed Maturity and Equity Securities
The Company’s investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder’s equity as a component of accumulated other comprehensive income (loss), net of taxes.
The estimated fair value and gross unrealized losses and unrealized OTTI of fixed maturity and equity securities aggregated by length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2009 and 2008 were as follows:

	December 31, 2009
			Gross
	Estimated		Unrealized
	Fair	Amortized	Losses and
	Value	Cost	OTTI (1)
Less than or equal to six months
Fixed maturities
Corporate securities	$169,107	$171,407	$(2,300)
Asset-backed securities	3,690	3,767	(77)
Commercial mortgage-backed securities	11,798	12,094	(296)
Residential mortgage-backed securities	19,885	20,021	(136)
Government and government agencies
United States	25,969	26,201	(232)
Foreign	3,563	3,623	(60)

Total fixed maturity and equity securities	234,012	237,113	(3,101)

Greater than six months but less than or equal to one year
Fixed maturities
Corporate securities	6,173	6,813	(640)
Asset-backed securities	12,892	14,470	(1,578)
Commercial mortgage-backed securities	5,046	5,770	(724)
Residential mortgage-backed securities	4	4	—
Government and government agencies — United States	83,657	89,337	(5,680)

Total fixed maturity and equity securities	107,772	116,394	(8,622)

Greater than one year
Fixed maturities
Corporate securities	81,631	87,599	(5,968)
Asset-backed securities	22,950	32,834	(9,884)
Commercial mortgage-backed securities	50,799	65,269	(14,470)
Residential mortgage-backed securities	19,805	27,299	(7,494)
Municipals	860	930	(70)
Equity securities
Banking securities	6,361	9,246	(2,885)
Other securities	5,081	5,791	(710)

Total fixed maturity and equity securities	187,487	228,968	(41,481)

Total fixed maturity and equity securities	$529,271	$582,475	$(53,204)

(1)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

25

	December 31, 2008
			Gross
	Estimated		Unrealized
	Fair	Amortized	Losses and
	Value	Cost	OTTI
Less than or equal to six months
Fixed maturities
Corporate securities	$233,191	$262,403	$(29,212)
Asset-backed securities	76,387	100,645	(24,258)
Commercial mortgage-backed securities	99,049	123,037	(23,988)
Residential mortgage-backed securities	7,497	8,114	(617)
Government and government agencies — United States	59,287	59,656	(369)
Equity securities — banking securities	5,950	8,550	(2,600)

Total fixed maturity and equity securities	481,361	562,405	(81,044)

Greater than six months but less than or equal to one year
Fixed maturities
Corporate securities	297,050	344,580	(47,530)
Asset-backed securities	25,270	33,850	(8,580)
Commercial mortgage-backed securities	20,329	35,871	(15,542)
Residential mortgage-backed securities	19,323	32,944	(13,621)
Municipals	838	932	(94)
Equity securities
Other financial services securities	1,134	1,568	(434)
Other securities	6,422	11,581	(5,159)

Total fixed maturity and equity securities	370,366	461,326	(90,960)

Total fixed maturity and equity securities	$851,727	$1,023,731	$(172,004)

The total number of securities in an unrealized loss position was 119 and 330 at December 31, 2009 and 2008, respectively.
The estimated fair value, gross unrealized losses, OTTI and number of securities where the fair value had declined below amortized cost by greater than 20% and greater than 40% at December 31, 2009 and 2008 were as follows:

	December 31, 2009
	Estimated	Gross
	Fair	Unrealized		Number of
	Value	Losses	OTTI	Securities
Decline > 20%
Greater than one year	$68,806	$(28,168)	$(4,509)	17

Total	$68,806	$(28,168)	$(4,509)	17

Decline > 40%
Greater than one year	$12,943	$(10,989)	$—	4

Total	$12,943	$(10,989)	$—	4

	December 31, 2008
	Estimated	Gross
	Fair	Unrealized		Number of
	Value	Losses	OTTI	Securities
Decline > 20%
Less than or equal to six months	$91,210	$(55,383)	$—	43
Greater than six months but less than or equal to one year	89,176	(63,241)	—	35

Total	$180,386	$(118,624)	$—	78

Decline > 40%
Less than or equal to six months	$29,924	$(35,372)	$—	19
Greater than six months but less than or equal to one year	35,682	(38,774)	—	16

Total	$65,606	$(74,146)	$—	35

Unrealized gains (losses) incurred during 2009 and 2008 were primarily due to price fluctuations resulting from changes in interest rates and credit spreads. The Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.
The components of net unrealized loss and OTTI included in accumulated other comprehensive loss, net of taxes were as follows:

	December 31,
	2009	2008
Assets
Fixed maturity securities	$(13,990)	$(138,352)
Equity securities	(3,397)	(8,193)
Deferred policy acquisitions costs	—	1,481
Value of business acquired	(1,219)	45,438

	(18,606)	(99,626)

Liabilities
Policyholder account balances	3,062	(647)
Federal income taxes — deferred	5,440	35,095

	8,502	34,448

Stockholder’s equity
Accumulated other comprehensive loss, net of taxes	$(10,104)	$(65,178)

The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes.
Mortgage Loans on Real Estate
Mortgage loans on real estate consist entirely of mortgages on commercial real estate. Prepayment premiums are collected when borrowers elect to prepay their debt prior to the stated maturity. There were no prepayment premiums for the years ended December 31, 2009 and 2008.
The fair value for mortgage loans on real estate is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or similar remaining maturities. The estimated fair value of the mortgages on commercial real estate at December 31, 2009 and 2008 was $67,707 and $70,771, respectively.
Loans are considered impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. A valuation allowance is established when a loan is impaired for the excess carrying value of the loan over its estimated value. In addition to the valuation allowance for specific loans, an allowance is estimated based on a percent of the outstanding loan balance. The valuation allowance at December 31, 2009 and 2008 was $41 and $49, respectively.
The commercial mortgages are geographically diversified throughout the United States with the largest concentrations in Pennsylvania, New Hampshire, California, Virginia, Ohio, and Washington which account for approximately 80% of mortgage loans as of December 31, 2009.
Policy Loans
Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. The estimated fair value of the policy loans at December 31, 2009 and 2008 was $867,361 and $913,882, respectively. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.
Securities Lending
The Company loans securities under securities lending agreements. The amortized cost of securities out on loan at December 31, 2009 and 2008 was $149,374 and $166,427, respectively. The estimated fair value of securities out on loan at December 31, 2009 and 2008 was $145,209 and $173,991, respectively.

Derivatives
The Company uses derivatives to manage the capital market risk associated with the GMWB. The derivatives, which are S&P 500 Composite Stock Price Index futures contracts, are used to hedge the equity risk associated with these types of variable guaranteed products, in particular the claim and/or revenue risks of the liability portfolio. The Company will not seek hedge accounting on these hedges because, in most cases, the derivatives’ change in value will create a natural offset in the Statements of Income with the change in reserves. Net settlements on the futures occur daily. As of December 31, 2009, the Company had 570 outstanding short futures contracts with a notional value of $158,275. As of December 31, 2008, the Company had 990 outstanding short futures contracts with a notional value of $222,775.
Net Investment Income
Net investment income by source for the years ended December 31 was as follows:

	Successor		Predecessor
	2009	2008	2007
Fixed maturity securities	$72,710	$81,569	$72,597
Policy loans on insurance contracts	46,156	48,742	49,497
Cash and cash equivalents	2,816	7,848	9,976
Equity securities	1,409	2,038	3,593
Limited partnerships	(1,545)	(2,376)	3,223
Mortgage loans on real estate	4,706	2,424	—
Other	889	1,103	113

Gross investment income	127,141	141,348	138,999
Less: investment expenses	(4,204)	(6,190)	(2,583)

Net investment income	$122,937	$135,158	$136,416

Realized Investment Gains (Losses)
The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds and gross realized investment gains (losses) from the sale of available-for-sale securities for the years ended December 31 were as follows:

	Successor		Predecessor
	2009	2008	2007
Proceeds	$351,633	$598,127	$262,046
Gross realized investment gains	5,392	4,853	4,119
Gross realized investment losses	(5,507)	(5,861)	(2,064)

Proceeds on available-for-sale securities sold at a realized loss	103,332	268,351	152,277
Net realized investment gains (losses) for the years ended December 31 were as follows:

	Successor		Predecessor
	2009	2008	2007
Fixed maturity securities	$(10,605)	$(14,751)	$1,727
Equity securities	(3,692)	(414)	328
Limited partnerships	1,567	—	—
Mortgage loans on real estate	(531)	(49)	—
Derivatives	(48,105)	37,803	—
Adjustment related to VOBA	3,081	5,132	—

Net realized investment gains (losses)	$(58,285)	$27,721	$2,055

OTTI
If management determines that a decline in the value of an available-for-sale equity security is other-than-temporary, the cost basis is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. For debt securities, the manner in which an OTTI is recorded depends on whether management intends to sell a security or it is more likely than not that it will be required to sell a security in an unrealized loss position before its anticipated recovery. If management intends to sell or more likely than not will be required to sell the debt security before recovery, the OTTI is recognized in earnings for the difference between amortized cost and fair value. If these criteria are not met, the OTTI is bifurcated into two pieces: a credit loss is recognized in earnings at an amount equal to the difference between the amortized cost of the debt security and its net present value, and a non credit loss is recognized in OCI for any difference between the fair value and the net present value of the debt security at the impairment measurement date.

The following tables sets forth the amount of credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts:

Balance, December 31, 2008	$—
Credit losses remaining in retained earnings related to adoption of revised guidance on OTTI (ASC 320)	239
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(1,291)
Credit loss impairment recognized in the current period on securities not previously impaired	2,479
Additional credit loss impairments recognized in the current period on securities previously impaired	18
Accretion of credit loss impairments previously recognized	(6)
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(4)
Accretion previously recognized on securities which matured, paid down, prepaid or were sold during the period	10

Balance, December 31, 2009	$1,445

The components of OTTI reflected in the Statements of Income for the year ended was as follows:

	December 31, 2009
	Total	Portion of	Net OTTI
	OTTI	OTTI Losses	Losses
	Losses on	Recognized	Recognized
	Securities	in OCI	in Income
Gross OTTI losses	$18,929	$4,753	$14,176
DAC, DSI and VOBA	(4,324)	—	(4,324)

Net OTTI Losses	$14,605	$4,753	$9,852

The Company adopted revised guidance on the recognition and presentation of OTTI as of June 30, 2009. The gross cumulative effect of this adoption was a $12,576 adjustment to retained earnings and amortized cost for fixed maturity securities and cost basis for equity securities for the non credit related portion of previously recorded impairments on securities still in inventory at April 1, 2009. Of this, $3,495 related to non credit impairments previously recorded in income during the first quarter of 2009. For the year ended December 31, 2008, the Company recorded gross impairments of $14,208 and associated VOBA amortization of $5,879. For the year ended December 31, 2007, the Company did not any record any OTTI.
Note 5. VOBA, Other Intangibles and Goodwill
VOBA reflects the estimated fair value of in force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, for each block of business, of future policy and contract charges, premiums, mortality, Separate Account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of VOBA. At December 31, 2009, the reversion to the mean assumption was 7.25% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate, while at December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate.

The carrying amount of VOBA for the years ended December 31 was as follows:

	2009	2008
Balance at beginning of year	$581,090	$574,950

Purchase price adjustment	—	(6,759)
Accretion (amortization) expense	(12,272)	30,778
Unlocking	(79,355)	(40,476)
Impairment charge	(63,894)	(27,973)
Adjustment related to realized losses on investments and OTTI	3,081	5,132
Adjustment related to unrealized (gains) losses and OTTI on investments	(53,914)	45,438

Balance at end of year	$374,737	$581,090

During 2009, the Company experienced increased gross profits as a result of market improvements which increased amortization expense. Also during 2009, unlocking was primarily driven by the volatile equity market environment and revisions to policyholder behavior assumptions. During 2008, the Company experienced lower than expected gross profits as a result of market losses which reduced amortization expense and unlocking. In addition, in the first quarter 2009 and fourth quarter 2008, the Company recorded an impairment charge as estimated future gross profits were less than the unamortized balance.
The estimated future amortization of VOBA from 2010 to 2014 is as follows:

2010	$27,691
2011	$29,469
2012	$31,525
2013	$34,153
2014	$36,754
Other intangibles include the estimated fair values of the distribution agreement, the trade name and the non-compete agreement acquired at the acquisition date. The Company reviews other intangible assets when certain events or circumstances exist, while goodwill is reviewed for impairment on an annual basis and on an interim basis when certain events or circumstances exist. However during the 4th quarter 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on MLLIC. As a result of this decision, an impairment charge was taken for the entire unamortized other intangible balance ($76,161) and the majority of the goodwill balance ($139,301) except for the amount related to the Company’s state licenses at December 31, 2008.
Note 6. DAC, DSI and UPCR
The Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. At December 31, 2009, the reversion to the mean assumption was 7.25% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate, while at December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate.

The carrying amount of DAC and DSI for the years ended December 31 was as follows:

	DAC	DSI
Balance, January 1, 2008	$—	$—

Capitalization	22,095	6,975
Accretion	8,038	2,444
Unlocking	(7,343)	(2,187)
Adjustment related to unrealized losses and OTTI on investments	1,481	—

Balance, December 31, 2008	24,271	7,232

Capitalization	14,545	1,521
Amortization	(7,973)	(2,495)
Unlocking	(2,632)	38
Adjustment related to unrealized gains and OTTI on investments	(1,481)	—

Balance, December 31, 2009	$26,730	$6,296

Equity market improvements in 2009 as compared to 2008 caused higher amortization expense as a result of increasing gross profits. During 2008, the Company experienced lower than expected gross profits as a result of market losses which reduced amortization expense and unlocking.
As of December 31, 2007, the UPCR balance was zero as a result of push down accounting at the acquisition date. The components of accretion (amortization) of UPCR for the year ended December 31, 2007 was as follows:

Predecessor
2007
Accretion	$2,874
Unlocking	(4,815)

Total amortization of UPCR	$(1,941)

During 2007, the Company revised its mortality assumptions and historical claims relating to its variable universal life insurance product resulting in unfavorable unlocking.
Note 7. Variable Contracts Containing Guaranteed Benefits
Variable Annuity Contracts Containing Guaranteed Benefits
Prior to September 30, 2009, the Company issued variable annuity contracts in which the Company may have contractually guaranteed to the contract owner a guaranteed minimum death benefit (“GMDB”) and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company included a guaranteed minimum income benefit (“GMIB”) and a guaranteed minimum withdrawal benefit (“GMWB”). Information regarding the general characteristics of each guaranteed benefit type is provided below:
•	In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.
•	In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised.
•	Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner’s account value. In general, withdrawal percentages are based on the contract owner’s age at the time of the first withdrawal.

The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

2009	GMDB	GMIB	GMWB
Net amount at risk (a)	$1,415,524	$7,024	$150,197

Average attained age of contract owners	71	61	69

Weighted average period remaining until expected annuitization	n/a	3.9 yrs	n/a

2008
Net amount at risk (a)	$2,631,834	$93,436	$274,296

Average attained age of contract owners	68	61	70

Weighted average period remaining until expected annuitization	n/a	6.0 yrs	n/a

(a)	Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMWB is defined as the present value of the minimum guaranteed withdrawals available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date.
The Company records liabilities for contracts containing GMDB and GMIB provisions as a component of future policy benefits in the Balance Sheets. Changes in these guaranteed benefit liabilities are included as a component of policy benefits in the Statement of Income. The GMDB and GMIB liabilities are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and policyholder behavior assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings (“unlocking”), if actual experience or evidence suggests that earlier assumptions should be revised.
The changes in the variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

	GMDB	GMIB
Balance, January 1, 2008	$74,641	$—

Purchase price adjustment	(7,887)	—
Guaranteed benefits incurred	22,420	7,939
Guaranteed benefits paid	(28,447)	—
Unlocking	85,162	10,596

Balance, December 31, 2008	145,889	18,535

Guaranteed benefits incurred	43,197	18,781
Guaranteed benefits paid	(52,139)	—
Unlocking	8,586	1,853

Balance, December 31, 2009	$145,533	$39,169

During 2009, the small decline in the GMDB liability was primarily due to equity market improvements partially offset by revisions to policyholder behavior assumptions. During 2009, the increase in the GMIB liability was primarily due to revisions to policyholder behavior assumptions partially offset by the favorable impact of improved equity markets in the latter half of 2009. The substantial increase in the GMDB and GMIB liabilities in 2008 was primarily due to significant market declines during the latter half of 2008.

At December 31, contract owners’ account balances by mutual fund class by guaranteed benefit provisions were comprised as follows:

				Money
	Equity	Bond	Balanced	Market	Other	Total
2009
GMDB Only	$1,786,028	$768,644	$571,784	$238,924	$4,824	$3,370,204
GMDB and GMIB	1,183,035	354,188	404,155	58,510	14,107	2,013,995
GMDB and GMWB	425,882	78,613	188,216	4,312	7,698	704,721
GMWB only	165,990	29,866	75,097	1,809	2,995	275,757
GMIB only	97,595	14,463	44,919	1,866	2,452	161,295
No guaranteed benefit	16,518	4,357	15,703	2,264	1,150	39,992

Total	$3,675,048	$1,250,131	$1,299,874	$307,685	$33,226	$6,565,964

2008
GMDB Only	$1,712,586	$764,563	$532,448	$223,531	$3,388	$3,236,516
GMDB and GMIB	880,425	348,784	338,704	77,037	9,316	1,654,266
GMDB and GMWB	260,347	73,349	154,400	4,362	6,455	498,913
GMWB only	104,486	29,037	62,796	2,796	2,416	201,531
GMIB only	64,495	13,808	33,159	1,667	1,520	114,649
No guaranteed benefit	14,678	4,664	12,583	2,504	366	34,795

Total	$3,037,017	$1,234,205	$1,134,090	$311,897	$23,461	$5,740,670

Variable Life Contracts Containing Guaranteed Benefits
The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract’s account value.
At December 31, contract owners’ account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

	2009	2008
Balanced	$733,429	$537,761
Equity	562,073	757,526
Bond	228,272	128,794
Money Market	224,095	292,345

Total	$1,747,869	$1,716,426

Note 8. Federal Income Taxes
The following is a reconciliation of the provision for income taxes based on income (loss) before federal income taxes, computed using the federal statutory rate versus the reported provision for income taxes for the years ended December 31.

	Successor		Predecessor
	2009	2008	2007
Provisions for income taxes computed at Federal statutory rate (35%)	$(38,911)	$(79,190)	$55,857
Increase (decrease) in income taxes resulting from:
Dividend received deduction	(8,890)	(7,420)	(4,783)
Tax credits	(1,386)	(884)	(2,002)
Tax goodwill amortization	—	(431)	—
Valuation allowance on deferred tax assets	145,504	—	—
Provision to return adjustment	(7,955)	—	—
Uncertain tax positions	3,623	—	—
Other	(57)	6	—

Federal income tax provision	$91,928	$(87,919)	$49,072

Effective tax rate	-83%	39%	31%

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes.
Deferred tax assets and liabilities at December 31 were as follows:

	December 31,
	2009	2008
Deferred tax assets
DAC	$113,381	$125,732
Net operating and capital loss carry forward	68,655	110,255
Intangible assets	64,582	67,556
Investment adjustments	11,144	49,527
Policyholder account balances	20,525	—
Tax VOBA	81	88
Liability for guaranty fund assessments	1,741	679
Tax credits	9,479	—
Other	(477)	1,939

Total deferred tax assets	289,111	355,776
Valuation allowance	(145,504)	—

Net deferred tax assets	143,607	355,776

Deferred tax liabilities
Book VOBA	131,158	203,382
DAC	11,559	11,026
Policyholder account balance	—	24,325

Total deferred tax liabilities	142,717	238,733

Total net deferred tax asset	$890	$117,043

The valuation allowance for deferred tax assets at December 31, 2009 was $145,504. There was no valuation allowance at December 31, 2008. The valuation allowance is related to a net operating loss carryforward and other deferred tax assets that, in the judgment of management, is not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that all or some of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on generation of further taxable income during the periods in which those temporary differences are deductible. Management considers the scheduled reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies in making the assessment.
The Company has analyzed all material tax positions under the guidance of ASC 740, Income Taxes, related to the accounting for uncertainty in income tax, and determined that there were no tax benefits that should not be recognized as of December 31, 2008. Additions as of December 31, 2009 are based on tax positions related to the prior year of $3,623, which primarily relates to uncertainty regarding the sustainability of certain deductions taken on the 2008 U.S. Federal income tax return. There were no additions based on tax positions related to the current year. To the extent these unrecognized tax benefits are ultimately recognized, they will not impact the effective tax rate in a future period. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.
At December 31, 2009 and 2008, the Company had an operating loss carryforward for federal income tax purposes of $176,009 (net of the ASC 740 reduction of $10,351) and $314,582, respectively, with a carryforward period of fifteen years that expire at various dates up to 2024. In addition, at December 31, 2009, the Company also has a capital loss carryforward for federal income tax purposes of $9,796 with a carryforward period of five years that will expire at various dates up to 2014. At December 31, 2009, the Company had a foreign tax credit carryforward of $5,810 with a carryforward period of ten years that will expire at various dates up to 2019. Also at December 31, 2009, the Company had an Alternative Minimum Tax tax credit carryforward for federal income tax purposes of $3,668 with an indefinite carryforward period.
The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company did not recognize penalty expense in its financial statements as of December 31, 2009 and 2008. The Company recognized interest expense of $119 as of December 31, 2009. The Company did not recognize interest expense as of December 31, 2008.

The Company files a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group. A tax return has been filed for 2008, but no examination by the Internal Revenue Service has yet commenced.
Note 9. Stockholder’s Equity and Statutory Accounting Principles
The Company’s statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Arkansas. The State of Arkansas has adopted the National Association of Insurance Commissioners’ (“NAIC”) statutory accounting principles as the basis of its statutory accounting principles.
The Company’s statutory net income (loss) for the years ended December 31, 2009, 2008 and 2007 was $225,287, ($259,862), and $108,791, respectively.
Statutory capital and surplus at December 31, 2009 and 2008 was $599,014 and $356,135, respectively. At December 31, 2009 and 2008, approximately $282,663 and $35,593, respectively, of stockholder’s equity was available for dividend distribution that would not require approval by the Arkansas Insurance Department. During 2009, the Company did not receive any capital contributions from AUSA. During 2008, the Company received $250,000 of capital contributions from AUSA. During 2009 and 2008, the Company did not pay any dividends to AUSA.
The NAIC utilizes the Risk Based Capital (“RBC”) adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company’s risk profile. As of December 31, 2009 and 2008, based on the RBC formula, the Company’s total adjusted capital level was above the minimum amount of capital required to avoid regulatory action.
Note 10. Reinsurance
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily quota share coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $1,000 on single and joint life policies. Effective second quarter of 2008, the Company began to recapture the majority of its life reinsurance, which is expected to be finalized in the first half of 2010.
Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2009 and 2008, reinsurance receivables were $35,806 and $14,219 respectively, of which the majority ($29,682 and $10,026, respectively) related to the recapture of life reinsurance and refined calculations in conjunction with system conversions. At December 31, 2009 and 2008, these reinsurance receivables were primarily from Swiss Re, Lincoln National Life Insurance Company, Reinsurance Group of America (“RGA”), Employers Reassurance Corporation (“ERAC”), and Munich American Reassurance Company. As of December 31, 2009, the Company held collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $399 that can be drawn upon for delinquent reinsurance receivables.
At December 31, 2009, the Company had the following life insurance inforce:

Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net
Life insurance inforce	$7,255,580	$2,002,598	$626	$5,253,608	0.01%
The Company is party to an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer’s variable annuity contracts sold from January 1, 1997 to June 30, 2001.
In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2009, 45% and 12% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured. As of December 31, 2008, 49% and 5% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

Note 11. Related Party Transactions
As of December 31, 2009, the Company had the following related party agreements in effect:
The Company is party to a common cost allocation service agreement between AUSA companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. During 2009 and 2008, the Company incurred $24,844 and $5,221, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.
The Company is party to intercompany short-term note receivable arrangements with its parent and affiliates at various times during the year. On June 29, 2009, the Company had an intercompany short-term note receivable of $40,000 with an interest rate of 0.30% that is due June 29, 2010. On September 29, 2009 the Company also had an intercompany short-term note receivable of $20,000 with an interest rate of 0.25% that was due September 29, 2010, but was paid in full on December 31, 2009. At December 31, 2008, the Company was not party to any outstanding intercompany short-term note receivable. During 2009 and 2008, the Company accrued and/or received $108 and $1,669 respectively, of interest. Interest related to these arrangements is included in net investment income.
AEGON USA Realty Advisors, Inc. acts as the manager and administrator for the Company’s mortgage loans on real estate under an administrative and advisory agreement with the Company. Charges attributable to this agreement are included in net investment income. During 2009 and 2008, the Company incurred $163 and $70, respectively, under this agreement. There were no mortgage loan origination fees during 2009. Mortgage loan origination fees of $25 were capitalized and included on the Balance Sheet under mortgage loans on real estate during 2008. Mortgage loan origination fees are amortized into net investment income over the life of the mortgage loans.
AEGON USA Investment Management, LLC acts as a discretionary investment manager under an investment management agreement with the Company. During 2009 and 2008, the Company incurred $2,207 and $2,029, respectively, in expenses under this agreement. Charges attributable to this agreement are included in net investment income.
Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. During 2009 and 2008, the Company incurred $4,002 and $6,498, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.
Transamerica Capital, Inc. provides underwriting services for the Company under an underwriting agreement. During 2009 and 2008, the Company incurred $47,569 and $29,734, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.
Transamerica Asset Management, Inc. acts as the investment advisor for certain related party funds in the Company’s Separate Accounts under an administrative services agreement. Revenue attributable to this agreement is included in policy charge revenue. During 2009, the Company did not receive revenue under this agreement. During 2008, the Company received $25 in revenue under this agreement.
The Company has a participation agreement with Transamerica Series Trust to offer certain funds in the Company’s Separate Accounts. Transamerica Capital, Inc. acts as the distributor for said related party funds. The Company has entered into a distribution and shareholder services agreement for certain of the said funds. Revenue attributable to this agreement is included in policy charge revenue. During 2009 and 2008, the Company received $44 and $8, respectively, in revenue under this agreement.
The Company has a reinsurance agreement with Transamerica Life Insurance Company. During 2009 and 2008, the Company incurred $268 and $257, respectively in reinsurance premium ceded expense under this agreement and there were no reinsurance recoveries on death claims incurred.
The Company is party to the purchasing and selling of investments between various affiliated companies. The investments are purchased and sold at fair value and are included in fixed maturity available-for-sale securities and mortgage loans on real estate in the Balance Sheets. During 2009, there were no purchases of investments from affiliated companies. During 2009, the Company sold $78,525 and $2,961 of fixed maturity available-for-sale securities and mortgage loans on real estate, respectively to affiliates. During 2008, the Company purchased $204,892 and $68,794 of fixed maturities available-for-sale securities and mortgage loans on real estate, respectively, from affiliates. During 2008, the Company sold $34,959 of fixed maturities available-for-sale securities to an affiliated company.

While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party’s representations and contractual obligations thereunder.
Prior to December 28, 2007, the Company had the following affiliated agreements in effect:
The Company and Merrill Lynch Insurance Group, Inc. (“MLIG”) were parties to a service agreement whereby MLIG agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement were reimbursed by the Company on an allocated cost basis. Charges allocated to the Company by MLIG pursuant to the agreement were $27,017 for 2007. Charges attributable to this agreement were included in insurance expenses and taxes, except for investment related expenses, which were included in net investment income. The Company was allocated interest expense on its accounts payable to MLIG that approximates the daily federal funds rate. Total intercompany interest incurred was $501 for 2007. Intercompany interest was included in net investment income.
The Company had a general agency agreement with Merrill Lynch Life Agency Inc. (“MLLA”) whereby registered representatives of Merrill Lynch, Pierce, Fenner & Smith, Incorporated, who are the Company’s licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA was paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $61,916 for 2007. Certain commissions were capitalized as DAC and were being amortized in accordance with the accounting policy discussed in Note 6. Charges attributable to this agreement were included in insurance expenses and taxes, net of amounts capitalized.
MLIG had entered into agreements with i) Roszel Advisors, LLC (“Roszel”), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust (“the Trust”) and ii) the former Merrill Lynch Investment Managers, L.P. (“MLIM”), now BlackRock, Inc, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Mercury Variable Trust, (collectively, “the Funds”). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust and the Funds in connection with the variable life insurance and annuity contracts the Company had inforce. Under these agreements, Roszel and MLIM pay MLIG an amount equal to a percentage of the assets invested in the Trust and the Funds through the Separate Accounts. Revenue attributable to these agreements is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation from Roszel in the amount of $2,560 during 2007.
Note 12. Commitments and Contingencies
State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state’s life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer’s contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2009 and 2008, the Company’s estimated liability for future guaranty fund assessments was $4,974 and $5,704, respectively. If future insolvencies occur, the Company’s estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.
In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.
Note 13. Segment Information
In reporting to management, the Company’s operating results are categorized into two business segments: Annuity and Life Insurance. The Company’s Annuity segment consists of variable annuities and interest-sensitive annuities. The Company’s Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The accounting policies of the business segments are the same as those for the Company’s financial statements included herein. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

The “Other” category, presented in the following segment financial information, represents net revenues and net earnings on invested assets that do not support annuity or life insurance contract owner liabilities. Subsequent to the acquisition, management no longer considers “Other” a category for segment reporting purposes. It is impracticable to restate the prior period segment information as well as disclosing the information under both the old basis and the new basis of reporting. Therefore, the predecessor information is shown under the old basis, three segments – annuity, life insurance and other, while the successor information is shown under the new basis, two segments – annuity and life insurance.
The following tables summarize each business segment’s contribution to select Statements of Income categories for the years ended December 31.

	Successor
	2009
		Life
	Annuity	Insurance	Total
Net revenues (a)	$101,449	$87,574	$189,023

Policy benefits (net of reinsurance)	22,043	29,061	51,104

Federal income tax expense	34,469	57,459	91,928

Net loss	(174,999)	(28,102)	(203,101)

	Successor
	2008
		Life
	Annuity	Insurance	Total
Net revenues (a)	$215,885	$96,214	$312,099

Policy benefits (net of reinsurance)	161,650	28,928	190,578

Federal income tax expense (benefit)	(94,215)	6,296	(87,919)

Net income (loss)	(158,462)	20,123	(138,339)

	Predecessor
	2007
		Life
	Annuity	Insurance	Other	Total
Net revenues (a)	$200,295	$97,351	$14,433	$312,079

Policy benefits (net of reinsurance)	15,291	26,995	—	42,286

Federal income tax expense	30,380	13,640	5,052	49,072

Net income	72,244	28,894	9,381	110,519

(a)	Net revenues include total revenues net of interest credited to policyholder liabilities.

The following tables represent select Balance Sheet information at December 31:

		Total
	Total	Policyholder
	Assets	Liabilities
2009
Annuity	$7,836,365	$641,030
Life Insurance	3,776,587	1,457,865

Total	$11,612,952	$2,098,895

2008
Annuity	$7,338,124	$742,423
Life Insurance	3,775,659	1,547,003

Total	$11,113,783	$2,289,426

PART C
OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)	Financial Statements

All required Financial Statements are included in Part B this Registration Statement.

(b)	Exhibits

	(1)		Resolution of the Board of Directors of Merrill Lynch Life Insurance Company establishing the Merrill Lynch Life Variable Annuity Separate Account D. Note 1

	(2)		Not Applicable.

	(3)	(a)	Form of Underwriting Agreement between Merrill Lynch Life Insurance Company and Transamerica Capital, Inc. Note 2

		(b)	Wholesaling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Transamerica Capital. Note 3

		(c)	Selling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Merrill Lynch Life Agency, Inc. Note 3

		(d)	Master Distribution Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 4

	(4)	(a)	Form of Contract for the Flexible Premium Individual Variable Annuity. Note 5

		(b)	Individual Retirement Annuity Endorsement. Note 5

		(c)	Endorsement for Withdrawals Not Subject To A Contingent Deferred Sales Charge. Note 5

		(d)	Death Benefit Endorsement ML056. Note 5

		(e)	Guaranteed Minimum Income Benefit Rider. Note 5

	(5)		Form of Application for the Flexible Premium Individual Variable Annuity. Note 5

(6)	(a)	Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life Insurance Company. Note 6

	(b)	Amended and Restated By-Laws of Merrill Lynch Life Insurance Company. Note 6

(7)		Reinsurance Agreements.

	(a)	GMDB Reinsurance Agreement between MLLIC and ACE Tempest and Amendment No. 1. Note 17

(a)	(1)	Amendment No. 2 to the GMDB Reinsurance Agreement. Note 17

	(b)	GMIB Reinsurance Agreement between MLLIC and ACE Tempest Agreement and Amendments No. 1 and 2. Notes 17

(b)	(1)	Amendment No. 3 to the GMIB Reinsurance Agreement. Note 17

	(c)	DBER Reinsurance Agreement between MLLIC and ACE Tempest and Amendments No. 1 and 2. Note 17

(c)	(1)	Amendment No. 3 to the DBER Reinsurance Agreement. Note 17

(8)	(a)	Amended General Agency Agreement. Note 7

	(b)	Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency Inc. Note 6

	(c)	Management Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Asset Management, Inc. Note 6

	(d)	Amended Service Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Insurance Group, Inc. Note 7

	(e)	Form of Participation Agreement between FAM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 8

	(f)	Form of Participation Agreement between AIM Equity Funds, AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 8

	(g)	Form of Participation Agreement between AIM Funds Group, AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 8

	(h)	Form of Participation Agreement between Alliance Global Investor Services, Inc., Alliance Fund Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 8

	(i)	Form of Participation Agreement between American Century Investment Services, Inc. and Merrill Lynch Life Insurance Company. Note 8

	(j)	Form of Participation Agreement between American Funds Service Company, American Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 8

	(k)	Form of Participation Agreement between Davis New York Venture Fund, Davis Distributors, LLC and Merrill Lynch Life Insurance Company. Note 8

(l)	Form of Participation Agreement between Delaware Distributors L.P., Delaware Group Equity Funds, and Merrill Lynch Life Insurance Company. Note 8

(m)	Form of Participation Agreement between Fidelity Distributors Corporation and Merrill Lynch Life Insurance Company. Note 8

(n)	Form of Participation Agreement between Lord Abbett Family of Funds, Lord Abbett Distributor LLC, and Merrill Lynch Life Insurance Company. Note 8

(o)	Form of Participation Agreement between MFS Fund Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 8

(p)	Form of Participation Agreement between Oppenheimer Funds Distributor, Inc. and Merrill Lynch Life Insurance Company. Note 8

(q)	Form of Participation Agreement between PIMCO Funds Distributors LLC, Allianz Dresdner Asset Management of America L.P., and Merrill Lynch Life Insurance Company. Note 8

(r)	Form of Participation Agreement between The Putnam Funds, Putnam Retail Management Limited Partnership, and Merrill Lynch Life Insurance Company. Note 8

(s)	Form of Participation Agreement between Seligman Value Fund Series, Inc., Seligman Advisors, Inc., and Merrill Lynch Life Insurance Company. Note 8

(t)	Form of Participation Agreement between Franklin Templeton Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 8

(u)	Form of Participation Agreement between Van Kampen Equity Trust, Van Kampen Comstock Fund, Van Kampen Equity and Income Fund, Van Kampen Funds, Inc., and Merrill Lynch Life Insurance Company. Note 8

(v)	Form of Amendment to Participation Agreement among Merrill Lynch Life Insurance Company, AIM Equity Funds and AIM Distributors, Inc. Note 9

(w)	Form of Rule 22c-2 Shareholder Information Agreement Between AIM Investment Services, Inc. and Merrill Lynch Life Insurance Company. Note 10

(x)	Form of Rule 22c-2 Shareholder Information Agreement Between AllianceBernstein Investor Services, Inc. and Merrill Lynch Life Insurance Company. Note 10

(y)	Form of Rule 22c-2 Shareholder Information Agreement Between Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. Note 10

(z)	Form of Rule 22c-2 Shareholder Information Agreement Between American Century Investment Services, Inc. and Merrill Lynch Life Insurance Company. Note 10

(aa)	Form of Rule 22c-2 Shareholder Information Agreement Between American Funds Service Company and Merrill Lynch Life Insurance Company. Note 11

(bb)	Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 12

(cc)	Form of Rule 22c-2 Shareholder Information Agreement Between Davis New York Venture Fund, Davis Distributors, LLC and Merrill Lynch Life Insurance Company. Note 11

(dd)	Form of Rule 22c-2 Shareholder Information Agreement Between Delaware Distributors, L.P., Delaware Service Company, Inc. and Merrill Lynch Life Insurance Company. Note 11

(ee)	Form of Rule 22c-2 Shareholder Information Agreement Between Fidelity Distributors Corporation and Merrill Lynch Life Insurance Company. Note 11

(ff)	Form of Rule 22c-2 Shareholder Information Agreement Between Lord Abbett Distributor LLC and Merrill Lynch Life Insurance Company. Note 11

(gg)	Form of Rule 22c-2 Shareholder Information Agreement Between MFS Fund Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 10

(hh)	Form of Rule 22c-2 Shareholder Information Agreement Between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Merrill Lynch Life Insurance Company. Note 11

(ii)	Form of Rule 22c-2 Shareholder Information Agreement Between Putnam Retail Management Limited Partnership and Merrill Lynch Life Insurance Company. Note 11

(jj)	Form of Rule 22c-2 Shareholder Information Agreement Between The Seligman Funds and Merrill Lynch Life Insurance Company. Note 11

(kk)	Form of Rule 22c-2 Shareholder Information Agreement Between Franklin/Templeton Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 11

(ll)	Form of Rule 22c-2 Shareholder Information Agreement Between Van Kampen Funds, Inc. and Merrill Lynch Life Insurance Company. Note 10

(mm)
Form of Amendment to Participation Agreement by and among Alliance Global Investor Services, Inc., AllianceBernstein Investment Research and Management, Inc. and Merrill Lynch Life Insurance Company. Note 11

(nn)	Form of Amendment to Participation Agreement by and among Seligman Value Fund Series, Inc., Seligman Advisors, Inc. and Merrill Lynch Life Insurance Company. Note 11

(oo)	Shareholder Service Agreement by and among AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 16

(pp)	Shareholder Service Agreement by and among AllianceBernstein Investments, Inc. and Merrill Lynch Life Insurance Company. Note 13

(qq)	Shareholder Service Agreement by and among Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. Note 13

(rr)	Shareholder Service Agreement by and among Allianz Global Investors Distributors LLC (for PIMCO Funds) and Merrill Lynch Life Insurance Company. Note 13

(ss)	Amendment No. 2 to the Participation Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. Note 13

(tt)	Shareholder Service Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. Note 13

(uu)	Administrative Services Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. (Ultra Fund). Note 13

(vv)	Administrative Services Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. (Equity Income Fund). Note 13

(ww)	Shareholder Services Agreement by and among American Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 13

(xx)	Shareholder Services Agreement by and among BlackRock Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 13

(yy)	Shareholder Services Agreement by and among Davis Distributors, LLC and Merrill Lynch Life Insurance Company. Note 13

(zz)	Shareholder Services Agreement by and among Delaware Distributors, L.P. and Merrill Lynch Life Insurance Company. Note 13

(aaa)	Shareholder Services Agreement by and among Franklin Templeton Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 13

(bbb)	Shareholder Services Agreement by and among Lord Abbett Distributor LLC and Merrill Lynch Life Insurance Company. Note 13

(ccc)	Shareholder Services Agreement by and among OppenheimerFunds Distributor, Inc. and Merrill Lynch Life Insurance Company. Note 13

(ddd)	Administration, Shareholder Services and Distribution Agreement by and among Seligman Advisors, Inc. and Merrill Lynch Life Insurance Company. Note 13

(eee)	Shareholder Service Agreement by and between Seligman Advisors, Inc. and Merrill Lynch Life Insurance Company. Note 16

(fff)	Shareholder Services Agreement by and among Van Kampen Funds, Inc. and Merrill Lynch Life Insurance Company. Note 13

(ggg)	Keep Well Agreement between AEGON USA, Inc. and Merrill Lynch Life Insurance Company. Note 13

	(hhh)	Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 14
	(iii)	First Amendment to Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 4
(9)		Opinion and Consent of Counsel Note 18
(10)	(a)	Consent of Counsel Note 18
	(b)	Consent of independent registered public accounting firm. Note 18

(11)		Not Applicable.
(12)		Not Applicable.
(13)		Powers of Attorney Note 18

Note 1.	Incorporated by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-91098) dated June 25, 2002.

Note 2.	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-118362) dated April 25, 2008.

Note 3.	Incorporated by reference to the Annual Report on Form 10-K of Merrill Lynch Life Insurance Company (File No. 33-26322) dated March 27, 2008.

Note 4.	Incorporated by reference to Form 8-K (File No. 33-26322) dated January 4, 2008.

Note 5.	Incorporated by reference to Form N-4 Registration Statement (File No. 333-91098) dated June 25, 2002.

Note 6.	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-43773) dated December 10, 1996.

Note 7.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-43773) dated April 28, 1994.

Note 8.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-91098) dated September 20, 2002.

Note 9.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-91098) dated April 24, 2006.

Note 10.	Incorporated by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 33-43773) dated April 17, 2007.

Note 11.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-91098) dated April 18, 2007.

Note 12.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-73544) dated April 17, 2007.

Note 13.	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-119364) dated April 28, 2008.

Note 14.	Incorporated by reference to Form 8-K (File No. 33-26322) dated August 17, 2007.

Note 15.	Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-118362) dated February 22, 2008.

Note 16.	Filed with Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-91098) dated April 29, 2008.

Note 17.	Filed with Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-91098) dated April 28, 2009.

Note 18.	Filed herewith.

Item 25. Directors and Officers of the Depositor (Merrill Lynch Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Lon J. Olejniczak 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and President

Robert R Frederick 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President

John T. Mallett 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Vice President

Ronald L. Ziegler 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President

Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President, Corporate Controller, Chief Financial Officer and Treasurer

Frank A. Camp 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Secretary, Group General Counsel, and Senior Vice President

Darin D. Smith 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President and Assistant Secretary

Item 26.	Persons Controlled By or Under Common Control With the Depositor or Registrant.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	Ownership split between AEGON Canada Holding B.V. and TIHI Canada Holding, LLC	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management(Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans Investment in mortgages

AEGON Core Mortgage Fund, LP	Delaware	General Partner — AEGON-CMF GP, LLC	Investment in mortgages

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	(Canada) B.V. 100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc. AEGON International B.V.	Delaware Netherlands	100% Commonwealth General Corporation 100% AEGON N.V.	Provider of investment, marketing and administrative services to insurance companies Holding company

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (74.8759%) ; Monumental Life Insurance Company (25.1241%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member — AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners — Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner — AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

Capmark Affordable Tax Credit Fund II, LLC	Delaware	100% owned by Garnet LIHTC Fund VIII, LLC	Investments

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member — Diverisified Investment Advisors, Inc.	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved

Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member — Life Investors Financial Group, Inc.	Direct sales of term life insurance

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.958905%); Monumental Life Insurance Company (6.301370%); Transamerica Financial Life Insurance Company (2.739725%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager:	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	AEGON USA Realty Advisors, Inc. Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	California	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote — AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	Sole Member — Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member — Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Canada Holding, LLC	Iowa	Sole Member — Transamerica International Holdings, Inc.	Holding company

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda — - will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. — sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company — sole Member	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company — sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of	Wyoming	100% World Financial Group	Insurance agency

Wyoming, Inc.		Insurance Agency, Inc.

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.  Number of Contracts

The number of Contracts in force as of March 31, 2010 was 7,095.

Item 28.  Indemnification

The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

Amended And Restated By-Laws Of Merrill Lynch Life Insurance Company, Article VI

Sections 1, 2, 3 And 4 — Indemnification Of Directors, Officers, Employees And Incorporators

Section 1.  Actions Other Than By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

Section 2.  Actions By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

Section 3.  Right To Indemnification. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith.

Section 4.  Determination Of Right To Indemnification. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

Other Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA FF, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Separate Account VL A, Separate Account VUL-3 and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.
Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.
Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.
Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.
Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.
Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b) Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Thomas A. Swank	(1)	Director
Lon J. Olejniczak	(1)	Chief Executive Officer and Director
Michael W. Brandsma	(2)	Director, President and Chief Financial Officer
Blake S. Bostwick	(2)	Chief Operations Officer
David W. Hopewell	(1)	Director
David R. Paulsen	(2)	Executive Vice President
Michael G. Petko	(2)	Executive Vice President
Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer
Courtney John	(2)	Chief Compliance Officer and Vice President
Frank A. Camp	(1)	Secretary
Amy J. Boyle	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Karen D. Heburn	(4)	Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Brenda L. Smith	(4)	Assistant Vice President
Darin D. Smith	(1)	Assistant Vice President
Elizabeth Belanger	(6)	Assistant Vice President
Arthur D. Woods	(4)	Assistant Vice President
Tamara D. Barkdoll	(2)	Assistant Secretary
Erin K. Burke	(1)	Assistant Secretary
Amy Angle	(3)	Assistant Secretary
Jeff Carnal	(7)	Assistant Vice President
Julie Allomong	(7)	Assistant Vice President
Wesley J. Hodgson	(2)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	440 Mamaroneck Avenue, Harrison, NY 10528

(7)	1150 South Olive, Los Angeles, CA 90015

(c)	Compensation to Principal Underwriter:

	Net Underwriting
	Discounts and	Compensation on	Brokerage
Name of Principal Underwriter	Commissions(1)	Redemption	Commissions	Compensation
Transamerica Capital, Inc.	$3,484,871	0	0	0

(1)	Fiscal Year 2009

Item 30.  Location of Accounts and Records

All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Manager Regulatory Filing Unit, Merrill Lynch Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001; or by the Service Center at 4802 Deer Lake Drive East, Jacksonville, Florida 32246.

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings and Representations

(a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 21st day of April, 2010.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D MERRILL LYNCH LIFE INSURANCE COMPANY Depositor
*
Lon J. Olejniczak
President and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Lon J. Olejniczak	Director and President	, 2010

* Robert R. Frederick	Director and Senior Vice President	, 2010

* John T. Mallett	Director and Vice President	, 2010

* Ronald L. Ziegler	Director and Senior Vice President	, 2010

* Eric J. Martin	Vice President, Corporate Controller, Chief Financial Officer and Treasurer	, 2010

/s/Darin D. Smith Darin D. Smith	Vice President and Assistant Secretary	April 21, 2010

*By:	Darin D. Smith - Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

9	Opinion and Consent of Counsel

10(a)	Consent of Counsel

10(b)	Consent of Independent Registered Public Accounting Firm

13	Powers of Attorney

*	Page numbers included only in manually executed original.